File No. 811-5017
                                                               File No. 33-11466

                       SECURITIES AND EXCHANGE COMMISSION

                           Washington, D. C.   20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                        Pre-Effective Amendment No. ____
                        Post-Effective Amendment No. 19

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                     X

                                Amendment No. 19

TMK/UNITED FUNDS, INC.
                      (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas             66202-4200
            (Address of Principal Executive Office)       (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000

Sharon K. Pappas, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective

          _____  immediately upon filing pursuant to paragraph (b)
          __X__  on October 1, 1997 pursuant to paragraph (b)
          _____  60 days after filing pursuant to paragraph (a)(1)
          _____  on (date) pursuant to paragraph (a)(1)
          _____  75 days after filing pursuant to paragraph (a)(2)
          _____  on (date) pursuant to paragraph (a)(2) of Rule 485
          _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

       ==================================================================

                   DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

     The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant's fiscal year ended December 31, 1996 was filed on February 25, 1997.

                             TMK/UNITED FUNDS, INC.
                             ======================
                             Cross Reference Sheet
                             =====================
Part A of
Form N-1A
Item No.                      Prospectus Caption
---------                     ------------------

 1 ........................   Cover Page
 2(a) .....................   *
  (b) .....................   Prospectus Summary
  (c) .....................   *
 3(a) .....................   Financial Highlights
  (b) .....................   *
  (c) .....................   Performance Information
  (d)......................   Financial Highlights; Performance Information
 4(a) .....................   The Fund; Goals and Investment Policies of the
                              Portfolios; Other Information
  (b) .....................   Goals and Investment Policies of the Portfolios
  (c) .....................   Goals and Investment Policies of the Portfolios
 5(a) .....................   Other Information
  (b)......................   Management; Back Cover
  (c) .....................   Management
  (d) .....................   Management; Back Cover
  (e) .....................   *
  (f) .....................   Management
  (g)......................   *
5A.........................   **
 6(a) .....................   The Fund; Other Information
  (b) .....................   *
  (c) .....................   *
  (d) .....................   *
  (e) .....................   Other Information
  (f)......................   Dividends and Distributions
  (g) .....................   Taxes
  (h) .....................   *
 7(a) .....................   Management; Back Cover
  (b) .....................   Net Asset Value
  (c) .....................   *
  (d) .....................   *
  (e) .....................   *
  (f) .....................   *
 8(a) .....................   Purchases and Redemptions
  (b) .....................   *
  (c) .....................   *
  (d) .....................   Purchases and Redemptions
 9 ........................   *

Part B of
Form N-1A
Item No.                      SAI Caption
---------                     -----------

10(a) .....................   Cover Page
  (b) .....................   *
11 ........................   Cover Page
12 ........................   *
13(a) .....................   Goals and Investment Policies
  (b) .....................   Goals and Investment Policies
  (c) .....................   Goals and Investment Policies
  (d) .....................   Goals and Investment Policies
14(a) .....................   Directors and Officers
  (b) .....................   Directors and Officers
  (c)                         Directors and Officers
15(a) .....................   *
  (b) .....................   *
  (c) .....................   *
16(a)(i) ..................   Investment Management and Other Services
  (a)(ii) .................   Investment Management and Other Services;
                              Directors and Officers
  (a)(iii) ................   Investment Management and Other Services
  (b) .....................   Investment Management and Other Services
  (c) .....................   *
  (d) .....................   Investment Management and Other Services
  (e) .....................   *
  (f) .....................   *
  (g) .....................   *
  (h) .....................   Investment Management and Other Services
  (i) .....................   *
17(a) .....................   Portfolio Transactions and Brokerage
  (b) .....................   *
  (c) .....................   Portfolio Transactions and Brokerage
  (d) .....................   Portfolio Transactions and Brokerage
  (e) .....................   Portfolio Transactions and Brokerage
18(a) .....................   Other Information
  (b) .....................   *
19(a) .....................   Purchases and Redemptions
  (b) .....................   Net Asset Value; Purchases and Redemptions
  (c) .....................   Purchases and Redemptions
20 ........................   Taxes
21(a) .....................   Investment Management and Other Services
  (b) .....................   Investment Management and Other Services
  (c) .....................   *
22(a)......................   Performance Information
  (b)(i)...................   Performance Information
  (b)(ii)..................   Performance Information
  (b)(iii).................   *
  (b)(iv)..................   Performance Information
23 ........................   Financial Statements

---------------------------------------------------------------------------
 *Not Applicable or Negative Answer
**Contained in the Annual Report to Shareholders

                            TMK/UNITED FUNDS, INC..

                               6300 Lamar Avenue

                                P. O. Box 29217

                      Shawnee Mission, Kansas  66201-9217

                                 (913) 236-2000
                                 (800) 366-5465

---------------------------------------------------------------

                                October 1, 1997

                                   PROSPECTUS

-----------------------------------------------------------------

     TMK/United Funds, Inc. (the "Fund") is a diversified, open-end management investment company commonly known as a mutual fund, with eleven separate Portfolios each with separate goals and investment policies. The goals and investment policies of the Portfolios, which may be changed by the Directors of the Fund without a vote of the shareholders, are generally as follows:

                             Money Market Portfolio

     Maximum current income consistent with stability of principal by investing in money market securities.

                                 Bond Portfolio

     Current income with an emphasis on preservation of capital by investing primarily in debt securities of varying yields, quality and maturities.

                             High Income Portfolio

     Primary goal of high current income with a secondary goal of capital growth by investing primarily in high-yield, high-risk, fixed-income securities but with the ability to invest not more than 20% of assets in common stocks.

                                Growth Portfolio

     Primary goal of capital growth with a secondary goal of current income by investing in common stocks or securities convertible into common stocks.

                                Income Portfolio

     Primary goal of maintenance of current income, subject to market conditions, with a secondary goal of capital growth by investing primarily in common stocks, or securities convertible into common stocks, that have a record of paying regular dividends on common stock or have the potential for capital growth or that may be expected to resist market decline.

                            International Portfolio

     Primary goal of long-term appreciation of capital with a secondary goal of current income by investing primarily in securities issued by companies or governments of any nation.

                              Small Cap Portfolio

     Capital growth through a diversified holding of securities, primarily in the common stocks of, or securities convertible into the common stocks of, relatively new or unseasoned companies, companies that are in their early stages of development or smaller companies positioned in new and emerging industries where the opportunity for rapid growth is anticipated to be above average.

                               Balanced Portfolio

     Primary goal of current income with a secondary goal of long-term appreciation of capital by investing in a variety of securities, including debt securities, common stocks and preferred stocks.

                          Limited-Term Bond Portfolio

     High level of current income consistent with preservation of capital by investing primarily in debt securities of investment grade, including debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"). The Portfolio will maintain a dollar-weighted average maturity of its portfolio of two to five years.

                            Asset Strategy Portfolio

     High total return over the long term through investments in stocks, bonds and short-term instruments.

                          Science and Technology Portfolio

     Long-term capital growth through investments primarily in science and technology securities.

     This Prospectus contains concise information about the Fund of which you should be aware before applying for certain variable life insurance policies and variable annuity policies offered by Participating Insurance Companies. Additional information about the Fund has been filed with the Securities and Exchange Commission and is contained in the Statement of Additional Information (the "SAI") dated October 1, 1997. You may obtain a copy of the SAI free of charge by request to the Fund or its Distributor, Waddell & Reed, Inc., at the address or telephone number shown above or from United Investors Life Insurance Company, Variable Products Division, P.O. Box 156, Birmingham, Alabama 35201-0156. The SAI is incorporated by reference into this Prospectus, and you will not be aware of all facts unless you read both this Prospectus and the SAI.

     An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

     THE HIGH INCOME PORTFOLIO MAY INVEST UP TO ALL OF ITS ASSETS IN BONDS ISSUED BY DOMESTIC OR FOREIGN ISSUERS RATED BELOW INVESTMENT GRADE, COMMONLY KNOWN AS "JUNK BONDS," WHICH ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING. SEE "GOALS AND INVESTMENT POLICIES OF THE PORTFOLIOS" INCLUDED IN THIS PROSPECTUS FOR A DISCUSSION OF THE RISKS ASSOCIATED WITH NON-INVESTMENT GRADE DEBT SECURITIES. SEE APPENDIX A FOR A DISCUSSION OF BOND RATINGS.

                  Retain This Prospectus For Future Reference.

SHARES OF THE FUND ARE AVAILABLE AND ARE BEING MARKETED EXCLUSIVELY AS A FUNDING OR INVESTMENT VEHICLE FOR LIFE INSURANCE COMPANIES WRITING VARIOUS TYPES OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY POLICIES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by the more detailed information appearing in the body of the Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.

The Portfolios:     This Prospectus describes eleven separate portfolios (each a
                    "Portfolio" and, collectively, the "Portfolios") of an open-end, management investment company with different goals and investment policies. Each of the Portfolios is a diversified portfolio. Shares of the Fund are being marketed exclusively as a funding or investment vehicle for life insurance companies writing various types of variable life insurance policies and variable annuity policies.

Investment Goals and Policies:

     Money Market Portfolio: Maximum current income consistent with stability of principal by investing in money market securities.

     Bond Portfolio: Current income with an emphasis on preservation of capital by investing primarily in debt securities of varying yields, quality and maturities.

     High Income Portfolio: Primary goal of high current income with a secondary goal of capital growth by investing primarily in high-yield, high-risk, fixed-income securities but with the ability to invest not more than 20% of its assets in common stocks.

     Growth Portfolio: Primary goal of capital growth with a secondary goal of current income by investing in common stocks or securities convertible into common stocks.

     Income Portfolio: Primary goal of maintenance of current income, subject to market conditions, with a secondary goal of capital growth by investing primarily in common stocks, or securities convertible into common stocks, that have a record of paying regular dividends on common stock or have the potential for capital growth or that may be expected to resist market decline.

     International Portfolio: Primary goal of long-term appreciation of capital with a secondary goal of current income by investing primarily in securities issued by companies or governments of any nation.

     Small Cap Portfolio: Capital growth through a diversified holding of securities, primarily in the common stocks of, or securities convertible into the common stocks of, relatively new or unseasoned companies, companies that are in their early stages of development or smaller companies positioned in new and emerging industries where the opportunity for rapid growth is anticipated to be above average.

     Balanced Portfolio: Primary goal of current income with a secondary goal of long-term appreciation of capital by investing in a variety of securities, including debt securities, common stocks and preferred stocks.

     Limited-Term Bond Portfolio: High level of current income consistent with preservation of capital by investing primarily in debt securities of investment grade, including U.S. Government Securities. The Portfolio will maintain a dollar-weighted average maturity of its portfolio of two to five years.

     Asset Strategy Portfolio: High total return over the long term by allocating its assets among stocks, bonds and short-term instruments.

     Science and Technology Portfolio: Long-term capital growth through investing primarily in science and technology securities.

     There can be no assurance that a Portfolio will be successful in meeting its investment goal. For a further description of the eleven Portfolios, their investment techniques and certain risks which may be associated with investments in repurchase agreements, the securities of foreign issuers, non-investment grade debt securities, options and futures contracts, and with other investment techniques, see "Securities and Investment Practices."

Investment Manager: Waddell & Reed Investment Management Company, a wholly-owned subsidiary of Waddell & Reed, Inc., acts as investment manager for each Portfolio. See "Management."

Purchases:          The Fund is the funding or investment vehicle for variable life insurance policies and variable annuity policies offered by the separate accounts of certain life insurance companies. As of the date of this Prospectus, the only participating insurance company is United Investors Life
                    Insurance Company. Individual policyowners are not direct shareholders of the Fund. The participating insurance companies and their separate accounts are the actual shareholders. The separate accounts of the participating insurance companies place orders to purchase shares of each Portfolio. Shares of a Portfolio are sold at their net asset value and a sales charge is not incurred upon the purchase of shares of a Portfolio. See "Purchases and Redemptions" and "The Fund."

Redemptions:        The separate accounts of the participating insurance
                    companies place orders to redeem shares of each Portfolio.
                    Redemptions are made at net asset value. See "Purchases and Redemptions."

Dividends:          Dividends are ordinarily declared and paid annually, except those by Money Market Portfolio which are declared and paid daily.

                    Dividends and other distributions are paid in additional full and fractional shares of the paying Portfolio. See "Dividends and Distributions."

                             TMK/United Funds, Inc.
                              Financial Highlights

     The following information, except for the six-month period ended June 30, 1997, has been audited in conjunction with the audits of the Financial Statements of the Fund. Financial Statements for the year ended December 31, 1996 and the independent auditors' report of Deloitte & Touche LLP thereon are included in the SAI and should be read in conjunction with the Financial Highlights.

                (For a share outstanding throughout each period)

                                GROWTH PORTFOLIO

                  For the six                                 For the fiscal year ended December 31,
                 months ended   -------------------------------------------------------------------------------------------------
                June 30, 1997      1996      1995      1994      1993      1992      1991      1990      1989      1988      1987*
                -------------      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
                 (Unaudited)
Net asset value,
  beginning of
  period .........    $6.7967   $6.8260   $5.8986   $6.1962   $6.1505   $5.5973   $4.9479   $5.4025   $4.9837   $4.7846   $5.0000
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income .......     0.0355    0.0990    0.0903    0.1211    0.0537    0.1013    0.1229    0.1661    0.1611    0.1539    0.0523
  Net realized and
    unrealized gain
    (loss) on
    investments ..     1.1991    0.7478    2.1842    0.0268    0.8087    1.0653    1.6636   (0.4546)   1.2150    0.4944   (0.2154)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
  operations .....     1.2346    0.8468    2.2745    0.1479    0.8624    1.1666    1.7865   (0.2885)   1.3761    0.6483   (0.1631)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less distributions:
  Dividends from net
    investment
    income .......    (0.0000)  (0.0990)  (0.0903)  (0.1211)  (0.0537)  (0.1013)  (0.1229)  (0.1661)  (0.1611)  (0.1539)  (0.0523)
  Distribution from
    capital gains .   (0.0000)  (0.7771)  (1.2568)  (0.3244)  (0.7569)  (0.5121)  (1.0142)  (0.0000)  (0.7962)  (0.2953)  (0.0000)
  Distribution in
    excess of capital
    gains .........   (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0061)  (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0000)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total distributions   (0.0000)  (0.8761)  (1.3471)  (0.4455)  (0.8167)  (0.6134)  (1.1371)  (0.1661)  (0.9573)  (0.4492)  (0.0523)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value,
  end of period ...   $8.0313   $6.7967   $6.8260   $5.8986   $6.1962   $6.1505   $5.5973   $4.9479   $5.4025   $4.9837   $4.7846
                      =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Total return ......   18.17%    12.40%    38.57%     2.39%    14.02%    20.84%    36.10%    -5.34%    27.61%    13.55%    -6.86%
Net assets, end of
  period (000
  omitted) ........  $615,108  $513,163  $418,826  $276,737  $220,590  $122,363   $69,044   $37,440   $28,510   $14,521    $5,636
Ratio of expenses
  to average net
  assets ..........    0.73%**   0.73%     0.75%     0.77%     0.78%     0.80%     0.86%     0.86%     0.85%     0.96%     0.91%
Ratio of net investment
  income to average
  net assets ......    0.99%**   1.44%     1.35%     2.07%     1.01%     2.00%     2.43%     3.58%     3.40%     3.79%     4.92%
Portfolio turnover
  rate ............   99.20%   243.00%   245.80%   277.36%   297.81%   225.87%   316.72%   331.15%   344.71%   278.57%   127.80%
Average commission
  rate paid .......   $0.0595   $0.0572

 *Growth Portfolio's inception date is December 2, 1986; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987.  Ratios and portfolio turnover rate have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

     The following information, except for the six-month period ended June 30, 1997, has been audited in conjunction with the audits of the Financial Statements of the Fund. Financial Statements for the year ended December 31, 1996 and the independent auditors' report of Deloitte & Touche LLP thereon are included in the SAI and should be read in conjunction with the Financial Highlights.

                (For a share outstanding throughout each period)

                                INCOME PORTFOLIO

                 For the six               For the fiscal year ended December 31,
                 months ended   ---------------------------------------------------------
                June 30, 1997      1996      1995      1994      1993      1992      1991*
                -------------      ----      ----      ----      ----      ----      ----
                 (Unaudited)
Net asset value,
  beginning of
  period ........    $10.1373  $ 8.6756   $6.7689   $6.9180   $5.9530   $5.3158   $5.0000
                     --------  --------   -------   -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income ......      0.0465    0.0856    0.0839    0.0702    0.0651    0.0803    0.0633
  Net realized and
    unrealized gain
    (loss) on
    investments .      1.8792    1.6280    2.0525   (0.1490)   0.9650    0.6496    0.3158
                     --------  --------   -------   -------   -------   -------   -------
Total from investment
  operations ....      1.9257    1.7136    2.1364   (0.0788)   1.0301    0.7299    0.3791
                      -------   -------   -------   -------   -------   -------   -------
Less distributions:
  Dividends from net
    investment
    income ......     (0.0000)  (0.0856)  (0.0839)  (0.0703)  (0.0651)  (0.0803)  (0.0633)
  Distribution from
    capital gains     (0.0000)  (0.1663)  (0.1457)  (0.0000)  (0.0000)  (0.0124)  (0.0000)
  Distribution in
    excess of
    capital gains     (0.0000)  (0.0000)  (0.0001)  (0.0000)  (0.0000)  (0.0000)  (0.0000)
                     --------  --------   -------   -------   -------   -------   -------
Total distributions   (0.0000)  (0.2519)  (0.2297)  (0.0703)  (0.0651)  (0.0927)  (0.0633)
                     --------  --------   -------   -------   -------   -------   -------
Net asset value,
  end of period .    $12.0630  $10.1373   $8.6756   $6.7689   $6.9180   $5.9530   $5.3158
                     ========  ========   =======   =======   =======   =======   =======
Total return ....     19.00%    19.75%    31.56%    -1.14%    17.30%    13.78%    17.43%
Net assets, end of
  period (000
  omitted) ......    $578,061  $462,391  $331,194  $218,774  $155,092   $65,027   $15,640
Ratio of expenses
  to average net
  assets ........      0.73%**   0.73%     0.77%     0.77%     0.79%     0.85%     0.89%
Ratio of net investment
  income to average
  net assets ....      0.88%**   0.97%     1.13%     1.16%     1.36%     1.78%     2.47%
Portfolio turnover
  rate ..........     12.11%    22.95%    15.00%    23.32%    18.38%    15.74%     4.41%
Average commission
  rate paid .....     $0.0585   $0.0586

 *Income Portfolio's inception date is May 16, 1991; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 16, 1991
  (initial offering) through December 31, 1991.  Ratios and portfolio turnover rate have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

     The following unaudited information should be read in conjunction with the financial statements and notes included in the SAI.

                (For a share outstanding throughout the period)

                        SCIENCE AND TECHNOLOGY PORTFOLIO

                            For the
                       period ended
                          August 31,
                              1997*
                        -----------
                        (Unaudited)
Net asset value,
  beginning of
  period  ..                  $5.0000
                              ------
Income from investment
  operations:
  Net investment
     income                    0.0263
  Net realized and
     unrealized gain
     on investments            0.7195
                              ------
Total from investment
  operations                   0.7458
                              ------
Less distributions:
  Dividends from net
     investment
     income                   (0.0000)
  Distribution from
     capital gains            (0.0000)
                              ------
Total distributions           (0.0000)
                              ------
Net asset value,
  end of period               $5.7458
                              ======
Total return                  14.91%
Net assets, end of
  period (000
  omitted)                    $5,846
Ratio of expenses
  to average net
  assets ...                   0.91%
Ratio of net investment
  income to average
  net assets                   2.15%
Portfolio turnover
  rate  ....                  11.45%
Average commission
  rate paid                   $0.0336

*Science and Technology Portfolio's inception date is March 13, 1997; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from April 4, 1997 (initial offering) through August 31, 1997. Ratios have been annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

     The following information, except for the six-month period ended June 30, 1997, has been audited in conjunction with the audits of the Financial Statements of the Fund. Financial Statements for the year ended December 31, 1996 and the independent auditors' report of Deloitte & Touche LLP thereon are included in the SAI and should be read in conjunction with the Financial Highlights.

                (For a share outstanding throughout each period)

                            INTERNATIONAL PORTFOLIO

                             For the fiscal year ended For the
                  For the six       December 31,      period
                 months ended   -------------------   ended
                June 30, 1997      1996      1995   12/31/94*
                -------------      ----      ----  ------------
              (Unaudited)

Net asset value,
  beginning of
  period ........     $5.9990   $5.2790   $4.9926   $5.0000
                      -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income ......      0.0401    0.0644    0.0846    0.0207
  Net realized and
    unrealized gain (loss)
    on investments     0.7735    0.7329    0.2790   (0.0074)
                      -------   -------   -------   -------
Total from investment
  operations ....      0.8136    0.7973    0.3636    0.0133
                      -------   -------   -------   -------
Less distributions:
  Dividends from net
    investment
    income ......     (0.0000)  (0.0644)  (0.0772)  (0.0207)
  Distributions from
    capital gains     (0.0000)  (0.0129)  (0.0000)  (0.0000)
                      -------   -------   -------   -------
Total distributions   (0.0000)  (0.0773)  (0.0772)  (0.0207)
                      -------   -------   -------   -------
Net asset value,
  end of period .     $6.8126   $5.9990   $5.2790   $4.9926
                      =======   =======   =======   =======
Total return ....     13.56%    15.11%     7.28%     0.26%
Net assets, end of
  period (000
  omitted) ......    $103,849   $79,849   $50,196   $26,020
Ratio of expenses
  to average net
  assets ........      0.99%**   1.00%     1.02%     1.26%
Ratio of net investment
  income to average
  net assets ....      1.36%**   1.42%     1.99%     1.36%
Portfolio turnover
  rate ..........     50.18%    75.01%    34.93%    23.23%
Average commission
  rate paid .....     $0.0102   $0.0217

 *International Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and portfolio turnover rate have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

     The following information, except for the six-month period ended June 30, 1997, has been audited in conjunction with the audits of the Financial Statements of the Fund. Financial Statements for the year ended December 31, 1996 and the independent auditors' report of Deloitte & Touche LLP thereon are included in the SAI and should be read in conjunction with the Financial Highlights.

                (For a share outstanding throughout each period)

                              SMALL CAP PORTFOLIO

                              For the fiscal year  For the
                  For the six  ended December 31,   period
                 months ended   -----------------    ended
                June 30, 1997      1996      1995   12/31/94*
                -------------      ----      ----   --------
                 (Unaudited)

Net asset value,
  beginning of
  period  .......     $8.0176   $7.6932   $5.9918   $5.0000
                      -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income ......      0.0031    0.0170    0.0900    0.0376
  Net realized and
    unrealized gain
    on investments     0.9306    0.6367    1.8470    1.0086
                      -------   -------   -------   -------
Total from investment
  operations .....     0.9337    0.6537    1.9370    1.0462
                      -------   -------   -------   -------
Less distributions:
  Dividends from net
    investment income (0.0000)  (0.0170)  (0.0900)  (0.0376)
  Distribution from
    capital gains ... (0.0000)  (0.3123)  (0.1456)  (0.0168)
                      -------   -------   -------   -------
Total distributions   (0.0000)  (0.3293)  (0.2356)  (0.0544)
                      -------   -------   -------   -------
Net asset value,
  end of period ....  $8.9513   $8.0176   $7.6932   $5.9918
                      =======   =======   =======   =======
Total return .......  11.65%     8.50%    32.32%    20.92%
Net assets, end of
  period (000
  omitted) ......... $118,869   $97,408   $55,591   $16,080
Ratio of expenses
  to average net
  assets ........      0.91%**   0.91%     0.96%     1.08%
Ratio of net investment
  income to average
  net assets ....      0.08%**   0.25%     1.77%     2.35%
Portfolio turnover
  rate ..........    106.14%   133.77%    43.27%    21.61%
Average commission
  rate paid .....     $0.0495   $0.0448

 *Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

     The following information, except for the six-month period ended June 30, 1997, has been audited in conjunction with the audits of the Financial Statements of the Fund. Financial Statements for the year ended December 31, 1996 and the independent auditors' report of Deloitte & Touche LLP thereon are included in the SAI and should be read in conjunction with the Financial Highlights.

                (For a share outstanding throughout each period)

                               BALANCED PORTFOLIO

                           For the fiscal year ended For the
                  For the six       December 31,     period
                 months ended   -----------------     ended
                June 30, 1997      1996      1995   12/31/94*
                -------------      ----      ----   --------
                 (Unaudited)
Net asset value,
  beginning of
  period ........     $6.1967   $5.9000   $4.9359   $5.0000
                      -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income ......      0.0983    0.1594    0.1333    0.0460
  Net realized and
    unrealized gain (loss)
    on investments     0.5052    0.5003    1.0611   (0.0641)
                      -------   -------   -------   -------
Total from investment
  operations ....      0.6035    0.6597    1.1944   (0.0181)
                      -------   -------   -------   -------
Less distributions:
  Dividends from net
    investment
    income ......     (0.0000)  (0.1594)  (0.1333)  (0.0460)
  Distribution from
    capital gains     (0.0000)  (0.2036)  (0.0970)  (0.0000)
                      -------   -------   -------   -------
Total distributions   (0.0000)  (0.3630)  (0.2303)  (0.0460)
                      -------   -------   -------   -------
Net asset value,
  end of period       $6.8002   $6.1967   $5.9000   $4.9359
                      =======   =======   =======   =======
Total return ....      9.74%    11.19%    24.19%    -0.37%
Net assets, end of period
  (000 omitted) .     $54,538   $42,427   $23,603    $8,671
Ratio of expenses
  to average net
  assets ........      0.69%**   0.70%    0.72%      0.95%
Ratio of net investment
  income to average
  net assets ....      3.34%**   3.18%    3.22%      3.14%
Portfolio turnover
  rate ..........     25.23%    44.23%   62.87%     19.74%
Average commission
  rate paid .....     $0.0535   $0.0579

 *Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and portfolio turnover rate have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

     The following information, except for the six-month period ended June 30, 1997, has been audited in conjunction with the audits of the Financial Statements of the Fund. Financial Statements for the year ended December 31, 1996 and the independent auditors' report of Deloitte & Touche LLP thereon are included in the SAI and should be read in conjunction with the Financial Highlights.

                (For a share outstanding throughout each period)

                            ASSET STRATEGY PORTFOLIO

                                     For the        For the
                  For the six     fiscal year     period ended
                 months ended  ended December 31,  December 31,
                June 30, 1997          1996            1995*
           -----------------------------------
              (Unaudited)
Net asset value,
  beginning of
  period ........     $5.1343        $5.0137        $5.0000
                      -------        -------        -------
Income from investment
  operations:
  Net investment
    income ......      0.0891         0.1814         0.0717
  Net realized and
    unrealized gain
    on investments     0.2705         0.1206         0.0193
                      -------        -------        -------
Total from investment
  operations ....      0.3596         0.3020         0.0910
                      -------        -------        -------
Less distributions:
  Dividends from net
    investment
    income ......     (0.0000)       (0.1814)       (0.0713)
  Distribution from
    capital gains     (0.0000)       (0.0000)       (0.0060)
                      -------        -------        -------
Total distributions   (0.0000)       (0.1814)       (0.0773)
                      -------        -------        -------
Net asset value,
  end of period .     $5.4939        $5.1343        $5.0137
                      =======        =======        =======
Total return ...       7.00%          6.05%          1.80%
Net assets, end of
  period (000
  omitted) .....       $9,029         $8,474         $4,344
Ratio of expenses
  to average net
  assets ........      1.01%**        0.93%          0.91%
Ratio of net investment
  income to average
  net assets ....      3.47%**        3.92%          4.42%
Portfolio turnover
  rate ..........    123.14%         49.92%        149.17%
Average commission
  rate paid .....     $0.0406        $0.0375

 *Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through December 31, 1995. Ratios have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

     The following information, except for the six-month period ended June 30, 1997, has been audited in conjunction with the audits of the Financial Statements of the Fund. Financial Statements for the year ended December 31, 1996 and the independent auditors' report of Deloitte & Touche LLP thereon are included in the SAI and should be read in conjunction with the Financial Highlights.

                (For a share outstanding throughout each period)

                             MONEY MARKET PORTFOLIO

                  For the six                                For the fiscal year ended December 31,
                 months ended   -------------------------------------------------------------------------------------------------
                      6-30-97      1996      1995      1994      1993      1992      1991      1990      1989      1988      1987*
                      -------      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
                    (Unaudited)
Net asset value,
  beginning of
  period ........     $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment
  income ........      0.0247    0.0486    0.0542    0.0368    0.0260    0.0324    0.0536    0.0753    0.0852    0.0677    0.0297
Less dividends
  declared ......     (0.0247)  (0.0486)  (0.0542)  (0.0368)  (0.0260)  (0.0324)  (0.0536)  (0.0753)  (0.0852)  (0.0677)  (0.0297)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value,
  end of period .     $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                      =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Total return ....      2.49%     5.01%     5.56%     3.72%     2.63%     3.29%     5.49%     7.82%     8.91%     7.37%     6.57%
Net assets, end of
  period (000
  omitted) ......     $38,77    $37,258   $36,872   $30,812   $26,000   $23,995   $19,797   $16,870   $11,753    $8,711    $5,868
Ratio of expenses
  to average net
  assets ........      0.60%**   0.61%     0.62%     0.65%     0.65%     0.65%     0.76%     0.79%     0.78%     0.94%     0.89%
Ratio of net investment
  income to average
  net assets ....      4.98%**   4.87%     5.42%     3.72%     2.61%     3.17%     5.33%     7.52%     8.49%     6.84%     6.81%

 *Money Market Portfolio's inception date is December 2, 1986; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987.  Ratios have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

     The following information, except for the six-month period ended June 30, 1997, has been audited in conjunction with the audits of the Financial Statements of the Fund. Financial Statements for the year ended December 31, 1996 and the independent auditors' report of Deloitte & Touche LLP thereon are included in the SAI and should be read in conjunction with the Financial Highlights.

                (For a share outstanding throughout each period)

                          LIMITED-TERM BOND PORTFOLIO

                           For the fiscal year ended For the
                 For the six      December 31,      period
                 months ended   ----------------     ended
                June 30, 1997      1996      1995  12/31/94*
                -------------      ----      ----  --------
              (Unaudited)
Net asset value,
  beginning of
  period ........     $5.1639   $5.2521   $4.8611   $5.0000
                      -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income ......      0.1435    0.2842    0.2841    0.1507
  Net realized and
    unrealized gain (loss)
    on investments    (0.0113)  (0.0870)   0.4122   (0.1375)
                      -------   -------   -------   -------
Total from investment
  operations ....      0.1322    0.1972    0.6963    0.0132
                      -------   -------   -------   -------
Less distributions:
  Dividends from net
    investment
    income ......     (0.0000)  (0.2842)  (0.2841)  (0.1507)
  Distribution from
    capital gains     (0.0000)  (0.0012)  (0.0212)  (0.0014)
                      -------   -------   -------   -------
Total distributions   (0.0000)  (0.2854)  (0.3053)  (0.1521)
                      -------   -------   -------   -------
Net asset value,
  end of period       $5.2961   $5.1639   $5.2521   $4.8611
                      =======   =======   =======   =======
Total return ....      2.56%     3.79%    14.29%     0.26%
Net assets, end of
  period (000
  omitted) ......      $4,147    $3,715    $2,853    $1,645
Ratio of expenses
  to average net
  assets ........      0.88%**   0.76%     0.71%     0.93%
Ratio of net investment
  income to average
  net assets ....      5.85%**   5.92%     6.22%     5.89%
Portfolio turnover
  rate ..........      9.77%    15.81%    18.16%    93.83%

 *Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and portfolio turnover rate have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

     The following information, except for the six-month period ended June 30, 1997, has been audited in conjunction with the audits of the Financial Statements of the Fund. Financial Statements for the year ended December 31, 1996 and the independent auditors' report of Deloitte & Touche LLP thereon are included in the SAI and should be read in conjunction with the Financial Highlights.

                (For a share outstanding throughout each period)

                                 BOND PORTFOLIO

                  For the six                               For the fiscal year ended December 31,
                 months ended   -------------------------------------------------------------------------------------------------
                      6-30-97      1996      1995      1994      1993      1992      1991      1990      1989      1988      1987*
                      -------      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
                   (Unaudited)
Net asset value,
  beginning of
  period ........     $5.2004   $5.3592   $4.7393   $5.4045   $5.2626   $5.2661   $4.9534   $5.0249   $4.8852   $4.9246   $5.0000
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income ......      0.1691    0.3407    0.3556    0.3507    0.3334    0.3643    0.3867    0.4025    0.4155    0.4088    0.1861
  Net realized and
    unrealized gain
    (loss) on
    investments .     (0.0117)  (0.1588)   0.6202   (0.6652)   0.3046    0.0216    0.3771   (0.0715)   0.1397   (0.0394)  (0.0249)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
  operations ....      0.1574    0.1819    0.9758   (0.3145)   0.6380    0.3859    0.7638    0.3310    0.5552    0.3694    0.1612
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less distributions:
  Dividends from net
    investment
    income ......     (0.0000)  (0.3407)  (0.3559)  (0.3507)  (0.3334)  (0.3643)  (0.3867)  (0.4025)  (0.4155)  (0.4088)  (0.1861)
  Distribution from
    capital gains     (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.1627)  (0.0251)  (0.0644)  (0.0000)  (0.0000)  (0.0000)  (0.0505)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total distributions   (0.0000)  (0.3407)  (0.3559)  (0.3507)  (0.4961)  (0.3894)  (0.4511)  (0.4025)  (0.4155)  (0.4088)  (0.2366)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value,
  end of period .     $5.3578   $5.2004   $5.3592   $4.7393   $5.4045   $5.2626   $5.2661   $4.9534   $5.0249   $4.8852   $4.9246
                      =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Total return ....      3.03%     3.43%    20.56%    -5.90%    12.37%     7.67%    16.19%     7.03%    11.82%     7.74%     7.20%
Net assets, end of
  period (000
  omitted) ......     $91,927   $92,367   $88,570   $74,017   $81,727   $49,428   $29,112   $16,464   $11,530    $6,465    $2,923
Ratio of expenses
  to average net
  assets ........      0.59%**   0.59%     0.60%     0.62%     0.62%     0.64%     0.72%     0.78%     0.81%     0.96%     0.79%
Ratio of net investment
  income to average
  net assets ....      6.43%**   6.39%     6.73%     6.73%     6.01%     6.91%     7.65%     8.05%     8.34%     8.17%     8.96%
Portfolio turnover
  rate ..........     14.53%    64.02%    71.17%   135.82%    68.75%    44.32%    52.50%    51.50%    42.83%    29.18%   187.93%

 *Bond Portfolio's inception date is December 2, 1986; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from
  July 13, 1987 (initial offering) through December 31, 1987.  Ratios and portfolio turnover rate have been annualized.
**Annualized.

                             TMK/United Funds, Inc.
                              Financial Highlights

     The following information, except for the six-month period ended June 30, 1997, has been audited in conjunction with the audits of the Financial Statements of the Fund. Financial Statements for the year ended December 31, 1996 and the independent auditors' report of Deloitte & Touche LLP thereon are included in the SAI and should be read in conjunction with the Financial Highlights.

                (For a share outstanding throughout each period)

                             HIGH INCOME PORTFOLIO

                  For the six                                  For the fiscal year ended December 31,
                 months ended   -------------------------------------------------------------------------------------------------
                      6-30-97      1996      1995      1994      1993      1992      1991      1990      1989      1988      1987*
                      -------      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
                    (Unaudited)
Net asset value,
  beginning of
  period ........     $4.5750   $4.4448   $4.1118   $4.6373   $4.2886   $4.0770   $3.4067   $4.1288   $4.8837   $4.7333   $5.0000
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income ......      0.2015    0.4216    0.4165    0.4106    0.3899    0.4050    0.4368    0.4346    0.5810    0.5263    0.2425
  Net realized and
    unrealized gain
    (loss) on
    investments .      0.0840    0.1302    0.3330   (0.5255)   0.3487    0.2116    0.6703   (0.7221)  (0.7549)   0.1595   (0.2667)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
  operations ....      0.2855    0.5518    0.7495   (0.1149)   0.7386    0.6166    1.1071   (0.2875)  (0.1739)   0.6858   (0.0242)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Less distributions:
  Dividends from
    net investment
    income ......     (0.0000)  (0.4216)  (0.4165)  (0.4106)  (0.3899)  (0.4050)  (0.4368)  (0.4346)  (0.5810)  (0.5263)  (0.2425)
  Distribution from
    capital gains     (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0000)  (0.0091)  (0.0000)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total distributions   (0.0000)  (0.4216)  (0.4165)  (0.4106)  (0.3899)  (0.4050)  (0.4368)  (0.4346)  (0.5810)  (0.5354)  (0.2425)
                      -------   -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value,
  end of period .     $4.8605   $4.5750   $4.4448   $4.1118   $4.6373   $4.2886   $4.0770   $3.4067   $4.1288   $4.8837   $4.7333
                      =======   =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Total return ....      6.24%    12.46%    18.19%    -2.55%    17.90%    15.70%    34.19%    -7.44%    -4.19%    15.14%    -0.99%
Net assets, end of
  period (000
  omitted) ......    $106,427   $97,406   $86,686   $72,644   $71,265   $41,456   $24,394   $13,868   $15,717   $12,779    $4,521
Ratio of expenses
  to average net
  assets ........      0.71%**   0.71%     0.72%     0.74%     0.75%     0.77%     0.87%     0.90%     0.82%     0.91%     0.79%
Ratio of net investment
  income to average
  net assets ....      8.84%**   9.10%     9.25%     9.03%     8.66%     9.48%    11.32%    11.55%    12.54%    10.85%    10.70%
Portfolio turnover
  rate ..........     29.89%    58.91%    41.78%    37.86%    54.22%    60.79%    34.00%    12.21%    74.97%    46.75%     7.09%
 *High Income Portfolio's inception date is December 2, 1986; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from July 13, 1987 (initial offering) through December 31, 1987.  Ratios and portfolio turnover rate have been annualized.
**Annualized.

Information regarding the performance of the Portfolios is contained in the Fund's annual report to shareholders which may be obtained without charge by request to the Fund at the address and phone number shown on the cover of this Prospectus.

                                    THE FUND

     The Fund is a series fund consisting of eleven Portfolios: Money Market Portfolio, Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio. The Fund is the funding or investment vehicle for variable life insurance policies and variable annuity policies (hereinafter collectively referred to as the "Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). As of the date of this Prospectus, the only Participating Insurance Company is United Investors Life Insurance Company. The Policies are described in the accompanying prospectus issued by the Participating Insurance Company. The Fund assumes no responsibility for such prospectus.

     The Fund does not perceive any risks to the Policyowners resulting from the use of the same funding vehicle for both annuity and life insurance policies nor any disadvantages to Policyowners arising from the fact that the interests of annuity and life insurance Policyowners may differ. Nevertheless, the Board of Directors will monitor events in order to identify any material, irreconcilable conflict in the interests of such Policyowners which may arise.

     The individual Policyowners are not direct shareholders of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the actual shareholders. To the extent required by law, Policyowners are entitled to give voting instructions with respect to Fund shares held in the separate accounts of the Participating Insurance Companies.

Performance Information

From time to time advertisements or information furnished may include performance data. Performance may be shown by presenting one or more performance measurements, including yield, total return and performance rankings. Performance data will be accompanied by or used in calculating performance data for the respective separate accounts that invest in the Portfolio. Information regarding the performance of the Portfolios is contained in the Fund's annual report to shareholders which may be obtained without charge by request to the Fund at the address or telephone number listed on the front cover of this Prospectus.

Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio, Science and Technology Portfolio

     A Portfolio's total return is its overall change in value for the period shown including the effect of reinvesting dividends and capital gains distributions and any change in the net asset value per share. A cumulative total return reflects the Portfolio's change in value over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the cumulative total return for a stated period if the Portfolio's performance had been constant during each year of that period. Average annual total returns are not actual year-by-year results and investors should realize that total returns will fluctuate. No sales charge is required to be paid by the Participating Insurance Companies for purchase of Portfolio shares. The Fund may also provide non-standardized performance information.

Money Market Portfolio

     The "current yield" of Money Market Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of the assumed reinvestment.

General

     From time to time, advertisements and information furnished to present or prospective Policyholders may include performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. A Portfolio's performance may also be compared to that of other selected mutual funds or selected recognized market indicators such as the Standard & Poor's 500 Composite Stock Price Index. Performance information may be quoted numerically or presented in a table, graph or other illustration.

     All performance information included in advertisements or information provided to present or prospective Policyholders is historical in nature and is not intended to represent or guarantee future results. Yield information cannot necessarily be used to compare Portfolio shares with investment alternatives which provide fixed yields, such as bank accounts (which accounts may be insured), or with yields of similar investment companies which may be computed in a different manner. An investment in Portfolio shares is not insured. The value of any Portfolio's shares when redeemed may be more or less than their original cost. See the SAI for total return and yield data and methods of computation.

                GOALS AND INVESTMENT POLICIES OF THE PORTFOLIOS

     Each of the eleven Portfolios has a different goal that it pursues through separate investment policies that are described below. The different goal(s) of the Portfolios and the different investment policies utilized by each Portfolio in attempting to achieve its goal(s) can be expected to affect the degree of market and financial risk to which each Portfolio is subject as well as the return of each Portfolio. There can be no assurance that a Portfolio will achieve its goal(s); some market risks are inherent in all securities to varying degrees.

     The goals, investment policies and restrictions of each Portfolio are not fundamental and thus may, unless otherwise specifically stated, be changed by the Directors of the Fund without a vote of the shareholders. In addition to the investment policies for each Portfolio discussed below, each Portfolio may engage in certain other investment strategies described under "Securities and Investment Practices." Additional information concerning investment policies may be found in the SAI.

Money Market Portfolio

     The goal of Money Market Portfolio is maximum current income consistent with stability of principal. The Portfolio seeks to achieve this goal by investing in a portfolio of money market instruments. Subject to the diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Portfolio may invest only in the following U.S. dollar-denominated money market obligations and instruments:
U.S. Government obligations (including obligations of U.S. Government agencies and instrumentalities); bank obligations and instruments secured by bank obligations, such as letters of credit; commercial paper; corporate debt obligations, including variable amount master demand notes; Canadian Government obligations; and certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Portfolio may invest or a corporation in whose commercial paper the Portfolio may invest. The Portfolio may, however, only invest in bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including foreign branches of these banks) or obligations of a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation.

     Investments are limited to those that are rated in one of the two highest rating categories by the requisite nationally recognized statistical rating organization(s) or are comparable unrated securities. See Appendix A to this Prospectus for a description of some of these ratings. Investments in the securities of any one issuer (except "Government securities", as defined in the 1940 Act) are limited to no more than 5% of the Portfolio's assets. Investments in securities rated in the second highest rating category by the requisite rating organization(s) or comparable unrated securities are limited to no more than 5% of the Portfolio's assets, with investments in such securities of any one issuer (except "Government securities", as defined in the 1940 Act) being limited to the greater of one percent of the Portfolio's assets or $1,000,000. The Portfolio may only invest in securities with a remaining maturity of not more than 397 calendar days.

     Consistent with its investment policies, the Portfolio may invest in only those municipal obligations that either (i) are guaranteed as to principal and interest by a bank in whose obligations the Portfolio may invest or by a corporation in whose commercial paper the Portfolio may invest, or (ii) depend for their repayment solely upon a corporate issuer whose debt obligations are rated at least A by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investor's Service, Inc. ("MIS").

     The Portfolio seeks to maintain a constant net asset value of $1.00 per share, although this may not always be possible. It uses the amortized cost method of securities valuation. The Portfolio's income fluctuates with changes in prevailing interest rates and there is no assurance that its goal will be achieved. See the SAI for a discussion of the valuation method.

Bond Portfolio

     The goal of Bond Portfolio is to provide current income with an emphasis on preservation of capital. It ordinarily invests at least 65% of its assets in debt securities of varying yields, quality and maturities.

     In selecting debt securities for this Portfolio, the Fund's investment manager, Waddell & Reed Investment Management Company (the "Manager"), considers yield and relative safety and, in the case of convertible securities, the possibility of capital growth. The Portfolio may not purchase any securities other than debt securities if, after such purchase, more than 10% of its total assets would be invested in non-debt securities. However, this 10% limit does not include any non-debt securities held as a result of conversion of a debt security or exercise of a warrant.

     The Portfolio may invest a significant, but varying, percentage of its assets in instruments issued or guaranteed as to principal or interest by the U.S. Government or an agency or instrumentality of the U.S. Government ("U.S. Government Securities"). See "Securities and Investment Practices" for a further discussion of the Portfolio's ability to invest in U.S. Government Securities. Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may invest up to all of its assets in cash or cash equivalents. Taking a defensive position might result in a lower yield.

     The Portfolio is actively managed and may have a turnover rate in excess of 200%, which will result in correspondingly higher commission expenses and transaction costs and may result in certain tax consequences. In determining what proportion of the Portfolio will be invested in what type and quality of securities, the Manager considers what investments will be most effective in achieving the Portfolio's goal. The proportions may vary depending upon the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates, the ability to preserve capital and other factors.

High Income Portfolio

     The primary goal of High Income Portfolio is high current income; as a secondary goal it seeks capital growth when consistent with the primary goal. The Portfolio attempts to achieve these goals by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities. These include corporate bonds and notes, convertible securities and preferred stocks that are rated in the lower rating categories of the established rating services (Baa or lower by MIS or BBB or lower by S&P), or are unrated securities that are, in the opinion of the Manager, of similar quality to rated bonds in these categories.

     Under normal market conditions at least 65% of the value of the Portfolio's total assets will be invested to seek a high level of current income, which securities may include high-yield, high-risk securities. A portion of the Portfolio's assets may be invested in common stocks; however, the Portfolio will not purchase any common stocks if, after such purchase, more than 20% of the value of its total assets would be invested in common stocks. This 20% limit includes common stocks acquired on conversion of convertible securities, on exercise of warrants or call options or in any other voluntary manner. The Portfolio will invest in common stocks in order to attempt to achieve either a combination of its primary and secondary goals, in which case the common stocks will be dividend-paying, or to achieve its secondary goal, in which case the common stocks may not pay dividends. The Portfolio does not anticipate investing more than 4% of its total assets in non-dividend-paying common stocks.

     Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may invest up to all of its assets in (i) higher-rated securities if the Manager believes that the risk of loss of income and principal may be reduced with a relatively small reduction in yield; or (ii) cash or cash equivalents. Taking a defensive position might result in a lower yield.

Growth Portfolio

     The goal of Growth Portfolio is capital growth with current income as a secondary goal. It seeks to achieve these goals by investing in common stocks or securities convertible into common stocks. The Portfolio is free to invest in a wide range of marketable securities offering the potential for growth. This enables it to pursue investment values in various sectors of the market.

     Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may invest up to all of its assets in cash or fixed-income securities or in common stocks chosen for their relative stability rather than for growth potential. Taking a defensive position might result in a lower yield.

Income Portfolio

     The primary goal of Income Portfolio is the maintenance of current income, subject to market conditions. As a secondary goal, the Portfolio seeks capital growth. It seeks to achieve these goals by investing primarily in common stocks, or securities convertible into common stocks, of companies that have a record of paying regular dividends on common stock or that have the potential for capital growth or that may be expected to resist market decline. When investment conditions are such that stocks with high yields are less attractive than other common stocks, lower-yielding common stocks may be held because of their prospects for appreciation. At other times, the Portfolio may seek to achieve this goal by holding cash or investing in debt securities and preferred stocks when the return on these securities is attractive relative to the return on common stocks.

International Portfolio

     The primary goal of International Portfolio is the long-term appreciation of capital. Current income is a secondary goal. The Portfolio seeks to achieve these goals by investing primarily in securities issued by companies or governments of any nation. The securities selected to attempt to achieve the Portfolio's primary goal are those issued by companies that the Manager believes have the potential for long-term growth. There are three main kinds of securities that the Portfolio may own: common stocks, preferred stocks and debt securities. Securities purchased because they may increase in value over the long term will usually be common stocks, securities that may be converted into common stocks or rights for the purchase of common stocks.

     Under unusual market or economic conditions, for temporary defensive purposes, up to all of the Portfolio's assets may be invested in either debt securities (including commercial paper or short-term U.S. Government Securities) or preferred stocks or both. Taking a defensive position may result in a lower yield.

     All or a substantial portion of the Portfolio's assets may be invested in foreign securities if, in the opinion of the Manager, doing so might assist in achieving the Portfolio's goal. See "Securities and Investment Practices" for a further discussion of the Portfolio's ability to invest in foreign securities.

Small Cap Portfolio

     The goal of Small Cap Portfolio is to seek the growth of capital. The Portfolio seeks to achieve this goal through a diversified holding of securities, primarily in the common stocks of, or securities convertible into the common stocks of, companies that are relatively new or unseasoned, in their early stages of development or smaller companies positioned in new and emerging industries where the opportunity for rapid growth is above average. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in those companies that have market capitalization of up to $1,500,000,000 as of the time of purchase. Subject to such limitations, the Portfolio may occasionally invest in securities of larger companies that are being fundamentally changed and revitalized or have a position that is considered strong relative to the market as a whole or that otherwise offer unusual opportunities for above-average growth. There are three main kinds of securities that the Portfolio may own: common stocks, preferred stocks and debt securities.

     Under unusual market or economic conditions, for temporary defensive purposes, up to all of the assets of the Portfolio may be invested in either debt securities (including commercial paper or short-term U.S. Government Securities) or preferred stocks or both. Taking a defensive position may result in a lower yield.

     The Portfolio may borrow money on an unsecured basis in order to purchase securities. Borrowing for investment increases both investment opportunity and risk. Since substantially all of the Portfolio's assets fluctuate in value, but borrowing obligations are fixed, net asset value per share will tend to correspondingly increase or decrease more when the portfolio assets increase or decrease in value, a factor known as leveraging. The Portfolio may borrow money only from banks and only to the extent that the value of its assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.

     The Portfolio is designed for investors who are willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire assured income and conservation of capital. The Portfolio ordinarily invests in securities whose market price often is subject to rapid and wide fluctuation. In selecting companies, the Manager may look for such characteristics as aggressive or creative management, technological or specialized expertise, new or unique products or services, entry into new or emerging industries and special situations arising out of governmental priorities and programs. Certain risks are associated with securities of companies that are relatively new or unseasoned, in their early stages of development or smaller companies positioned in new or emerging industries where the opportunity for growth is above average, including potential greater volatility in share price due to the less established nature of the companies.

Balanced Portfolio

     The primary goal of Balanced Portfolio is to provide current income to the extent that, in the opinion of the Manager, market and economic conditions permit. Secondarily, the Portfolio seeks long-term appreciation of capital.
The Portfolio usually will purchase securities because of the dividends and interest paid on them and may also purchase securities because they may increase in value. There are three main kinds of securities that the Portfolio may own: debt securities, common stocks and preferred stocks. The Portfolio will ordinarily have at least 25% of its total assets invested in fixed-income senior securities. Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may have up to all of its assets invested in common stock or other securities that are not fixed-income senior securities or both. Taking a defensive position may result in a lower yield.

Limited-Term Bond Portfolio

     The goal of Limited-Term Bond Portfolio is to provide a high level of current income consistent with preservation of capital by investing primarily in debt securities of investment grade (subject to the policy regarding non-investment grade securities described below), including U.S. Government Securities. "Limited-Term" means that the Portfolio will maintain a dollar-weighted average maturity of its portfolio of not less than two years and not more than five years. The maturity of collateralized mortgage obligations ("CMOs") and other asset-backed securities will be deemed to be the estimated average life of such securities, as determined in accordance with certain prescribed models or formulas, such as those provided by the Public Securities Association. The maturity of other debt securities will be deemed to be the earlier of the call date or the maturity date, whichever is appropriate.

     The debt securities, other than U.S. Government Securities, in which the Portfolio may invest include, without limitation, corporate bonds, medium-term notes, asset-backed securities (such as mortgage-backed securities) and other financial obligations that are commonly considered debt, all of which securities will be denominated in U.S. dollars. The Portfolio may invest in deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks of varying maturities) the principal of which is insured by the Federal Deposit Insurance Corporation. At least 65% of the Portfolio's total assets during normal market conditions will be invested in debt securities. The Portfolio intends to invest a significant percentage of its net assets in CMOs. Subject to the Portfolio's other policies, the two main kinds of securities that the Portfolio may own are common stocks and debt securities. It may also own convertible securities, including convertible preferred stock in certain circumstances.

     Under unusual market or economic conditions, for temporary defensive purposes, the Portfolio may, with respect to up to all of its assets: (i) shorten the average maturity of the Portfolio's portfolio; (ii) hold cash or cash equivalents; (iii) emphasize debt securities of a higher quality than those the Portfolio would ordinarily hold; or (iv) invest in convertible preferred stock. Taking a defensive position may result in a lower yield.

Asset Strategy Portfolio

     The goal of Asset Strategy Portfolio is high total return over the long term. The Portfolio seeks to achieve this goal by allocating its assets among stocks, bonds, and short-term instruments.

     Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The value of bonds and short-term instruments generally fluctuates based on changes in interest rates and in the credit quality of the issuer.

     The Manager regularly reviews Asset Strategy Portfolio's allocation of assets and makes changes to favor investments that it believes provide the most favorable outlook for achieving the Portfolio's goal. Although the Manager uses its expertise and resources in choosing investments and allocating assets, the Manager's decisions may not always be advantageous to the Portfolio.

     The Portfolio allocates its assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income instruments with maturities of more than three years (including adjustable rate preferred stocks). The short-term class includes all types of short-term instruments with remaining maturities of three years or less. Within each of these classes, the Portfolio may invest in both domestic and foreign securities.

     The Portfolio's mix indicates the benchmark for its combination of investments in each class over time. The Manager may change the mix within the specified ranges from time to time. The range and approximate percentage of the mix for each asset class are shown below. Some types of investments, such as indexed securities, can fall into more than one asset class.

     Mix                 Range
     -------------       ------
     Stock class         0-100%
     70%
     Bond class          0-100%
     25%
     Short-term class    0-100%
     5%

     The Manager seeks to balance the investment risks undertaken by Asset Strategy Portfolio against the higher total returns that may be available by reducing exposure to the stock market during down cycles and allowing a higher allocation in the stock class during periods of strongly positive market performance. The Portfolio has the ability to take a more defensive posture by increasing its holdings in the bond or short-term class when the Manager believes that there exists a potential bear market, prolonged downturn in stock prices or significant loss in value. In pursuit of the Portfolio's goal, the Manager will not try to pinpoint the precise moment when a major reallocation should be made. Asset shifts among classes may be made gradually over time.

     The Portfolio does not currently intend to invest in money-market instruments rated below the highest rating category by S&P or MIS, or judged by the Manager to be of equivalent quality; provided, however, that the Portfolio may invest in money-market instruments rated below the highest rating category by S&P or MIS if such instrument is subject to a letter of credit or similar unconditional credit enhancement which is rated A-1 by S&P or Prime 1 by MIS.

     The Portfolio may borrow from banks. As a fundamental policy, the Portfolio may borrow only for emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets.

     The Manager normally invests the Portfolio's assets according to its investment strategy; however, as a temporary defensive measure at times when the Manager believes that stocks, bonds and certain short-term instruments do not offer a good investment opportunity, it may temporarily invest up to all of the Portfolio's assets in (i) money market instruments rated A-1 by S&P or Prime 1 by MIS, or unrated securities judged by the Manager to be of equivalent quality, or (ii) precious metals.

     The Asset Strategy Portfolio diversifies across investment types more than most mutual funds. No one mutual fund, however, can provide an appropriate balanced investment plan for all investors.

Science and Technology Portfolio

     The goal of Science and Technology Portfolio is long-term capital growth. The Portfolio seeks to achieve this goal by concentrating its investments in science and technology securities. Science and technology securities are securities of companies whose products, processes or services, in the Manager's opinion, are being or are expected to be significantly benefited by the utilization or commercial application of scientific or technological discoveries or developments in such areas as aerospace, communications and electronic equipment, computer systems, computer software and services, electronics, electronic media, business machines, office equipment and supplies, biotechnology, medical and hospital supplies and services, medical devices and drugs. Certain risks are associated with science and technology securities, including the impact of governmental regulation and rapid obsolescence of issuers' products or processes.

     Under normal economic and market conditions, Science and Technology Portfolio will not invest in any securities other than science securities or technology securities if, after such investment, more than 20% of its total assets would be invested in such other securities. The Portfolio may own common stock, preferred stock, debt securities and convertible securities. At times, as a temporary defensive measure, the Portfolio may invest up to all of its assets in U.S. Government Securities or other debt securities.

Risk Considerations

     There are risks inherent in any investment. Each Portfolio is subject to varying degrees of market risk, financial risk and, in some cases, prepayment risk. Market risk is the potential for fluctuations in the price of the security because of market factors. Because of market risk, you should anticipate that the share price of each Portfolio will fluctuate. Financial risk is based on the financial situation of the issuer. The financial risk of each Portfolio depends on the credit quality of the underlying securities. Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid prior to its expected maturity date.

     Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of a Portfolio's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions and other company and economic news. Performance will also depend on the Manager's skill in selecting investments and, with respect to Asset Strategy Portfolio, performance will also depend on the Manager's skill in allocating assets among the classes, or types, of investments.

     The Portfolios may also invest in certain derivative instruments, including options, futures contracts, options on futures contracts, forward contracts, swaps, caps, collars, floors, indexed securities, stripped securities and mortgage-backed and other asset-backed securities. However, Money Market Portfolio may not purchase or sell options, futures contracts, forward contracts, swaps, caps, collars or floors. Money Market Portfolio may invest in indexed securities, stripped securities and mortgage-backed and other asset-backed securities, subject to the requirements of Rule 2a-7. The use of derivative instruments involves special risks. See "Risks of Derivative Instruments" for further information on the risks of investing in these instruments.

Securities and Investment Practices

     The following pages contain more detailed information about types of instruments in which the Portfolios may invest and strategies the Manager may employ in pursuit of the Portfolios' goal(s). A summary of risks associated with these instrument types and investment practices is included as well. Except as otherwise noted, the investment policies described below are applicable to each of the eleven Portfolios.

     The Manager might not buy all of these instruments or use all of these techniques to the full extent permitted by a Portfolio's investment policies and restrictions unless it believes that doing so will help a Portfolio achieve its goal(s).

     Certain of the investment policies and restrictions of each Portfolio are also stated below. Policies and limitations are typically considered at the time of purchase; the sale of instruments is usually not required in the event of a subsequent change in circumstances.

     Please see the SAI for further information concerning the following instruments and associated risks and the Portfolios' investment policies and restrictions.

  Equity Securities

     Equity securities represent an ownership interest in an issuer. This ownership interest often gives an investor the right to vote on measures affecting the issuer's organization and operations. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The equity securities in which a Portfolio (other than Money Market Portfolio) invests may include preferred stock that converts to common stock either automatically or after a specified period of time or at the option of the issuer.

  Preferred Stock

     Preferred stock is rated by S&P and MIS, as described in Appendix A to this Prospectus. The Portfolios (other than Money Market Portfolio) may invest in preferred stock rated in any rating category by an established rating service and unrated preferred stock judged by the Manager to be of equivalent quality.

  Convertible Securities

     A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, (ii) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in the corporation's capital structure.

     The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

     Policies and Restrictions: Each Portfolio (other than Money Market Portfolio) may invest in convertible securities.

  Debt Securities

     Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The debt securities in which the Portfolios (other than Money Market Portfolio) may invest may include debt securities whose performance is linked to a specified equity security or securities index.

     Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. The values of floating and adjustable-rate debt securities are not as sensitive to changes in interest rates as the values of fixed-rate debt securities. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds.

     U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

     A Portfolio may invest in zero coupon securities that are "stripped" U.S. Treasury notes and bonds, zero coupon bonds of corporate issuers and other securities that are issued with original issue discount ("OID"). Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater fluctuations in response to changing interest rates than the prices of debt obligations of comparable maturities that make current distributions of interest in cash.

     The Federal tax law requires that a holder of a security with OID accrue a ratable portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year. Accordingly, although a Portfolio will receive no payments on its zero coupon bonds prior to their maturity or disposition, it will have current income attributable to those securities. Nevertheless, for income and excise tax purposes a Portfolio annually must distribute to its shareholders substantially all of its net investment income, including OID. Accordingly, a Portfolio will be required to include in its dividends an amount equal to the income attributable to its zero coupon and other OID bonds. See "Taxes" in the SAI. These dividends will be paid from a Portfolio's cash assets or by a liquidation of portfolio securities, if necessary, at a time when the Portfolio otherwise might not have done so.

     Municipal obligations are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main kinds of municipal bonds are "general obligation" bonds and "revenue" bonds. In "general obligation" bonds, the issuer has pledged its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source. Industrial development bonds are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Their credit quality is generally dependent on the credit standing of the company involved.

     Lower-quality debt securities (commonly called "junk bonds") are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. While the market for high-yield, high-risk corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly-leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield, high-risk bond market, especially during periods of economic recession.

     The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly-traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, the Manager's research and credit analysis are an especially important part of managing securities of this type held by a Portfolio. The Manager continuously monitors the issuers of lower-rated debt securities in a Portfolio's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of a Portfolio's shareholders.

     Subject to its investment restrictions, a Portfolio may invest in debt securities rated in any rating category of the established rating services, including securities rated in the lowest category (D by S&P and C by MIS). In addition, a Portfolio will treat unrated securities judged by the Manager to be of equivalent quality to a rated security to be equivalent to securities having that rating. The rating categories of S&P and MIS are described in Appendix A. While credit ratings are only one factor the Manager relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit rating agencies may fail to timely change the credit ratings to reflect subsequent events; however, the Manager continuously monitors the issuers of high-yield debt securities in the Portfolios in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. Credit ratings for individual securities may change from time to time and a Portfolio may retain a security whose rating has been changed.

     Policies and Restrictions: Asset Strategy Portfolio may not invest more than 35% of its total assets in debt securities rated below BBB by S&P or Baa by MIS and unrated securities judged by the Manager to be of equivalent quality. Each of Growth Portfolio, Income Portfolio, Limited-Term Bond Portfolio, Balanced Portfolio, Small Cap Portfolio, International Portfolio and Science and Technology Portfolio do not intend to invest in non-investment grade debt securities if, as a result of such investment, more than 5% of their respective assets would consist of such investments. Subject to these limitations, each of these Portfolios may invest in debt securities rated in any rating category of the established rating services and unrated securities judged by the Manager to be of equivalent quality.

     High Income Portfolio and Bond Portfolio may invest in debt securities rated in any rating category of the established rating services and unrated securities judged by the Manager to be of equivalent quality.

     Debt Holdings, by Rating. During the fiscal year ended December 31, 1996, the percentage of the assets of Bond Portfolio, High Income Portfolio and Asset Strategy Portfolio invested in debt securities in each of the rating categories of S&P, and the corporate debt securities not rated by an established rating service, determined on a dollar-weighted average, were as follows:

                      Percentage of Fund Assets
Rated             Bond            High Income        Asset Strategy
by S&P         Portfolio           Portfolio           Portfolio
------         ---------          -----------        --------------
AAA               32.2%                0.0%               25.5%
AA                11.2                 0.8                 9.9
A                 20.8                 2.2                21.9
BBB               17.5                 2.0                 2.6
BB                13.7                23.0                 6.0
B                  2.3                61.0                 3.4
CCC                0.0                 2.1                 0.0
CC                 0.0                 0.0                 0.0
C                  0.0                 0.0                 0.0
D                  0.0                 0.0                 0.0
Unrated (Equivalent To)
-------
   AAA             1.2%                0.0%                1.3%
AA                 0.0                 0.0                 0.0
A                  0.1                 0.1                 1.8
BBB                0.0                 0.0                 0.2
BB                 0.0                 0.0                 0.0
B                  0.0                 2.0                 0.0
CCC                0.0                 0.2                 0.8
CC                 0.0                 0.0                 0.0
C                  0.0                 0.0                 0.0
D                  0.0                 0.0                 0.0

     The percentage of assets in each category was calculated on the basis of a monthly dollar-weighted average. The monthly dollar-weighted average was calculated using the market value of the securities in the Portfolio's portfolio at the end of each month in the thirteen-month period ended with its last fiscal year, averaged over its last fiscal year. The rating used for each security is that security's rating as of the end of each month and, as ratings may change over time, does not necessarily indicate past or future ratings of any particular security or the ratings of securities in the portfolio in general. Asset composition of a Portfolio by rating categories at any particular time does not necessarily indicate future asset composition by rating categories.

  Foreign Securities

     Foreign securities and foreign currencies can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less governmental supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Manager will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified for investments in developing countries. A developing country is a nation that, in the Manager's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

     Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     Policies and Restrictions: Subject to the diversification requirements of Rule 2a-7, Money Market Portfolio may invest up to 10% of its total assets in Canadian Government obligations and may also invest in foreign bank obligations and obligations of foreign branches of domestic banks, subject to the diversification requirements applicable to Money Market Portfolio. Money Market Portfolio will not invest more than 25% of its total assets in a combination of Canadian Government obligations and foreign bank obligations, both of which must be denominated in U.S. dollars.

     International Portfolio normally invests at least 80% of its assets in foreign securities. It may not purchase a particular foreign security if as a result more than 75% of its assets would be invested in issuers of that foreign country. For defensive purposes, the Portfolio may at times temporarily invest completely or substantially in U.S. securities. Under normal market conditions, International Portfolio intends to have at least 65% of its assets invested in issuers of at least three different countries outside of the United States. International Portfolio will not invest more than 25% of its assets in securities issued by the government of any one foreign country.

     International Portfolio and Small Cap Portfolio (subject to the limitation set forth below) may each purchase foreign securities only if they are (i) listed or admitted to trading on a domestic or foreign securities exchange or quoted on an automated quotations system, with the exception of warrants, rights or restricted securities, which need not be so listed or admitted, (ii) represented by American Depositary Receipts (receipts issued against securities of foreign issuers deposited or to be deposited with an American depository) so listed or admitted on a domestic securities exchange or traded in the United States OTC market, or (iii) issued or guaranteed by any foreign government or any subdivision, agency or instrumentality thereof.

     Balanced Portfolio may purchase an unlimited amount of foreign securities. Normally, however, less than 10% of this Portfolio's total assets will consist of foreign securities. This percentage might increase in the event the Manager believed that, in light of U.S. economic conditions, there were increased investment opportunities in foreign securities.

     Under normal conditions, Asset Strategy Portfolio intends to limit its investments in foreign securities to no more than 50% of its total assets. Asset Strategy Portfolio currently intends to limit its investments in obligations of any single foreign government to less than 25% of its total assets.

     The other Portfolios, except Limited-Term Bond Portfolio, may invest up to 20% of their respective total assets in securities of foreign issuers. Limited-Term Bond Portfolio may not invest in foreign securities.

  Options, Futures and Other Strategies

     Certain Portfolios may use certain options, futures contracts, forward currency contracts, swaps, caps, collars, floors, indexed securities, mortgage-backed and other asset-backed securities and certain other strategies described herein to attempt to enhance income or yield or to attempt to reduce the risk of their investments. The strategies described below may be used in an attempt to manage a Portfolio's foreign currency exposure as well as other risks of a Portfolio's investments that can affect fluctuation in its net asset value. A Portfolio may also use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values.

     A Portfolio's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. A Portfolio might not use any of these strategies, and there can be no assurance that any strategy that is used will succeed. The risks associated with such strategies are described below. Also see the SAI for more information on these instruments and strategies and their risk considerations.

     Policies and Restrictions: Subject to the further limitations stated in the SAI, generally, each Portfolio (other than Money Market Portfolio) may purchase and sell any type of derivative instrument (including, without limitation, futures contracts, options, forward contracts, swaps, caps, collars, floors and indexed securities). However, a Portfolio will only purchase or sell a particular derivative instrument if the Portfolio is authorized to invest in the type of asset by which the return on, or value of, the derivative instrument is primarily measured or, with respect to foreign currency derivatives, if the Portfolio is authorized to invest in foreign securities. Money Market Portfolio may not purchase or sell options, futures contracts, forward contracts, swaps, caps, collars or floors.

     Options. A Portfolio may engage in certain strategies involving options to attempt to enhance its income or yield or to attempt to reduce the overall risk of its investments. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

     Options offer large amounts of leverage, which will result in a Portfolio's net asset value being more sensitive to changes in the value of the related investment. There is no assurance that a liquid secondary market will exist for exchange-listed options. The market for options that are not listed on an exchange may be less active than the market for exchange-listed options. A Portfolio will be able to close a position in an option it has written only if there is a market for the put or call. If a Portfolio is not able to enter into a closing transaction on an option it has written, it will be required to maintain the securities, or cash in the case of an option on an index, subject to the call or the collateral underlying the put until a closing transaction can be entered into or the option expires. Because index options are settled in cash, a Portfolio cannot provide in advance for its potential settlement obligations on a call it has written on an index by holding the underlying securities. The Portfolio bears the risk that the value of the securities it holds will vary from the value of the index.

     Futures Contracts and Options on Futures Contracts. When a Portfolio purchases a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. When a Portfolio sells a futures contract, it incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

     When a Portfolio writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Portfolio writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Portfolio purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in the futures contract (a long position if the option is a call and a short position if the option is a put).

     Forward Currency Contracts and Foreign Currencies. Each Portfolio (other than Money Market Portfolio and Limited-Term Bond Portfolio) may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and a foreign currency. For example, when the Manager anticipates purchasing or selling a security denominated in a foreign currency, a Portfolio may enter into a forward currency contract in order to set the exchange rate at which the transaction will be made. A Portfolio also may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Portfolio's securities positions denominated in such currency. Each of these Portfolios may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the Manager anticipates that there will be a correlation between the two currencies.

     Each of these Portfolios may also use forward currency contracts to shift the Portfolio's exposure to foreign currency exchange rate changes from one foreign currency to another. For example, if a Portfolio owns securities denominated in a foreign currency and the Manager believes that currency will decline relative to another currency, it might enter into a forward currency contract to sell the appropriate amount of the first foreign currency with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. Each of these Portfolios may also purchase forward currency contracts to enhance income when the Manager anticipates that the foreign currency will appreciate in value, but securities denominated in that currency do not present attractive investment opportunities.

     Successful use of forward currency contracts depends on the Manager's skill in analyzing and predicting currency values. Forward currency contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Manager anticipates. There is no assurance that the Manager's use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time.

     Each of the Portfolios (other than Money Market Portfolio and Limited-Term Bond Portfolio) may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

     Indexed Securities are securities the value of which varies in relation to the value of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The indexed securities in which Money Market Portfolio may invest include securities whose prices are indexed to 90-day Treasury Bill rates, the London Inter-Bank Offering Rate (LIBOR), prime interest rates, Federal composite commercial paper rates and Federal funds rates, as long as such indexed securities are U.S. dollar denominated.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments.

     Policies and Restrictions: Each Portfolio may purchase and sell indexed securities. Money Market Portfolio will not invest in any security whose interest rate or principal amount to be repaid, or timing of payments, varies or floats with the value of a foreign currency, the rate of interest payable on foreign currency borrowings, or with any interest rate or index expressed in a currency other than U.S. dollars.

     Swaps, Caps and Floors. Each Portfolio (other than Money Market Portfolio) may enter into swaps, caps, collars and floors as described below. A Portfolio may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date or to attempt to enhance income or yield.

     Swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling such floor. A collar combines elements of buying a cap and selling a floor.

     Depending on how they are used, the swap, cap, collar and floor agreements used by a Portfolio may increase or decrease the overall volatility of its investments and its share price and yield. The most significant factor in the performance of these agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Portfolio.

     A Portfolio usually will enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If, however, an agreement calls for payments by a Portfolio, the Portfolio must be prepared to make such payments when due. The creditworthiness of firms with which a Portfolio enters into swaps, caps, collars or floors will be monitored by the Manager in accordance with procedures adopted by the Board of Directors. If a firm's creditworthiness declines, the value of an agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The Portfolios understand that the position of the staff of the Securities and Exchange Commission is that assets involved in such transactions are illiquid and are, therefore, subject to the limitations on investment in illiquid investments as described in the SAI.

     Mortgage-Backed and Other Asset-Backed Securities are bonds backed by specific types of assets. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. U.S. Government mortgage-backed securities are issued or guaranteed as to principal and interest (but not as to market value) by the Government National Mortgage Association, Fannie Mae (formerly, the Federal National Mortgage Association), the Federal Home Loan Mortgage Corporation or other government-sponsored enterprises. Other mortgage-backed securities are sponsored or issued by private entities, including investment banking firms and mortgage originators.

     Mortgage-backed securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-backed securities are referred to in this Prospectus as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

     For example, interest-only ("IO") classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government guaranteed or considered to be of the highest quality. Conversely, principal-only ("PO") classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

     When interest rates decline and homeowners refinance their mortgages, mortgage-backed bonds may be paid off more quickly than investors expect. When interest rates rise, mortgage-backed bonds may be paid off more slowly than originally expected. Changes in the rate or "speed" of these prepayments can cause the value of mortgage-backed securities to fluctuate rapidly.

     Other asset-backed securities are similar to mortgage-backed securities, except that the underlying assets are different. These underlying assets may be nearly any type of financial asset or receivable, such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from credit cards.

     The yield characteristics of mortgage-backed and other asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed and other asset-backed securities may also decrease in value as a result of increases in interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a Portfolio's yield. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the Portfolio purchased the security.

     The market for privately issued mortgage-backed and other asset-backed securities is smaller and less liquid than the market for U.S. Government mortgage-backed securities. CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     Risks of Derivative Instruments. The use of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, collars and floors, and the investment in indexed securities, stripped securities and mortgage-backed and other asset-backed securities, involve special risks, including (i) possible imperfect or no correlation between price movements of the portfolio investments (held or intended to be purchased) involved in the transaction and price movements of the instruments involved in the transaction,
(ii) possible lack of a liquid secondary market for any particular instrument at a particular time, (iii) the need for additional portfolio management skills and techniques, (iv) losses due to unanticipated market price movements, (v) the fact that, while such strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in investments involved in the transaction, (vi) incorrect forecasts by the Manager concerning interest or currency exchange rates or direction of price fluctuations of the investment involved in the transaction, which may result in the strategy being ineffective, (vii) loss of premiums paid by a Portfolio on options it purchases, and (viii) the possible inability of a Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to segregate assets in connection with such transactions and the possible inability of a Portfolio to close out or liquidate its position.

     For a hedging strategy to be completely effective, the price change of the hedging instrument must equal the price change of the investment being hedged. The risk of imperfect correlation of these price changes increases as the composition of the Portfolios' respective portfolios diverges from instruments underlying a hedging instrument. Such equal price changes are not always possible because the investment underlying the hedging instruments may not be the same investment that is being hedged. The Manager will attempt to create a closely correlated hedge but hedging activity may not be completely successful in eliminating market value fluctuation.

     The Manager may use derivative instruments for hedging purposes to adjust the risk characteristics of a Portfolio's portfolio of investments and may use these instruments to adjust the return characteristics of a Portfolio's portfolio of investments. The use of derivative techniques for speculative purposes can increase investment risk. If the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised or if there is not a liquid secondary market to close out a position that a Portfolio has entered into.

     The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the Manager may still not result in a successful transaction. The Manager may be incorrect in its expectations as to the extent of various interest or currency exchange rate or stock market movements or the time span within which the movements take place.

     Options and futures transactions may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transactions costs and may result in certain tax consequences.

     New financial products and risk management techniques continue to be developed. Each Portfolio may use these instruments and techniques to the extent consistent with its goal(s), investment policies and regulatory requirements applicable to investment companies.

  When-Issued and Delayed-Delivery Transactions

     When-issued and delayed-delivery transactions are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period, which could affect a Portfolio's yield.

     When purchasing securities on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. When a Portfolio sells a security on a delayed-delivery basis, a Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

     Policies and Restrictions: Each Portfolio may, without limitation, purchase securities on a "when-issued" or delayed-delivery basis or sell them on a delayed-delivery basis in order to secure what is considered to be, at the time of entering into the transaction, an advantageous price and yield. From the time of entering into the transaction until delivery and payment is made at a later date, the securities which are the subject of the transaction are subject to market fluctuations.

  Repurchase Agreements

     In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. Repurchase agreements are entered into only with those issuers approved on the basis of criteria established by the Board of Directors.

     Policies and Restrictions: Each of the Portfolios may purchase securities subject to repurchase agreements, subject to its limitation on investment in illiquid investments, which include repurchase agreements not terminable within seven days.

  Restricted Securities and Illiquid Investments

     Restricted securities are securities that are subject to legal or contractual restrictions on resale. Restricted securities may be illiquid due to restrictions on their resale. Subject to their respective limitations on investment in illiquid investments and certain other limitations described in the SAI, each Portfolio may invest in restricted securities. Certain restricted securities may be determined to be liquid pursuant to guidelines adopted by the Fund's Board of Directors.

     Illiquid investments may be difficult to sell promptly at an acceptable price. Difficulty in selling securities may result in a loss or may be costly to a Portfolio.

     Policies and Restrictions: Each Portfolio may purchase restricted securities. A Portfolio (other than Asset Strategy Portfolio) may not invest more than 10% of its net assets in illiquid investments. Asset Strategy Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

  Diversification

     Diversifying a Portfolio's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.

     Policies and Restrictions: As a fundamental policy, no Portfolio (other than Asset Strategy Portfolio) may, with respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and "Government securities" as defined in the 1940 Act), if immediately after and as a result of such purchase, (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets, or (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer. As a fundamental policy, with respect to 75% of its total assets, Asset Strategy Portfolio may not purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government, or any of its agencies or instrumentalities) if, as a result thereof, the Portfolio would hold more than 10% of the outstanding voting securities of such issuer or more than 5% of the Portfolio's total assets would be invested in the securities of such issuer.

     As a fundamental policy, no Portfolio, other than Science and Technology Portfolio, may buy a security if, as a result, more than 25% of the Portfolio's total assets would then be invested in securities of companies in any one industry. U.S. Government Securities are not included in this restriction.

  Precious Metals

     The ability of Asset Strategy Portfolio to purchase and hold precious metals such as gold, silver and platinum may allow it to benefit from a potential increase in the price of precious metals or stability in the price of such metals at a time when the value of securities may be declining. For example, during periods of declining stock prices, the price of gold may increase or remain stable, while the value of the stock market may be subject to a general decline.

     Precious metals prices are affected by various factors, such as economic conditions, political events and monetary policies. As a result, the price of gold, silver or platinum may fluctuate widely. The sole source of return to Asset Strategy Portfolio from such investments will be gains realized on sales; a negative return will be realized if the metal is sold at a loss. Investments in precious metals do not provide a yield. Asset Strategy Portfolio's direct investment in precious metals may be limited by tax considerations. See "Taxes" in the SAI.

  Borrowing

     If a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Portfolios may only borrow from banks. If a Portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

     Policies and Restrictions: Small Cap Portfolio may borrow money only from banks and only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. Asset Strategy Portfolio may borrow only from banks. As a fundamental policy, Asset Strategy Portfolio may borrow money only for emergency or extraordinary purposes, but not in an amount exceeding 33 1/3% of its total assets. As a fundamental policy, none of the other Portfolios may borrow money except from banks as a temporary measure or for extraordinary or emergency purposes and not for investment purposes, and only up to 5% of the value of their respective total assets. As a fundamental policy, Money Market Portfolio may not pledge, mortgage or hypothecate assets as security for indebtedness except to secure permitted borrowings. As an operating policy, none of the other Portfolios may pledge its assets in connection with any permitted borrowings; however, this policy does not prevent a Portfolio from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

  Lending Securities

     A Portfolio may lend its securities on a short-term or long-term basis for the purpose of increasing income. This practice could result in a loss or a delay in recovering a Portfolio's securities. Loans will be made only to parties deemed creditworthy by the Manager.

     Policies and Restrictions: As a fundamental policy, not more than 30% of the total assets of Limited-Term Bond Portfolio and no more than 10% of the total assets of any other Portfolio will be loaned at any one time. Loans must be fully collateralized. There are risks associated with loans of securities including possible loss of, or delay in, recovering the collateral. If a material event is to be voted upon affecting a Portfolio's investment with respect to securities that are on loan, the Portfolio will take such action as may be appropriate in order to vote its shares.

  Other Instruments

     Other instruments may include securities of closed-end investment companies. As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

     Policies and Restrictions: Each of Balanced Portfolio, Small Cap Portfolio, International Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio may purchase shares of other investment companies that do not redeem their shares, subject to the conditions stated in the SAI.

     Each of Asset Strategy Portfolio, International Portfolio and Limited-Term Bond Portfolio do not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. This restriction does not apply to any obligations issued or guaranteed by the U.S. government, or a state or local government authority, or their respective agencies or instrumentalities, or to collateralized mortgage obligations, other mortgage-related securities, asset-backed securities, indexed securities or over-the-counter derivative financial instruments.

                                   MANAGEMENT

     Waddell & Reed, Inc. and its predecessors have served as investment manager to the Fund since its inception and to each of the registered investment companies in the United Group of Mutual Funds, except United Asset Strategy Fund, Inc., since 1940 or the inception of the investment company, whichever was later. On January 8, 1992, subject to the authority of the Fund's Board of Directors, Waddell & Reed, Inc. assigned its investment management duties (and assigned its professional staff for investment management services) to the Manager, a wholly-owned subsidiary of Waddell & Reed, Inc. The Manager has also served as investment manager for Waddell & Reed Funds, Inc. since its inception in September 1992 and United Asset Strategy Fund, Inc. since it commenced operations in March 1995. Waddell & Reed, Inc. serves as the distributor for insurance products for which the Fund is the underlying investment vehicle and as underwriter for each of the investment companies in the United Group of Mutual Funds and Waddell & Reed Funds, Inc. Waddell & Reed, Inc. is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

     Subject to the authority of the Fund's Board of Directors, the Manager provides investment advice and supervises investments for which it is paid a fee consisting of two elements: (i) a specific fee computed on each Portfolio's net asset value as of the close of business each day at the following annual rates:
Money Market Portfolio - none; Bond Portfolio - .03 of 1% of net assets; High Income Portfolio - .15 of 1% of net assets; Growth Portfolio - .20 of 1% of net assets; Income Portfolio - .20 of 1% of net assets; International Portfolio -
 .30 of 1% of net assets; Small Cap Portfolio - .35 of 1% of net assets; Balanced Portfolio - .10 of 1% of net assets; Limited-Term Bond Portfolio - .05 of 1% of net assets; Asset Strategy Portfolio - .30 of 1% of net assets; and Science and Technology Portfolio - .20 of 1% of net assets; and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios and allocated among the Portfolios based on their relative net asset size at the annual rates shown in the following table.

                                 Base Fee Rate

         Group Net Asset Level            Annual Base Fee
       (all dollars in millions)        Rate for Each Level
       -------------------------        -------------------
          From $    0 to $  750              .51 of 1%
          From $  750 to $1,500              .49 of 1%
          From $1,500 to $2,250              .47 of 1%
          Over $2,250                        .45 of 1%

     Prior to September 1, 1994, the annual base fee was .51 of 1%.

     As of December 31, 1996, the combined net assets of all of the Portfolios were approximately $1.4 billion.

     For the fiscal year ended December 31, 1996, management fees for each Portfolio as a percent of each such Portfolio's average net assets and total expenses for each such Portfolio as a percent of the Portfolio's average net assets for that year are as follows:

                             Management Fees     Total Expenses

Money Market Portfolio         0.50%               0.61%

Bond Portfolio                 0.53%               0.59%

High Income Portfolio          0.65%               0.71%

Growth Portfolio               0.70%               0.73%

Income Portfolio               0.70%               0.73%

International Portfolio        0.80%               1.00%

Small Cap Portfolio            0.85%               0.91%

Balanced Portfolio             0.60%               0.70%

Limited-Term Bond Portfolio    0.55%               0.76%

Asset Strategy Portfolio       0.80%               0.93%

*Science and Technology Portfolio commenced operations on April 4, 1997.

     Waddell & Reed Services Company, a subsidiary of Waddell & Reed, Inc., acts as Agent ("Accounting Services Agent") in providing bookkeeping and accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays the Accounting Services Agent a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee

        Average
     Net Asset Level                     Annual Fee
(all dollars in millions)          Rate for Each Portfolio
-------------------------          -----------------------
     From $    0 to $   10                $      0
     From $   10 to $   25                $ 10,000
     From $   25 to $   50                $ 20,000
     From $   50 to $  100                $ 30,000
     From $  100 to $  200                $ 40,000
     From $  200 to $  350                $ 50,000
     From $  350 to $  550                $ 60,000
     From $  550 to $  750                $ 70,000
     From $  750 to $1,000                $ 85,000
     $1,000 and Over                      $100,000

     The Fund is responsible for the payment of certain expenses, including the management fees and accounting services fees described above, fees and expenses of certain directors, costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, fees payable under securities laws and to the Investment Company Institute, costs of shareholder records, costs of systems or services used to price Portfolio securities and extraordinary expenses, including litigation and indemnification relating to litigation.

     Richard K. Poettgen is primarily responsible for the day-to-day management of the portfolio of Money Market Portfolio. Mr. Poettgen has held his responsibilities for Money Market Portfolio since January 1989. He is Vice President of the Manager. He is Vice President and Assistant Treasurer of the Fund and Vice President and Assistant Treasurer of other investment companies for which the Manager serves as investment manager. Mr. Poettgen has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1989 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since April 1968.

     James C. Cusser is primarily responsible for the day-to-day management of the portfolio of Bond Portfolio. Mr. Cusser has held his responsibilities for Bond Portfolio since August 1992. He is Vice President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Cusser has served as the portfolio manager for investment companies managed by the Manager since August 1992 and has been an employee of the Manager since August 1992.

     Louise D. Rieke is primarily responsible for the day-to-day management of the portfolio of High Income Portfolio. Ms. Rieke has held her responsibilities for High Income Portfolio since July 1987, the Portfolio's inception. She is Vice President of the Manager and Vice President of Waddell & Reed Asset Management Company, an affiliate of the Manager. She is Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Ms. Rieke has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since July 1986 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since May 1971.

     Daniel P. Becker is primarily responsible for the day-to-day management of the portfolio of Growth Portfolio. Mr. Becker has held his responsibilities for Growth Portfolio since January 1997. He is Vice President of the Manager and of Waddell & Reed Asset Management Company, an affiliate of the Manager. He is Vice President of the Fund. Mr. Becker has served as an investment analyst with the Manager and Waddell & Reed, Inc. since October 1989.

     Russell E. Thompson and James D. Wineland are primarily responsible for the day-to-day management of the portfolio of Income Portfolio. Mr. Thompson has held his responsibilities for Income Portfolio since July 1991, the Portfolio's inception. He is Senior Vice President of the Manager and Senior Vice President of Waddell & Reed Asset Management Company, an affiliate of the Manager. He is Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Thompson has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1976 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since March 1971.

     Mr. Wineland has held his Fund responsibilities since July 1, 1997. He is Vice President of the Manager and Vice President of the Fund. Mr. Wineland has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since January 1988 and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since November 1984.

     Thomas A. Mengel is primarily responsible for the day-to-day management of the portfolio of International Portfolio. Mr. Mengel has held his responsibilities for International Portfolio since May 1, 1996. He is Vice President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. From 1993 to May 1, 1996, Mr. Mengel was the President of Sal. Oppenheim jr. & Cie. Securities, Inc.; from 1992 until 1993, Mr. Mengel was a Vice President of Hauck & Hope Securities.

     Zachary H. Shafran is primarily responsible for the day-to-day management of the portfolio of Small Cap Portfolio. Mr. Shafran has held his responsibilities for Small Cap Portfolio since January 2, 1996. He is Vice President of the Manager and Vice President of the Fund. Mr. Shafran has been an investment analyst with Waddell & Reed, Inc. and its successor, the Manager, since June 1990.

     Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of the portfolio of Balanced Portfolio. Ms. Prince-Fox has held her responsibilities for Balanced Portfolio since July 1994, the Portfolio's inception. She is Vice President of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Ms. Prince-Fox has served as the portfolio manager for investment companies managed by the Manager since January 1993, and has been an investment analyst with Waddell & Reed, Inc. and its successor, the Manager, since February 1983.

     Patrick W. Sterner is primarily responsible for the day-to-day management of the portfolio of Limited-Term Bond Portfolio. Mr. Sterner has held his responsibilities for Limited-Term Bond Portfolio since July 1994, the Portfolio's inception. He is Vice President of the Manager, Vice President of the Fund and Vice President of investment companies for which the Manager serves as investment manager. Mr. Sterner has served as the portfolio manager for investment companies managed by the Manager since September 1992 and has been an employee of the Manager since August 1992.

     Michael L. Avery is primarily responsible for the day-to-day management of the equity portion of the portfolio of Asset Strategy Portfolio. Mr. Avery has held his responsibilities for the Asset Strategy Portfolio since January 1997. He is Senior Vice President of the Manager, Vice President of Waddell & Reed Asset Management Company, an affiliate of the Manager, Vice President of the Fund and Vice President of other investment companies for which the Manager serves as investment manager. Mr. Avery has served as the portfolio manager for investment companies managed by Waddell & Reed, Inc. and its successor, the Manager, since February 1, 1994, has served as the director of research of Waddell & Reed, Inc. and its successor, the Manager, since August 1987, and has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since June 1981.

     Daniel J. Vrabac is primarily responsible for the day-to-day management of the fixed-income portion of the portfolio of Asset Strategy Portfolio. Mr. Vrabac has held his responsibilities for the Asset Strategy Portfolio since January 1997. He is Vice President of Waddell & Reed Asset Management Company, an affiliate of the Manager, Vice President of the Fund and Vice President of other investment companies managed by the Manager. Mr. Vrabac has served as an investment analyst with the Manager since May 1994, and was a Vice President of Kansas City Life Insurance Company from May 1983 to May 1994.

     Abel Garcia is primarily responsible for the day-to-day management of the portfolio of Science and Technology Portfolio. Mr. Garcia has held his responsibilities for Science and Technology Portfolio since April 4, 1997. He is Vice President of the Manager, Vice President of Waddell & Reed Asset Management Company, an affiliate of the Manager, Vice President of the Fund, and Vice President of other investment companies managed by the Manager. Mr. Garcia has been an employee of Waddell & Reed, Inc. and its successor, the Manager, since August 1983.

     Other members of the Manager's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

                                NET ASSET VALUE

     The net asset value of a share of a Portfolio is the value of its assets, less liabilities, divided by the total number of shares.

     The net asset value per share of each Portfolio is computed daily as of the later of the close of business of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or future held by a Portfolio is traded on each day that the NYSE is open for trading.
The NYSE's regular session ordinarily closes at 4:00 p.m. eastern time.

     Money Market Portfolio uses the amortized cost method for valuing its portfolio securities. See the SAI for discussion of this method. Net asset value of Money Market Portfolio is normally fixed at $1.00 per share. See the SAI for a discussion of extraordinary circumstances which could result in a change in this fixed share value.

     The securities of the other Portfolios that are listed or traded on a U.S. or foreign stock exchange are valued at the last sales price on that day. OTC securities traded on Nasdaq are valued at a price which is the mean between the closing bid and asked prices. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities with a maturity of 60 days or less are valued at amortized cost.
When market quotations for options and futures positions or non-exchange traded foreign securities held by a Portfolio are readily available, those positions and securities will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. When market quotations are not readily available, securities, options, futures and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.

     Certain of the Portfolios may invest in securities listed on foreign exchanges which may trade on Saturdays and on customary U.S. national business holidays when the NYSE is closed. Consequently, the net asset value of a Portfolio could be significantly affected on days when the Portfolio does not price its shares.

                           PURCHASES AND REDEMPTIONS

     The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their net asset value per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

     Redemptions will be made at the net asset value per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist: (i) the Exchange is closed other than customary weekend and holiday closings or trading on the Exchange is restricted; (ii) the Securities and Exchange Commission has determined that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) the Securities and Exchange Commission has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund; or (iv) applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares. Redemptions are ordinarily made in cash.

     Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners.

                          DIVIDENDS AND DISTRIBUTIONS

     It is the Fund's intention to distribute substantially all the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio, other than Money Market Portfolio, consists of dividends and interest received by such Portfolio less the estimated expenses of such Portfolio. Money Market Portfolio's net investment income for dividend purposes consists of all interest income accrued on the Portfolio's securities, plus or minus realized gains or losses on those securities, less the Portfolio's expenses.

     Dividends from Money Market Portfolio are declared and paid daily in additional full and fractional shares. Dividends from Growth Portfolio, Bond Portfolio, High Income Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio usually are declared and paid annually in December in additional full and fractional shares of that Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

     All net realized long-term or short-term capital gains of each Portfolio, if any, other than Money Market Portfolio, are declared and paid annually in December in additional full and fractional shares of the respective Portfolio. Short-term capital gains of Money Market Portfolio--it does not anticipate realizing any long-term capital gains--are declared and paid daily in additional full and fractional shares of that Portfolio.

                                     TAXES

     Each of the Portfolios has qualified (or, if a new Portfolio, intends to qualify) for treatment as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as a Portfolio qualifies as such, the Portfolio will be relieved of Federal income tax on the income and gains distributed to its shareholders.

     Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account -- and, because section 817(h) and those regulations treat the assets of each Portfolio as assets of the related separate account, of each Portfolio -- that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a Portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the Participating Insurance Companies and treatment of the Policyowners other than as described in the prospectuses for the Policies.

     The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios; see the SAI for a more detailed discussion.

     Because the only shareholders of the Portfolios will be the Participating Insurance Companies and their separate accounts, no discussion is included herein as to the Federal income tax consequences to the Portfolios' shareholders. For information concerning the Federal tax consequences to Policyowners, see the prospectuses for the Policies. Prospective investors are urged to consult with their tax advisers.

                               OTHER INFORMATION

     The Fund was incorporated in Maryland on December 2, 1986. The Fund is governed by a Board of Directors which has overall responsibility for the management of its affairs. Capital stock is currently divided into the eleven classes that are designated Money Market Portfolio, Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio. The Fund may establish additional portfolios in the future. Shares of each class are fully paid and nonassessable when issued. The Fund does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy which require shareholder approval, will be presented to shareholders at an annual meeting or special meeting called by the Board of Directors for such purpose.

     All shares of the Fund have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one Portfolio, only shares of the respective Portfolio are entitled to vote. Matters in which the interests of all the Portfolios are substantially identical are voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical are voted on separately by each Portfolio. Matters affecting only one Portfolio, such as a change in its fundamental policies, are voted on separately by that Portfolio.

     Shareholder inquiries may be addressed to the Fund or Waddell & Reed, Inc. at the address or telephone number listed on the front cover of this Prospectus.

                                   APPENDIX A

      The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the eligibility of securities for the Portfolios.

                          DESCRIPTION OF BOND RATINGS

     Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.;.

2.   Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     A brief description of the applicable S&P rating symbols and their meanings follow:

     AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA also qualifies as high-quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

     Moody's Investors Service, Inc. A brief description of the applicable MIS rating symbols and their meanings follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                     DESCRIPTION OF PREFERRED STOCK RATINGS

     Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

     The preferred stock ratings are based on the following considerations:

1. Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2.   Nature of, and provisions of, the issue;

3. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA -- This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA -- A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the 'A' category.

     BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     C -- A preferred stock rated C is a non-paying issue.

     D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

     NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Moody's Investors Service, Inc. Note: MIS applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Preferred stock rating symbols and their definitions are as follows:

     aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

     S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     MIS commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. MIS employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

                          DESCRIPTION OF NOTE RATINGS

     Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

   --Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note). --Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note.)

     The note rating symbols and definitions are as follows:

     SP-1 Strong capacity to pay principal and interest.  Issues determined to possess very strong characteristics are given a plus (+) designation. SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
     SP-3 Speculative capacity to pay principal and interest.

     Moody's Investors Service, Inc. MIS Short-Term Loan Ratings -- MIS ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

     MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

TMK/UNITED FUNDS, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas  66201-9217

PROSPECTUS
October 1, 1997

Custodian
  UMB Bank, n. a.
  Kansas City, Missouri

Legal Counsel
  Kirkpatrick & Lockhart LLP
  1800 Massachusetts Avenue NW
  Washington, D. C. 20036

Independent Accountants
  Deloitte & Touche LLP
  1010 Grand Avenue
  Kansas City, Missouri 64106-2232

Investment Manager
  Waddell & Reed Investment Management Company
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, Kansas 66201-9217
  (913) 236-2000
  (800) 366-5465

Accounting Services Agent
  Waddell & Reed Services Company
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, Kansas  66201-9217
  (913) 236-2000
  (800) 366-5465


Our INTERNET address is:
 http://www.waddell.com

TABLE OF CONTENTS

Prospectus Summary .....................    2
Financial Highlights ...................    4
The Fund ...............................   14
Goals and Investment Policies
  of the Portfolios ....................   15
Management .............................   34
Net Asset Value ........................   38
Purchases and Redemptions ..............   38
Dividends and Distributions ............   39
Taxes ..................................   39
Other Information ......................   40
Appendix A .............................   41

                             TMK/UNITED FUNDS, INC.

                               6300 Lamar Avenue

                                P. O. Box 29217

                      Shawnee Mission, Kansas  66201-9217

                                 (913) 236-2000
                                 (800) 366-5465

                                October 1, 1997

                      STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information (the "SAI") is not a prospectus. This SAI should be read in conjunction with the prospectus (the "Prospectus") of TMK/United Funds, Inc. (the "Fund") dated October 1, 1997, which may be obtained by request to the Fund or its underwriter, Waddell & Reed, Inc., at the address or telephone number shown above.


                               TABLE OF CONTENTS

     Performance Information ..........................    2

     Goals and Investment Policies ....................    5

     Investment Management and Other Services .........   46

     Net Asset Value ..................................   49

     Directors and Officers ...........................   52

     Purchases and Redemptions ........................   58

     Shareholder Communications .......................   59

     Taxes ............................................   59

     Dividends and Distributions ......................   64

     Portfolio Transactions and Brokerage .............   65

     Other Information ................................   68

     Financial Statements .............................   70

                            PERFORMANCE INFORMATION

     From time to time, advertisements and sales materials for one or more of the Portfolios may include total return information, yield information and/or performance rankings. Performance data will be accompanied by or used in calculating performance data for the respective separate accounts that invest in the Portfolio.

Total Return

     The following relates to Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio. An average annual total return quotation is computed by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value. Total return is calculated by assuming an initial $1,000 investment. No sales charge is required to be paid by the Participating Insurance Companies for purchase of shares. All dividends and distributions are assumed to be reinvested at net asset value as of the day the dividend or distribution is paid. The formula used to calculate the total return is:

                n
        P(1 + T)  = ERV

       Where :  P = $1,000 initial payment
                T = Average annual total return
                n = Number of years
              ERV = Ending redeemable value of the $1,000 investment for the periods shown.

     The average annual total return quotations as of June 30, 1997, which is the most recent balance sheet included in this SAI, for the periods shown were as follows:

                          One-year      Five-year
                        period from    period from  Period from
                         7-1-96 to      7-1-92 to   7-13-87* to
                          6-30-97        6-30-97      6-30-97
                        -----------    -----------  -----------
Bond Portfolio               8.65%          7.26%       8.54%
High Income Portfolio       15.35%         11.34%       9.88%
Growth Portfolio            27.89%         19.30%      16.76%
Income Portfolio            30.88%         18.76%      17.86**
International Portfolio     21.39%         11.38%***
Small Cap Portfolio          4.02%         23.28%***
Balanced Portfolio          16.59%         13.92%***
Limited-Term Bond Portfolio  6.73%          6.48%***
Asset Strategy Portfolio    10.43%          6.88%****

   *Date of initial public offering.
  **Period from July 16, 1991, date of initial offering, to December 31, 1996. ***Period from May 3, 1994, date of initial offering, to December 31, 1996.
****Period from May 1, 1995, date of initial offering, to December 31, 1996.
    Science and Technology Portfolio commenced operations in 1997.

     Unaveraged or cumulative total return may also be quoted. Such total return data reflects the change in value of an investment over a stated period of time. Cumulative total returns will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period. The Fund may also provide non-standardized performance information.

Yield

     The following relates to Bond Portfolio, High Income Portfolio and Limited-Term Bond Portfolio. A yield quoted for a Portfolio is computed by dividing the net investment income per share earned during the period for which the yield is shown by the maximum offering price per share on the last day of that period according to the following formula:

                                  6
          Yield = 2((((a-b)/cd)+1)  -1)

     Where:    a =  dividends and interest earned during the period.
               b =  expenses accrued for the period (net of reimbursements).
               c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
               d = the maximum offering price per share on the last day of the period.

     The yield computed according to the formula for the 30-day period ended on June 30, 1997, the date of the most recent balance sheet included in this SAI, is as follows:

          Bond Portfolio                6.55%
          High Income Portfolio         8.42%
          Limited-Term Bond Portfolio   5.53%

     The following relates to Money Market Portfolio. There are two methods by which Money Market Portfolio's yield for a specified time is calculated. The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. The net asset value of this share will be $1.00 except under extraordinary circumstances. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period which will include all dividends accrued; however, capital changes are excluded from the calculation, i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation. However, so that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as certain realized gains and losses and, under unusual circumstances, unrealized gains and losses (see "Purchases and Redemptions"), will be taken into account in the calculation of dividends actually declared. Instead, the dividends used in the yield calculation will be those which would have been declared if the capital changes had not affected the dividends.

     This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00 as discussed above) and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period with the resulting current yield figure carried to at least the nearest hundredth of one percent.

     The second method results in a figure referred to as the "effective yield." This represents an annualization of the current yield with dividends reinvested daily. Effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result and rounding the result to the nearest hundredth of one percent according to the following formula:

                                                 365/7
     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)]      -1

     The Money Market Portfolio's current yield as calculated above for the seven days ended June 30, 1997, the date of the most recent balance sheet included in this SAI, was 5.05% and its effective yield calculated for the same period was 5.09%.

Performance Rankings

     The following relates to each of the Portfolios. From time to time, advertisements and information furnished to present or prospective Policyholders may include performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. A Portfolio's performance may also be compared to that of other selected mutual funds or recognized market indicators such as the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. Performance information may be quoted numerically or presented in a table, graph or other illustration.

General

     Change in yields primarily reflect different interest rates received by a Portfolio as its portfolio securities change. Yield is also affected by portfolio quality, portfolio maturity, type of securities held and operating expense ratio.

     All performance information included in advertisements or sales material is historical in nature and is not intended to represent or guarantee future results. The value of a Portfolio's shares when redeemed may be more or less than their original cost.

                         GOALS AND INVESTMENT POLICIES

     The following information supplements the disclosure in the Prospectus concerning the goals and investment policies of each Portfolio. Unless otherwise specified, this information pertains to each of the Portfolios. The investment policies described are not fundamental and thus may be changed by the Directors of the Fund without a vote of shareholders, unless otherwise stated.

Money Market Portfolio

     Money Market Portfolio may invest in the money market obligations and instruments listed below. Under Rule 2a-7 ("Rule 2a-7") of the Investment Company Act of 1940, as amended (the "1940 Act"), investments are limited to those that are U.S. dollar denominated and that are rated in one of the two highest rating categories by the requisite nationally recognized statistical rating organization(s) ("NRSRO(s)"), as defined in Rule 2a-7, or are comparable unrated securities. See Appendix A to the Prospectus for a description of some of these ratings. In addition, Rule 2a-7 limits investments in securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities")) to no more than 5% of the Portfolio's assets. Investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities are limited to no more than 5% of the Portfolio's assets, with investments in such securities of any one issuer (except U.S. Government Securities) being limited to the greater of one percent of the Portfolio's assets or $1,000,000. Under Rule 2a-7, the Portfolio may only invest in securities with a remaining maturity of not more than 397 calendar days, as further described in the Rule.

     (1)  U.S. Government Securities:  See "U.S. Government Securities."

     (2) Bank obligations and instruments secured thereby: Subject to the limitations described above, time deposits, certificates of deposit, bankers' acceptances and other bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including obligations issued by foreign branches of these banks) or obligations issued by a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation. A "bank" includes commercial banks and savings and loan associations. Time deposits are monies kept on deposit with U.S. banks or other U.S. financial institutions for a stated period of time at a fixed rate of interest. At present, bank time deposits are not considered by the Board of Directors or Waddell & Reed Investment Management Company (the "Manager"), to be readily marketable. There may be penalties for the early withdrawal of such time deposits, in which case, the yield of these investments will be reduced.

     (3)  Commercial Paper Obligations Including Variable Amount Master Demand
Notes: Commercial paper rated as described above. See Appendix A to the Prospectus for a description of some of these ratings. A variable amount master demand note represents a borrowing arrangement under a letter agreement between a commercial paper issuer and an institutional lender.

     (4) Corporate Debt Obligations: Corporate debt obligations if they are rated as described above. See Appendix A to the Prospectus for a description of some of these bond ratings.

     (5) Canadian Government Obligations: Obligations of, or obligations guaranteed by, the Government of Canada, a Province of Canada or any agency, instrumentality or political subdivision of that Government or any Province. The Portfolio will not invest in Canadian Government obligations if more than 10% of the value of its total assets would then be so invested, subject to the diversification requirements applicable to the Money Market Portfolio.

     (6) Certain Other Obligations: Obligations other than those listed in (1) through (5) (such as municipal obligations) above only if any such other obligation is guaranteed as to principal and interest by either a bank or a corporation whose securities the Portfolio is eligible to hold under the Rule.

     The value of the obligations and instruments in which the Portfolio invests will fluctuate depending in large part on changes in prevailing interest rates. If these rates go up after the Portfolio buys an obligation or instrument, its value may go down; if these rates go down, its value may go up. Changes in interest rates will be more quickly reflected in the yield of a portfolio of short-term obligations than in the yield of a portfolio of long-term obligations.

High Income Portfolio

     High Income Portfolio may invest in certain high-yield, high-risk, non-investment grade debt securities (commonly referred to as "junk bonds"). As discussed in the Prospectus, the market for such securities may differ from that for investment grade debt securities. See the Prospectus for a discussion of the risks associated with non-investment grade debt securities.

Asset Strategy Portfolio

     Asset Strategy Portfolio allocates its assets among the following classes, or types, of investments:

     The short-term class includes all types of domestic and foreign securities and money market instruments with remaining maturities of three years or less. The Manager will seek to maximize total return within the short-term asset class by taking advantage of yield differentials between different instruments, issuers, and currencies. Short-term instruments may include corporate debt securities, such as commercial paper and notes; U.S. Government Securities or securities issued by foreign governments or their agencies or instrumentalities; bank deposits and other financial institution obligations; repurchase agreements involving any type of security; and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.

     The bond class includes all varieties of domestic and foreign fixed-income securities with maturities greater than three years. The Manager seeks to maximize total return within the bond class by adjusting the Portfolio's investments in securities with different credit qualities, maturities, and coupon or dividend rates, and by seeking to take advantage of yield differentials between securities. Securities in this class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. As with the short-term class, these securities may be denominated in U.S. dollars or foreign currency. The Portfolio may also invest in lower-quality, high-yield debt securities. The Portfolio may not invest more than 35% of its total assets in these securities.

     The stock class includes domestic and foreign equity securities of all types (other than adjustable-rate preferred stocks, which are included in the bond class). The Manager seeks to maximize total return within this asset class by actively allocating assets to industry sectors expected to benefit from major trends, and to individual stocks that the Manager believes to have superior growth potential. Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

     The Manager intends to take advantage of yield differentials by considering the purchase or sale of instruments when differentials on spreads between various grades and maturities of such instruments approach extreme levels relative to long-term norms.

     In making asset allocation decisions, the Manager typically evaluates projections of risk, market conditions, economic conditions, volatility, yields, and returns.

Science and Technology Portfolio

     As described in the Prospectus, the portfolio of Science and Technology Portfolio emphasizes science and technology securities. Science and technology securities are securities of companies whose products, processes or services, in the opinion of the Manager, are being or are expected to be significantly benefited by the utilization or commercial application of scientific or technological discoveries or developments in such areas as aerospace, communications and electronic equipment, computer systems, computer software and services, electronics, electronic media, business machines, office equipment and supplies, biotechnology, medical and hospital supplies and services, medical devices and drugs.

Securities - General

     The main types of securities in which the Portfolios may invest include common stock, preferred stock, debt securities and convertible securities, as described in the Prospectus. These securities may include the following securities from time to time.

     Each of the Portfolios (other than Money Market Portfolio) may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

     The Portfolios (other than Money Market Portfolio) may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the "call price" that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, convertible preferred stock is less volatile than the related common stock of the issuer.

Specific Securities and Investment Practices

  U.S. Government Securities

     U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Fannie Mae (formerly, the Federal National Mortgage Association), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("Ginnie Mae"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Farm Credit Banks, Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

     U.S. Government Securities may include mortgage-backed securities issued by U.S. Government agencies or instrumentalities including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See "Mortgage-Backed Securities" and "Asset-Backed Securities." Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

  Zero Coupon Bonds

     A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

     A Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.

  Mortgage-Backed Securities

     Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as "CMOs." The U.S. Government mortgage-backed securities in which the Portfolios may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie Mae, Fannie Mae or Freddie Mac. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

     The Portfolios may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and a Portfolio may invest in them if the Manager determines they are consistent with the Portfolio's goal(s) and investment policies.

  Stripped Mortgage-Backed Securities

     Stripped mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security.

  Asset-Backed Securities

     Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

  Special Characteristics of Mortgage-Backed and Asset-Backed Securities

     The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

     The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

  Variable or Floating Rate Instruments

     Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate, while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

  Bank Deposits

     Among the other debt securities in which Limited-Term Bond Portfolio may invest are deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks) of varying maturities. The Federal Deposit Insurance Corporation insures the principal of certain such deposits, currently to the extent of $100,000 per bank. Bank deposits are not marketable, and Limited-Term Bond Portfolio will invest in them only within the 10% limit mentioned below under "Illiquid Investments" unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

  Indexed Securities

     Each Portfolio may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators, subject to its operating policy regarding derivative instruments and subject, in the case of Money Market Portfolio only, to the requirements of Rule 2a-7. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. The Manager will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of Asset Strategy Portfolio's investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

  Foreign Securities and Currency

     Investments in obligations of domestic branches of foreign banks will not be considered to be foreign securities if the Manager has determined that the nature and extent of federal and state regulation and supervision of the branch in question is substantially equivalent to federal or state chartered domestic banks doing business in the same jurisdiction.

     In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American Depositary Receipts, in registered form, are dollar-denominated receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. International depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are more recently developed receipts designed to facilitate the trading of foreign issuers by U.S. and non-U.S. investors and traders.

     The Manager believes that there are investment opportunities as well as risks in investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. The Manager believes that ability to invest assets abroad might enable a Portfolio to take advantage of these differences and strengths where they are favorable.

     Further, an investment in foreign securities may be affected by changes in currency rates and in exchange control regulations (i.e., currency blockage). A Portfolio may bear a transaction charge in connection with the exchange of currency. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Most foreign stock markets have substantially less volume than the New York Stock Exchange (the "NYSE") and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries. If it should become necessary, a Portfolio would normally encounter greater difficulties in commencing a lawsuit against the issuer of a foreign security than it would against a U.S. issuer.

  Restricted Securities

     Each of the Portfolios may invest in securities that are subject to legal or contractual restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     There are risks associated with investment in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent a Portfolio from reselling the securities at a time when such sale would be desirable. Restricted securities in which a Portfolio seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. See "Illiquid Investments."

  Lending Securities

     One of the ways in which a Portfolio may try to realize income is by lending its securities. If a Portfolio does this, the borrower pays the Portfolio an amount equal to the dividends or interest on the securities that the Portfolio would have received if it had not loaned the securities. The Portfolio also receives additional compensation.

     Any securities loans that a Portfolio makes must be collateralized in accordance with applicable regulatory requirements (the "Guidelines"). Under the present Guidelines, the collateral must consist of cash or U.S. Government Securities or bank letters of credit, at least equal in value to the market value of the securities loaned on each day that the loan is outstanding. If the market value of the loaned securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities loaned. If the market value of the securities decreases, the borrower is entitled to return of the excess collateral.

     There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Portfolio to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government Securities used as collateral. Part of the interest received in either case may be shared with the borrower.

     The letters of credit that a Portfolio may accept as collateral are agreements by banks (other than the borrowers of the Portfolio's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Portfolio, while the letter is in effect, amounts demanded by the Portfolio if the demand meets the terms of the letter. The Portfolio's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Portfolio's custodian bank) must be satisfactory to the Portfolio.

     Under a Portfolio's current securities lending procedures, the Portfolio may lend securities only to broker-dealers and financial institutions deemed creditworthy by the Manager. The Portfolios will make loans only under rules of the NYSE, which presently require the borrower to give the securities back to the Portfolio within five business days after the Portfolio gives notice to do so. If a Portfolio loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. A Portfolio may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

     There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower fail financially.

     Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. These requirements do not cover the present rules, which may be changed without shareholder vote, as to: (i) whom securities may be loaned; (ii) the investment of cash collateral; or (iii) voting rights.

  Repurchase Agreements

     Each of the Portfolios may purchase securities subject to repurchase agreements, subject to its limitation on investment in illiquid investments.
See "Illiquid Investments." A repurchase agreement is an instrument under which a Portfolio purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

     The majority of repurchase agreements in which a Portfolio would engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that a Portfolio may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Portfolio. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest. A Portfolio's repurchase agreements can be considered as collateralized loans (such agreements being defined as loans under and for the purpose of the 1940 Act) and will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Portfolio's custodian bank or by a third party that qualifies as a custodian under section 17(f) of the 1940 Act, is and, during the entire term of the agreement, remains at least equal to the value of the loan, including the accrued interest earned thereon. A Portfolio's repurchase agreements are entered into only with those entities approved on the basis of criteria established by the Fund's Board of Directors.

  Loans and Other Direct Debt Instruments

     Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Asset Strategy Portfolio's investments in direct debt instruments are subject to its policies regarding the quality of debt securities.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If Asset Strategy Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and principal when due.

     Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Portfolio relies on the Manager's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

     A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Portfolio were determined to be subject to the claims of the agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

     Investments in direct debt instruments may entail less legal protection for the Portfolio. Direct indebtedness purchased by the Portfolio may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Portfolio to pay additional cash on demand. These commitments may have the effect of requiring the Portfolio to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. The Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments. Other types of direct debt instruments, such as loans through direct assignment of a financial institution's interest with respect to a loan, may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

     For purposes of the limitations on the amount of total assets that Asset Strategy Portfolio will invest in any one issuer or in issuers within the same industry, the Portfolio generally will treat the borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, Securities and Exchange Commission ("SEC") interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

  Warrants and Rights

     Each Portfolio (other than Money Market Portfolio, Limited-Term Bond Portfolio and Bond Portfolio) may invest in warrants and rights. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to a sharp decline in value than the underlying security might be. They are also generally less liquid than an investment in the underlying shares.

  When-Issued and Delayed-Delivery Transactions

     Each Portfolio may purchase securities on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. Delivery may take place a month or more after the date of the transaction. The purchase or sale price is fixed on the transaction date. A Portfolio will enter into when-issued or delayed-delivery transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. The securities so purchased by a Portfolio are subject to market fluctuation. The value of when-issued or delayed-delivery securities may be less or more when delivered than the purchase price paid or received. Typically, no interest accrues to a Portfolio until delivery and payment are completed. When a Portfolio makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its net asset value per share. The securities sold by a Portfolio on a delayed-delivery basis are also subject to market fluctuation. Therefore, their value when a Portfolio delivers them may be more than the purchase price the Portfolio receives. When a Portfolio makes a commitment to sell securities on a delayed basis, it will record the transaction and thereafter value the securities at the sales price in determining the Portfolio's net asset value per share.

     Ordinarily, a Portfolio purchases securities on a when-issued or delayed-delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered and before it has paid for them (the "settlement date"), a Portfolio may sell the securities for investment reasons. The Portfolio will segregate cash or high-quality debt obligations at least equal in value to the amount it will have to pay on the settlement date; these segregated securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities.

  Illiquid Investments

     A Portfolio (other than Asset Strategy Portfolio) may not invest more than 10% of its net assets in illiquid investments. Asset Strategy Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid investments. Investments currently considered to be illiquid include: (i) repurchase agreements not terminable within seven days;
(ii) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; (iii) securities for which market quotations are not readily available; (iv) restricted securities not determined to be liquid pursuant to guidelines established by or under the direction of the Fund's Board of Directors; (v) over-the-counter ("OTC") options and their underlying collateral; (vi) securities involved in swap, cap, collar and floor transactions; (vii) non-government stripped fixed-rate mortgage-backed securities; and (viii) direct debt instruments. Illiquid investments do not include any obligations payable at principal amount plus accrued interest on demand or within seven days after demand. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  Securities of Other Investment Companies

     International Portfolio, Small Cap Portfolio, Balanced Portfolio and Science and Technology Portfolio may buy shares of investment companies that do not redeem their shares if it does it in a regular transaction in the open market and then does not have more than 10% of its total assets in these shares; however, these Portfolios do not have any current intent to invest more than 5% of their respective assets in such securities in the foreseeable future. These Portfolios may also buy these shares as part of a merger or consolidation.

     Asset Strategy Portfolio does not currently intend to (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid and if, as a result of such purchase, the Portfolio does not have more than 10% of its total assets invested in such securities, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Options, Futures Contracts and Other Strategies

     General. As discussed in the Prospectus, the Manager may use certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward currency contracts, swaps, caps, collars, floors and indexed securities (collectively, "Financial Instruments") to attempt to enhance a Portfolio's income or yield or to attempt to hedge a Portfolio's investments. Generally, a Portfolio may purchase and sell any type of Financial Instrument. However, as an operating policy, a Portfolio will only purchase or sell a Financial Instrument if the Portfolio is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured or, with respect to foreign currency derivatives, if the Portfolio is authorized to invest in foreign securities.

     Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Portfolio's portfolio. Thus, in a short hedge, a Portfolio takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

     Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Portfolio intends to acquire. Thus, in a long hedge, a Portfolio takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a Portfolio does not own a corresponding security and, therefore, the transaction does not relate to a security the Portfolio owns. Rather, it relates to a security that the Portfolio intends to acquire. If a Portfolio does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Portfolio's portfolio is the same as if the transaction were entered into for speculative purposes.

     Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Portfolio owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a Portfolio has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

     The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges on which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, a Portfolio's ability to use Financial Instruments will be limited by tax considerations. See "Taxes."

     In addition to the Financial Instruments, strategies and risks described below and in the Prospectus, the Manager expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Manager develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Manager may utilize these opportunities to the extent that they are consistent with a Portfolio's goal(s) and permitted by a Portfolio's investment limitations and applicable regulatory authorities. The Portfolios' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

     Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

     (1) Successful use of most Financial Instruments depends upon the Manager's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not attempted to hedge at all.

     (4) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Portfolio were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Portfolio sell a portfolio security at a disadvantageous time. A Portfolio's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position.
Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Portfolio.

     Cover. Transactions using Financial Instruments, other than purchased options, expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to cover or accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

     Options. The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Portfolio to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Portfolio would expect to suffer a loss.

     Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid Investments."

     Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security or currency at more than its market value.
If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid Investments."

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

     A Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Portfolio may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Portfolio may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Portfolio to realize profits or limit losses on an option position prior to its exercise or expiration.

     A type of put that a Portfolio may purchase is an "optional delivery standby commitment," which is entered into by parties selling debt securities to a Portfolio. An optional delivery standby commitment gives a Portfolio the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

     Risks of Options on Securities. A Portfolio may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Portfolio and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Portfolio purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction.

     A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

     If a Portfolio were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     Options on Indices. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.
The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

     Risks of Options on Indices. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

     Even if a Portfolio could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Portfolio as the call writer will not learn that the Portfolio has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

     If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

     OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Portfolio great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     Generally, OTC foreign currency options used by a Portfolio are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

     Futures Contracts and Options on Futures Contracts. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

     In addition, futures strategies can be used to manage the average duration of a Portfolio's fixed-income portfolio. If the Manager wishes to shorten the average duration of a Portfolio's fixed-income portfolio, the Portfolio may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the Manager wishes to lengthen the average duration of a Portfolio's fixed-income portfolio, the Portfolio may buy a debt futures contract or a call option thereon, or sell a put option thereon.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. When a Portfolio purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Portfolio purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board or trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at any particular time. In such event, it may not be possible to close a futures contract or options position.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Portfolio were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

     Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the Manager may still not result in a successful transaction. The Manager may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

     Index Futures. The risk of imperfect correlation between movements in the price of an index future and movements in the price of the securities that are the subject of the hedge increases as the composition of a Portfolio's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a Portfolio may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a Portfolio has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, a Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

     Where index futures are purchased to hedge against a possible increase in the price of securities before a Portfolio is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

     To the extent that a Portfolio enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Portfolio's assets that are at risk in futures contracts, options on futures contracts and currency options.

     Foreign Currency Hedging Strategies--Special Considerations. Each Portfolio (other than Money Market Portfolio and Limited-Term Bond Portfolio) may use options and futures contracts on foreign currencies, as described above, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Portfolio's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     Each of these Portfolios might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Portfolio may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which the Manager believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

     The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Portfolio could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

     Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Forward Currency Contracts. Each Portfolio (other than Money Market Portfolio and Limited-Term Bond Portfolio) may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     Such transactions may serve as long hedges; for example, a Portfolio may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Portfolio may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

     Each of these Portfolios may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward currency contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. Each of these Portfolios could also hedge the position by selling another currency expected to perform similarly to the pound sterling, for example, by entering into a forward currency contract to sell Deutsche Marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Each of these Portfolios also may use forward currency contracts to attempt to enhance income or yield. A Portfolio could use forward currency contracts to increase its exposure to foreign currencies that the Manager believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if a Portfolio owned securities denominated in a foreign currency and the Manager believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

     The cost to a Portfolio of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Portfolio enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Portfolio will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Portfolio might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of a Portfolio will be served.

     Combined Positions. A Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Turnover. A Portfolio's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Portfolio, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Portfolio has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Portfolio may also cause the sale of related investments, also increasing turnover; although such exercise is within a Portfolio's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

     Swaps, Caps, Collars and Floors. Swap agreements, including caps, collars and floors, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Portfolio's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates, or other factors such as security prices or inflation rates.

     Swap agreements will tend to shift a Portfolio's investment exposure from one type of investment to another. For example, if a Portfolio agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

     The creditworthiness of firms with which a Portfolio enters into swaps, caps, collars or floors will be monitored by the Manager in accordance with procedures adopted by the Fund's Board of Directors. If a default occurs by the other party to such transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Portfolio's custodian that satisfies the requirements of the 1940 Act. Each Portfolio will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Portfolio. The Manager and the Portfolios believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio's borrowing restrictions.

Investment Restrictions

     The following investment restrictions are fundamental policies of each Portfolio, other than Asset Strategy Portfolio, and may not be changed without shareholder approval. A Portfolio (other than Asset Strategy Portfolio) may not:

    (i) Issue senior securities (except that each Portfolio may borrow money as described below);

   (ii) Purchase or sell physical commodities; however, this policy shall not prevent a Portfolio other than Money Market Portfolio from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments;

  (iii) Buy real estate or any nonliquid interests in real estate investment trusts;

   (iv) Make loans, except loans of portfolio securities, and a Portfolio may buy debt securities and other obligations consistent with its goal(s) and its other investment policies and restrictions;

    (v) Invest for the purpose of exercising control or management of other companies;

   (vi) Sell securities short (unless, for a Portfolio other than Money Market Portfolio, it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that, for a Portfolio other than Money Market Portfolio,
         (1) this policy does not prevent the Portfolio from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments, (2) the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and (3) the Portfolio may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments;

  (vii) Engage in the underwriting of securities, except insofar as it may be deemed an underwriter in selling shares of a Portfolio and except as it may be deemed such in the sale of restricted securities;

 (viii) Except for Small Cap Portfolio (see "Borrowing"), borrow money except from banks as a temporary measure or for extraordinary or emergency purposes and not for investment purposes, and only up to 5% of the value of a Portfolio's total assets; or

   (ix) With respect to 75% of its total assets, purchase securities of any one issuer (other than cash items and "Government securities" as defined in the 1940 Act), if immediately after and as a result of such purchase,
         (a) the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets, or
         (b) the Portfolio owns more than 10% of the outstanding voting securities of such issuer; or buy a security if more than 25% of its assets would then be invested in securities of companies in any one industry (U.S. Government securities are not included in this restriction); provided, however, that Science and Technology Portfolio may invest more than 25% of its assets in securities of companies in the science and technology industries.

     As additional fundamental policies of Money Market Portfolio that may not be changed without shareholder approval, Money Market Portfolio may not:

    (i)  Engage in arbitrage transactions; or

   (ii) Pledge, mortgage or hypothecate assets as security for indebtedness except to secure permitted borrowings.

     The following are fundamental policies of Asset Strategy Portfolio and may not be changed without shareholder approval. Asset Strategy Portfolio may not:

     (i) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of such issuer;

    (ii) issue bonds or any other class of securities preferred over shares of the Portfolio in respect of the Portfolio's assets or earnings, provided that the Portfolio may issue additional classes of shares in accordance with the Fund's Articles of Incorporation;

   (iii) sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent the Portfolio from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments, (2) the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and (3) the Portfolio may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments;

    (iv) borrow money, except that the Portfolio may borrow money for emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the Portfolio's total assets by reason of a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. For purposes of this limitation, "three days" means three days, exclusive of Sundays and holidays;

     (v) underwrite securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

    (vi) purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;

   (vii) invest in real estate limited partnerships or purchase or sell real estate unless acquired as a result of ownership of securities (but this shall not prevent the Portfolio from purchasing and selling securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent the Portfolio from purchasing interests in pools of real estate mortgage loans);

  (viii) purchase or sell physical commodities, except that the Portfolio may purchase and sell precious metals for temporary, defensive purposes; however, this policy shall not prevent the Portfolio from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments; or

    (ix) make loans, except (a) by lending portfolio securities provided that no securities loan will be made if, as a result thereof, more than 10% of the Portfolio's total assets (taken at current value) would be lent to another party; (b) through the purchase of debt securities and other obligations consistent with its goal and other investment policies and restrictions; and (c) by engaging in repurchase agreements with respect to portfolio securities.

     In addition to the fundamental policies described above, the Portfolios indicated below have adopted the following investment policies which, unlike the fundamental policies, may be changed without shareholder approval:

     (i) A Portfolio (other than Asset Strategy Portfolio) may not buy shares of other investment companies that redeem their shares. Certain Portfolios may buy shares of other investment companies which do not redeem their shares as described in the Prospectus and the SAI;

    (ii) A Portfolio may not participate on a joint, or a joint and several, basis in any trading account in any securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Portfolio securities with any other Portfolio or with other advisory accounts of the Manager or any of its affiliates to reduce brokerage commissions or otherwise to achieve best execution);

   (iii) Asset Strategy Portfolio does not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments. This limitation does not apply to purchases of debt securities or to repurchase agreements;

    (iv) Asset Strategy Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

Portfolio Turnover

     A Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A Portfolio's turnover rate may vary greatly from year to year as well as within a particular year.

     The portfolio turnover rates for the fiscal years ended December 31, 1996 and December 31, 1995 for each of the Portfolios then in existence were as follows:

                                   1996           1995
                                   ----           ----

Money Market Portfolio              0.00%          0.00%
Bond Portfolio                     64.02          71.17
High Income Portfolio              58.91          41.78
Growth Portfolio                  243.00         245.80
Income Portfolio                   22.95          15.00
International Portfolio            75.01          34.93
Small Cap Portfolio               133.77          43.27
Balanced Portfolio                 44.23          62.87
Limited-Term Bond Portfolio        15.81          18.16
Asset Strategy Portfolio           49.92         149.17

     Asset Strategy Portfolio began operations in 1995.

     Science and Technology Portfolio began operations in 1997. Science and Technology Portfolio cannot precisely predict what its portfolio turnover rate will be, but it is anticipated that, under normal conditions, the annual turnover rate will not exceed 200%.

     The increase in turnover rate for Small Cap Portfolio was due to a change in the Portfolio manager. The high portfolio turnover rate for Growth Portfolio was due to the active management of the portfolio and the volatility of the stock market during this period. A high turnover rate will increase transaction costs and commission costs that will be borne by the Fund and may generate taxable income or loss. Because short-term securities are generally excluded from computation of the turnover rate, a rate is not computed for Money Market Portfolio.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

The Management Agreement

     The Fund has an Investment Management Agreement (the "Management Agreement") with Waddell & Reed, Inc. On January 8, 1992, subject to the authority of the Fund's Board of Directors, Waddell & Reed, Inc. assigned the Management Agreement and all related investment management duties (and related professional staff) to the Manager, a wholly-owned subsidiary of Waddell & Reed, Inc. Under the Management Agreement, the Manager is employed to supervise the investments of each Portfolio and provide investment advice to each Portfolio. The address of the Manager and Waddell & Reed, Inc. is 6300 Lamar Avenue, P. O. Box 29217, Shawnee Mission, Kansas 66201-9217. Waddell & Reed, Inc. is the Fund's distributor and underwriter.

     The Management Agreement permits Waddell & Reed, Inc. or an affiliate of Waddell & Reed, Inc. to enter into a separate agreement for accounting services ("Accounting Services Agreement") with the Fund. The Management Agreement contains detailed provisions as to the matters to be considered by the Fund's Directors prior to approving any Accounting Services Agreement.

Torchmark Corporation and United Investors Management Company

     The Manager is a wholly-owned subsidiary of Waddell & Reed, Inc. Waddell & Reed, Inc. is a wholly-owned subsidiary of Waddell & Reed Financial Services, Inc., a holding company. Waddell & Reed Financial Services, Inc. is a wholly-owned subsidiary of United Investors Management Company which in turn is a wholly-owned subsidiary of Torchmark Corporation. Torchmark Corporation is a publicly-held company. The address of Torchmark Corporation and United Investors Management Company is 2001 Third Avenue South, Birmingham, Alabama 35233.

     Waddell & Reed, Inc. and its predecessors served as investment manager to the Fund and to each of the registered investment companies in the United Group of Mutual Funds, except United Asset Strategy Fund, Inc., since 1940 or the company's inception date, whichever was later, until January 8, 1992, when it assigned its duties as investment manager for these funds (and the related professional staff) to the Manager. The Manager has also served as investment manager for Waddell & Reed Funds, Inc. since its inception in September 1992 and United Asset Strategy Fund, Inc. since it began operations in March 1995. Waddell & Reed, Inc. serves as distributor for insurance products for which the Fund is the underlying investment vehicle and as underwriter for the investment companies in the United Group of Mutual Funds and Waddell & Reed Funds, Inc.

Accounting Services

     Under the Accounting Services Agreement entered into between the Fund and Waddell & Reed Services Company (the "Agent"), a subsidiary of Waddell & Reed, Inc., the Agent provides the Fund with bookkeeping and accounting services and assistance including maintenance of the Fund's records, pricing of the Portfolios' shares, and preparation of prospectuses, proxy statements and certain reports. A new Accounting Services Agreement, or amendments to an existing one, may be approved by the Fund's Board of Directors without shareholder approval.

Payments by the Fund for Management and Accounting Services

     Under the Management Agreement, for the Manager's management services, the Fund pays the Manager a fee as described in the Prospectus. Prior to the above-described assignment from Waddell & Reed, Inc. to the Manager, all fees were paid to Waddell & Reed, Inc. The management fees paid to the investment manager, during the last three fiscal years for each Portfolio then in existence were as follows:

                                    Periods ended December 31,
                                  ----------------------------
                                      1996      1995      1994
                                      ----      ----      ----

Bond Portfolio                  $  469,708$  440,716$  424,370
High Income Portfolio              590,009   527,940   494,237
Growth Portfolio                 3,238,802 2,425,494 1,813,171
Money Market Portfolio             181,734   147,383   116,644
Income Portfolio                 2,772,236 1,979,061 1,374,533
International Portfolio*           513,923   321,777    63,291
Small Cap Portfolio*               689,578   302,739    36,355
Balanced Portfolio*                194,884    96,718    15,489
Limited-Term Bond Portfolio*        18,112    12,948     4,712
Asset Strategy Portfolio**          59,397    10,993

    *Began operations April 29, 1994.
   **Began operations May 1, 1995.
     Science and Technology Portfolio began operations April 4, 1997.

     The Fund accrues and pays this fee daily.

     Under the Accounting Services Agreement, the Fund pays Waddell & Reed Services Company a fee for accounting services as described in the Prospectus. Fees paid to the Agent for the last three fiscal years for each Portfolio then in existence were as follows:

                                    Periods ended December 31,
                                  ----------------------------
                                      1996      1995      1994
                                      ----      ----      ----

Bond Portfolio                     $30,000   $30,000   $30,000
High Income Portfolio               30,000    30,000    30,000
Growth Portfolio                    60,000    55,000    50,000
Money Market Portfolio              20,000    20,000    10,833
Income Portfolio                    59,167    50,000    44,167
International Portfolio*            30,000    20,000     3,333
Small Cap Portfolio*                30,000    19,167     1,667
Balanced Portfolio*                 19,167     9,167       ---
Limited-Term Bond Portfolio*           ---       ---       ---
Asset Strategy Portfolio**             ---       ---

    *Began operations April 29, 1994.
   **Began operations May 1, 1995.
     Science and Technology Portfolio began operations April 4, 1997.

     Since the Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, the Manager and Waddell & Reed Services Company, respectively, pay all of their own expenses in providing these services. Waddell & Reed, Inc. and affiliates pay the Fund's Directors and officers who are affiliated with the Manager and Waddell & Reed, Inc. The Fund pays the fees and expenses of the Fund's other Directors. The Fund pays all of its other expenses. These include the costs of printing and mailing materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, fees payable under securities laws and to the Investment Company Institute, cost of processing and maintaining shareholder records, cost of systems or services used to price Portfolio securities and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Custodial and Auditing Services

     The Custodian for each Portfolio is UMB Bank, n.a., Kansas City, Missouri. In general, the Custodian is responsible for holding the Portfolios' cash and securities. Deloitte & Touche LLP, Kansas City, Missouri, the Fund's independent accountants, audits the Fund's annual financial statements.

                                NET ASSET VALUE

     The net asset value of one of the shares of a Portfolio is the value of the Portfolio's assets, less liabilities, divided by the total number of shares outstanding. For example, if on a particular day a Portfolio owned securities worth $100 and held cash of $15, the total value of the assets would be $115.
If it had a liability of $5, the net asset value would be $110 ($115 minus $5). If it had 11 shares outstanding, the net asset value of one share would be $10 ($110 divided by 11).

     The net asset value per share of each Portfolio is computed on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or future held by a Portfolio is traded. The NYSE ordinarily closes at 4:00 p.m. Eastern time. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The net asset value will change every business day, since the value of the assets and the number of shares outstanding change every business day.

     Under Rule 2a-7, Money Market Portfolio uses the "amortized cost method" for valuing its portfolio securities provided it meets certain conditions. As a general matter, the primary conditions imposed under Rule 2a-7 relating to the Portfolio's investments are that the Portfolio must: (i) not maintain a dollar-weighted average portfolio maturity in excess of 90 days; (ii) limit its investments, including repurchase agreements, to those instruments which are U.S. dollar denominated and which the Fund's Board of Directors determines present minimal credit risks and which are rated in one of the two highest rating categories by the requisite NRSRO(s), as defined in Rule 2a-7; or, in the case of any instrument that is not rated, of comparable quality as determined under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors; (iii) limit its investments in the securities of any one issuer (except U.S. Government Securities) to no more than 5% of its assets; (iv) limit its investments in securities rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities to no more than 5% of its assets; (v) limit its investments in the securities of any one issuer which are rated in the second highest rating category by the requisite NRSRO(s) or comparable unrated securities to the greater of 1% of its assets or $1,000,000; and (vi) limit its investments to securities with a remaining maturity of not more than 397 days. Rule 2a-7 sets forth the method by which the maturity of a security is determined. The amortized cost method involves valuing an instrument at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

     While the amortized cost method provides some degree of certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Portfolio's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio's shares would be able to obtain a somewhat higher yield than would result from investment in such a fund, and existing investors in the Portfolio's shares would receive less investment income. The converse would apply in a period of rising interest rates.

     Under Rule 2a-7, the Fund's Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures must include review of the portfolio holdings by the Board at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Portfolio's net asset value calculated by using available market quotations (see below) deviates from the per share value based on amortized cost.

     For the purpose of determining whether there is any deviation between the value of the Portfolio based on amortized cost and that determined on the basis of available market quotations, if there are readily available market quotations, investments are valued at the mean between the bid and asked prices. If such market quotations are not available, the investments will be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors, including being valued at prices based on market quotations for investments of similar type, yield and duration.

     Under Rule 2a-7, if the extent of any deviation between the net asset value per share based upon available market quotations and the net asset value per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations.

     The portfolio securities of the Portfolios (other than Money Market Portfolio) that are listed or traded on U.S. or foreign stock exchanges are valued at the last sales price on that day or, lacking any sales on such day, at the mean of the last bid and asked prices available. In cases where securities or other instruments are traded on more than one exchange, such securities or other instruments generally are valued on the exchange designated by the Manager (under procedures established by and under the general supervision and responsibility of the Board of Directors) as the primary market. Securities traded in the OTC market and included in the Nasdaq (National Association of Securities Dealers Automated Quotations system) are valued at the last available sale price on Nasdaq prior to the time of valuation; other OTC securities and instruments are valued at the mean of the closing bid and asked prices.

     Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities held by the Portfolios (other than Money Market Portfolio) are valued at amortized cost. When market quotations for options and futures positions and non-exchange traded foreign securities held by a Portfolio are readily available, those positions and securities will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. Warrants and rights to purchase securities are valued at market value. When market quotations are not readily available, securities, options, futures and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors.

     When a Portfolio writes a call or a put option, an amount equal to the premium received is included in that Portfolio's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is "marked-to-market" to reflect the current market value of the option. If an option a Portfolio wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium that the Portfolio received. If an option written by a Portfolio expires, it has a gain in the amount of the premium; if it enters into a closing transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

     All securities and other assets quoted in foreign currency and forward currency contracts are valued weekly in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Portfolio's Custodian. Foreign currency exchange rates are generally determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events will not be reflected in a computation of the Portfolio's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors. The foreign currency exchange transactions of a Portfolio conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Under normal market conditions this rate differs from the prevailing exchange rate by an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

     Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Fund's Board of Directors. They are accounted for in the same manner as exchange-listed puts.

                             DIRECTORS AND OFFICERS

     The day-to-day affairs of the Fund are handled by outside organizations selected by the Board of Directors. The Board of Directors has responsibility for establishing broad corporate policies for the Fund and for overseeing overall performance of the selected experts. It has the benefit of advice and reports from independent counsel and independent auditors.

     The principal occupation of each Director and officer during at least the past five years is given below. Each of the persons listed through and including Mr. Wise is a member of the Fund's Board of Directors. The other persons are officers but not Board members. For purposes of this section, the term "Fund Complex" includes the Fund, each of the funds in the United Group of Mutual Funds and Waddell & Reed Funds, Inc. Each of the Fund's Directors is also a Director of each of the funds in the Fund Complex and each of the Fund's officers is also an officer of one or more of the funds in the Fund Complex.

RONALD K. RICHEY*
2001 Third Avenue South
Birmingham, Alabama  35233
     Chairman of the Board of Directors of the Fund and each of the other funds in the Fund Complex; Chairman of the Board of Directors of Waddell & Reed Financial Services, Inc., United Investors Management Company and United Investors Life Insurance Company; Chairman of the Board of Directors and Chief Executive Officer of Torchmark Corporation; Chairman of the Board of Directors of Vesta Insurance Group, Inc.; formerly, Chairman of the Board of Directors of Waddell & Reed, Inc. Father of Linda Graves, Director of the Fund and each of the other funds in the Fund Complex. Date of birth: June 16, 1926.

KEITH A. TUCKER*
     President of the Fund and each of the other funds in the Fund Complex; President, Chief Executive Officer and Director of Waddell & Reed Financial Services, Inc.; Chairman of the Board of Directors of the Manager, Waddell & Reed, Inc., Waddell & Reed Services Company, Waddell & Reed Asset Management Company and Torchmark Distributors, Inc., an affiliate of Waddell & Reed, Inc.; Vice Chairman of the Board of Directors, Chief Executive Officer and President of United Investors Management Company; Vice Chairman of the Board of Directors of Torchmark Corporation; Director of Southwestern Life Corporation; formerly, partner in Trivest, a private investment concern; formerly, Director of Atlantis Group, Inc., a diversified company. Date of birth: February 11, 1945.

HENRY L. BELLMON
Route 1
P. O. Box 26
Red Rock, Oklahoma  74651
     Rancher; Professor, Oklahoma State University; formerly, Governor of Oklahoma. Date of birth: September 3, 1921.

DODDS I. BUCHANAN
905 13th Street
Boulder, Colorado  80302
     Advisory Director, The Hand Companies, an actuarial consulting company; President, Buchanan Ranch Corporation; formerly, Professor and Chairman of Marketing, College of Business, University of Colorado. Date of birth: April 18, 1931.

JAMES M. CONCANNON
950 Docking Road
Topeka, Kansas  66615
     Dean and Professor of Law, Washburn University School of Law. Date of birth: October 2, 1947.

JOHN A. DILLINGHAM
4040 Northwest Claymont Drive
Kansas City, Missouri  64116
     Director and consultant, McDougal Construction Company; formerly Senior Vice President-Sales and Marketing, Garney Companies, Inc., a specialty utility contractor. Date of birth: January 9, 1939.

LINDA GRAVES*
1 South West Cedar Crest Road
Topeka, Kansas  66606
     First Lady of Kansas; formerly, partner, Levy and Craig, P.C., a law firm. Daughter of Ronald K. Richey, Chairman of the Board of the Fund and each of the other funds in the Fund Complex. Date of birth: July 29, 1953.

JOHN F. HAYES*
20 West 2nd Avenue
P. O. Box 2977
Hutchinson, Kansas  67504-2977
     Director of Central Bank and Trust; Director of Central Kansas Bankshares; Director of Central Properties, Inc.; Chairman, Gilliland & Hayes, P.A., a law firm; formerly, President, Gilliland & Hayes, P.A. Date of birth: December 11, 1919.

GLENDON E. JOHNSON
7300 Corporate Center Drive
P. O. Box 020270
Miami, Florida  33126-1208
     Director and Chief Executive Officer of John Alden Financial Corporation and subsidiaries. Date of birth: February 19, 1924.

WILLIAM T. MORGAN*
928 Glorietta Blvd.
Coronado, California 92118
     Retired; formerly, Chairman of the Board of Directors and President of the Fund and each fund in the Fund Complex then in existence. (Mr. Morgan retired as Chairman of the Board of Directors and President of the funds in the Fund Complex then in existence on April 30, 1993); formerly, President, Director and Chief Executive Officer of the Manager and Waddell & Reed, Inc.; formerly, Chairman of the Board of Directors of Waddell & Reed Services Company; formerly, Director of Waddell & Reed Asset Management Company, United Investors Management Company and United Investors Life Insurance Company, affiliates of Waddell & Reed, Inc. Date of birth: April 27, 1928.

WILLIAM L. ROGERS
1999 Avenue of the Stars
Los Angeles, California  90067
     Principal, Colony Capital, Inc., a real estate related investment company; formerly, partner in Trivest, a private investment concern. Date of birth:
September 8, 1946.

FRANK J. ROSS, JR.*
700 West 47th Street
Kansas City, Missouri  64112
     Partner, Polsinelli, White, Vardeman & Shalton, a law firm.  Date of birth:
April 9, 1953.

ELEANOR B. SCHWARTZ
5100 Rockhill Road
Kansas City, Missouri 64113
     Chancellor, University of Missouri-Kansas City; formerly, Interim Chancellor, University of Missouri-Kansas City. Date of birth: January 1, 1937.

FREDERICK VOGEL III
1805 West Bradley Road
Milwaukee, Wisconsin  53217
     Retired.  Date of birth:  August 7, 1935.

PAUL S. WISE
P. O. Box 5248
8648 Silver Saddle Drive
Carefree, Arizona  85377
     Director of Potash Corporation of Saskatchewan.  Date of birth:  July 16,
1920.

Robert L. Hechler
     Vice President and Principal Financial Officer of the Fund and each of the other funds in the Fund Complex; Vice President, Chief Operations Officer, Director and Treasurer of Waddell & Reed Financial Services, Inc.; Executive Vice President, Principal Financial Officer, Director and Treasurer of the Manager; President, Chief Executive Officer, Principal Financial Officer, Director and Treasurer of Waddell & Reed, Inc.; Director and Treasurer of Waddell & Reed Asset Management Company; President, Director and Treasurer of Waddell & Reed Services Company; Vice President, Treasurer and Director of Torchmark Distributors, Inc. Date of birth: November 12, 1936.

Henry J. Herrmann
     Vice President of the Fund and each of the other funds in the Fund Complex; Vice President, Chief Investment Officer and Director of Waddell & Reed Financial Services, Inc.; Director of Waddell & Reed, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director of the Manager and Waddell & Reed Asset Management Company; Senior Vice President and Chief Investment Officer of United Investors Management Company. Date of birth:
December 8, 1942.

Theodore W. Howard
     Vice President, Treasurer and Principal Accounting Officer of the Fund and each of the other funds in the Fund Complex; Vice President of Waddell & Reed Services Company. Date of birth: July 18, 1942.

Sharon K. Pappas
     Vice President, Secretary and General Counsel of the Fund and each of the other funds in the Fund Complex; Vice President, Secretary and General Counsel of Waddell & Reed Financial Services, Inc.; Senior Vice President, Secretary and General Counsel of the Manager and Waddell & Reed, Inc.; Director, Senior Vice President, Secretary and General Counsel of Waddell & Reed Services Company; Director, Secretary and General Counsel of Waddell & Reed Asset Management Company; Vice President, Secretary and General Counsel of Torchmark Distributors, Inc.; formerly, Assistant General Counsel of the Manager, Waddell & Reed Financial Services, Inc., Waddell & Reed, Inc., Waddell & Reed Asset Management Company and Waddell & Reed Services Company. Date of birth:
February 9, 1959.

Michael L. Avery
     Vice President of the Fund and three other funds in the Fund Complex; Senior Vice President of the Manager; Vice President of Waddell & Reed Asset Management Company; formerly, Vice President of Waddell & Reed, Inc. Date of birth: September 15, 1953.

Daniel P. Becker
     Vice President of the Fund; Vice President of the Manager; employee of Waddell & Reed, Inc. Date of birth: November 27, 1964.

James C. Cusser
     Vice President of the Fund and two other funds in the Fund Complex; Vice President of the Manager; formerly, Vice President of Kidder Peabody & Company. Date of birth: May 30, 1949.

Abel Garcia
     Vice President of the Fund and one other fund in the Fund Complex; Senior Vice President of the Manager; Vice President of Waddell & Reed Asset Management Company; formerly, Vice President of Waddell & Reed, Inc. Date of birth: april 28, 1949.

Thomas A. Mengel
     Vice President of the Fund and two other funds in the Fund Complex; Vice President of the Manager; formerly, President of Sal. Oppenheim jr. & Cie. Securities, Inc., Vice President of Hauck and Hope Securities, and Manager of German Equities at Berliner Bank, in Berlin, Germany. Date of birth: April 13, 1957.

Richard K. Poettgen
     Vice President of the Fund and one other fund in the Fund Complex; Vice President of the Manager; formerly, Vice President of Waddell & Reed, Inc. Date of birth: February 4, 1933.

Cynthia P. Prince-Fox
     Vice President of the Fund and two other funds in the Fund Complex; Vice President of the Manager; Vice President of Waddell & Reed Asset Management Company. Date of birth: January 11, 1959.

Louise D. Rieke
     Vice President of the Fund and two other funds in the Fund Complex; Vice President of the Manager; Vice President of Waddell & Reed Asset Management Company; formerly, Vice President of Waddell & Reed, Inc. Date of birth: April 24, 1949.

Zachary H. Shafran
     Vice President of the Fund; Vice President of the Manager.  Date of birth:
October 12, 1965.

W. Patrick Sterner
     Vice President of the Fund and one other fund in the Fund Complex; Vice President of the Manager; Vice President of Waddell & Reed Asset Management Company. Date of birth: January 11, 1949.

Carl E. Sturgeon
     Vice President of the Fund and eleven other funds in the Fund Complex; Vice President of the Manager; formerly, Vice President of Waddell & Reed, Inc. Date of birth: July 24, 1934.

Russell E. Thompson
     Vice President of the Fund and two other funds in the Fund Complex; Senior Vice President of the Manager; Vice President of Waddell and Reed Asset Management Company; formerly, Senior Vice President of Waddell & Reed, Inc. Date of birth: March 3, 1940.

Daniel J. Vrabac
     Vice President of the Fund and two other funds in the Fund Complex; Vice President of the Manager. Date of birth: July 24, 1954.

James D. Wineland
     Vice President of the Fund and two other funds in the Fund Complex; Vice President of the Manager; formerly, Vice President of Waddell & Reed, Inc. Date of birth: September 25, 1951.

     The address of each person is 6300 Lamar Avenue, P. O. Box 29217, Shawnee Mission, Kansas 66201-9217 unless a different address is given.

     As of the date of this SAI, six of the Fund's Directors may be deemed to be "interested persons," as defined in the 1940 Act, of the Manager and Waddell & Reed, Inc. The Directors who may be deemed to be "interested persons" are indicated as such by an asterisk.

     The Board has created an honorary position of Director Emeritus, which position a Director may elect after resignation from the Board provided the Director has attained the age of 75 and has served as a Director of the Funds for a total of at least five years. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but has no authority or responsibility with respect to management of the Fund. Messrs. Doyle Patterson and Jay B. Dillingham retired as Directors of the Fund and of each of the Funds in the Fund Complex effective January 1, 1997, and January 14, 1997, respectively, and each has elected a position as Director Emeritus. During the Fund's fiscal year ended December 31, 1996, Mr. Patterson received total compensation for his service as a Director of $48,000 from the Fund Complex and the Fund and aggregate compensation from the Fund of $3,595 and Mr. Dillingham received total compensation for his service as a Director of $49,000 from the Fund Complex and the Fund and aggregate compensation from the Fund of $3,673.

     As of April 1, 1996, the Fund, the Funds in the United Group of Mutual Funds and Waddell & Reed Funds, Inc. pay to each Director a total of $44,000 per year, plus $1,000 for each meeting of the Board of Directors attended plus reimbursement of expenses of attending such meeting (prior to April 1, 1996, the funds in the United Group (with the exception of United Asset Strategy Fund, Inc.), the Fund and Waddell & Reed Funds, Inc. paid to each Director a fee of $40,000 per year, plus $1,000 for each meeting of the Board of Directors attended) and $500 for each committee meeting attended which is not in conjunction with a Board of Directors meeting, other than Directors who are affiliates of Waddell & Reed, Inc. The fees are divided among the Portfolios, the funds in the United Group and the series of Waddell & Reed Funds, Inc. based on their relative net asset size. During the Fund's fiscal year ended December 31, 1996, the Fund's Directors received the following fees for service as a director:

                               COMPENSATION TABLE

                                                         Total
                         Aggregate                    Compensation
                        Compensation                   From Fund
                            From                        and Fund
Director                    Fund                        Complex*
--------                ------------                  ------------
Ronald K. Richey         $     0                       $     0
Keith A Tucker                 0                             0
Henry L. Bellmon           3,673                        49,000
Dodds I. Buchanan          3,673                        49,000
Linda Graves               3,673                        49,000
John F. Hayes              3,673                        49,000
Glendon E. Johnson         3,595                        48,000
William T. Morgan          3,673                        49,000
William L. Rogers            864                        11,000
Frank J. Ross, Jr.           864                        11,000
Eleanor B. Schwartz        3,600                        48,000
Frederick Vogel III        3,673                        49,000
Paul S. Wise               3,673                        49,000

*No pension or retirement benefits have been accrued as a part of Fund expenses.

     Messrs. Concannon and Dillingham were elected as Directors on July 24, 1997. The officers are paid by the Manager or its affiliates.

                           PURCHASES AND REDEMPTIONS

     The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their net asset value per share.
No sales charge is paid by the Participating Insurance Company for purchase of shares. Redemptions will be made at the net asset value per share of the Portfolio. Payment is generally made within seven days after receipt of a proper request to redeem. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist: (i) the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted; (ii) the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) the SEC has permitted suspension of the right of redemption of shares for the protection of the shareholders of the Fund; or
(iv) applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares. Redemptions are ordinarily made in cash but under extraordinary conditions the Fund's Board may determine that the making of cash payments is undesirable. In such case, redemption payments may be made in Portfolio securities. The redeeming shareholders would incur brokerage costs in selling such securities. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder.

     Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from a Portfolio, orderly portfolio management could be disrupted to the potential detriment of Policyowners. The Fund need not accept any purchase order and it may discontinue offering the shares of any Portfolio.

                           SHAREHOLDER COMMUNICATIONS

     Policyowners will receive from the Participating Insurance Companies financial statements of the Fund as required under the 1940 Act. Each report shows the investments owned by the Portfolio and the market values thereof and provides other information about the Fund and its operations.

                                     TAXES

General

     Shares of the Portfolios are offered only to insurance company separate accounts that fund variable life insurance or annuity contracts ("Contracts"). See the applicable Contract prospectus for a discussion of the special taxation of insurance companies with respect to such accounts and of the Contract holders.

     Each Portfolio is treated as a separate corporation for Federal income tax purposes. In order to qualify, or continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and, for each Portfolio other than Money Market Portfolio and Limited-Term Bond Portfolio, net gains from certain foreign currency transactions) ("Distribution Requirement"), and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures contracts or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options, futures contracts or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures contracts or forward contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures contracts with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities ("50% Diversification Requirement"); and (4) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer.

     Dividends and distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if they are paid by the Portfolio during the following January.

     Each Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. It is the Portfolio's policy to make sufficient distributions each year to avoid imposition of the Excise Tax. The Code permits a Portfolio to defer into the next calendar year net capital losses incurred between November 1 and the end of the current calendar year.

Income from Foreign Securities

     Dividends and interest received by a Portfolio (other than the Limited-Term Bond Portfolio) may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     Each Portfolio (other than Money Market Portfolio and Limited-Term Bond Portfolio) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (i) at least 75% of its gross income is passive or (ii) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Portfolio will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

     If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which probably would have to be distributed by the Portfolio to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed to the Portfolio by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     Pursuant to the Taxpayer Relief Act of 1997, for tax years beginning after December 31, 1997, open-end RICs, such as the Portfolios, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of such a PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

Foreign Currency Gains and Losses

     Gains or losses (i) from the disposition of foreign currencies, (ii) from the disposition of debt securities denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition, and (iii) that are attributable to fluctuations in exchange rates that occur between the time a Portfolio accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders.

Income from Options, Futures Contracts and Currencies

     The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options, futures contracts and forward contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts thereon, that are not directly related to the Portfolio's principal business of investing in securities (or options and futures contracts with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

     If a Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio intends that, when it engages in hedging transactions, they will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of each Portfolio's hedging transactions. To the extent this treatment is not available, a Portfolio may be forced to defer the closing out of certain options, futures and forward contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Portfolio to qualify or continue to qualify as a RIC.

     Any income a Portfolio earns from writing options is taxed as short-term capital gains. If a Portfolio enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by a Portfolio lapses without being exercised, the premium it receives also will be a short-term capital gain. If such an option is exercised and the Portfolio thus sells the securities subject to the option, the premium the Portfolio receives will be added to the exercise price to determine the gain or loss on the sale. A Portfolio will not write so many options that it could fail to continue to qualify as a RIC.

     Certain options and futures in which a Portfolio may invest will be "section 1256 contracts." Section 1256 contracts held by a Portfolio at the end of its taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Portfolio has made an election not to have the following rules apply, are "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of section 1256 contracts, are treated as long-term capital gain or loss, and the balance is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax and for other purposes. A Portfolio may need to distribute any such gains to its shareholders to satisfy the Distribution Requirement and/or avoid imposition of the Excise Tax even though it may not have closed the transactions and received cash to pay the distributions.

     Code section 1092 (dealing with straddles) may also affect the taxation of options and futures contracts in which a Portfolio may invest. That section defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property.
Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, that apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to a Portfolio are not entirely clear.

Zero Coupon and Payment-in-Kind Securities

     As the holder of zero coupon or other securities issued with original issue discount ("OID"), a Portfolio must include in its income the OID that accrues on the securities during the taxable year, even if the Portfolio receives no corresponding payment on the securities during the year. Similarly, a Portfolio must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because each Portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, in order to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, a Portfolio may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Portfolio's ability to sell other securities, or certain options, futures contracts, forward contracts or foreign currency positions, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

                          DIVIDENDS AND DISTRIBUTIONS

     It is the Fund's intention to distribute substantially all the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio, other than Money Market Portfolio, will consist of all payments of dividends or interest received by such Portfolio less the estimated expenses of such Portfolio. Money Market Portfolio's net investment income for dividend purposes consists of all interest income accrued on the Portfolio, plus or minus realized gains or losses on portfolio securities, less the Portfolio's expenses.

     Dividends on Money Market Portfolio are declared and reinvested daily in additional full and fractional shares. Dividends from investment income of Growth Portfolio, Bond Portfolio, High Income Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio will usually be declared, paid and reinvested annually in December in additional full and fractional shares of that Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and on shares the day they are redeemed. Under the amortized cost procedures which pertain to Money Market Portfolio in certain circumstances dividends of Money Market Portfolio might be eliminated or reduced.

     All net realized long-term or short-term capital gains of the Portfolios, if any, other than short-term capital gains of Money Market Portfolio, are declared and distributed annually in December to the shareholders of the Portfolios to which such gains are attributable.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     One of the duties undertaken by the Manager in the Management Agreement is the purchase and sale of securities for the Portfolios. Purchases and sales of securities for the Money Market Portfolio and of securities for the other Portfolios, other than those for which an exchange is the primary market, are generally done with underwriters, dealers acting as principals ("dealers") or directly with issuers. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked prices. If the execution and price offered by more than one dealer are equal, the order may be allocated to a dealer which has provided research advice, quotations on portfolio securities or other services. Brokerage commissions are paid on such transactions only if it appears likely that a better price or execution can be obtained.

     To effect the portfolio transactions of each Portfolio in securities traded on an exchange, the Manager is authorized to engage broker-dealers ("brokers") which, in its best judgment based on all relevant factors, will implement the policy of the Portfolio to achieve "best execution" (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Portfolio. Subject to review by the Board of Directors, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others ("brokerage services") considered by the Manager to be useful or desirable for its investment management of the Portfolio and/or the other funds and accounts over which the Manager or its affiliates has investment discretion.

     Brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (i) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers, (ii) furnishing analyses and reports, or (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). "Investment discretion" is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

     The commissions paid to brokers that provide such brokerage services may be higher than another qualified broker would charge if a good faith determination is made by the Manager that the commission is reasonable in relation to the services provided. No allocation of brokerage or principal business is made to provide any other benefits to the Manager or its affiliates.

     The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of the Manager or its affiliates and investment research received for the commissions of those other accounts may be useful both to a Portfolio and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist the Manager in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made by the Manager.

     Such investment research, which may be supplied by a third party at the instance of a broker, includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Manager; serves to make available additional views for consideration and comparisons; and enables the Manager to obtain market information on the price of securities held in a Portfolio or being considered for purchase.

     The Fund may also use its brokerage to pay for pricing or quotation services to value securities.

     The table below sets forth the brokerage commissions paid during the fiscal years ended December 31, 1996, 1995 and 1994:

                                    Periods ended December 31,
                               -------------------------------
                                     1996       1995      1994
                                     ----       ----      ----
Bond Portfolio                  $     ---    $   313$      ---
High Income Portfolio               7,574        ---     1,268
Growth Portfolio                2,297,780  1,761,353 1,567,746
Money Market Portfolio                ---        ---       ---
Income Portfolio                  250,273    137,932   199,012
International Portfolio*          324,673    140,000    49,880
Small Cap Portfolio*              117,166     16,816     3,450
Balanced Portfolio*                36,529     28,505   6,437
Limited-Term Bond Portfolio*          ---        ---       ---
Asset Strategy Portfolio**          8,679      1,483
                               ----------   --------  --------
                               $3,042,674 $2,086,402$1,827,793
                               ========== ==========  ========

    *Began operations April 29, 1994.
   **Began operations May 1, 1995.
     Science and Technology Portfolio began operations April 4, 1997.

     The next table shows the transactions, other than principal transactions, which were directed to broker-dealers who provided research as well as execution and the brokerage commissions paid for the fiscal year ended December 31, 1996. These transactions were allocated to these broker-dealers by the internal allocation procedures described above.

                                    Amount of      Brokerage
                                 Transactions    Commissions
                                 ------------    -----------
Bond Portfolio                   $        ---     $      ---
High Income Portfolio               2,441,618          5,619
Growth Portfolio                1,256,714,940      1,719,358
Money Market Portfolio                    ---            ---
Income Portfolio                  151,319,823        208,887
International Portfolio               929,169          1,800
Small Cap Portfolio                16,935,999         35,000
Balanced Portfolio                 17,216,607         25,219
Limited-Term Bond Portfolio               ---            ---
Asset Strategy Portfolio*           2,826,157          5,610
                                 ------------     ----------
                               $1,448,384,313     $2,001,493
                                 ============     ==========

   *Began operations May 1, 1995.
   Science and Technology Portfolio began operations April 4, 1997.

     As of December 31, 1996, Money Market Portfolio owned Merrill Lynch & Co., Inc. securities in the aggregate amount of $1,000,000. Merrill Lynch & Co., Inc. is a regular broker of the Portfolio. As of December 31, 1996, Balanced Portfolio owned Salomon Inc. securities in the aggregate amount of $302,500. Salomon Inc. is a regular broker of the Portfolio. As of December 31, 1996, Asset Strategy Portfolio owned Salomon Inc. securities in the aggregate amount of $169,400. Salomon Inc. is a regular broker of the Portfolio.

     The Fund, the Manager and Waddell & Reed, Inc. have adopted a Code of Ethics which imposes restrictions on the personal investment activities of their employees, officers and interested directors.

Buying and Selling With Other Funds

     The individual who manages a Portfolio may manage other advisory accounts with similar investment objectives. It can be anticipated that the manager will frequently place concurrent orders for all or most accounts for which the manager has responsibility. Transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account. One or more of the Portfolios and one or more of the funds in the United Group and Waddell & Reed Funds, Inc. or accounts over which Waddell & Reed Asset Management Company exercises investment discretion frequently buy or sell the same securities at the same time. If this happens, the amount of each purchase or sale is divided. This is done on the basis of the amount of securities each fund or account wanted to buy or sell. Sharing in large transactions could affect the price a Portfolio pays or receives or the amount it buys or sells. However, sometimes a better negotiated commission is available.

                               OTHER INFORMATION

Capital Stock

     The Fund was incorporated in Maryland on December 2, 1986. Capital stock is currently divided into the following classes which are a type of class designated a "series" as that term is defined in the Articles of Incorporation of the Fund: Money Market Portfolio, Bond Portfolio, High Income Portfolio, Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Limited-Term Bond Portfolio, Asset Strategy Portfolio and Science and Technology Portfolio.

     The balance of shares authorized but not divided into classes may be issued to an existing Portfolio, or to new series having the number of shares and descriptions, powers, and rights, and the qualifications, limitations, and restrictions as the Board of Directors may determine. The Board of Directors may also change the designation of any Portfolio and may increase or decrease the numbers of shares of any Portfolio but may not decrease the number of shares of any Portfolio below the number of shares then outstanding.

     Each issued and outstanding share in a Portfolio is entitled to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio when issued are fully paid and nonassessable.

Voting Rights

     All shares of the Fund have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one Portfolio, only shares of the respective Portfolio are entitled to vote. The shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so, and in such event the holders of the remaining shares would not be able to elect any directors.

     Matters in which the interests of all the Portfolios are substantially identical (such as the election of Directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Portfolios. Matters that affect all the Portfolios but where the interests of the Portfolios are not substantially identical (such as approval of the Investment Management Agreement) will be voted on separately by each Portfolio. Matters affecting only one Portfolio, such as a change in its fundamental policies, will be voted on separately by the Portfolio.

     Matters requiring separate shareholder voting by a Portfolio shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Series; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund.

     The phrase "a majority of the outstanding voting securities" of a series (or of a Fund) means the vote of the lesser of: (1) 67% of the shares of a series (or the Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a series (or a Fund).

     To the extent required by law, Policyholders are entitled to give voting instructions with respect to Fund shares held in the separate accounts of Participating Insurance Companies. Participating Insurance Companies will vote the shares in accordance with such instructions unless otherwise legally required or permitted to act with respect to such instructions.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS
Building Materials and Garden Supplies - 1.22%
 Home Depot, Inc. (The)  .................   125,000 $  6,265,625

Business Services - 4.46%
 Automatic Data Processing, Inc.  ........   135,000    5,788,125
 Broderbund Software, Inc.*  .............    75,000    2,226,525
 Cerner Corporation*  ....................   300,000    4,612,500
 Computer Associates International, Inc. .   100,000    4,975,000
 Intuit Inc.*  ...........................    50,000    1,587,500
 Physician Computer Network*  ............   130,000    1,105,000
 Shared Medical Systems Corporation  .....    40,000    1,970,000
 Summit Medical Systems, Inc.*  ..........    84,000      624,708
   Total .................................             22,889,358

Chemicals and Allied Products - 13.68%
 American Home Products Corporation  .....   275,000   16,121,875
 Amgen Inc.*  ............................   100,000    5,443,700
 Astra AB, Class A, ADR  .................   124,900    6,120,100
 Lilly (Eli) and Company  ................   100,000    7,300,000
 Liposome Company, Inc. (The)*  ..........   200,000    3,837,400
 Pfizer Inc.  ............................    75,000    6,215,625
 Schering-Plough Corporation  ............   125,000    8,093,750
 SmithKline Beecham plc, ADR  ............   175,000   11,900,000
 Warner-Lambert Company  .................    69,000    5,175,000
   Total .................................             70,207,450

Communication - 2.63%
 Intermedia Communications of Florida,
  Inc.*   ................................   155,000    3,981,485
 Nokia Corporation, Series A, ADS  .......    75,000    4,321,875
 360. Communications Company*  ...........   225,000    5,203,125
   Total .................................             13,506,485

Depository Institutions - 19.63%
 AmSouth Bancorporation  .................   100,000    4,837,500
 Banc One Corporation  ...................   125,000    5,375,000
 Bank of New York Company, Inc. (The)  ...   185,000    6,243,750
 Barnett Banks, Inc.  ....................   150,000    6,168,750
 Chase Manhattan Corporation (The)  ......   175,000   15,618,750
 Dime Bancorp, Inc.*  ....................   250,000    3,687,500
 First American Corporation  .............    75,000    4,331,250
 First Bank System, Inc.  ................    75,000    5,118,750
 Glendale Federal Bank, Federal
   Savings Bank* .........................    71,100    1,653,075
 Hibernia Corporation,  Class A  .........   175,000    2,318,750
 KeyCorp  ................................   110,000    5,555,000
 Long Island Bancorp, Inc.  ..............   145,400    5,089,000
 Mercantile Bancorporation Inc.  .........   100,000    5,137,500
 Northern Trust Corporation  .............   100,000    3,631,200
 Norwest Corporation  ....................   125,000    5,437,500


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions (Continued)
 Roosevelt Financial Group, Inc.  ........   300,000 $  6,262,500
 SouthTrust Corporation  .................    75,000    2,615,625
 U.S. Trust Corporation  .................    20,000    1,577,500
 Wells Fargo & Company  ..................    30,000    8,092,500
 Wilmington Trust Corporation  ...........    50,000    1,987,500
   Total .................................            100,738,900

Electric, Gas and Sanitary Services - 3.63%
 Columbia Gas System, Inc. (The)  ........    50,000    3,181,250
 PanEnergy Corporation  ..................   200,000    9,000,000
 Sonat Inc.  .............................   125,000    6,437,500
   Total .................................             18,618,750

Engineering and Management Services - 1.50%
 Fluor Corporation  ......................    75,000    4,706,250
 Neurex Corporation*  ....................   175,000    2,985,850
   Total .................................              7,692,100

Food and Kindred Products - 2.61%
 ConAgra, Inc.  ..........................   125,000    6,218,750
 Heinz (H. J.) Company  ..................   200,000    7,150,000
   Total .................................             13,368,750

General Merchandise Stores - 3.72%
 Federated Department Stores, Inc.*  .....   150,000    5,118,750
 May Department Stores Company (The)  ....   175,000    8,181,250
 Sears, Roebuck and Co.  .................   125,000    5,765,625
   Total .................................             19,065,625

Health Services - 2.58%
 Beverly Enterprises, Inc.*  .............   235,000    2,996,250
 Columbia/HCA Healthcare Corporation  ....   200,000    8,150,000
 MedPartners, Inc.*  .....................   100,000    2,100,000
   Total .................................             13,246,250

Holding and Other Investment Offices - 3.34%
 Conseco, Inc.  ..........................   175,000   11,156,250
 Duke Realty Investments, Inc.  ..........    75,000    2,887,500
 Equity Residential Properties  ..........    75,000    3,093,750
   Total .................................             17,137,500


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1996
                                              Shares        Value
COMMON STOCKS (Continued)
Instruments and Related Products - 7.52%
 Baxter International Inc.  .............`   350,000 $ 14,350,000
 General Signal Corporation  .............   125,000    5,343,750
 Raytheon Company  .......................   200,000    9,625,000
 St. Jude Medical, Inc.*  ................   100,000    4,262,500
 Target Therapeutics, Inc.*  .............   119,000    4,990,503
   Total .................................             38,571,753

Insurance Carriers - 13.20%
 Allstate Corporation (The)  .............   250,000   14,468,750
 American International Group, Inc.  .....   120,500   13,044,125
 Berkley (W. R.) Corporation  ............   111,000    5,667,882
 Berkshire Hathaway Inc.*  ...............       165    5,626,500
 Chartwell Re Corporation  ...............    20,000      535,000
 Chubb Corporation (The)  ................    50,000    2,687,500
 Guarantee Life Companies Inc. (The)  ....   250,000    4,656,250
 NAC Re Corporation  .....................   140,000    4,742,500
 TIG Holdings, Inc.  .....................   245,000    8,299,375
 Trenwick Group Inc.  ....................   110,000    5,115,000
 Western National Corporation  ...........   150,000    2,887,500
   Total .................................             67,730,382

Nondepository Institutions - 2.54%
 Federal National Mortgage Association  ..   350,000   13,037,500

Oil and Gas Extraction - 0.49%
 Enron Oil & Gas Company  ................   100,000    2,525,000

Petroleum and Coal Products - 4.69%
 Coastal Corporation (The)  ..............   125,000    6,109,375
 Exxon Corporation  ......................   125,000   12,250,000
 Valero Energy Corporation  ..............   200,000    5,725,000
   Total .................................             24,084,375

Railroad Transportation - 1.09%
 Illinois Central Corporation,
   Class A ...............................   175,000    5,600,000

Security and Commodity Brokers - 1.16%
 Lehman Brothers Holdings Inc.  ..........   100,000    3,137,500
 Paine Webber Group Inc.  ................   100,000    2,812,500
   Total .................................              5,950,000

Transportation by Air - 0.96%
 Southwest Airlines Co.  .................   223,200    4,938,300


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE GROWTH PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation Equipment - 1.77%
 AlliedSignal Inc.  ......................   135,300 $  9,065,100

Wholesale Trade -- Durable Goods - 4.00%
 Johnson & Johnson  ......................   275,000   13,681,250
 Lockheed Martin Corporation  ............    75,000    6,862,500
   Total .................................             20,543,750

TOTAL COMMON STOCKS - 96.42%                         $494,782,953
 (Cost: $464,840,860)

TOTAL SHORT-TERM SECURITIES - 3.44%                  $ 17,665,498
 (Cost: $17,665,498)

TOTAL INVESTMENT SECURITIES - 99.86%                 $512,448,451
 (Cost: $482,506,358)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.14%         714,239

NET ASSETS - 100.00%                                 $513,162,690


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 1.15%
 Gap, Inc. (The)  ........................   177,300  $ 5,341,162

Apparel and Other Textile Products - 1.17%
 Tommy Hilfiger Corporation*  ............   113,200    5,433,600

Building Materials and Garden Supplies - 0.68%
 Home Depot, Inc. (The)  .................    62,400    3,127,800

Business Services - 4.45%
 Computer Associates International, Inc. 45,8252,279,794
 Electronic Data Systems Corporation  ....    88,200    3,814,650
 Manpower Inc.  ..........................    13,200      429,000
 Microsoft Corporation*  .................    69,200    5,721,940
 Oracle Systems Corporation*  ............   134,550    5,608,986
 3Com Corporation*  ......................    31,400    2,301,997
 White Pine Software, Inc.*  .............    61,400      437,475
   Total .................................             20,593,842

Chemicals and Allied Products - 14.86%
 Abbott Laboratories  ....................    93,900    4,765,425
 Air Products and Chemicals, Inc.  .......    93,800    6,483,925
 Amgen Inc.*  ............................    36,000    1,959,732
 BetzDearborn Inc.  ......................    40,700    2,380,950
 Colgate-Palmolive Company  ..............    48,900    4,511,025
 Crompton & Knowles Corporation  .........    98,500    1,896,125
 Dow Chemical Company (The)  .............    46,900    3,675,787
 du Pont (E.I.) de Nemours and Company  ..    81,600    7,701,000
 Geon Company (The)  .....................   100,600    1,974,275
 IMC Global, Inc.  .......................    51,500    2,014,937
 Lilly (Eli) and Company  ................    27,200    1,985,600
 Merck & Co., Inc.  ......................    60,200    4,770,850
 PPG Industries, Inc.  ...................   101,900    5,719,137
 Pfizer Inc.  ............................    54,700    4,533,263
 Praxair, Inc.  ..........................    81,600    3,763,800
 Procter & Gamble Company (The)  .........    48,900    5,256,750
 Union Carbide Corporation  ..............    71,400    2,918,475
 Warner-Lambert Company  .................    31,800    2,385,000
   Total .................................             68,696,056

Communication - 2.34%
 AT&T Corporation  .......................    40,800    1,774,800
 MCI Communications Corporation  .........   152,900    4,997,842
 SBC Communications Inc.  ................    40,300    2,085,525
 360. Communications Company*  ...........    85,800    1,984,125
   Total .................................             10,842,292


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions - 4.49%
 BankAmerica Corporation  ................    43,700 $  4,359,075
 Chase Manhattan Corporation (The)  ......    48,300    4,310,775
 Citicorp  ...............................    48,300    4,974,900
 First Bank System, Inc.  ................    40,800    2,784,600
 Norwest Corporation  ....................    99,500    4,328,250
   Total .................................             20,757,600

Electric, Gas and Sanitary Services - 0.34%
 WMX Technologies, Inc.  .................    48,900    1,595,363

Electronic and Other Electric Equipment - 13.21%
 AMP Incorporated  .......................    89,700    3,442,237
 Analog Devices, Inc.*  ..................   289,800    9,816,975
 Duracell International Inc.  ............    85,300    5,960,337
 Emerson Electric Co.  ...................    32,600    3,154,050
 General Electric Company  ...............    97,900    9,679,862
 Harman International Industries,
   Incorporated ..........................    24,150    1,343,344
 Intel Corporation  ......................   124,800   16,340,938
 LSI Logic Corporation*  .................   134,400    3,595,200
 Molex Incorporated, Class A  ............    78,187    2,780,486
 Rival Company (The)  ....................   130,300    3,200,429
 TRINOVA Corporation  ....................    48,900    1,778,737
   Total .................................             61,092,595

Engineering and Management Services - 0.44%
 Fluor Corporation  ......................    32,600    2,045,650

Food and Kindred Products - 1.72%
 CPC International Inc.  .................    40,800    3,162,000
 PepsiCo, Inc.  ..........................   163,200    4,773,600
   Total .................................              7,935,600

Food Stores - 0.47%
 Kroger Co. (The)*  ......................    46,300    2,152,950

Forestry - 1.17%
 Georgia-Pacific Corporation  ............    34,700    2,498,400
 Weyerhaeuser Company  ...................    61,200    2,899,350
   Total .................................              5,397,750

Furniture and Home Furnishings Stores - 0.85%
 Circuit City Stores, Inc.  ..............   130,500    3,931,312


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
General Building Contractors - 0.50%
 Pulte Corporation  ......................    74,600 $  2,293,950

General Merchandise Stores - 3.58%
 Dayton Hudson Corporation  ..............   113,700    4,462,725
 Kmart Corporation*  .....................   357,600    3,710,100
 May Department Stores Company (The)  ....    81,600    3,814,800
 Penney (J.C.) Company, Inc.  ............    55,100    2,686,125
 Wal-Mart Stores, Inc.  ..................    81,600    1,866,600
   Total .................................             16,540,350

Health Services - 1.77%
 Columbia/HCA Healthcare Corporation  ....   108,200    4,409,150
 Tenet Healthcare Corporation*  ..........    81,600    1,785,000
 Vencor, Incorporated*  ..................    62,800    1,986,050
   Total .................................              8,180,200

Heavy Construction, Excluding Building - 0.26%
 Foster Wheeler Corporation  .............    32,600    1,210,275

Hotels and Other Lodging Places - 0.88%
 ITT Corporation*  .......................    93,600    4,059,900

Industrial Machinery and Equipment - 12.22%
 Applied Materials, Inc.*  ...............   141,100    5,070,711
 Case Corporation  .......................   146,200    7,967,900
 Caterpillar Inc.  .......................   107,000    8,051,750
 cisco Systems, Inc.*  ...................   147,700    9,406,570
 Compaq Computer Corporation*  ...........    31,700    2,353,725
 Deere & Company  ........................   167,600    6,808,750
 Eaton Corporation  ......................    40,800    2,845,800
 Harnischfeger Industries, Inc.  .........    49,000    2,358,125
 Hewlett-Packard Company  ................    72,000    3,618,000
 Ingersoll-Rand Company  .................    32,600    1,450,700
 Parker Hannifin Corporation  ............    48,900    1,894,875
 United Technologies Corporation  ........    70,800    4,672,800
   Total .................................             56,499,706

Instruments and Related Products - 1.74%
 General Motors Corporation, Class H  ....    14,400      810,000
 Guidant Corporation  ....................    49,600    2,827,200
 Medtronic, Inc.  ........................    65,200    4,433,600
   Total .................................              8,070,800

Insurance Carriers - 0.49%
 Aetna Life & Casualty Company  ..........    28,100    2,248,000


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Miscellaneous Manufacturing Industries - 1.10%
 Armstrong World Industries, Inc.  .......    73,400 $  5,101,300

Miscellaneous Retail - 0.24%
 OfficeMax, Inc.*  .......................   104,625    1,111,641

Motion Pictures - 0.86%
 Walt Disney Company (The)  ..............    57,100    3,975,587

Nondepository Institutions - 2.83%
 Federal Home Loan Mortgage Corporation  .    63,400    6,981,925
 Federal National Mortgage Association  ..   163,400    6,086,650
   Total .................................             13,068,575

Paper and Allied Products - 1.66%
 Champion International Corporation  .....    41,300    1,786,225
 International Paper Company  ............    97,900    3,952,713
 Union Camp Corporation  .................    40,800    1,948,200
   Total .................................              7,687,138

Petroleum and Coal Products - 2.44%
 Mobil Corporation  ......................    36,100    4,413,225
 Royal Dutch Petroleum Company  ..........    26,200    4,473,650
 Tosco Corporation  ......................    30,100    2,381,663
   Total .................................             11,268,538

Primary Metal Industries - 1.04%
 Aluminum Company of America  ............    56,000    3,570,000
 Nucor Corporation  ......................    24,500    1,249,500
   Total .................................              4,819,500

Railroad Transportation - 0.53%
 Union Pacific Corporation  ..............    40,800    2,453,100

Rubber and Miscellaneous Plastics Products - 0.91%
 Goodyear Tire & Rubber Company (The)  ...    81,600    4,192,200

Special Trade Contractors - 1.06%
 Telefonaktiebolaget LM Ericsson,
   Class B, ADR  .........................   163,100    4,923,500


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation by Air - 2.25%
 AMR Corporation*  .......................    32,600 $  2,872,875
 Southwest Airlines Co.  .................    90,000    1,991,250
 USAir Group, Inc.*  .....................   236,500    5,528,188
   Total .................................             10,392,313

Transportation Equipment - 7.22%
 AlliedSignal Inc.  ......................    61,900    4,147,300
 Boeing Company (The)  ...................    51,800    5,510,225
 Chrysler Corporation  ...................   179,400    5,920,200
 Dana Corporation  .......................    62,000    2,022,750
 Ford Motor Company  .....................    92,600    2,951,625
 General Motors Corporation  .............    81,600    4,549,200
 Northrop Grumman Corporation  ...........    78,300    6,479,325
 Sundstrand Corporation  .................    42,000    1,785,000
   Total .................................             33,365,625

Wholesale Trade -- Durable Goods - 0.86%
 Motorola, Inc.  .........................    65,100    3,995,513

Wholesale Trade -- Nondurable Goods - 1.83%
 Gillette Company (The)  .................    81,600    6,344,400
 Safeway Inc.*  ..........................    49,700    2,124,675
   Total .................................              8,469,075

TOTAL COMMON STOCKS - 93.61%                         $432,870,358
 (Cost: $292,364,327)

                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
Commercial Paper
 Depository Institutions - 0.03%
 U.S. Bancorp,
   Master Note............................    $  129      129,000

 Electric, Gas and Sanitary Services - 0.88%
 Pacificorp,
   5.45%, 2-3-97 .........................     1,925    1,915,383
 Western Resources Inc.,
   5.6%, 1-16-97 .........................     2,165    2,159,948
   Total .................................              4,075,331

 Food and Kindred Products - 0.04%
 General Mills, Inc.,
   Master Note............................       196      196,000

 Food Stores - 0.77%
 Albertson's Inc.,
   5.45%, 2-7-97 .........................     3,560    3,540,059


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Instruments and Related Products - 1.46%
 Baxter International Inc.,
   5.5%, 1-17-97 .........................     6,780    6,763,427

 Metal Mining - 1.17%
 BHP Finance (USA) Inc.,
   5.35%, 1-28-97 ........................     5,425    5,403,232

 Textile Mill Products - 0.19%
 Sara Lee Corporation,
   Master Note............................       902      902,000

Total Commercial Paper - 4.54%                         21,009,049

Municipal Obligations - 2.19%
 Louisiana
 Industrial Development Board of the Parish
   of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (ABN AMRO Bank N.V.),
   5.48%, 1/9/97 .........................    10,100   10,100,000

TOTAL SHORT-TERM SECURITIES - 6.73%                  $ 31,109,049
 (Cost: $31,109,049)

TOTAL INVESTMENT SECURITIES - 100.34%                $463,979,407
 (Cost: $323,473,376)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.34%)    (1,587,987)

NET ASSETS - 100.00%                                 $462,391,420


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS
Argentina - 1.65%
 Disco S.A., Sponsored ADR*  .............    46,700 $  1,319,275

Australia - 2.34%
 Publishing & Broadcasting PBL (A)  ......   150,000      729,718
 Westpac Banking Corporation Limited (A) .   200,000    1,138,297
   Total .................................              1,868,015

Brazil - 0.96%
 Telebras S.A., ADR ......................    10,000      765,000

Denmark - 2.34%
 Bang & Olufsen Holding A/S, Class B (A) .    20,000      972,607
 Neurosearch A/S (A)*  ...................    20,000      893,064
   Total .................................              1,865,671

Finland - 1.09%
 Nokia Corporation, Series K (A)  ........    15,000      868,241

France - 4.01%
 Business Objects S.A., ADR*  ............    31,000      422,375
 But S.A. (A)  ...........................     8,000      470,434
 Compagnie Generale des Eaux (A)  ........     7,500      929,782
 Elf Aquitaine S.A. (A)  .................     7,000      637,419
 Societe Industrielle de Transports
   Automobiles S.A. (A) ..................     3,500      742,283
   Total .................................              3,202,293

Germany - 9.67%
 CKAG Colonia Konzern AG (A)  ............    11,000      908,027
 Commerzbank AG (A)  .....................    30,000      762,431
 Daimler-Benz AG (A)*  ...................    31,500    2,170,296
 GILDEMEISTER Aktiengesellschaft (A)*  ...     8,750      383,897
 Herlitz International Trading AG (A)  ...     1,500      382,190
 Mannesmann AG (A)  ......................     4,300    1,864,218
 Metallgesellschaft AG (A)*  .............    20,000      409,490
 Schering AG (A)  ........................    10,000      844,329
   Total .................................              7,724,878

Hong Kong - 11.12%
 Amoy Properties Ltd. (A)  ...............   500,000      720,796
 Cheung Kong Holdings Ltd. (A)  ..........   100,000      888,875
 Cheung Kong Infrastructure Holdings
   Limited (A)* ..........................   254,000      673,217
 First Pacific Company Limited (A)  ......   750,000      974,530
 Guangdong Corporation Limited (A)  ...... 1,000,000      963,217


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Hong Kong (Continued)
 Guangdong Tannery Ltd.(A)*  .............    50,000  $    12,606
 Guangnan Holdings Limited (A)  ..........   800,000      687,827
 HSBC Holdings plc (A)  ..................    60,000    1,283,858
 Hysan Development Company Limited (A)  ..   150,000      597,324
 JCG Holdings Ltd. (A)  ..................   650,000      634,495
 National Mutual Asia Ltd. (A)  ..........   800,000      760,230
 Wing Hang Bank Limited (A)  .............   150,000      680,716
   Total .................................              8,877,691

Indonesia - 2.81%
 PT Bank NISP, F (A)  ....................   500,000      566,018
 PT Matahari Putra Prima, F (A)  .........   573,750      667,716
 PT Steady Safe Transportation
   Service, F (A) ........................   453,333      580,335
 PT United Tractors, F (A)  ..............   205,000      429,433
   Total .................................              2,243,502

Italy - 2.63%
 Istituto Mobiliare Italiano SpA (A)* ....    69,500      593,225
 Mediolanum S.p.A. (A)*  .................    70,000      662,507
 STET - Societa Financiaria
   Telefonica p.a. (A) ...................   250,000      844,657
 Total  ..................................              2,100,389

Japan - 6.20%
 Aloka Co. Ltd. (A)  .....................    13,000      148,174
 Daiichi Corporation (A)  ................    30,000      606,165
 Eisai Co., Ltd. (A)  ....................    30,000      590,623
 Matsushita Electric Industrial (A)  .....    40,000      652,793
 NEC Corporation (A)  ....................    60,000      725,326
 Nintendo Corp., Ltd. (A)  ...............    13,000      930,576
 Promise Co., Ltd. (A)  ..................    16,000      787,497
 Xebio Co., Ltd. (A)  ....................    17,000      506,433
   Total .................................              4,947,587

Mexico - 5.80%
 Corporacion Industrial Sanluis, S.A.
   de C.V., CPO (A) ......................    75,500      468,039
 Desc-Sociedad de Fomento Industrial,
   S.A. de C.V., Class B (A)* ............   200,000    1,092,480
 Empresas ICA Sociedad Controladora,
   S.A. de C.V., ADS* ....................    50,000      731,250
 Gruma, S.A., Class B (A)*  ..............    70,000      426,829
 Grupo Financiero Bancomer, S.A. de
   C.V., B, CPO Shares (A)* .............. 2,000,000      800,305


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Mexico (Continued)
 Grupo Financiero Inbursa S.A. de
   C.V., Class B (A) .....................   175,234  $   598,805
 Grupo Televisa, S.A., GDR*  .............    20,100      515,062
   Total .................................              4,632,770

Netherlands - 3.23%
 Internatio-Muller NV (A)  ...............    25,000      628,439
 Koninklijke Boskalis
   Westminster N.V. (A) ..................    35,000      709,528
 Ordina Beheer N.V. (A)*  ................    10,000      448,885
 Vendex International N.V. (A)  ..........    18,500      791,862
   Total .................................              2,578,714

Norway - 2.32%
 Merkantildata A/S (A)  ..................    61,000    1,115,976
 Schibsted AS (A)  .......................    40,000      734,915
   Total .................................              1,850,891

Portugal - 0.80%
 Telecel-Comunicacaoes Pessoais, SA (A)* .    10,000      638,504

Spain - 1.04%
 Sociedad General de Aquas de
   Barcelona, S.A. (A) ...................    20,000      833,526

Sweden - 9.72%
 Althin Medical AB, Class B (A)  .........    13,000      280,180
 Astra AB, Class A (A)  ..................    35,000    1,717,635
 Biacore International AB, ADR*  .........    25,000      546,875
 Celsius Industrier AB, Class B (A)*  ....    20,000      313,092
 Diligentia AB (A)*  .....................    15,000      234,819
 Enator AB (A)*  .........................    30,000      762,342
 Frontec AB, Class B (A)*  ...............    54,900      943,381
 Kinnevik AB, B Shares (A)  ..............    21,500      588,612
 Skandia Enskilda Banken, Class A (A) ... 150,000 1,529,052 Skandia Group Insurance Company Ltd. (A)30,000843,163
   Total .................................              7,759,151


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Switzerland - 6.56%
 Brauerei Eichhof AG (A)  ................       280  $   564,896
 CS Holding, Registered Shares (A)  ......     7,000      719,196
 Choco Lindt & Spru AG, Registered (A)  ..        50      912,538
 Novartis AG (A)*  .......................       907    1,038,565
 SMH Swiss Corporation for Microelectronics
   and Watchmaking Industries Ltd.(A) ....     1,000      616,453
 Zurich Insurance Company (A)  ...........     5,000    1,389,823
   Total .................................              5,241,471

Thailand - 1.42%
 Bank of Ayudhya Public Company
   Limited, F (A) ........................   150,000      353,732
 Srithai Superware Public Company
   Limited, F (A) ........................   130,000      780,355
   Total .................................              1,134,087

United Kingdom - 8.29%
 Corporate Services Group plc (A)  .......   575,000    1,698,984
 Dr Solomon's Group PLC, ADR*  ...........    25,000      423,425
 Michael Page Group plc (A)  .............   100,000      710,854
 Professional Staff plc, ADR*  ...........    55,000      467,500
 Storehouse PLC (A)  .....................   150,000      664,177
 Tomkins plc (A)  ........................   200,000      924,966
 Vodafone Group Plc (A)  .................   250,000    1,057,716
 Whitbread and Company, Public Limited
   Company (A) ...........................    50,000      674,026
   Total .................................              6,621,648

United States - 0.73%
 Rofin-Sinar Technologies Inc.*  .........    50,000      581,250

TOTAL COMMON STOCKS - 84.73%                          $67,654,554
 (Cost: $58,433,029)

PREFERRED STOCKS
Brazil - 0.81%
 Banco Itau S.A., (A)  ................... 1,500,000      649,976

Germany - 3.07%
 Marschollek, Lautenschlager und
   Partner AG (A) ........................    12,890    1,792,954
 Moebel Walther AG (A)  ..................    10,000      656,484
   Total .................................              2,449,438

TOTAL PREFERRED STOCKS - 3.88%                       $  3,099,414
 (Cost: $1,946,091)


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES
Communication - 2.81%
 Bell Atlantic Financial Services Inc.,
   5.33%, 1-24-97.........................    $2,250  $ 2,242,338

Depository Institutions - 1.29%
 U.S. Bancorp,
   Master Note............................     1,030    1,030,000

Food and Kindred Products - 0.43%
 General Mills, Inc.,
   Master Note............................       343      343,000

Food Stores - 2.81%
 Albertson's Inc.,
   5.35%, 1-21-97 ........................     2,250    2,243,312

Forestry - 3.72%
 Weyerhaeuser Co.,
   5.45%, 2-24-97 ........................     3,000    2,975,475

Textile Mill Products - 0.80%
 Sara Lee Corporation,
   Master Note............................       637      637,000

TOTAL SHORT-TERM SECURITIES - 11.86%                  $ 9,471,125
 (Cost: $9,471,125)

TOTAL INVESTMENT SECURITIES - 100.47%                 $80,225,093
 (Cost: $69,850,245)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.47%)(375,640)

NET ASSETS - 100.00%                                  $79,849,453


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS
Business Services - 24.45%
 America Online, Inc.*  ..................    60,000 $  1,995,000
 Cerner Corporation*  ....................   183,100    2,815,162
 Dr Solomon's Group PLC, ADR*  ...........    50,000      846,850
 Health Systems Design Corporation*  .....   140,000    1,190,000
 IMNET Systems, Inc.*  ...................    90,000    2,160,000
 Intelligroup, Inc.*  ....................    45,000      511,875
 Intuit Inc.*  ...........................    50,000    1,587,500
 Mechanical Dynamics, Inc.*  .............   105,500    1,443,979
 Netscape Communications Corporation*  ...    20,000    1,137,500
 Object Design, Inc.*  ...................   100,000    1,156,200
 Parametric Technology Corporation*  .....    36,000    1,851,732
 PHAMIS, Inc.*  ..........................   110,000    1,430,000
 Pure Atria Corporation*  ................    45,000    1,105,290
 Segue Software, Inc.*  ..................    60,000    1,083,720
 Summit Medical Systems, Inc.*  ..........   160,000    1,189,920
 Sync Research, Inc.*  ...................   120,000    1,627,440
 Synopsys, Inc.*  ........................    15,000      690,000
   Total .................................             23,822,168

Chemicals and Allied Products - 1.28%
 Carson, Inc.*  ..........................    90,000    1,248,750

Communication - 4.31%
 Intermedia Communications of Florida,
  Inc.*   ................................   100,000    2,568,700
 MFS Communications Company, Inc.*  ......    30,000    1,631,250
   Total .................................              4,199,950

Eating and Drinking Places - 2.00%
 Longhorn Steaks, Inc.*  .................    90,000    1,710,000
 Pizza Inn, Inc.*  .......................    50,000      234,350
   Total .................................              1,944,350

Electronic and Other Electric Equipment - 2.91%
 Etec Systems, Inc.*  ....................    64,000    2,416,000
 XeTel Corporation*  .....................   105,000      413,385
   Total .................................              2,829,385

Engineering and Management Services - 4.18%
 Owen Healthcare, Inc.*  .................    70,000    1,855,000
 Transition Systems, Inc.*  ..............   160,000    2,220,000
   Total .................................              4,075,000


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Health Services - 11.15%
 American Healthcorp, Inc.*  .............   100,000 $  1,137,500
 Emeritus Corporation*  ..................    50,000      675,000
 Inphynet Medical Management Inc.*  ......   115,000    2,026,875
 Physicians Resource Group, Inc.*  .......    85,000    1,508,750
 Quorum Health Group, Inc.*  .............   100,000    2,962,500
 Renal Care Group, Inc.*  ................    66,000    2,107,842
 Sterling House Corporation*  ............    50,000      437,500
   Total .................................             10,855,967

Industrial Machinery and Equipment - 2.30%
 Integrated Process Equipment Corp.*  ....   125,000    2,242,125

Instruments and Related Products - 15.76%
 Cymer, Inc.*  ...........................   102,000    4,915,074
 DePuy, Inc.*  ...........................   100,000    2,025,000
 Hologic, Inc.*  .........................    65,000    1,608,750
 LUNAR CORPORATION*  .....................    40,000    1,385,000
 St. Jude Medical, Inc.*  ................    40,000    1,705,000
 Ventritex, Inc.*  .......................    65,000    1,588,405
 Waters Corporation*  ....................    70,000    2,126,250
   Total .................................             15,353,479

Insurance Agents, Brokers and Service - 0.92%
 CRA Managed Care, Inc.*  ................    20,000      892,500

Insurance Carriers - 1.96%
 CMAC Investment Corporation  ............    52,000    1,911,000

Personal Services - 3.45%
 Carriage Services, Inc.*  ...............    85,000    1,885,895
 Equity Corporation International*  ......    75,000    1,471,875
   Total .................................              3,357,770

Real Estate - 2.09%
 Stewart Enterprises, Inc., Class A  .....    60,000    2,040,000

Wholesale Trade -- Durable Goods - 0.92%
 OmniCare, Inc.  .........................    28,000      899,500

TOTAL COMMON STOCKS - 77.68%                          $75,671,944
 (Cost: $66,660,069)

                                           Principal
                                           Amount in
                                           Thousands
CORPORATE DEBT SECURITIES - 2.17%
Holding and Other Investment Offices
 LTC Properties, Inc., Convertible:
   8.25%, 7-1-2001 .......................    $1,000    1,037,500
   7.75%, 1-1-2002 .......................     1,000    1,075,000
   Total .................................              2,112,500
 (Cost: $2,000,000)


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES
Auto Repair, Services and Parking - 3.79%
 PHH Corporation,
   5.57%, 1-31-97 ........................    $3,705  $ 3,687,802

Depository Institutions - 3.75%
 U.S. Bancorp,
   Master Note............................     3,655    3,655,000

Food and Kindred Products - 4.74%
 General Mills, Inc.,
   Master Note...........................z     4,620    4,620,000

Food Stores - 3.16%
 Albertson's Inc.,
   5.35%, 1-21-97 ........................     3,085    3,075,831

Nondepository Institutions - 1.67%
 Island Finance Puerto Rico Inc.,
   5.55%, 1-31-97 ........................     1,635    1,627,438

Textile Mill Products - 2.94%
 Sara Lee Corporation,
   Master Note............................     2,865    2,865,000

TOTAL SHORT-TERM SECURITIES - 20.05%                  $19,531,071
 (Cost: $19,531,071)

TOTAL INVESTMENT SECURITIES - 99.90%                  $97,315,515
 (Cost: $88,191,140)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.10%          92,775

NET ASSETS - 100.00%                                  $97,408,290


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 1.38%
 Gap, Inc. (The)  ........................    10,000  $   301,250
 Talbots, Inc. (The)  ....................    10,000      286,250
   Total .................................                587,500

Apparel and Other Textile Products - 0.82%
 Liz Claiborne, Inc.  ....................     9,000      347,625

Building Materials and Garden Supplies - 1.32%
 Sherwin-Williams Company (The)  .........    10,000      560,000

Business Services - 0.60%
 Broderbund Software, Inc.*  .............     6,300      187,028
 Electronic Data Systems Corporation  ....     1,548       66,951
   Total .................................                253,979

Chemicals and Allied Products - 10.30%
 American Home Products Corporation  .....     7,000      410,375
 Avon Products, Inc.  ....................     8,300      474,138
 Crompton & Knowles Corporation  .........    14,300      275,275
 Dow Chemical Company (The)  .............     5,500      431,063
 du Pont (E.I.) de Nemours and Company  ..     2,400      226,500
 IMC Global, Inc.  .......................    13,000      508,625
 Merck & Co., Inc.  ......................     6,600      523,050
 Nalco Chemical Company  .................     7,000      252,875
 Pfizer Inc.  ............................     5,500      455,812
 Praxair, Inc.  ..........................     8,800      405,900
 Warner-Lambert Company  .................     5,400      405,000
   Total .................................              4,368,613

Communication - 2.79%
 AT&T Corporation  .......................     7,300      317,550
 GTE Corporation  ........................     5,300      241,150
 Nokia Corporation, Series A, ADS  .......     1,600       92,200
 SBC Communications Inc.  ................    10,300      533,025
   Total .................................              1,183,925

Depository Institutions - 2.99%
 BankAmerica Corporation  ................     4,500      448,875
 Comerica Incorporated  ..................     5,900      309,013
 Wells Fargo & Company  ..................     1,900      512,525
   Total .................................              1,270,413

Electric, Gas and Sanitary Services - 1.81%
 Baltimore Gas and Electric Company  .....     7,600      203,300
 Houston Industries Incorporated  ........    12,000      271,500
 Southern Company (The)  .................    13,000      294,125
   Total .................................                768,925


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 6.51%
 AMP Incorporated  .......................    10,800  $   414,450
 Duracell International Inc.  ............     7,500      524,062
 Emerson Electric Co.  ...................     4,500      435,375
 General Electric Company  ...............     7,500      741,563
 LSI Logic Corporation*  .................    20,000      535,000
 Lucent Technologies Inc.  ...............     2,365      109,381
   Total .................................              2,759,831

Food and Kindred Products - 1.55%
 ConAgra, Inc.  ..........................     5,900      293,525
 PepsiCo, Inc.  ..........................    12,400      362,700
   Total .................................                656,225

Forestry - 1.15%
 Georgia-Pacific Corporation  ............     6,800      489,600

General Merchandise Stores - 0.60%
 May Department Stores Company (The)  ....     5,400      252,450

Health Services - 1.01%
 Tenet Healthcare Corporation*  ..........    19,600      428,750

Heavy Construction, Excluding Building - 1.23%
 bufete industrial, s.a., ADR*  ..........    15,000      318,750
 Foster Wheeler Corporation  .............     5,500      204,187
   Total .................................                522,937

Holding and Other Investment Offices - 2.84%
 LTC Properties, Inc.  ...................    18,000      333,000
 National Health Investors, Inc.  ........    12,000      454,500
 Zurich Insurance Company (A)  ...........     1,500      416,947
   Total .................................              1,204,447

Industrial Machinery and Equipment - 2.12%
 Applied Materials, Inc.*  ...............    13,000      467,181
 Deere & Company  ........................     6,000      243,750
 York International Corporation  .........     3,400      189,975
   Total .................................                900,906

Instruments and Related Products - 1.60%
 General Motors Corporation, Class H  ....     6,600      371,250
 St. Jude Medical, Inc.*  ................     7,200      306,900
   Total .................................                678,150

Insurance Carriers - 1.90%
 Chubb Corporation (The)  ................     6,200      333,250
 ITT Hartford Group, Inc.  ...............     4,100      276,750
 United HealthCare Corporation  ..........     4,400      198,000
   Total .................................                808,000


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS (Continued)
Nondepository Institutions - 2.11%
 Associates First Capital Corporation*  ..     8,600  $   379,475
 Federal Home Loan Mortgage Corporation  .     4,700      517,587
   Total .................................                897,062

Nonmetallic Minerals, Except Fuels - 1.20%
 Potash Corporation of Saskatchewan Inc. 6,000510,000

Oil and Gas Extraction - 1.85%
 Noble Affiliates, Inc.  .................     8,500      406,937
 Schlumberger Limited  ...................     3,800      379,525
   Total .................................                786,462

Paper and Allied Products - 0.79%
 Champion International Corporation  .....     5,800      250,850
 Union Camp Corporation  .................     1,800       85,950
   Total .................................                336,800

Petroleum and Coal Products - 2.18%
 Mobil Corporation  ......................     2,800      342,300
 Royal Dutch Petroleum Company  ..........     3,400      580,550
   Total .................................                922,850

Primary Metal Industries - 1.20%
 Nucor Corporation  ......................    10,000      510,000

Printing and Publishing - 2.29%
 Belo (A. H.) Corporation, Class A  ......    11,000      383,625
 McGraw-Hill, Inc.  ......................     5,200      239,850
 Viacom Inc., Class B*  ..................    10,000      348,750
   Total .................................                972,225

Railroad Transportation - 0.29%
 Conrail Inc.  ...........................     1,224      121,941

Textile Mill Products - 1.56%
 Sara Lee Corporation  ...................     9,700      361,325
 Unifi, Inc.  ............................     9,300      298,763
   Total .................................                660,088

Transportation by Air - 0.29%
 Delta Air Lines, Inc.  ..................       456       32,319
 Southwest Airlines Co.  .................     4,000       88,500
   Total .................................                120,819

Wholesale Trade -- Nondurable Goods - 0.73%
 Nu Skin Asia Pacific, Inc. - A*  ........    10,000      308,750

TOTAL COMMON STOCKS - 57.01%                          $24,189,273
 (Cost: $20,873,288)


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Building Materials and Garden Supplies - 0.92%
 Home Depot, Inc. (The), Convertible,
   3.25%, 10-1-2001 ......................    $  400  $   390,000

Electronic and Other Electric Equipment - 0.87%
 Cooper Industries, Inc.,
   6.0%, 1-1-99 (Exchangeable) ...........       257      368,125

Oil and Gas Extraction - 0.68%
 Enron Corp.,
   6.25%, 12-13-98 (Exchangeable) ........       261      288,000

Security and Commodity Brokers - 0.71%
 Salomon Inc.,
   7.625%, 5-15-99 (Exchangeable) ........       266      302,500

TOTAL CORPORATE DEBT SECURITIES - 3.18%               $ 1,348,625
 (Cost: $1,183,750)

UNITED STATES GOVERNMENT SECURITIES - 31.03%
 United States Treasury:
   5.625%, 8-31-97 .......................     1,000    1,000,310
   5.125%, 2-28-98 .......................     1,000      993,590
   5.5%, 2-28-99 .........................     1,000      991,560
   6.875%, 8-31-99 .......................       250      255,235
   7.75%, 11-30-99 .......................     1,500    1,567,260
   7.125%, 2-29-2000 .....................       500      514,765
   6.375%, 8-15-2002 .....................     1,100    1,107,216
   7.5%, 2-15-2005 .......................     3,250    3,475,973
   6.25%, 8-15-2023 ......................       250      234,375
   6.75%, 8-15-2026 ......................     3,000    3,022,500
   Total .................................            $13,162,784
 (Cost: $13,168,658)

SHORT-TERM SECURITIES
Depository Institutions - 4.04%
 U.S. Bancorp,
   Master Note............................     1,712    1,712,000

Electric, Gas and Sanitary Services - 2.70%
 Commonwealth Edison Co.,
   5.67%, 1-24-97 ........................     1,150    1,145,834

Food and Kindred Products - 0.68%
 General Mills, Inc.,
   Master Note............................       288      288,000


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Textile Mill Products - 0.42%
 Sara Lee Corporation,
   Master Note............................    $  180  $   180,000

TOTAL SHORT-TERM SECURITIES - 7.84%                   $ 3,325,834
 (Cost: $3,325,834)

TOTAL INVESTMENT SECURITIES - 99.06%                  $42,026,516
 (Cost: $38,551,530)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.94%         400,542

NET ASSETS - 100.00%                                  $42,427,058


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS
Business Services - 4.66%
 Broderbund Software, Inc.*  .............     8,000     $  237,496
 Maxis, Inc.*  ...........................    13,000        157,625
   Total .................................                  395,121

Chemicals and Allied Products - 4.19%
 IMC Global, Inc.  .......................     4,000        156,500
 Nalco Chemical Company  .................     5,500        198,688
   Total .................................                  355,188

Communication - 5.59%
 Cox Communications, Inc.*  ..............     9,000        208,125
 Nokia Corporation, Series A, ADS  .......     2,400        138,300
 360. Communications Company*  ...........     5,500        127,187
   Total .................................                  473,612

Eating and Drinking Places - 2.12%
 Sonic Corp.*  ...........................     7,100        179,275

Food and Kindred Products - 4.52%
 Seagram Company Ltd. (The)  .............     4,500        174,375
 Whitbread and Company, Public
   Limited Company (A) ...................    15,500        208,948
   Total .................................                  383,323

Heavy Construction, Excluding Building - 1.98%
 Koninklijke Boskalis Westminster N.V. (A)     8,288        168,016

Holding and Other Investment Offices - 0.98%
 LTC Properties, Inc.  ...................     4,500         83,250

Oil and Gas Extraction - 2.98%
 Kerr-McGee Corporation  .................     3,500        252,000

Textile Mill Products - 0.98%
 Polymer Group, Inc.* ....................     6,000         83,250

TOTAL COMMON STOCKS - 28.00%                             $2,373,035
 (Cost: $2,228,144)


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Amusement and Recreation Services - 2.34%
 Trump Atlantic City Associates,
   11.25%, 5-1-2006 ......................      $200     $  198,000

Communication - 1.93%
 MFS Communications Company, Inc.,
   0.0%, 1-15-2006 (B) ...................       225        163,688

Electronic and Other Electric Equipment - 1.53%
 VLSI Technology, Inc., Convertible,
   8.25%, 10-1-2005 ......................       130        129,432

Paper and Allied Products - 3.68%
 Buckeye Cellulose Corporation,
   9.25%, 9-15-2008 ......................       300        312,000

Printing and Publishing - 1.81%
 Viacom International Inc.,
   9.125%, 8-15-99 .......................       150        153,375

Security and Commodity Brokers - 2.00%
 Salomon Inc.,
   7.625%, 5-15-99 (Exchangeable) ........       149        169,400

TOTAL CORPORATE DEBT SECURITIES - 13.29%                 $1,125,895
 (Cost: $1,079,703)

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury:
   6.875%, 2-28-97 .......................        40         40,100
   6.125%, 5-31-97 .......................       400        401,124
   7.25%, 2-15-98 ........................        60         60,984
   6.375%, 7-15-99 .......................     1,050      1,059,513
   7.125%, 2-29-2000 .....................        60         61,772
   7.5%, 2-15-2005 .......................       130        139,039
   5.875%, 11-15-2005 ....................     1,050      1,012,431
   9.125%, 5-15-2018 .....................       450        570,024

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 39.47%                                     $3,344,987
 (Cost: $3,378,749)


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES
Depository Institutions - 1.85%
 U.S. Bancorp,
   Master Note ...........................      $157     $  157,000

Food and Kindred Products - 3.49%
 General Mills, Inc.,
   Master Note ...........................       296        296,000

Food Stores - 3.82%
 Albertson's Inc.,
   5.45%, 2-7-97 .........................       325        323,180

Personal Services - 4.71%
 Block Financial Corp.,
   5.43%, 1-22-97 ........................       400        398,733

Textile Mill Products - 4.32%
 Sara Lee Corporation,
   Master Note ...........................       366        366,000

TOTAL SHORT-TERM SECURITIES - 18.19%                     $1,540,913
 (Cost: $1,540,913)

TOTAL INVESTMENT SECURITIES - 98.95%                     $8,384,830
 (Cost: $8,227,509)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.05%            89,368

NET ASSETS - 100.00%                                     $8,474,198


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

BANK OBLIGATIONS
Certificates of Deposit
 Domestic - 2.68%
 Bankers Trust New York Corp.,
   5.47%, 1-7-97 .........................    $1,000  $   999,753

 Yankee - 5.37%
 Creditanstalt - Bankverein,
   5.38%, 3-7-97 .........................     1,000    1,000,000
 Societe Generale - New York,
   5.3%, 2-21-97 .........................     1,000    1,000,000
   Total .................................              2,000,000

Total Certificates of Deposit - 8.05%                   2,999,753

Notes - 5.37%
 Comerica Bank,
   5.5855%, 2-14-97.......................     1,000    1,000,000
 PNC Bank, N.A.,
   5.5037%, 1-13-97 ......................     1,000      999,696
   Total .................................              1,999,696

TOTAL BANK OBLIGATIONS - 13.42%                       $ 4,999,449
 (Cost: $4,999,449)

CORPORATE OBLIGATIONS
Commercial Paper
 Electric, Gas and Sanitary Services - 2.03%
 Carolina Power & Light Co.,
   5.4%, 2-12-97 .........................       760      755,212

 Food and Kindred Products - 4.19%
 General Mills, Inc.,
   Master Note ...........................     1,559    1,559,000

 Forestry - 3.39%
 Weyerhaeuser Co.,
   5.45%, 2-20-97 ........................     1,272    1,262,372

 Insurance Carriers - 2.67%
 Transamerica Finance Corporation,
   5.38%, 1-28-97 ........................     1,000      995,965

 Metal Mining - 3.08%
 BHP Finance (USA) Inc.,
   5.4%, 2-5-97 ..........................     1,155    1,148,936


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Nondepository Institutions - 2.68%
 General Electric Capital Corporation,
   5.47%, 1-17-97 ........................    $1,000  $   997,569

 Personal Services - 2.67%
 Block Financial Corp.,
   5.55%, 1-27-97 ........................     1,000      995,992

 Textile Mill Products - 1.62%
 Sara Lee Corporation,
   Master Note ...........................       602      602,000

 Tobacco Products - 2.68%
 B.A.T. Capital Corp.,
   5.4%, 1-17-97 .........................     1,000      997,600

 Transportation Equipment - 2.66%
 Echlin, Inc.,
   5.55%, 2-18-97 ........................     1,000      992,600

Total Commercial Paper - 27.67%                        10,307,246

Notes
 Auto Repair, Services and Parking - 2.68%
 PHH Corporation,
   5.8105%, 3-26-97 ......................     1,000      999,864

 Nondepository Institutions - 5.37%
 Caterpillar Financial Services Corp.,
   5.9585%, 1-1-97 .......................     1,000    1,000,000
 Deere (John) Capital Corp.,
   5.95%, 6-30-97 ........................     1,000      999,475
   Total .................................              1,999,475

 Security and Commodity Brokers - 2.68%
 Merrill Lynch & Co., Inc.,
   5.6541%, 5-29-97 ......................     1,000    1,000,000

Total Notes - 10.73%                                    3,999,339

TOTAL CORPORATE OBLIGATIONS - 38.40%                  $14,306,585
 (Cost: $14,306,585)


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS
California - 8.05%
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds (Shell Martinez Refining
   Company Project), Series 1996 (Taxable),
   5.52%, 1-2-97 .........................    $1,000  $ 1,000,000
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   5.56%, 5-1-97 .........................     1,000    1,000,000
 Oakland-Alameda County Coliseum Lease Revenue
   Bonds (Oakland Coliseum Project),1995 Series
   B-1 (Canadian Imperial Bank of Commerce),
   5.42%, 1-3-97 .........................     1,000    1,000,000
   Total .................................              3,000,000

Indiana - 2.68%
 City of Whiting, Indiana, Industrial Sewage
   and Solid Waste Disposal Revenue Bonds (Amoco
   Oil Company Project), Taxable Series 1995,
   5.55%, 1-13-97 ........................     1,000    1,000,000

Louisiana - 2.68%
 Industrial District No. 3 of the Parish
   of West Baton Rouge, State of Louisiana,
   Variable Rate Demand Revenue Bonds (The
   Dow Chemical Company Project),
   Series 1995 (Taxable),
   5.45%, 1-17-97 ........................     1,000    1,000,000

New York - 4.57%
 Health Insurance Plan of Greater New York
   (Morgan Guaranty Trust Company of New York),
   5.8%, 1-1-97 ..........................     1,700    1,700,000

Pennsylvania - 3.37%
 Monroe County Industrial Development
   Authority, Manufacturing Facilities
   Revenue Bonds (United Steel Enterprises,
   Inc., Project), Taxable Variable Rate Demand/
   Fixed Rate Revenue Bonds, Series B of 1996
   (CoreStates Bank, N.A.),
   5.75%, 1-1-97 .........................       165      165,000
 Montgomery County Industrial Development
   Authority, Taxable Fixed Rate/Variable
   Rate Demand Revenue Bonds (410 Horsham
   Associates Project), Series of 1995
   (Meridian Bank),
   5.75%, 1-1-97 .........................       200      200,000


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
Pennsylvania (Continued)
 Schuylkill County Industrial Development
   Authority, Commercial Development Revenue
   Bonds (Midway Supermarket, Inc. Project),
   Taxable Series of 1995 (Meridian Bank),
   5.75%, 1-1-97 .........................    $  890  $   890,000
   Total .................................              1,255,000

South Dakota - 2.68%
 Central Plains Clinic Ltd., Floating Rate
   Taxable Bonds, Series 1996 (Cooperatieve
   Centrale Raiffeisen-Borenleenbank B.A.,
   "Rabobank Nederland," New York Branch),
   5.55%, 1-21-97 ........................     1,000    1,000,000

Texas - 6.19%
 City of Brownsville, Texas, Utilities System,
   Taxable Commercial Paper Notes, Series A
   (The Toronto-Dominion Bank),
   5.48%, 1-15-97 ........................     1,316    1,313,195
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   5.406%, 3-3-97 ........................     1,000      990,840
   Total .................................              2,304,035

TOTAL MUNICIPAL OBLIGATIONS - 30.22%                  $11,259,035
 (Cost: $11,259,035)

UNITED STATES GOVERNMENT OBLIGATIONS
 Federal Farm Credit Banks,
   4.95%, 3-3-97..........................     1,000      999,285
 Federal Home Loan Banks,
   5.82%, 11-6-97 ........................     1,000    1,000,074
 Federal National Mortgage Association,
   5.15%, 6-20-97.........................     1,000      999,540
 Student Loan Marketing Association,
   5.52%, 1-7-97..........................     1,000    1,000,000

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 10.73%$ 3,998,899
 (Cost: $3,998,899)

TOTAL INVESTMENT SECURITIES - 92.77%                  $34,563,968
 (Cost: $34,563,968)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 7.23%       2,693,634

NET ASSETS - 100.00%                                  $37,257,602


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 7.71%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................      $100   $  103,693
 ICI Wilmington, Inc.,
   9.5%, 11-15-2000 ......................        75       82,520
 Praxair, Inc.,
   6.7%, 4-15-2001 .......................       100      100,314
   Total .................................                286,527

Depository Institutions - 10.82%
 BankAmerica Corporation,
   9.7%, 8-1-2000 ........................       100      109,914
 Boatmen's Bancshares, Inc.,
   9.25%, 11-1-2001 ......................        50       55,192
 First Chicago Corporation,
   7.625%, 1-15-2003 .....................       125      130,212
 Wells Fargo & Company,
   8.375%, 5-15-2002 .....................       100      106,633
   Total .................................                401,951

Electric, Gas and Sanitary Services - 1.41%
 Consolidated Natural Gas Company,
   8.75%, 6-1-99 .........................        50       52,585

General Merchandise Stores - 5.57%
 Penney (J.C.) Company, Inc.,
   10.0%, 10-15-97 .......................       100      103,035
 Sears, Roebuck and Co.,
   9.25%, 4-15-98 ........................       100      103,853
   Total .................................                206,888

Instruments and Related Products - 2.35%
 Polaroid Corporation,
   8.0%, 3-15-99 .........................        85       87,246


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions - 15.31%
 American General Finance Corporation,
   8.25%, 1-15-98 ........................      $ 50    $  51,086
 Associates Corporation of North America,
   7.875%, 9-30-2001 .....................       100      104,885
 Ford Motor Credit Company,
   8.0%, 1-15-99 .........................       150      154,884
 General Motors Acceptance Corporation,
   7.75%, 1-15-99 ........................       100      102,825
 Household Finance Corporation,
   7.75%, 6-15-97 ........................        50       50,417
 Norwest Financial, Inc.,
   7.75%, 8-15-2001 ......................        50       52,145
 Transamerica Finance Corporation,
   8.75%, 10-1-99 ........................        50       52,680
   Total .................................                568,922

Oil and Gas Extraction - 3.59%
 Burlington Resources Inc.,
   8.5%, 10-1-2001 .......................       125      133,360

Paper and Allied Products - 2.72%
 International Paper Company,
   6.875%, 7-1-2000 ......................       100      101,258

Petroleum and Coal Products - 4.30%
 Chevron Corporation,
   8.11%, 12-1-2004 ......................       100      106,159
 Texaco Capital Inc.,
   9.0%, 12-15-99 ........................        50       53,537
   Total .................................                159,696

Railroad Transportation - 2.82%
 Union Pacific Corporation,
   7.875%, 2-15-2002 .....................       100      104,778

Transportation by Air - 2.85%
 Federal Express Corporation,
   10.0%, 9-1-98 .........................       100      105,821

Transportation Equipment - 1.35%
 General Motors Corporation,
   7.625%, 2-15-97 .......................        50       50,104

TOTAL CORPORATE DEBT SECURITIES - 60.80%               $2,259,136
 (Cost: $2,237,770)


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal National Mortgage Association:
   6.0%, 11-1-2000 .......................      $ 72   $   69,982
   5.0%, 12-25-2001 ......................        29       29,258
   6.5%, 12-1-2010 .......................        99       96,820
   6.0%, 1-1-2011 ........................        93       88,925
   6.5%, 2-1-2011 ........................        94       92,465
   7.0%, 5-1-2011 ........................        97       96,660
   7.0%, 7-1-2011 ........................        96       96,462
   11.0%, 10-1-2020 ......................        33       37,585
   7.0%, 4-1-2026 ........................        99       97,150
 Government National Mortgage Association,
   7.0%, 9-15-2008 .......................        75       75,529
 United States Treasury:
   6.375%, 8-15-2002 .....................       100      100,656
   6.25%, 2-15-2003.......................       100       99,875
   7.25%, 5-15-2004.......................       100      105,219

TOTAL UNITED STATES GOVERNMENT SECURITIES - 29.25%     $1,086,586
 (Cost: $1,082,599)

SHORT-TERM SECURITIES
Depository Institutions - 4.74%
 U.S. Bancorp,
   Master Note ...........................       176      176,000

Food and Kindred Products - 1.53%
 General Mills, Inc.,
   Master Note ...........................        57       57,000

Textile Mill Products - 1.83%
 Sara Lee Corporation,
   Master Note ...........................        68       68,000

TOTAL SHORT-TERM SECURITIES - 8.10%                    $  301,000
 (Cost: $301,000)

TOTAL INVESTMENT SECURITIES - 98.15%                   $3,646,722
 (Cost: $3,621,369)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.85%          68,702

NET ASSETS - 100.00%                                   $3,715,424


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Amusement and Recreation Services - 2.26%
 MGM Grand Hotel Finance Corp.,
   11.75%, 5-1-99.........................    $2,000 $  2,087,500

Chemicals and Allied Products - 4.28%
 Dow Capital BV,
   9.0%, 5-15-2010 .......................       500      572,970
 Dow Chemical Company (The),
   8.55%, 10-15-2009 .....................     1,000    1,113,840
 Procter & Gamble Company (The),
   8.0%, 9-1-2024 ........................     2,000    2,265,020
   Total .................................              3,951,830

Communication - 10.67%
 Bell Telephone Company of Pennsylvania (The),
   8.35%, 12-15-2030 .....................     1,000    1,175,140
 BellSouth Telecommunications, Inc.,
   5.85%, 11-15-2045 .....................     1,000      984,930
 Cablevision Industries Corporation,
   9.25%, 4-1-2008 .......................     1,000    1,060,610
 Centel Capital Corporation,
   9.0%, 10-15-2019 ......................     1,000    1,185,140
 Continental Cablevision, Inc.,
   8.5%, 9-15-2001 .......................     1,000    1,065,470
 Infinity Broadcasting Corporation,
   10.375%, 3-15-2002 ....................       250      263,750
 Jones Intercable, Inc.,
   9.625%, 3-15-2002 .....................       500      525,000
 Southwestern Bell Telephone Company,
   7.0%, 8-26-2002 .......................     1,000    1,016,440
 Tele-Communications, Inc.,
   6.58%, 2-15-2005 ......................     1,000    1,034,210
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     1,000    1,020,810
 U S WEST, Inc.,
   8.4%, 9-15-99 .........................       500      523,955
   Total .................................              9,855,455

Depository Institutions - 10.47%
 AmSouth Bancorporation,
   6.75%, 11-1-2025 ......................     1,500    1,478,130
 BarclaysAmerican Corporation,
   9.125%, 12-1-97 .......................       225      230,760
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-2005 ......................       500      510,000
 Deutsche Bank Financial Inc.,
   6.7%, 12-13-2006 ......................       750      736,020
 J.P. Morgan & Co. Incorporated,
   7.54%, 1-15-2027 ......................       750      732,968
 Kansallis-Osake-Pankki,
   10.0%, 5-1-2002 .......................     1,000    1,134,900


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Depository Institutions (Continued)
 NBD Bank, National Association,
   8.25%, 11-1-2024 ......................    $1,000 $  1,126,190
 NationsBank Corporation,
   8.57%, 11-15-2024 .....................     1,000    1,144,510
 Riggs National Corporation,
   8.5%, 2-1-2006 ........................     1,500    1,567,500
 SouthTrust Bank of Alabama, N.A.:
   5.58%, 2-6-2006 .......................       500      483,340
   7.69%, 5-15-2025 ......................       500      528,215
   Total .................................              9,672,533

Electric, Gas and Sanitary Services - 2.57%
 Arkla, Inc.,
   10.0%, 11-15-2019 .....................       975    1,086,111
 El Paso Electric Company,
   7.25%, 2-1-99 .........................       250      249,385
 Kansas Gas and Electric Company,
   7.6%, 12-15-2003 ......................     1,000    1,037,650
   Total .................................              2,373,146

Fabricated Metal Products - 1.12%
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,000    1,030,000

Food and Kindred Products - 3.58%
 Coca-Cola Enterprises Inc.:
   0.0%, 6-20-2020 .......................    10,000    1,946,700
   6.7%, 10-15-2036  .....................     1,000    1,009,200
 Nabisco, Inc.,
   6.8%, 9-1-2001 ........................       345      352,659
   Total .................................              3,308,559

General Building Contractors - 0.89%
 Del Webb Corporation,
   10.875%, 3-31-2000 ....................       800      824,000

Health Services - 0.57%
 Tenet Healthcare Corporation,
   8.625%, 12-1-2003 .....................       500      527,500

Hotels and Other Lodging Places - 1.70%
 Marriott International, Inc.,
   7.875%, 4-15-2005 .....................     1,000    1,038,710
 RHG Finance Corporation,
   8.875%, 10-1-2005 .....................       500      528,560
   Total .................................              1,567,270


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment - 1.19%
 Joy Technologies Inc.,
   10.25%, 9-1-2003 ......................   $ 1,000 $  1,102,500

Insurance Carriers - 1.76%
 Penn Central Corporation (The),
   10.625%, 4-15-2000 ....................     1,000    1,105,780
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-2000 ......................       500      515,000
   Total .................................              1,620,780

Lumber and Wood Products - 0.25%
 Doman Industries Limited,
   8.75%, 3-15-2004 ......................       250      233,750

Metal Mining - 0.53%
 Noranda Inc.,
   7.0%, 7-15-2005 .......................       500      493,630

Nondepository Institutions - 7.60%
 Associates Corporation of North America,
   7.95%, 2-15-2010 ......................       500      547,385
 Chrysler Financial Corporation,
   12.75%, 11-1-99 .......................     1,000    1,157,770
 Countrywide Mortgage Backed Securities,
   Inc.,
   6.5%, 4-25-2024 .......................     2,000    1,950,460
 DLJ Mortgage Acceptance Corp.,
   6.5%, 4-25-2024 .......................       960      913,281
 General Electric Capital Corporation,
   8.3%, 9-20-2009 .......................       250      278,760
 General Motors Acceptance Corporation,
   8.875%, 6-1-2010 ......................     1,000    1,157,220
 Residential Asset Securities Corporation,
   Mortgage Pass-Through Certificates,
   1995-KS3 Class D,
   8.0%, 10-25-2024 ......................     1,000    1,007,910
   Total .................................              7,012,786


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Oil and Gas Extraction - 4.03%
 Anadarko Petroleum Corporation,
   7.25%, 3-15-2025 ......................   $ 1,000 $  1,036,330
 Oryx Energy Company:
   10.0%, 4-1-2001 .......................       400      439,076
   8.375%, 7-15-2004 .....................       500      518,765
 Seagull Energy Corporation,
   7.875%, 8-1-2003 ......................       500      504,375
 Union Texas Petroleum Holdings, Inc.,
   8.25%, 11-15-99 .......................       250      257,777
 YPF Sociedad Anoima,
   8.0%, 2-15-2004 .......................     1,000      965,000
   Total .................................              3,721,323

Paper and Allied Products - 1.67%
 Boise Cascade Office Products Corporation,
   9.875%, 2-15-2001 .....................       500      529,395
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-2002 ......................     1,000    1,015,980
   Total .................................              1,545,375

Petroleum and Coal Products - 0.61%
 Coastal Corporation (The),
   10.375%, 10-1-2000 ....................       500      561,245

Printing and Publishing - 1.72%
 News America Holdings Incorporated,
   9.125%, 10-15-99 ......................       500      533,520
 Viacom International Inc.:
   9.125%, 8-15-99 .......................       500      511,250
   10.25%, 9-15-2001 .....................       500      545,000
   Total .................................              1,589,770

Stone, Clay and Glass Products - 1.16%
 Owens-Corning Fiberglas Corporation,
   8.875%, 6-1-2002 ......................       500      542,195
 USG Corporation,
   9.25%, 9-15-2001 ......................       500      532,500
   Total .................................              1,074,695

Transportation Equipment - 1.53%
 General Motors Corporation,
   8.8%, 3-1-2021 ........................       750      854,857
 McDonnell Douglas Corporation,
   9.25%, 4-1-2002 .......................       500      558,450
   Total .................................              1,413,307


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade -- Durable Goods- 2.86%
 Fisher Scientific International Inc.,
   7.125%, 12-15-2005 ....................   $   900 $    885,564
 Motorola, Inc.,
   8.4%, 8-15-2031 .......................     1,500    1,757,085
   Total .................................              2,642,649

TOTAL CORPORATE DEBT SECURITIES - 63.02%              $58,209,603
 (Cost: $57,018,774)

OTHER GOVERNMENT SECURITIES
Canada - 3.63%
 Hydro Quebec:
   8.05%, 7-7-2024 .......................     1,000    1,099,520
   7.4%, 3-28-2025 .......................     1,000    1,118,440
 Province of Nova Scotia,
   8.25%, 11-15-2019......................     1,000    1,132,270
   Total .................................              3,350,230

Supranational - 1.23%
 Inter-American Development Bank,
   8.4%, 9-1-2009 ........................     1,000    1,141,330

TOTAL OTHER GOVERNMENT SECURITIES - 4.86%            $  4,491,560
 (Cost: $4,270,754)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   6.83%, 7-3-2002 .......................       500      497,030
   7.5%, 2-15-2007 .......................     2,000    2,048,120
   7.5%, 11-15-2017 ......................     1,538    1,573,559
   7.5%, 4-15-2019 .......................     1,383    1,354,979
   7.95%, 12-15-2020 .....................     3,000    3,070,290
 Federal National Mortgage Association,
   7.09%, 4-1-2004 .......................       500      495,470
 Government National Mortgage Association:
   7.5%, 7-15-2023 .......................     2,168    2,181,916
   7.5%, 12-15-2023 ......................     2,279    2,293,496
   8.0%, 9-15-2025 .......................     1,945    2,010,268
   7.75%, 10-15-2031 .....................       320      324,423
 Tennessee Valley Authority,
   5.98%, 4-1-2036 .......................     1,000    1,015,640
 United States Treasury:
   5.5%, 2-28-99 .........................     5,000    4,957,800
   6.75%, 5-31-99 ........................     1,000    1,017,030
   0.0%, 5-15-2007 .......................     3,000    1,531,770

TOTAL UNITED STATES GOVERNMENT SECURITIES - 26.39%    $24,371,791
 (Cost: $24,216,245)


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BOND PORTFOLIO
DECEMBER 31, 1996

                                                            Value

TOTAL SHORT-TERM SECURITIES - 4.28%                   $ 3,950,934
 (Cost: $3,950,934)

TOTAL INVESTMENT SECURITIES - 98.55%                  $91,023,888
 (Cost: $89,456,707)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.45%       1,342,898

NET ASSETS - 100.00%                                  $92,366,786


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                              Shares        Value

COMMON STOCKS AND WARRANTS
Chemicals and Allied Products - 0.24%
 Carson, Inc.*  ..........................    16,500  $   228,938

Communication - 0.07%
 Heartland Wireless Communications,
   Inc., Warrants (C)* ...................     3,000        3,000
 Microcell Telecommunications Inc.,
   Conditional Warrants (C)* .............     5,000        3,125
 Microcell Telecommunications Inc.,
   Warrants(C)* ..........................     5,000       62,500
   Total .................................                 68,625

General Building Contractors - 0.33%
 Walter Industries, Inc.*  ...............    23,272      325,808

Hotels and Other Lodging Places - 0.71%
 Trump Hotels & Casino Resorts, Inc.*  ...     6,250       75,000
 Wyndham Hotel Corporation*  .............    25,000      615,625
   Total .................................                690,625

Industrial Machinery and Equipment - 0.15%
 Bell & Howell Company*  .................     6,250      148,437

Printing and Publishing - 0.44%
 Knight-Ridder, Inc.  ....................     5,000      191,250
 Tribune Company  ........................     3,000      236,625
   Total .................................                427,875

TOTAL COMMON STOCKS AND WARRANTS - 1.94%..            $ 1,890,308
 (Cost: $1,643,743)

PREFERRED STOCKS
Depository Institutions - 0.57%
 California Federal Bank, F.S.B.  ........     5,000      555,000

Printing and Publishing - 0.48%
 K-III Communications Corporation  .......     5,000      465,000

TOTAL PREFERRED STOCKS - 1.05%                        $ 1,020,000
 (Cost: $1,000,000)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Agricultural Production -- Crops - 0.54%
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ....................    $  500      530,000


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Agricultural Production -- Livestock - 0.31%
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 .....................    $  300  $   300,000

Amusement and Recreation Services - 5.49%
 American Skiing Company,
   12.0%, 7-15-2006 (C) ..................       500      528,750
 California Hotel Finance Corporation,
   11.0%, 12-1-2002 ......................     1,500    1,567,500
 Rio Hotel & Casino, Inc.,
   10.625%, 7-15-2005 ....................     1,000    1,067,500
 Showboat Marina Casino Partnership,
   13.5%, 3-15-2003 ......................       500      551,250
 Trump Atlantic City Associates,
   11.25%, 5-1-2006 ......................       500      495,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ......................     1,000    1,140,000
   Total .................................              5,350,000

Apparel and Other Textile Products - 2.62%
 CONSOLTEX GROUP INC.,
   11.0%, 10-1-2003 ......................     1,000    1,006,250
 Pillowtex Corporation,
   10.0%, 11-15-2006 (C) .................       500      515,000
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ....................     1,000    1,030,000
   Total .................................              2,551,250

Business Services - 4.93%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 .....................       750      803,437
 Alvey Systems, Inc.,
   11.375%, 1-31-2003 ....................     1,000    1,042,500
 Heritage Media Corporation,
   8.75%, 2-15-2006 ......................       500      480,000
 Lamar Advertising Company,
   9.625%, 12-1-2006 .....................     1,000    1,032,500
 Scotsman Group, Inc.,
   9.5%, 12-15-2000 ......................       500      512,500
 Shared Technologies Fairchild
   Communications Corp.,
   0.0%, 3-1-2006 (B) ....................       500      417,500
 Universal Outdoor, Inc.,
   9.75%, 10-15-2006 .....................       500      516,250
   Total .................................              4,804,687


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Chemicals and Allied Products - 3.22%
 Dade International Inc.,
   11.125%, 5-1-2006 .....................    $  500  $   542,500
 Freedom Chemical Company,
   10.625%, 10-15-2006 (C) ...............       750      787,500
 Revlon Worldwide Corporation,
   0.0%, 3-15-98 .........................     1,500    1,290,000
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 (C) ................       500      517,500
   Total .................................              3,137,500

Communication - 16.52%
 Adelphia Communications Corporation,
   12.5%, 5-15-2002 ......................     1,000    1,025,000
 Allbritton Communications Company,
   9.75%, 11-30-2007 .....................       500      485,000
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ........................       750      735,000
 Arch Communications Group, Inc.,
   0.0%, 3-15-2008 (B) ...................     1,000      570,000
 Argyle Television Operations, Inc.,
   9.75%, 11-1-2005 ......................     1,000    1,015,000
 Cablevision Systems Corporation,
   9.875%, 2-15-2013 .....................     1,450    1,428,250
 COMCAST CELLULAR CORPORATION,
   0.0%, 3-5-2000 ........................       500      360,000
 Comcast Corporation,
   9.5%, 1-15-2008 .......................       350      362,250
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (B) ..................       500      360,000
 Heartland Wireless Communications, Inc.,
   13.0%, 4-15-2003 ......................       500      497,500
 Infinity Broadcasting Corporation,
   10.375%, 3-15-2002 ....................       500      527,500
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (B) ...................       750      510,000
 MFS Communications Company, Inc.:
   0.0%, 1-15-2004 (B) ...................       500      433,750
   0.0%, 1-15-2006 (B) ...................     1,000      727,500
 Marcus Cable Operating Company, L.P.,
   0.0%, 8-1-2004 (B) ....................     1,500    1,230,000
 Metrocall, Inc.,
   10.375%, 10-1-2007 ....................       500      430,000
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (B) ....................     1,250      696,875
 RSL Communications, Ltd., Units,
   12.25%, 11-15-2006 (C)(D) .............       500      502,500
 Rogers Cantel Inc.,
   9.375%, 6-1-2008 ......................       500      525,000


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (B) ...................    $1,000  $   682,500
 Teleport Communications Group Inc.,
   0.0%, 7-1-2007 (B).....................     1,250      856,250
 USA Mobile Communications, Inc. II,
   9.5%, 2-1-2004 ........................       500      475,000
 Vanguard Cellular Systems, Inc.,
   9.375%, 4-15-2006 .....................       500      507,500
 Videotron Plc,
   0.0%, 8-15-2005 (B) ...................     1,000      805,000
 Wireless One, Inc., Units,
   0.0%, 8-1-2006 (B)(E) .................       750      341,250
   Total .................................             16,088,625

Depository Institutions - 0.58%
 First Nationwide Holdings Inc.,
   12.5%, 4-15-2003 ......................       500      560,000

Eating and Drinking Places - 0.53%
 Foodmaker, Inc.,
   9.25%, 3-1-99 .........................       500      511,250

Electronic and Other Electric Equipment - 1.09%
 Advanced Micro Devices, Inc.,
   11.0%, 8-1-2003 .......................       500      542,500
 Rayovac Corporation,
   10.25%, 11-1-2006 (C) .................       500      516,250
   Total .................................              1,058,750

Engineering and Management Services - 0.74%
 United International Holdings, Inc.,
   0.0%, 11-15-99 ........................     1,000      725,000

Fabricated Metal Products - 2.79%
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,500    1,545,000
 Nortek, Inc.,
   9.875%, 3-1-2004 ......................       500      505,000
 Silgan Corporation,
   13.25%, 12-15-2002 ....................       139      139,869
 U.S. Can Corporation,
   10.125%, 10-15-2006 (C) ...............       500      525,625
   Total .................................              2,715,494


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Food and Kindred Products - 2.41%
 Dr Pepper Bottling Holdings, Inc.,
   0.0%, 2-15-2003 (B) ...................   $   500 $    470,000
 Specialty Foods Corporation:
   10.25%, 8-15-2001 .....................     1,000      925,000
   11.125%, 10-1-2002 ....................     1,000      950,000
   Total .................................              2,345,000

Food Stores - 5.70%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ......................       500      462,500
 Bruno's, Inc.,
   10.5%, 8-1-2005 .......................     1,500    1,590,000
 Kroger Co. (The),
   9.75%, 2-15-2004 ......................     1,000    1,060,000
 Penn Traffic Company (The),
   10.375%, 10-1-2004 ....................     1,000      837,500
 Ralphs Grocery Company,
   11.0%, 6-15-2005 ......................     1,000    1,050,000
 Smith's Food & Drug Centers, Inc.,
   11.25%, 5-15-2007 .....................       500      552,500
   Total .................................              5,552,500

Furniture and Fixtures - 1.55%
 Lear Seating Corporation,
   8.25%, 2-1-2002 .......................     1,500    1,511,250

General Building Contractors - 1.82%
 Beazer Homes USA, Inc.,
   9.0%, 3-1-2004 ........................       750      723,750
 NVR L.P.,
   11.0%, 4-15-2003 ......................     1,000    1,050,000
   Total .................................              1,773,750

Health Services - 2.63%
 Abbey Healthcare Group Incorporated,
   9.5%, 11-1-2002 .......................       500      522,500
 Quorum Health Group, Inc.,
   8.75%, 11-1-2005 ......................     1,000    1,025,000
 Regency Health Services, Inc.,
   9.875%, 10-15-2002 ....................     1,000    1,015,000
   Total .................................              2,562,500

Holding and Other Investment Offices - 2.40%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-2003 .....................     1,000    1,095,000
 LTC Properties, Inc., Convertible,
   8.5%, 1-1-2000 ........................     1,000    1,240,000
   Total .................................              2,335,000


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Hotels and Other Lodging Places - 5.88%
 Boyd Gaming Corporation,
   9.25%, 10-1-2003 ......................    $  500 $    490,000
 Casino America, Inc.,
   12.5%, 8-1-2003 .......................       750      710,625
 HMC Acquisition Properties, Inc.,
   9.0%, 12-15-2007 ......................       500      507,500
 Prime Hospitality Corp.,
   9.25%, 1-15-2006 ......................     1,500    1,530,000
 Red Roof Inns, Inc.,
   9.625%, 12-15-2003 ....................       500      500,000
 Showboat, Inc.,
   9.25%, 5-1-2008 .......................     1,000      982,500
 Station Casinos, Inc.,
   10.125%, 3-15-2006 ....................     1,000    1,005,000
   Total .................................              5,725,625

Industrial Machinery and Equipment - 2.44%
 American Standard Inc.,
   9.875%, 6-1-2001 ......................     1,000    1,060,000
 Bell & Howell Company,
   10.75%, 10-1-2002 .....................       750      798,750
 Walbro Corporation,
   9.875%, 7-15-2005 .....................       500      515,000
   Total .................................              2,373,750

Instruments and Related Products - 2.58%
 Cole National Group, Inc.,
   9.875%, 12-31-2006 (C) ................       500      515,000
 IMED Corporation,
   9.75%, 12-1-2006 (C) ..................       500      508,750
 InterCel, Inc., Units,
   0.0%, 2-1-2006 (B)(F) .................         8      444,375
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .......................     1,000    1,047,500
   Total .................................              2,515,625

Lumber and Wood Products - 1.08%
 Triangle Pacific Corp.,
   10.5%, 8-1-2003 .......................     1,000    1,055,000

Miscellaneous Retail - 0.50%
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ....................       500      487,500

Motion Pictures - 1.14%
 MacAndrews & Forbes Group, Incorporated,
   13.0%, 3-1-99 .........................       100      101,125
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ....................     1,000    1,007,500
   Total .................................              1,108,625


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Oil and Gas Extraction - 1.62%
 Flores & Rucks, Inc.,
   9.75%, 10-1-2006 ......................    $1,000 $  1,060,000
 Kelley Oil & Gas Corporation,
   10.375%, 10-15-2006 (C) ...............       500      521,250
   Total .................................              1,581,250

Paper and Allied Products - 4.57%
 Asia Pulp & Paper Company Ltd,
   11.75%, 10-1-2005 .....................     1,000    1,072,500
 Container Corporation of America,
   11.25%, 5-1-2004 ......................     1,500    1,627,500
 Fort Howard Corporation,
   11.0%, 1-2-2002 .......................       453      477,611
 Mail-Well Corporation,
   10.5%, 2-15-2004 ......................       500      495,000
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .......................       750      780,000
   Total .................................              4,452,611

Personal Services - 0.56%
 Prime Succession Acquisition Corp.,
   10.75%, 8-15-2004 (C) .................       500      542,500

Primary Metal Industries - 1.05%
 Essex Group, Inc.,
   10.0%, 5-1-2003 .......................     1,000    1,025,000

Printing and Publishing - 5.83%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 ...................     1,000    1,075,000
 Big Flower Press, Inc.,
   10.75%, 8-1-2003 ......................       666      700,965
 Jordan Industries, Inc.,
   10.375%, 8-1-2003 .....................     1,500    1,477,500
 K-III Communications Corporation,
   8.5%, 2-1-2006 ........................       500      491,250
 Viacom International, Inc.,
   8.0%, 7-7-2006 ........................     2,000    1,935,000
   Total .................................              5,679,715

Rubber and Miscellaneous Plastics Products - 0.46%
 RBX Corporation,
   11.25%, 10-15-2005 ....................       500      450,000


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
DECEMBER 31, 1996

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Textile Mill Products - 1.09%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006  .....................    $  500 $    515,000
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ......................       500      545,000
   Total .................................              1,060,000

Transportation Equipment - 1.62%
 Aetna Industries, Inc.,
   11.875%, 10-1-2006 ....................       500      535,000
 Greenwich Air Services, Inc.,
   10.5%, 6-1-2006 .......................       500      532,500
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 .....................       500      510,000
   Total .................................              1,577,500

Trucking and Warehousing - 0.54%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ....................       500      530,000

Wholesale Trade -- Durable Goods - 2.80%
 E&S Holdings Corporation,
   10.375%, 10-1-2006 (C) ................       500      523,750
 Exide Corporation:
   0.0%, 12-15-2004 (B) ..................       500      460,000
   10.0%, 4-15-2005 ......................       500      518,750
 General Medical Corporation,
   12.125%, 8-15-2005 ....................     1,264    1,223,439
   Total .................................              2,725,939

Wholesale Trade -- Nondurable Goods - 0.57%
 United Stationers Supply Co.,
   12.75%, 5-1-2005 ......................       500      556,250

TOTAL CORPORATE DEBT SECURITIES - 90.20%              $87,859,446
 (Cost: $85,241,309)

TOTAL SHORT-TERM SECURITIES - 4.74%                   $ 4,619,233
 (Cost: $4,619,233)

TOTAL INVESTMENT SECURITIES - 97.93%                  $95,388,987
 (Cost: $92,504,285)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.07%       2,017,084

NET ASSETS - 100.00%                                  $97,406,071


              See Notes to Schedules of Investments on pages  - .

TMK/UNITED FUNDS, INC.
Notes to Schedules of Investments


*No income dividends were paid during the preceding 12 months.
(A)  Listed on an exchange outside of the United States.
(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(C)  As of December 31, 1996, the following restricted securities were owned in
     the High Income Portfolio:              Shares/
                              Principal
                   Acquisition  Amount Acquisition  Market
    Security            Date  (in 000's)      Cost   Value
 ----------------  --------------------------------------------
 Heartland Wireless Communications,
    Inc., Warrants     4/20/95     3,000$   18,500    $3,000
 Microcell Telecommunications Inc.,
    Conditional Warrants 6/13/96   5,000       ---     3,125
 Microcell Telecommunications Inc.,
    Warrants           6/13/96     5,000    61,247    62,500
 American Skiing Company,
    12.0%, 7-15-2006   6/25/96    $  500   485,825   528,750
 Cole National Group, Inc.,
    9.875%, 12-31-2006 11/13/96      500   496,250   515,000
 E&S Holdings Corporation,
    10.375%, 10-1-2006 9/24/96       250   250,000   261,875
                       9/25/96       250   254,375   261,875
 Freedom Chemical Company,
    10.625%, 10-15-2006 10/10/96     500   500,000   525,000
                      10/15/96       250   253,438   262,500
 IMED Corporation,
    9.75%, 12-1-2006  11/19/96       500   500,000   508,750
 Kelley Oil & Gas Corporation,
    10.375%, 10-15-2006 10/25/96     500   498,750   521,250
 Pillowtex Corporation,
    10.0%, 11-15-2006  11/6/96       500   500,000   515,000
 Prime Succession Acquisition Corp.,
    10.75%, 8-15-2004  8/13/96       500   500,000   542,500
 RSL Communications, Ltd., Units,
    12.25%, 11-15-2006 9/30/96       500   500,000   502,500
 Rayovac Corporation,
    10.25%, 11-1-2006 10/17/96       500   500,000   516,250
 Spinnaker Industries, Inc.,
    10.75%, 10-15-200610/18/96       500   500,000   517,500
 U.S. Can Corporation,
    10.125%, 10-15-2006 10/10/96     500   500,000   525,625
                                        --------------------
                                        $6,318,385$6,573,000
                                        ====================
     The total market value of restricted securities represents approximately 6.75% of the total net assets in the High Income Portfolio at December 31, 1996.

TMK/UNITED FUNDS, INC.
Notes to Schedules of Investments
 (D) Each Unit consists of one 12.25% senior note due 2006 and one warrant to purchase Class A common stock.
 (E) Each Unit consists of $1,000 principal amount of 13.5% senior discount notes due 2006 and one warrant to purchase 2.274 shares of common stock.
 (F) Each Unit consists of 10 senior discount notes due 2-1-2006 and 32 warrants.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                  Growth         Income  International
                               Portfolio      Portfolio      Portfolio
Assets                       -----------     ----------    -----------
 Investment securities--at
   value (Notes 1 and 3)    $512,448,451   $463,979,407    $80,225,093
 Cash   .................         13,765          5,243          5,496
 Receivables:
   Investment securities
    sold  ...............            ---            ---            ---
   Fund shares sold .....        199,072        167,322         61,374
   Dividends and interest        578,733        431,588        100,691
 Prepaid insurance
   premium ..............          3,137          2,095            575
                            ------------    -----------     ----------
    Total assets  .......    513,243,158    464,585,655     80,393,229
Liabilities                 ------------   ------------    -----------
 Payable for investment
   securities purchased .            ---      2,141,771        525,759
 Payable for Fund shares
   redeemed .............         60,077         34,968          3,217
 Accrued accounting
   services fee (Note 2).          5,000          5,000          2,500
 Other  .................         15,391         12,496         12,300
                            ------------   ------------    -----------
    Total liabilities  ..         80,468      2,194,235        543,776
                            ------------   ------------    -----------
      Total net assets ..   $513,162,690   $462,391,420    $79,849,453
Net Assets                  ============   ============    ===========
 $0.01 par value capital stock
   Capital stock ........   $    755,015   $    456,129    $   133,104
   Additional paid-in
    capital  ............    482,465,582    321,429,249     70,594,734
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income            ---            ---            ---
   Accumulated undistributed
    net realized loss
    on investment
    transactions  .......            ---            ---     (1,248,302)
   Net unrealized appreciation
    of investments at end
    of period  ..........     29,942,093    140,506,042     10,369,917
                            ------------   ------------    -----------
    Net assets applicable to
      outstanding units
      of capital ........   $513,162,690   $462,391,420    $79,849,453
                            ============   ============    ===========
Net asset value, redemption
 and offering price per share    $6.7967       $10.1373        $5.9990
                                 =======       ========        =======
Capital shares outstanding    75,501,538     45,612,852     13,310,431
Capital shares authorized    100,000,000    100,000,000    100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
                                                                 Asset
                               Small Cap       Balanced       Strategy
                               Portfolio      Portfolio      Portfolio
Assets                      ------------   ------------    -----------
 Investment securities--at
   value (Notes 1 and 3).    $97,315,515    $42,026,516     $8,384,830
 Cash   .................          4,758          2,272          5,737
 Receivables:
   Investment securities
    sold  ...............        782,167            ---            ---
   Fund shares sold .....         92,768         60,098            439
   Dividends and interest        103,602        348,272         83,492
 Prepaid insurance
   premium ..............            600            350            145
                             -----------    -----------     ----------
    Total assets  .......     98,299,410     42,437,508      8,474,643
Liabilities                  -----------   ------------     ----------
 Payable for investment
   securities purchased .        881,250            ---            ---
 Payable for Fund shares
   redeemed .............          4,188          7,152            ---
 Accrued accounting
   services fee (Note 2)           2,500          1,667            ---
 Other  .................          3,182          1,631            445
                             -----------    -----------     ----------
    Total liabilities  ..        891,120         10,450            445
                             -----------    -----------     ----------
      Total net assets ..    $97,408,290    $42,427,058     $8,474,198
Net Assets                   ===========    ===========     ==========
 $0.01 par value capital stock
   Capital stock ........    $   121,492    $    68,467     $   16,505
   Additional paid-in
    capital  ............     88,162,423     38,883,605      8,346,900
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income            ---            ---            ---
   Accumulated undistributed
    net realized loss
    on investment
    transactions  .......            ---            ---        (46,572)
   Net unrealized appreciation
    of investments at end
    of period  ..........      9,124,375      3,474,986         157,365
                             -----------    -----------     ----------
    Net assets applicable to
      outstanding units
      of capital ........    $97,408,290    $42,427,058     $8,474,198
                             ===========    ===========     ==========
Net asset value, redemption
 and offering price per share    $8.0176        $6.1967        $5.1343
                                 =======        =======        =======
Capital shares outstanding    12,149,248      6,846,695      1,650,512
Capital shares authorized    100,000,000     50,000,000    100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                            Money Market   Limited-Term           Bond
                               Portfolio Bond Portfolio      Portfolio
Assets                     -------------   ------------    -----------
 Investment securities--at
   value (Notes 1 and 3).    $34,563,968     $3,646,722    $91,023,888
 Cash   .................          3,157          2,548          4,462
 Receivables:
   Investment securities
    sold  ...............            ---            ---            ---
   Fund shares sold .....      2,671,382            ---         59,499
   Dividends and interest        227,123         66,241      1,348,197
 Prepaid insurance
   premium ..............            968            145          1,111
                             -----------     ----------     ----------
    Total assets  .......     37,466,598      3,715,656     92,437,157
Liabilities                  -----------     ----------    -----------
 Payable for investment
   securities purchased .            ---            ---            ---
 Payable for Fund shares
   redeemed .............        206,275            ---         65,440
 Accrued accounting
   services fee (Note 2).          1,667            ---          2,500
 Other  .................          1,054            232          2,431
                             -----------     ----------    -----------
    Total liabilities  ..        208,996            232         70,371
                             -----------     ----------    -----------
      Total net assets ..    $37,257,602     $3,715,424    $92,366,786
Net Assets                   ===========     ==========    ===========
 $0.01 par value capital stock
   Capital stock ........    $   372,576     $    7,195    $   177,614
   Additional paid-in
    capital  ............     36,885,026      3,682,876     93,241,722
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income            ---            ---            ---
   Accumulated undistributed
    net realized loss
    on investment
    transactions  .......            ---            ---     (2,619,731)
   Net unrealized appreciation
    of investments at end
    of period  ..........            ---         25,353      1,567,181
                             -----------     ----------    -----------
    Net assets applicable to
      outstanding units
      of capital ........    $37,257,602     $3,715,424    $92,366,786
                             ===========     ==========    ===========
Net asset value, redemption
 and offering price per share    $1.0000        $5.1639        $5.2004
                                 =======        =======        =======
Capital shares outstanding    37,257,602        719,500     17,761,447
Capital shares authorized    200,000,000     50,000,000    100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                             High Income
                               Portfolio
Assets                     -------------
 Investment securities--at
   value (Notes 1 and 3).    $95,388,987
 Cash   .................          3,557
 Receivables:
   Investment securities
    sold  ...............            ---
   Fund shares sold .....         81,991
   Dividends and interest      2,035,604
 Prepaid insurance
   premium ..............          1,281
                             -----------
    Total assets  .......     97,511,420
Liabilities                  -----------
 Payable for investment
   securities purchased .            ---
 Payable for Fund shares
   redeemed .............        100,021
 Accrued accounting
   services fee (Note 2)           2,500
 Other  .................          2,828
                             -----------
    Total liabilities  ..        105,349
                             -----------
      Total net assets ..    $97,406,071
Net Assets                   ===========
 $0.01 par value capital stock
   Capital stock ........    $   212,908
   Additional paid-in
    capital  ............     94,545,977
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income            ---
   Accumulated undistributed
    net realized loss
    on investment
    transactions  .......       (237,516)
   Net unrealized appreciation
    of investments at end
    of period  ..........      2,884,702
                             -----------
    Net assets applicable to
      outstanding units
      of capital ........    $97,406,071
                             ===========
Net asset value, redemption
 and offering price per share    $4.5750
                                 =======
Capital shares outstanding    21,290,838
Capital shares authorized    100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended DECEMBER 31, 1996

                                  Growth         Income  International
                               Portfolio      Portfolio      Portfolio
                              ----------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest .............    $ 2,967,518    $ 1,189,162     $  768,107
   Dividends ............      7,032,017      5,508,654        778,353
                             -----------    -----------     ----------
    Total income               9,999,535      6,697,816      1,546,460
                             -----------    -----------     ----------
 Expenses (Note 2):
   Investment management
    fee  ................      3,238,802      2,772,236        513,923
   Accounting services
    fee  ................         60,000         59,167         30,000
   Custodian fees .......         37,764         19,618         82,193
   Audit fees ...........         12,608         10,257          5,240
   Legal fees ...........         10,474          9,018          2,024
   Other ................         20,632         18,036          3,175
                             -----------    -----------     ----------
    Total expenses  .....      3,380,280      2,888,332        636,555
                             -----------    -----------     ----------
      Net investment income    6,619,255      3,809,484        909,905
                             -----------    -----------     ----------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........     51,959,601      7,401,806       (973,393)
 Realized net gain (loss)
   on foreign currency
   transactions .........          1,777            ---        (63,943)
                             -----------    -----------     ----------
   Realized net gain (loss)
    on investments  .....     51,961,378      7,401,806     (1,037,336)
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........     (3,365,641)    60,154,057      9,364,785
                             -----------    -----------     ----------
    Net gain (loss) on
      investments .......     48,595,737     67,555,863      8,327,449
                             -----------    -----------     ----------
      Net increase
       in net assets
       resulting from
       operations  ......    $55,214,992    $71,365,347     $9,237,354
                             ===========    ===========     ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended DECEMBER 31, 1996

                               Small Cap       Balanced Asset Strategy
                               Portfolio      Portfolio      Portfolio
                              ----------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest .............     $  928,415     $  870,557       $339,073
   Dividends ............          6,825        383,567         18,744
                              ----------     ----------       --------
    Total income  .......        935,240      1,254,124        357,817
                              ----------     ----------       --------
 Expenses (Note 2):
   Investment management
    fee  ................        689,578        194,884         59,397
   Accounting services
    fee  ................         30,000         19,167            ---
   Custodian fees .......          6,755          4,259          3,647
   Audit fees ...........          5,303          5,093          4,982
   Legal fees ...........          1,902            722            207
   Other ................          3,700          1,703            325
                              ----------     ----------       --------
    Total expenses  .....        737,238        225,828         68,558
                              ----------     ----------       --------
      Net investment income      198,002      1,028,296        289,259
                              ----------     ----------       --------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........      3,641,030      1,315,431        (46,572)
 Realized net gain (loss)
   on foreign currency
   transactions .........            ---          1,290           (128)
                              ----------     ----------       --------
   Realized net gain (loss)
    on investments  .....      3,641,030      1,316,721        (46,700)
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........        172,785      1,209,473        211,346
                              ----------     ----------       --------
    Net gain (loss) on
      investments .......      3,813,815      2,526,194        164,646
                              ----------     ----------       --------
      Net increase
       in net assets
       resulting from
       operations  ......     $4,011,817     $3,554,490       $453,905
                              ==========     ==========       ========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended DECEMBER 31, 1996

                            Money Market   Limited-Term           Bond
                               Portfolio Bond Portfolio      Portfolio
                         ---------------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest .............     $1,980,105       $218,628     $6,148,572
   Dividends ............            ---            ---            ---
                              ----------       --------     ----------
    Total income  .......      1,980,105        218,628      6,148,572
                              ----------       --------     ----------
 Expenses (Note 2):
   Investment management
    fee  ................        181,734         18,112        469,708
   Accounting services
    fee  ................         20,000            ---         30,000
   Custodian fees .......          5,502          1,361          6,481
   Audit fees ...........          5,136          4,965          5,874
   Legal fees ...........          7,482             75          1,984
   Other ................          2,149            316          4,839
                              ----------       --------     ----------
    Total expenses  .....        222,003         24,829        518,886
                              ----------       --------     ----------
      Net investment income    1,758,102        193,799      5,629,686
                              ----------       --------     ----------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........            ---            848        (16,696)
 Realized net gain (loss)
   on foreign currency
   transactions .........            ---            ---         50,409
                              ----------       --------     ----------
   Realized net gain (loss)
    on investments  .....            ---            848         33,713
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........            ---        (66,484)    (2,694,467)
                              ----------       --------     ----------
    Net gain (loss) on
      investments .......            ---        (65,636)    (2,660,754)
                              ----------       --------     ----------
      Net increase
       in net assets
       resulting from
       operations  ......     $1,758,102       $128,163     $2,968,932
                              ==========       ========    ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended DECEMBER 31, 1996

                             High Income
                               Portfolio
                         ---------------
Investment Income
 Income (Note 1B):
   Interest .............    $ 8,733,322
   Dividends ............        125,386
                              ----------
    Total income  .......      8,858,708
                              ----------
 Expenses (Note 2):
   Investment management
    fee  ................        590,009
   Accounting services
    fee  ................         30,000
   Custodian fees .......          6,361
   Audit fees ...........          5,875
   Legal fees ...........          2,042
   Other ................          4,862
                              ----------
    Total expenses  .....        639,149
                              ----------
      Net investment income    8,219,559
                              ----------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........      2,951,518
 Realized net gain (loss)
   on foreign currency
   transactions .........            ---
                              ----------
   Realized net gain (loss)
    on investments  .....      2,951,518
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........       (486,973)
                              ----------
    Net gain (loss) on
      investments .......      2,464,545
                              ----------
      Net increase
       in net assets
       resulting from
       operations  ......    $10,684,104
                             ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1996

                                  Growth         Income  International
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............   $  6,619,255   $  3,809,484    $   909,905
   Realized net gain (loss)
    on investments  .....     51,961,378      7,401,806     (1,037,336)
   Unrealized appreciation
    (depreciation)  .....     (3,365,641)    60,154,057      9,364,785
                            ------------   ------------    -----------
    Net increase
      in net assets
      resulting from
      operations.........     55,214,992     71,365,347      9,237,354
                            ------------   ------------    -----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............     (6,621,032)    (3,809,484)      (845,962)
   From realized gains
    on securities
    transactions  .......    (51,959,601)    (7,400,042)      (169,132)
   In excess of realized
    gains  ..............            ---            ---            ---
                            ------------   ------------    -----------
                             (58,580,633)   (11,209,526)    (1,015,094)
                            ------------   ------------    -----------
 Capital share
   transactions** .......     97,702,647     71,041,567     21,430,848
                            ------------   ------------    -----------
      Total increase ....     94,337,006    131,197,388     29,653,108
Net Assets
 Beginning of period  ...    418,825,684    331,194,032     50,196,345
                            ------------   ------------    -----------
 End of period  .........   $513,162,690   $462,391,420    $79,849,453
                            ============   ============    ===========
   Undistributed net
    investment income  ..           $---           $---           $---
                              ==========     ==========       ========
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............     10,798,375      9,532,901      4,545,608
Shares issued from reinvest-
 ment of dividends and/or
 distributions ..........      8,618,982      1,105,770        169,211
Shares redeemed .........     (5,273,088)    (3,201,312)      (913,129)
                               ---------      ---------      ---------
Increase in outstanding
 capital shares .........     14,144,269      7,437,359      3,801,690
                               =========      =========      =========
Value issued from sale
 of shares  .............    $76,770,633   $ 90,220,484   $ 25,545,695
Value issued from reinvest-
 ment of dividends and/or
 distributions ..........     58,580,633     11,209,526      1,015,094
Value redeemed ..........    (37,648,619)   (30,388,443)    (5,129,941)
        .................    -----------    -----------    -----------
Increase in
 outstanding capital  ...    $97,702,647    $71,041,567    $21,430,848
                             ===========    ===========    ===========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1996

                               Small Cap       Balanced Asset Strategy
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............    $   198,002    $ 1,028,296     $  289,259
   Realized net gain (loss)
    on investments  .....      3,641,030      1,316,721        (46,700)
   Unrealized appreciation
    (depreciation)  .....        172,785      1,209,473        211,346
                             -----------    -----------     ----------
    Net increase
      in net assets
      resulting from
      operations.........      4,011,817      3,554,490        453,905
                             -----------    -----------     ----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............       (198,002)    (1,029,586)      (289,131)
   From realized gains
    on securities
    transactions  .......     (3,641,030)            ---           ---
   In excess of realized
    gains  ..............            ---     (1,315,431)           ---
                             -----------    -----------     ----------
                              (3,839,032)    (2,345,017)      (289,131)
                             -----------    -----------     ----------
 Capital share
   transactions** .......     41,644,058     17,614,713      3,965,482
                             -----------    -----------     ----------
      Total increase ....     41,816,843     18,824,186      4,130,256
Net Assets
 Beginning of period  ...     55,591,447     23,602,872      4,343,942
                             -----------    -----------     ----------
 End of period  .........    $97,408,290    $42,427,058     $8,474,198
                             ===========    ===========     ==========
   Undistributed net
    investment income   .           $---           $---           $---
                                 =======       ========       ========
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............      5,458,630      2,884,829      1,038,946
Shares issued from reinvest-
 ment of dividends and/or
 distributions ..........        478,826        378,430         56,314
Shares redeemed .........     (1,014,254)      (417,037)      (311,169)
                              ----------      ---------      ---------
Increase in outstanding
 capital shares .........      4,923,202      2,846,222        784,091
                               =========      =========      =========
Value issued from sale
 of shares  .............    $46,147,982    $17,870,938     $5,287,460
Value issued from reinvest-
 ment of dividends and/or
 distributions ..........      3,839,032      2,345,016        289,131
Value redeemed ..........     (8,342,956)    (2,601,241)    (1,611,109)
                             -----------    -----------    -----------
Increase in
 outstanding capital  ...    $41,644,058    $17,614,713     $3,965,482
                             ===========    ===========     ==========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1996

                            Money Market   Limited-Term           Bond
                               Portfolio Bond Portfolio      Portfolio
                          --------------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............    $ 1,758,102     $  193,799    $ 5,629,686
   Realized net gain (loss)
    on investments  .....            ---            848         33,713
   Unrealized appreciation
    (depreciation)  .....            ---        (66,484)    (2,694,467)
                             -----------     ----------    -----------
    Net increase
      in net assets
      resulting from
      operations.........      1,758,102        128,163      2,968,932
                             -----------     ----------    -----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............     (1,758,102)      (193,799)    (5,680,095)
   From realized gains
    on securities
    transactions  .......            ---           (848)           ---
   In excess of realized
    gains  ..............            ---            ---            ---
                             -----------     ----------    -----------
                              (1,758,102)      (194,647)    (5,680,095)
                             -----------     ----------    -----------
 Capital share
   transactions** .......        385,358        928,429      6,508,442
                             -----------     ----------    -----------
      Total increase ....        385,358        861,945      3,797,279
Net Assets
 Beginning of period  ...     36,872,244      2,853,479     88,569,507
                             -----------     ----------    -----------
 End of period  .........    $37,257,602     $3,715,424    $92,366,786
                             ===========     ==========    ===========
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====        =======     ==========
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............    217,565,342        223,662      2,284,864
Shares issued from reinvest-
 ment of dividends and/or
 distributions ..........      1,758,186         37,694      1,092,242
Shares redeemed .........   (218,938,170)       (85,156)    (2,142,176)
                             -----------        -------      ---------
Increase in outstanding
 capital shares .........        385,358        176,200      1,234,930
                             ===========        =======      =========
Value issued from sale
 of shares  .............   $217,565,342     $1,180,216    $12,180,349
Value issued from reinvest-
 ment of dividends and/or
 distributions ..........      1,758,186        194,647      5,680,095
Value redeemed ..........   (218,938,170)      (446,434)   (11,352,002)
                             -----------     ----------    -----------
Increase in
 outstanding capital  ...   $    385,358     $  928,429    $ 6,508,442
                             ===========     ==========    ===========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1996

                             High Income
                               Portfolio
                             -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............    $ 8,219,559
   Realized net gain (loss)
    on investments  .....      2,951,518
   Unrealized appreciation
    (depreciation)  .....       (486,973)
                              ----------
    Net increase
      in net assets
      resulting from
      operations.........     10,684,104
                              ----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............     (8,219,559)
   From realized gains
    on securities
    transactions  .......            ---
   In excess of realized
    gains  ..............            ---
                             -----------
                              (8,219,559)
                             -----------
 Capital share
   transactions** .......      8,255,333
                             -----------
      Total increase ....     10,719,878
Net Assets
 Beginning of period  ...     86,686,193
                             -----------
 End of period  .........    $97,406,071
                             ===========
   Undistributed net
    investment income  ..           $---
                              ==========
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............      2,475,713
Shares issued from reinvest-
 ment of dividends and/or
 distributions ..........      1,796,625
Shares redeemed .........     (2,484,538)
                               ---------
Increase in outstanding
 capital shares .........      1,787,800
                               =========
Value issued from sale
 of shares  .............    $11,575,727
Value issued from reinvest-
 ment of dividends and/or
 distributions ..........      8,219,560
Value redeemed ..........    (11,539,954)
                             -----------
Increase in
 outstanding capital  ...    $ 8,255,333
                             ===========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                                  Growth         Income  International
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............   $  4,620,896   $  3,112,227    $   791,682
   Realized net gain (loss)
    on investments  .....     64,283,233      5,870,913       (155,262)
   Unrealized appreciation
    (depreciation)  .....     42,925,336     63,977,939      1,669,228
                            ------------   ------------    -----------
    Net increase in net
      assets resulting
      from operations....    111,829,465     72,961,079      2,305,648
                            ------------   ------------    -----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............     (4,621,508)    (3,112,674)      (721,188)
   From realized gains
    on securities
    transactions  .......    (64,282,621)    (5,407,615)           ---
   In excess of realized
    gains  ..............           ----         (1,764)           ---
                            ------------   ------------    -----------
                             (68,904,129)    (8,522,053)      (721,188)
                            ------------   ------------    -----------
 Capital share
   transactions** .......     99,163,713     47,981,404     22,592,251
                            ------------   ------------    -----------
      Total increase ....    142,089,049    112,420,430     24,176,711
Net Assets
 Beginning of period  ...    276,736,635    218,773,602     26,019,634
                            ------------   ------------    -----------
 End of period  .........   $418,825,684   $331,194,032    $50,196,345
                            ============   ============    ===========
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====           ====           ====
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............      8,244,920      7,529,946      5,011,325
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........     10,094,216        982,290        136,620
Shares redeemed .........     (3,897,735)    (2,657,368)      (850,796)
                              ----------      ---------      ---------
Increase in outstanding
 capital shares .........     14,441,401      5,854,868      4,297,149
                              ==========      =========      =========
Value issued from sale
 of shares  .............    $57,245,750    $60,548,279    $26,298,441
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........     68,904,129      8,522,053        721,188
Value redeemed ..........    (26,986,166)   (21,088,928)    (4,427,378)
                             -----------    -----------    -----------
Increase in
 outstanding capital  ...    $99,163,713    $47,981,404    $22,592,251
                             ===========    ===========    ===========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                               Small Cap       Balanced Asset Strategy
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment income     $   625,470    $   511,312     $   60,277
   Realized net gain (loss)
    on investments  .....      1,011,622        375,170          4,660
   Unrealized appreciation
    (depreciation)  .....      7,643,311      2,500,947        (53,981)
                             -----------    -----------     ----------
    Net increase in net
      assets resulting
      from operations....      9,280,403      3,387,429         10,956
                             -----------    -----------     ----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............       (625,470)      (511,312)       (59,911)
   From realized gains
    on securities
    transactions  .......     (1,011,622)      (371,952)        (5,026)
   In excess of realized
    gains  ..............           ----            ---            ---
                             -----------    -----------     ----------
                              (1,637,092)      (883,264)       (64,937)
                             -----------    -----------     ----------
 Capital share
   transactions** .......     31,867,974     12,427,639      4,397,923
                             -----------    -----------     ----------
    Total increase   ....     39,511,285     14,931,804      4,343,942
Net Assets
 Beginning of period  ...     16,080,162      8,671,068            ---
                             -----------    -----------     ----------
 End of period  .........    $55,591,447    $23,602,872     $4,343,942
                             ===========    ===========     ==========
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====           ====           ====
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............      4,818,197      2,264,439        876,052
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........        212,809        149,718         12,955
Shares redeemed .........       (488,640)      (170,404)       (22,586)
                               ---------      ---------        -------
Increase in outstanding
   capital shares........      4,542,366      2,243,753        866,421
                               =========      =========        =======
Value issued from sale
 of shares  .............    $33,624,752    $12,476,652     $4,448,147
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,637,092        883,263         64,938
Value redeemed ..........     (3,393,870)      (932,276)      (115,162)
                             -----------    -----------     ----------
Increase in
 outstanding capital  ...    $31,867,974    $12,427,639     $4,397,923
                             ===========    ===========     ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                            Money Market   Limited-Term           Bond
                               Portfolio Bond Portfolio      Portfolio
                          --------------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment income     $ 1,574,075     $  144,743    $ 5,511,692
   Realized net gain (loss)
    on investments  .....            ---         10,804        882,169
   Unrealized appreciation
    (depreciation)  .....            ---        139,524      8,857,982
                             -----------     ----------    -----------
    Net increase in net
      assets resulting
      from operations....      1,574,075        295,071     15,251,843
                             -----------     ----------    -----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............     (1,574,075)      (144,743)    (5,517,200)
   From realized gains
    on securities
    transactions  .......            ---        (10,804)           ---
   In excess of realized
    gains  ..............           ----            ---            ---
                             -----------     ----------    -----------
                              (1,574,075)      (155,547)    (5,517,200)
 Capital share
   transactions**........      6,059,981      1,068,809      4,818,014
                             -----------     ----------    -----------
    Total increase  .....      6,059,981      1,208,333     14,552,657
Net Assets
 Beginning of period  ...     30,812,263      1,645,146     74,016,850
                             -----------     ----------    -----------
 End of period  .........    $36,872,244     $2,853,479    $88,569,507
                             ===========     ==========    ===========
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====           ====           ====
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............    169,760,641        294,605      1,918,955
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,573,890         29,626      1,029,828
Shares redeemed .........   (165,274,550)      (119,359)    (2,040,023)
                             -----------        -------      ---------
Increase in outstanding
 capital shares  ........      6,059,981        204,872        908,760
                             ===========        =======      =========
Value issued from sale
 of shares  .............   $169,760,641     $1,551,139     $9,976,902
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,573,890        155,548      5,517,200
Value redeemed ..........   (165,274,550)      (637,878)   (10,676,088)
                            ------------     ----------     ----------
Increase in
 outstanding capital  ...   $  6,059,981     $1,068,809     $4,818,014
                            ============     ==========     ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended DECEMBER 31, 1995

                             High Income
                               Portfolio
                             -----------
Increase in Net Assets
 Operations:
   Net investment income     $ 7,429,973
   Realized net gain (loss)
    on investments  .....     (1,443,930)
   Unrealized appreciation
    (depreciation)  .....      7,364,701
                             -----------
    Net increase in net
      assets resulting
      from operations....     13,350,744
                             -----------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............     (7,429,973)
   From realized gains
    on securities
    transactions  .......            ---
   In excess of realized
    gains  ..............            ---
                             -----------
                              (7,429,973)
                             -----------
 Capital share
   transactions**........      8,121,747
                             -----------
    Total increase  .....     14,042,518
Net Assets
 Beginning of period  ...     72,643,675
                             -----------
 End of period  .........    $86,686,193
                             ===========
   Undistributed net
    investment income  ..           $---
                                    ====
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............      2,353,273
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,672,287
Shares redeemed .........     (2,189,523)
        .................      ---------
Increase in outstanding
 capital shares  ........      1,836,037
        .................      =========
Value issued from sale
 of shares  .............    $10,517,788
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........      7,429,973
Value redeemed ..........     (9,826,014)
        .................    -----------
Increase in
 outstanding capital  ...    $ 8,121,747
        .................    ===========


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1996     1995     1994    1993   1992
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $6.8260 $5.8986  $6.1962 $6.1505  $5.5973
                               ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.0990  0.0903   0.1211  0.0537   0.1013
 Net realized and
   unrealized gain
   on investments ..            0.7478  2.1842   0.0268  0.8087   1.0653
                               ------- -------  ------- -------  -------
Total from investment
 operations  .......            0.8468  2.2745   0.1479  0.8624   1.1666
                               ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0990)(0.0903) (0.1211)(0.0537) (0.1013)
 Distribution from
   capital gains ...           (0.7771)(1.2568) (0.3244)(0.7569) (0.5121)
 Distribution in
   excess of capital
   gains ...........           (0.0000)(0.0000) (0.0000)(0.0061) (0.0000)
                               ------- -------  ------- -------  -------
Total distributions.           (0.8761)(1.3471) (0.4455)(0.8167) (0.6134)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $6.7967 $6.8260  $5.8986 $6.1962  $6.1505
                               ======= =======  ======= =======  =======
Total return .......           12.40%  38.57%    2.39%  14.02%   20.84%
Net assets, end of
 period (000
 omitted)  .........        $513,163$418,826 $276,737$220,590 $122,363
Ratio of expenses
 to average net
 assets ............            0.73%   0.75%    0.77%   0.78%    0.80%
Ratio of net investment
 income to average
 net assets  .......            1.44%   1.35%    2.07%   1.01%    2.00%
Portfolio turnover
 rate  .............          243.00% 245.80%  277.36% 297.81%  225.87%
Average commission
 rate paid  ........          $0.0572


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1996     1995     1994    1993   1992
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........          $ 8.6756 $6.7689  $6.9180 $5.9530  $5.3158
                              -------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.0856  0.0839   0.0703  0.0651   0.0803
 Net realized and
   unrealized gain (loss)
   on investments ..            1.6280  2.0525  (0.1491) 0.9650   0.6496
                              -------- -------  ------- -------  -------
Total from investment
 operations  .......            1.7136  2.1364  (0.0788) 1.0301   0.7299
                              -------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0856)(0.0839) (0.0703)(0.0651) (0.0803)
 Distribution from
   capital gains....           (0.1663)(0.1457) (0.0000)(0.0000) (0.0124)
 Distribution in excess
   of capital gains            (0.0000)(0.0001) (0.0000)(0.0000) (0.0000)
                              -------- -------  ------- -------  -------
Total distributions.           (0.2519)(0.2297) (0.0703)(0.0651) (0.0927)
                              -------- -------  ------- -------  -------
Net asset value,
 end of period  ....          $10.1373 $8.6756  $6.7689 $6.9180  $5.9530
                              ======== =======  ======= =======  =======
Total return........           19.75%  31.56%   -1.14%  17.30%   13.78%
Net assets, end of
 period (000
 omitted)  .........        $462,391$331,194 $218,774$155,092  $65,027
Ratio of expenses
 to average net
 assets ............            0.73%   0.77%    0.77%   0.79%    0.85%
Ratio of net investment
 income to average
 net assets  .......            0.97%   1.13%    1.16%   1.36%    1.78%
Portfolio turnover
 rate  .............           22.95%  15.00%   23.32%  18.38%   15.74%
Average commission
 rate paid  ........          $0.0586

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INTERNATIONAL PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the fiscal year ended          For the
                                   December 31,                 period
                            --------------------------           ended
                                 1996              1995        12/31/94*
                            ----------        ----------       ----------
Net asset value,
 beginning of
 period  ...........           $5.2790          $4.9926          $5.0000
                               -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0644           0.0846           0.0207
 Net realized and
   unrealized gain (loss)
   on investments...            0.7329           0.2790          (0.0074)
                               -------          -------          -------
Total from investment
 operations  .......            0.7973           0.3636           0.0133
                               -------          -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.0644)         (0.0772)         (0.0207)
 Distributions from
   capital gains ...           (0.0129)         (0.0000)         (0.0000)
                               -------          -------          -------
Total distributions.           (0.0773)         (0.0772)         (0.0207)

Net asset value,
 end of period  ....           $5.9990          $5.2790          $4.9926
                               =======          =======          =======
Total return........           15.11%            7.28%            0.26%
Net assets, end of
 period (000
 omitted)  .........         $79,849          $50,196          $26,020
Ratio of expenses
 to average net
 assets ............            1.00%            1.02%            1.26%
Ratio of net investment
 income to average
 net assets  .......            1.42%            1.99%            1.36%
Portfolio turnover
 rate  .............           75.01%           34.93%           23.23%
Average commission
 rate paid  ........          $0.0217

 *The International Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE SMALL CAP PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                              For the fiscal year ended        For the
                                     December 31,               period
                            ----------------------------         ended
                                 1996              1995        12/31/94*
                            ----------        ----------       ----------
Net asset value,
 beginning of
 period  ...........           $7.6932          $5.9918          $5.0000
                               -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.0170           0.0900           0.0376
 Net realized and
   unrealized gain
   on investments ..            0.6367           1.8470           1.0086
                               -------          -------          -------
Total from investment
 operations  .......            0.6537           1.9370           1.0462
                               -------          -------          -------
Less distributions:
 Dividends from net
   investment income           (0.0170)         (0.0900)         (0.0376)
 Distribution from
   capital gains....           (0.3123)         (0.1456)         (0.0168)
                               -------          -------          -------
Total distributions            (0.3293)         (0.2356)         (0.0544)
                               -------          -------          -------
Net asset value,
 end of period  ....           $8.0176          $7.6932          $5.9918
                               =======          =======          =======
Total return........            8.50%           32.32%           20.92%
Net assets, end of
 period (000
 omitted)  .........         $97,408          $55,591          $16,080
Ratio of expenses
 to average net
 assets ............            0.91%            0.96%            1.08%
Ratio of net investment
 income to average
 net assets  .......            0.25%            1.77%            2.35%
Portfolio turnover
 rate  .............          133.77%           43.27%           21.61%
Average commission
 rate paid  ........          $0.0448

 *The Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BALANCED PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                              For the fiscal year ended        For the
                                     December 31,               period
                            ----------------------------         ended
                                 1996              1995        12/31/94*
                            ----------        ----------       ----------
Net asset value,
 beginning of
 period  ...........           $5.9000          $4.9359          $5.0000
                               -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.1594           0.1333           0.0460
 Net realized and
   unrealized gain (loss)
   on investments ..            0.5003           1.0611          (0.0641)
                               -------          -------          -------
Total from investment
 operations  .......            0.6597           1.1944          (0.0181)
                               -------          -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.1594)         (0.1333)         (0.0460)
 Distribution from
   capital gains....           (0.2036)         (0.0970)         (0.0000)
                               -------          -------          -------
Total distributions            (0.3630)         (0.2303)         (0.0460)
                               -------          -------          -------
Net asset value,
 end of period  ....           $6.1967          $5.9000          $4.9359
                               =======          =======          =======
Total return........           11.19%           24.19%           -0.37%
Net assets, end of period
 (000 omitted)  ....         $42,427          $23,603           $8,671
Ratio of expenses
 to average net
 assets ............            0.70%            0.72%            0.95%
Ratio of net investment
 income to average
 net assets  .......            3.18%            3.22%            3.14%
Portfolio turnover
 rate  .............           44.23%           62.87%           19.74%
Average commission
 rate paid  ........          $0.0579

 *The Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE ASSET STRATEGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                              For the           For the
                            fiscal year          period
                                ended             ended
                             12/31/96         12/31/95*
                            ----------        ----------
Net asset value,
 beginning of
 period  ...........           $5.0137          $5.0000
                               -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.1814           0.0717
 Net realized and
   unrealized gain
   on investments ..            0.1206           0.0193
                               -------          -------
Total from investment
 operations  .......            0.3020           0.0910
                               -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.1814)         (0.0713)
 Distribution from
   capital gains....           (0.0000)         (0.0060)
                               -------          -------
Total distributions            (0.1814)         (0.0773)
                               -------          -------
Net asset value,
 end of period  ....           $5.1343          $5.0137
                               =======          =======
Total return........            6.05%            1.80%
Net assets, end of
 period (000
 omitted)  .........          $8,474           $4,344
Ratio of expenses
 to average net
 assets ............            0.93%            0.91%
Ratio of net investment
 income to average
 net assets  .......            3.92%            4.42%
Portfolio turnover
 rate  .............           49.92%          149.17%
Average commission
 rate paid  ........          $0.0375

  *The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through December 31, 1995. Ratios have been annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE MONEY MARKET PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1996     1995     1994    1993   1992
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                               ------- -------  ------- -------  -------
Net investment
   income ..........            0.0486  0.0542   0.0368  0.0260   0.0324
Less dividends
 declared  .........           (0.0486)(0.0542) (0.0368)(0.0260) (0.0324)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                               ======= =======  ======= =======  =======
Total return .......            5.01%   5.56%    3.72%   2.63%    3.29%
Net assets, end of
 period (000
 omitted)  .........         $37,258 $36,872  $30,812 $26,000  $23,995
Ratio of expenses
 to average net
 assets ............            0.61%   0.62%    0.65%   0.65%    0.65%
Ratio of net investment
 income to average
 net assets  .......            4.87%   5.42%    3.72%   2.61%    3.17%


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE LIMITED-TERM BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For the fiscal year ended          For the
                                     December 31,               period
                            ----------------------------         ended
                                 1996              1995        12/31/94*
                            ----------        ----------       ----------
Net asset value,
 beginning of
 period  ...........           $5.2521          $4.8611          $5.0000
                               -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........            0.2842           0.2841           0.1507
 Net realized and
   unrealized gain (loss)
   on investments ..           (0.0870)          0.4122          (0.1375)
                               -------          -------          -------
Total from investment
 operations  .......            0.1972           0.6963           0.0132
                               -------          -------          -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.2842)         (0.2841)         (0.1507)
 Distribution from
   capital gains ...           (0.0012)         (0.0212)         (0.0014)
                               -------          -------          -------
Total distributions            (0.2854)         (0.3053)         (0.1521)
                               -------          -------          -------
Net asset value,
 end of period  ....           $5.1639          $5.2521          $4.8611
                               =======          =======          =======
Total return........            3.79%           14.29%            0.26%
Net assets, end of
 period (000
 omitted)  .........          $3,715           $2,853           $1,645
Ratio of expenses
 to average net
 assets ............            0.76%            0.71%            0.93%
Ratio of net investment
 income to average
 net assets  .......            5.92%            6.22%            5.89%
Portfolio turnover
 rate  .............           15.81%           18.16%           93.83%

  *The Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1996     1995     1994    1993   1992
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $5.3592 $4.7393  $5.4045 $5.2626  $5.2661
                               ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.3407  0.3556   0.3507  0.3334   0.3643
 Net realized and
   unrealized gain
   (loss) on
   investments .....           (0.1588) 0.6202  (0.6652) 0.3046   0.0216
                               ------- -------  ------- -------  -------
Total from investment
 operations  .......            0.1819  0.9758  (0.3145) 0.6380   0.3859
                               ------- -------  ------- -------  -------
Less distributions:
 Dividends from net
   investment
   income ..........           (0.3407)(0.3559) (0.3507)(0.3334) (0.3643)
 Distribution from
   capital gains ...           (0.0000)(0.0000) (0.0000)(0.1627) (0.0251)
                               ------- -------  ------- -------  -------
Total distributions.           (0.3407)(0.3559) (0.3507)(0.4961) (0.3894)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $5.2004 $5.3592  $4.7393 $5.4045  $5.2626
                               ======= =======  ======= =======  =======
Total return .......            3.43%  20.56%   -5.90%  12.37%    7.67%
Net assets, end of
 period (000
 omitted)  .........         $92,367 $88,570  $74,017 $81,727  $49,428
Ratio of expenses
 to average net
 assets ............            0.59%   0.60%    0.62%   0.62%    0.64%
Ratio of net investment
 income to average
 net assets  .......            6.39%   6.73%    6.73%   6.01%    6.91%
Portfolio turnover
 rate  .............           64.02%  71.17%  135.82%  68.75%   44.32%


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE HIGH INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:

                                For the fiscal year ended December 31,
                               -----------------------------------------
                                 1996     1995     1994    1993   1992
                               ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........           $4.4448 $4.1118  $4.6373 $4.2886  $4.0770
                               ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........            0.4216  0.4165   0.4106  0.3899   0.4050
 Net realized and
   unrealized gain
   (loss) on
   investments .....            0.1302  0.3330  (0.5255) 0.3487   0.2116
                               ------- -------  ------- -------  -------
Total from investment
 operations  .......            0.5518  0.7495  (0.1149) 0.7386   0.6166
                               ------- -------  ------- -------  -------
Less dividends from
 net investment
 income  ...........           (0.4216)(0.4165) (0.4106)(0.3899) (0.4050)
                               ------- -------  ------- -------  -------
Net asset value,
 end of period  ....           $4.5750 $4.4448  $4.1118 $4.6373  $4.2886
                               ======= =======  ======= =======  =======
Total return .......           12.46%  18.19%   -2.55%  17.90%   15.70%
Net assets, end of
 period (000
 omitted)  .........         $97,406 $86,686  $72,644 $71,265  $41,456
Ratio of expenses
 to average net
 assets ............            0.71%   0.72%    0.74%   0.75%    0.77%
Ratio of net investment
 income to average
 net assets  .......            9.10%   9.25%    9.03%   8.66%    9.48%
Portfolio turnover
 rate  .............           58.91%  41.78%   37.86%  54.22%   60.79%

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

NOTE 1 -- Significant Accounting Policies

     TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the ten classes that are designated the Growth Portfolio, the Income Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Asset Strategy Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations System) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. For International Portfolio, dividend income is net of foreign withholding taxes of $88,163. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Growth Portfolio
- .20% of net assets; Income Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Asset Strategy Portfolio - .30% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $1.4 billion of combined net assets at December 31, 1996) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                  Annual Fee
          (all dollars in millions)    Rate for Each Portfolio
          --------------------------   -----------------------
          From $    0  to $   10                  $      0
          From $   10  to $   25                  $ 10,000
          From $   25  to $   50                  $ 20,000
          From $   50  to $  100                  $ 30,000
          From $  100  to $  200                  $ 40,000
          From $  200  to $  350                  $ 50,000
          From $  350  to $  550                  $ 60,000
          From $  550  to $  750                  $ 70,000
          From $  750  to $1,000                  $ 85,000
               $1,000 and Over                    $100,000

     The Fund paid Directors' fees of $31,861.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company,
and United Investors Management Company, a holding company, and   a direct
subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Investment securities transactions for the period ended December 31, 1996 are summarized as follows:

                                    Growth        Income International
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                 $1,040,870,797   144,181,555    64,556,283
Purchases of U.S. Government
   securities                          ---           ---           ---
Purchases of short-term
 securities                    846,781,140   291,692,250   150,382,170
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities         996,546,863    85,178,243    37,686,374
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    853,465,387   285,255,891   155,764,432

                                 Small Cap   BalancedAsset Strategy
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                   $125,946,580    19,355,388     4,751,742
Purchases of U.S. Government
   securities                          ---     9,060,547     3,389,069
Purchases of short-term
 securities                    198,792,126    38,737,849    28,537,937
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities          88,715,672    12,036,780     2,150,271
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    198,541,634    39,071,000    30,702,807

                                  Limited-                  High
                                 Term Bond       Bond     Income
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                     $  573,045    31,828,950    59,299,135
Purchases of U.S. Government
   securities                      748,694    27,115,480           ---
Purchases of short-term
 securities                      1,638,000    46,484,023    59,031,704
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities             350,401    32,735,705    50,300,654
Proceeds from maturities
 and sales of U.S.
 Government securities             126,135    21,038,550           ---
Proceeds from maturities
 and sales of short-term
 securities                      1,525,000    45,108,954    59,733,061

     For Federal income tax purposes, cost of investments owned at December 31, 1996 and the related unrealized appreciation (depreciation) were as follows:

                                                            Aggregate
                             CostAppreciationDepreciationAppreciation
                     ------------------------------------------------
Growth Portfolio     $482,578,321$ 42,625,397$(12,755,267)$ 29,870,130
Income Portfolio      323,475,140 141,809,541 (1,305,274) 140,504,267
International Portfolio69,850,245  12,334,759  (1,959,911) 10,374,848
Small Cap Portfolio    88,191,140  13,864,367  (4,739,992)  9,124,375
Balanced Portfolio     38,551,530   4,064,071    (589,085)  3,474,986
Asset Strategy Portfolio8,227,509     249,550     (92,229)    157,321
Money Market Portfolio 34,563,968          --         --           --
Limited-Term Bond Portfolio3,621,369   41,817     (16,464)     25,353
Bond Portfolio         89,456,707   1,857,614    (290,433)  1,567,181
High Income Portfolio  92,504,285   3,928,471  (1,043,769)  2,884,702

NOTE 4 -- Federal Income Tax Matters

     The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as accounting purposes. For Federal income tax purposes, Growth, Income, Balanced, and Limited-Term Bond Portfolios realized capital gain net income of $51,622,358, $7,401,806, $1,315,431 and $848, respectively, during the year ended December 31, 1996. For Federal income tax purposes, Small Cap Portfolio realized capital gain net income of $8,896,601 for the year ended December 31, 1996, which included the effect of certain losses deferred into the next fiscal year (see discussion below). For Federal income tax purposes, High Income Portfolio realized capital gain net income of $2,951,518 for the year ended December 31, 1996, which was entirely offset by utilization of capital loss carryforwards. Remaining prior year capital loss carryforwards of High Income Portfolio aggregated $237,516 as of December 31, 1996, and are available to offset future capital gain net income through December 31, 2003. For Federal income tax purposes, International Portfolio, Asset Strategy Portfolio and Bond Portfolio realized capital losses of $1,145,948, $46,572 and $16,696, respectively, during the year ended December 31, 1996. These amounts are available to offset future realized capital gain net income through December 31, 2004. In addition, prior year capital loss carryforwards of Bond Portfolio aggregated $2,603,035 as of December 31, 1996, and are available to offset future realized capital gain net income through December 31, 2002. The capital gain net income of Growth, Income, Balanced and Limited-Term Bond Portfolios was paid to shareholders during the year ended December 31, 1996. A portion of the capital gain net income of Small Cap Portfolio was paid to shareholders during the period ended December 31, 1996. Remaining capital gain net income will be distributed to shareholders.

     Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1996 through December 31, 1996, Small Cap Portfolio incurred net capital losses of $5,285,152, which have been deferred to the calendar year ending December 31, 1997.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
TMK/United Funds, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Growth Portfolio, Income Portfolio, International Portfolio, Small Cap Portfolio, Balanced Portfolio, Asset Strategy Portfolio, Money Market Portfolio, Limited-Term Bond Portfolio, Bond Portfolio and High Income Portfolio (collectively the "Portfolios") of TMK/United Funds, Inc., as of December 31, 1996, the related statements of operations and changes in net assets for the year then ended, and the financial highlights for the year then ended. These financial statements and the financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial statements and the financial highlights of the Portfolios for each of the years in the four-year period ended December 31, 1995 were audited by other auditors whose report, dated February 8, 1996, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Portfolios of TMK/United Funds, Inc. as of December 31, 1996, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
February 7, 1997

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS
Apparel and Other Textile Products - 2.10%
 Liz Claiborne, Inc.  ....................   132,300 $  6,168,487
 Tommy Hilfiger Corporation*  ............   167,500    6,731,323
   Total .................................             12,899,810

Business Services - 3.39%
 Manpower Inc.  ..........................   469,200   20,879,400

Chemicals and Allied Products - 15.19%
 American Home Products Corporation  .....   128,100    9,799,650
 Amgen Inc.  .............................   142,900    8,301,490
 Avon Products, Inc.  ....................    94,000    6,632,828
 Colgate-Palmolive Company  ..............   152,000    9,918,000
 Merck & Co., Inc.  ......................   122,100   12,637,350
 Monsanto Company  .......................   100,000    4,306,200
 Novartis AG (A)  ........................     4,600    7,350,678
 Pfizer Inc.  ............................    80,000    9,560,000
 Praxair, Inc.  ..........................   291,500   16,324,000
 Schering-Plough Corporation  ............   180,200    8,627,075
   Total .................................             93,457,271

Communication - 4.70%
 Ameritech Corporation  ..................    90,900    6,175,473
 Nokia Corporation, Series A, ADR  .......   224,000   16,520,000
 SBC Communications Inc.  ................   100,000    6,187,500
   Total .................................             28,882,973

Depository Institutions - 3.90%
 BankAmerica Corporation  ................   108,400    6,998,521
 Comerica Incorporated  ..................   146,300    9,948,400
 Wells Fargo & Company  ..................    26,200    7,060,900
   Total .................................             24,007,821

Electronic and Other Electric Equipment - 6.36%
 Altera Corp.*  ..........................   100,000    5,062,500
 Emerson Electric Co.  ...................   161,900    8,914,538
 General Electric Company  ...............   152,000    9,937,000
 Intel Corporation  ......................    67,700    9,585,846
 Micron Technology, Inc.*  ...............   140,000    5,591,180
   Total .................................             39,091,064

Food and Kindred Products - 3.12%
 ConAgra, Inc.  ..........................   125,000    8,015,625
 PepsiCo, Inc.  ..........................   297,400   11,170,939
   Total .................................             19,186,564

Health Services - 4.12%
 Columbia/HCA Healthcare Corporation  ....   302,000   11,872,224
 Vencor, Incorporated*  ..................   319,300   13,490,425
   Total .................................             25,362,649


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1997
                                              Shares        Value
COMMON STOCKS (Continued)
Holding and Other Investment Offices - 1.90%
 Randstad Holding nv (A)  ................   111,000 $ 11,704,447

Industrial Machinery and Equipment - 10.37%
 Applied Materials, Inc.*  ...............   431,700   30,556,158
 Case Corporation  .......................   102,000    7,025,250
 Cummins Engine Company, Inc.  ...........    46,100    3,252,908
 Eaton Corporation  ......................    51,100    4,461,643
 Parker Hannifin Corporation  ............   250,600   15,208,162
 United Technologies Corporation  ........    39,700    3,295,100
   Total .................................             63,799,221

Instruments and Related Products - 4.06%
 Baxter International Inc.  ..............   171,900    8,981,775
 Honeywell Inc.  .........................    37,500    2,845,313
 KLA Instruments Corporation*  ...........   124,000    6,048,844
 Medtronic, Inc.  ........................    88,000    7,128,000
   Total .................................             25,003,932

Insurance Carriers - 6.85%
 Allstate Corporation (The)  .............   150,700   11,001,100
 American International Group, Inc.  .....    65,200    9,739,250
 MGIC Investment Corporation  ............   222,200   10,651,601
 United HealthCare Corporation  ..........   206,300   10,727,600
   Total .................................             42,119,551

Motion Pictures - 1.55%
 Walt Disney Company (The)  ..............   119,000    9,549,750

Nondepository Institutions - 2.84%
 Fannie Mae  .............................   229,000    9,990,125
 Student Loan Marketing Association  .....    58,700    7,454,900
   Total .................................             17,445,025

Petroleum and Coal Products - 4.13%
 Exxon Corporation  ......................   147,000    9,040,500
 Royal Dutch Petroleum Company  ..........   208,000   11,310,000
 Tosco Corporation  ......................   169,500    5,074,322
   Total .................................             25,424,822

Railroad Transportation - 2.92%
 Burlington Northern Santa Fe Corporation    100,000    8,987,500
 Union Pacific Corporation  ..............   127,400    8,981,700
   Total .................................             17,969,200

Special Trade Contractors - 1.90%
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................   295,900   11,660,235

Tobacco Products - 3.37%
 Philip Morris Companies Inc.  ...........   467,000   20,723,125


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation Equipment - 7.24%
 AlliedSignal Inc.  ......................    75,900 $  6,375,600
 Boeing Company (The)  ...................   222,200   11,790,376
 Harley-Davidson, Inc.  ..................   325,900   15,643,200
 Sundstrand Corporation  .................   198,100   10,697,400
   Total .................................             44,506,576

Wholesale Trade -- Durable Goods - 4.55%
 Johnson & Johnson  ......................   180,000   11,587,500
 Motorola, Inc.  .........................   215,700   16,393,200
   Total .................................             27,980,700

Wholesale Trade -- Nondurable Goods - 2.62%
 Gillette Company (The)  .................    64,000    6,064,000
 Unilever N.V.  ..........................    46,000   10,028,000
   Total .................................             16,092,000

TOTAL COMMON STOCKS - 97.18%                         $597,746,136
 (Cost: $501,007,403)

PREFERRED STOCK - 0.41%
Holding and Other Investment Offices
 LTC Properties, Inc., 9.5%  .............   100,000 $  2,550,000
 (Cost: $2,500,000)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITY - 0.41%
Business Services
 Adaptec Inc., Convertible,
   4.75%, 2-1-2004 (B) ...................    $2,500 $  2,490,625
 (Cost: $2,495,197)

TOTAL SHORT-TERM SECURITIES - 2.99%                  $ 18,411,134
 (Cost: $18,411,134)

TOTAL INVESTMENT SECURITIES - 100.99%                $621,197,895
 (Cost: $524,413,734)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.99%)    (6,089,853)

NET ASSETS - 100.00%                                 $615,108,042


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 1.19%
 Gap, Inc. (The)  ........................   177,300 $  6,892,538

Apparel and Other Textile Products _ 0.54%
 Tommy Hilfiger Corporation*  ............    77,200    3,102,436

Building Materials and Garden Supplies - 0.74%
 Home Depot, Inc. (The)  .................    62,400    4,301,669

Business Services - 3.79%
 Computer Associates International, Inc.      45,825    2,551,857
 Manpower Inc.  ..........................    86,600    3,853,700
 Microsoft Corporation*  .................    69,200    8,751,585
 Oracle Systems Corporation*  ............   134,550    6,773,651
   Total .................................             21,930,793

Chemicals and Allied Products - 17.50%
 Abbott Laboratories  ....................    93,900    6,267,825
 Air Products and Chemicals, Inc.  .......    93,800    7,621,250
 Amgen Inc.  .............................    87,100    5,059,900
 Avon Products, Inc.  ....................    42,100    2,970,660
 BetzDearborn Inc.  ......................    79,100    5,220,600
 Colgate-Palmolive Company  ..............    97,800    6,381,450
 Crompton & Knowles Corporation  .........    98,500    2,197,732
 Dow Chemical Company (The)  .............    46,900    4,086,163
 du Pont (E.I.) de Nemours and Company  ..   163,200   10,108,118
 Geon Company (The)  .....................   100,600    2,037,150
 IMC Global, Inc.  .......................    51,500    1,802,500
 Lilly (Eli) and Company  ................    58,100    6,351,027
 Merck & Co., Inc.  ......................    60,200    6,230,700
 PPG Industries, Inc.  ...................   101,900    5,922,938
 Pfizer Inc.  ............................    54,700    6,536,650
 Praxair, Inc.  ..........................    81,600    4,569,600
 Procter & Gamble Company (The)  .........    48,900    6,907,125
 Union Carbide Corporation  ..............    71,400    3,360,227
 Warner-Lambert Company  .................    60,400    7,504,700
   Total .................................            101,136,315

Communication - 1.26%
 MCI Communications Corporation  .........    86,000    3,292,166
 SBC Communications Inc.  ................    40,300    2,493,562
 360. Communications Company*  ...........    85,800    1,469,325
   Total .................................              7,255,053


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions - 4.78%
 BankAmerica Corporation  ................    87,400 $  5,642,719
 Chase Manhattan Corporation (The)  ......    48,300    4,688,095
 Citicorp  ...............................    47,200    5,690,526
 First Bank System, Inc.  ................    40,800    3,483,300
 Norwest Corporation  ....................    99,500    5,596,875
 Wells Fargo & Company  ..................     9,400    2,533,300
   Total .................................             27,634,815

Electric, Gas and Sanitary Services - 1.14%
 Duke Energy Corp.  ......................    54,200    2,598,185
 Southern Company (The)  .................   110,700    2,421,563
 Waste Management Inc.  ..................    48,900    1,570,911
   Total .................................              6,590,659

Electronic and Other Electric Equipment - 9.45%
 AMP Incorporated  .......................    89,700    3,744,975
 Aeroquip-Vickers Inc.  ..................    48,900    2,310,525
 Analog Devices, Inc.*  ..................   386,400   10,263,557
 Emerson Electric Co.  ...................    65,200    3,590,042
 General Electric Company  ...............   195,800   12,800,425
 Harman International Industries,
   Incorporated ..........................    24,150    1,017,319
 Intel Corporation  ......................    80,100   11,341,599
 LSI Logic Corporation*  .................   134,400    4,300,800
 Molex Incorporated, Class A  ............    97,733    3,399,251
 Rival Company (The)  ....................   130,300    1,864,854
   Total .................................             54,633,347

Engineering and Management Services - 0.51%
 Fluor Corporation  ......................    53,800    2,969,061

Food and Kindred Products - 2.11%
 CPC International Inc.  .................    65,900    6,083,361
 PepsiCo, Inc.  ..........................   163,200    6,130,118
   Total .................................             12,213,479

Food Stores - 0.47%
 Kroger Co. (The)*  ......................    92,600    2,685,400

Forestry - 1.06%
 Georgia-Pacific Corporation  ............    34,700    2,962,513
 Weyerhaeuser Company  ...................    61,200    3,182,400
   Total .................................              6,144,913

Furniture and Fixtures - 0.10%
 Lear Corporation*  ......................    13,400      594,625

Furniture and Home Furnishings Stores - 0.81%
 Circuit City Stores, Inc.  ..............   130,500    4,665,375


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
General Building Contractors - 0.45%
 Pulte Corporation  ......................    74,600 $  2,578,325

General Merchandise Stores - 4.67%
 Dayton Hudson Corporation  ..............   113,700    6,047,362
 Federated Department Stores, Inc.*  .....    70,700    2,456,825
 Kmart Corporation*  .....................   467,000    5,720,750
 May Department Stores Company (The)  ....    81,600    3,855,600
 Sears, Roebuck and Co.  .................    53,200    2,859,500
 Wal-Mart Stores, Inc.  ..................   178,500    6,035,442
   Total .................................             26,975,479

Health Services - 1.12%
 Tenet Healthcare Corporation*  ..........   128,600    3,801,673
 Vencor, Incorporated*  ..................    62,800    2,653,300
   Total .................................              6,454,973

Heavy Construction, Excluding Building - 0.23%
 Foster Wheeler Corporation  .............    32,600    1,320,300

Industrial Machinery and Equipment - 15.86%
 AGCO Corporation  .......................   241,800    8,689,567
 Applied Materials, Inc.*  ...............   141,100    9,987,199
 Case Corporation  .......................   146,200   10,069,525
 Caterpillar Inc.  .......................   107,000   11,489,125
 cisco Systems, Inc.*  ...................   138,500    9,301,106
 Compaq Computer Corporation*  ...........    60,100    5,964,925
 Deere & Company  ........................   167,600    9,186,491
 Eaton Corporation  ......................    40,800    3,562,330
 Harnischfeger Industries, Inc.  .........   111,900    4,643,850
 Ingersoll-Rand Company  .................    32,600    2,013,050
 International Business Machines Corporation  54,400    4,906,173
 New Holland NV  .........................   111,200    3,044,100
 Parker Hannifin Corporation  ............    48,900    2,967,594
 United Technologies Corporation  ........    70,800    5,876,400
   Total .................................             91,701,435

Instruments and Related Products - 3.44%
 General Motors Corporation, Class H  ....    14,400      831,600
 Guidant Corporation  ....................    83,700    7,114,500
 Medtronic, Inc.  ........................    65,200    5,281,200
 Xerox Corporation  ......................    84,500    6,664,937
   Total .................................             19,892,237

Insurance Carriers - 2.24%
 Aetna Life & Casualty Company  ..........    60,400    6,183,450
 Oxford Health Plans Inc.*  ..............    93,800    6,733,058
   Total .................................             12,916,508


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Miscellaneous Manufacturing Industries - 0.93%
 Armstrong World Industries, Inc.  .......    73,400 $  5,385,725

Miscellaneous Retail - 0.26%
 OfficeMax, Inc.*  .......................   104,625    1,510,471

Motion Pictures - 0.79%
 Walt Disney Company (The)  ..............    57,100    4,582,275

Nondepository Institutions - 2.74%
 Fannie Mae  .............................   163,400    7,128,325
 Federal Home Loan Mortgage Corporation  .   253,600    8,717,500
   Total .................................             15,845,825

Paper and Allied Products - 0.47%
 International Paper Company  ............    55,600    2,700,047

Petroleum and Coal Products - 2.74%
 Mobil Corporation  ......................    72,200    5,044,975
 Royal Dutch Petroleum Company  ..........   104,800    5,698,500
 Tosco Corporation  ......................   170,500    5,104,259
   Total .................................             15,847,734

Primary Metal Industries - 0.73%
 Aluminum Company of America  ............    56,000    4,221,000

Railroad Transportation - 0.50%
 Union Pacific Corporation  ..............    40,800    2,876,400

Rubber and Miscellaneous Plastics Products - 0.89%
 Goodyear Tire & Rubber Company (The)  ...    81,600    5,166,259

Special Trade Contractors - 1.11%
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................   163,100    6,427,119


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation by Air - 0.52%
 AMR Corporation*  .......................    32,600 $  3,015,500

Transportation Equipment - 5.54%
 AlliedSignal Inc.  ......................    61,900    5,199,600
 Boeing Company (The)  ...................   103,600    5,497,223
 Chrysler Corporation  ...................   179,400    5,886,473
 Dana Corporation  .......................    62,000    2,356,000
 Ford Motor Company  .....................    44,000    1,661,000
 General Motors Corporation  .............    40,800    2,274,600
 Northrop Grumman Corporation  ...........    78,300    6,875,680
 Sundstrand Corporation  .................    42,000    2,268,000
   Total .................................             32,018,576

Wholesale Trade -- Durable Goods - 0.61%
 Motorola, Inc.  .........................    46,500    3,534,000

Wholesale Trade -- Nondurable Goods - 3.00%
 Gillette Company (The)  .................   158,711   15,037,867
 Safeway Inc.*  ..........................    49,700    2,292,413
   Total .................................             17,330,280

TOTAL COMMON STOCKS - 94.29%                         $545,050,946
 (Cost: $328,925,749)

TOTAL SHORT-TERM SECURITIES - 5.68%                  $ 32,814,851
 (Cost: $32,814,851)

TOTAL INVESTMENT SECURITIES - 99.97%                 $577,865,797
 (Cost: $361,740,600)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.03%         195,548

NET ASSETS - 100.00%                                 $578,061,345


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS
Agricultural Production _- Crops - 1.73%
 Pioneer Hi-Bred International, Inc.  ....       700   $   56,000

Auto Repair, Services and Parking - 1.78%
 Hertz Corp (The), Class A*  .............     1,600       57,600

Business Services - 28.14%
 America Online, Inc.*  ..................       900       50,062
 Autodesk, Inc.  .........................     1,500       57,515
 CUC International Inc.*  ................     2,300       59,368
 HCIA Inc.*  .............................     2,500       83,750
 HPR Inc.*  ..............................     2,800       51,274
 i2 Technologies, Inc.*  .................     1,300       40,056
 IDX Systems Corporation*  ...............     1,300       45,012
 Intuit Inc.*  ...........................     1,800       41,231
 McAfee Associates, Inc.*  ...............       700       44,143
 Parametric Technology Corporation*  .....     1,100       46,784
 Primark Corporation*  ...................     2,200       58,575
 Security Dynamics Technologies, Inc.*  ..     1,900       69,943
 Simulation Sciences, Inc.*  .............     3,000       45,186
 TMP Worldwide Inc.*  ....................     2,500       60,468
 Visio Corporation*  .....................       800       56,374
 Wind River Systems, Inc.*  ..............     2,600       99,936
   Total .................................                909,677

Communication - 4.87%
 Intermedia Communications of Florida,
  Inc.*  .................................     1,600       51,600
 Nokia Corporation, Series A, ADR  .......       700       51,625
 WorldCom Inc.*  .........................     1,700       54,346
   Total .................................                157,571

Electronic and Other Electric Equipment - 5.35%
 ADC Telecommunications, Inc.*  ..........     1,000       33,437
 Ascend Communications, Inc.*  ...........     1,300       51,065
 PairGain Technologies, Inc.*  ...........     2,100       32,615
 Tellabs*  ...............................     1,000       55,812
   Total .................................                172,929

Industrial Machinery and Equipment _ 1.38%
 Culligan Water Technologies, Inc.*  .....     1,000       44,750

Instruments and Related Products - 1.50%
 STERIS Corporation*  ....................     1,300       48,425

Oil and Gas Extraction - 1.39%
 Enron Corporation  ......................     1,100       44,893


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Wholesale Trade -- Durable Goods - 2.85%
 OmniCare, Inc.  .........................     1,600   $   50,200
 Peerless Systems Corporation*  ..........     3,000       42,000
   Total .................................                 92,200

Wholesale Trade -- Nondurable Goods - 1.88%
 800_Jr. CIGAR Inc.*  ....................     2,900       60,717

TOTAL COMMON STOCKS - 50.87%                           $1,644,762
 (Cost: $1,466,213)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper - 3.09%
 Instruments and Related Products
 Hughes Electronics Corp.,
   5.82%, 7-10-97 ........................    $  100       99,854

Repurchase Agreement - 12.84%
 J. P. Morgan Securities, 5.9%
   Repurchase Agreement dated
   6-30-97 to be repurchased
   at $415,068 on 7-1-97 (C)..............       415      415,000

United States Government - 30.89%
 Federal Mortgage Corporation,
   5.55%, 7-8-97 .........................     1,000      998,931

TOTAL SHORT-TERM SECURITIES - 46.82%                   $1,513,785
 (Cost: $1,513,785)

TOTAL INVESTMENT SECURITIES - 97.69%                   $3,158,547
 (Cost: $2,979,998)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.31%         $74,833

NET ASSETS - 100.00%                                   $3,233,380


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS AND RIGHTS
Argentina _ 0.45%
 Capex S.A., Class A (A)  ................    50,000   $  470,000

Australia _ 2.68%
 News Corporation Limited (A)  ...........   150,000      719,614
 Publishing & Broadcasting PBL (A)  ......   150,000      864,670
 Westpac Banking Corporation Limited (A)     200,000    1,204,267
   Total .................................              2,788,551

Brazil _ 1.96%
 CompanLia de Saneamento Desico do
   Estado De Sao Paulo (A) ............... 3,000,000      910,352
 Telecomunicacoes de Sao Paulo
   S.A., Rights (A)* .....................   217,889        2,822
 Telecomunicacoes do Rio de Janeiro
   S.A., Rights (A)* .....................   711,356        6,581
 Uniao de Bancos Brasileiros S.A., GDR*  .    30,000    1,113,750
   Total .................................              2,033,505

Denmark _ 2.03%
 Neurosearch A/S (A)*  ...................    20,000    1,262,314
 Sydbank A/S (A)  ........................    18,500      844,380
   Total .................................              2,106,694

Finland _ 1.08%
 Nokia Corporation, Series K (A)  ........    15,000    1,119,489

France _ 4.82%
 Accor S.A. (A)  .........................     5,500      823,591
 Business Objects S.A., ADR*  ............    31,000      304,172
 Compagnie Generale de Eaux (A)  .........     7,500      960,999
 GEA Grenobloise d'Electronique et
   d'Automatismes (A) ....................     6,000      270,560
 Generale de Geophysique S.A. (A)*  ......     8,000      778,668
 Group Axime (A)*  .......................    10,139    1,199,075
 Societe Industrielle de Transports
   Automobiles S.A. (A) ..................     3,500      668,232
   Total .................................              5,005,297

Germany _ 4.79%
 Herlitz International Trading AG (A)*  ..     1,500      231,967
 Hoechst AG (A)  .........................    53,100    2,252,487
 Siemens AG (A)  .........................    20,000    1,187,500
 Volkswagen AG (A)  ......................     1,700    1,303,268
   Total .................................              4,975,222


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS AND RIGHTS (Continued)
Hong Kong _ 2.46%
 Cheung Kong Infrastructure Holdings
   Limited (A) ...........................    95,000  $   938,129
 Guangdong Kelon Electrical Holdings
   Company Limited (A) ...................   421,000      402,153
 JCG Holdings Ltd. (A)  ..................   800,000      650,591
 New World Infrastructure Ltd. (A)*  .....   200,000      567,976
   Total .................................              2,558,849

Indonesia _ 3.11%
 PT Bank NISP, F (A)  .................... 1,400,000      777,778
 PT Matahari Putra Prima, F (A)  .........   573,750    1,156,944
 PT Steady Safe Transportation
   Service, F (A) ........................   453,333      531,687
 PT United Tractors, F (A)  ..............   205,000      759,259
   Total .................................              3,225,668

Italy _ 1.82%
 Industrie Natuzzi S.p.A., ADR  ..........    40,000    1,025,000
 STET - Societa Financiaria
   Telefonica p.a. (A)* ..................   250,000      867,519
   Total .................................              1,892,519

Japan _ 10.68%
 Aloka Co. Ltd. (A)  .....................    13,000      127,040
 Alps Electric Co., Ltd. (A)  ............   118,000    1,647,326
 Eisai Co., Ltd. (A)  ....................    60,000    1,136,027
 Fujitsu Ltd. (A)  .......................   100,000    1,387,314
 Matsushita Electric Industrial (A)  .....    40,000      806,212
 Murata Manufacturing Co. Ltd. (A)  ......    25,000      994,678
 NEC Corporation (A)  ....................    77,000    1,074,950
 Nintendo Corp., Ltd. (A)  ...............    15,000    1,256,435
 Promise Co., Ltd. (A)  ..................    16,000      915,801
 Sony Corporation (A)  ...................    20,000    1,743,303
   Total .................................             11,089,086

Malaysia _ 0.54%
 Multi-Purpose Hldgs Bhd (A)  ............   400,000      561,059

Mexico _ 3.87%
 Corporacion Industrial Sanluis, S.A.
   de C.V., CPO (A) ......................    75,500      558,907
 Empresas ICA Sociedad Controladora,
   S.A. de C.V., ADS .....................    50,000      803,100
 Gruma, S.A., Class B (A)*  ..............    71,400      332,595
 Grupo Financiero Bancomer, S.A. de
   C.V., B, CPO (A)* ..................... 2,000,000      964,371
 Grupo Financiero Inbursa, S.A. de
   C.V., Class B (A) .....................   175,234      745,677
 Grupo Televisa, S.A., GDR*  .............    20,100      610,538
   Total .................................              4,015,188


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS AND RIGHTS (Continued)
Netherlands _ 7.51%
 Fugro N.V. (A)  .........................    42,000  $ 1,080,434
 Getronics N.V. (A)  .....................    35,000    1,130,355
 Internatio-Muller N.V. (A)  .............    30,000      945,953
 Koninklijke Boskalis Westminster N.V. (A)    47,900      939,407
 Koninklijke Pakhoed NV (A)  .............    17,000      599,256
 Ordina Beheer N.V. (A)*  ................    52,000      940,349
 Philips Electric N.V.  ..................    12,000      862,500
 Randstad Holding nv (A)  ................     8,500      896,286
 Stork N.V. (A)  .........................    10,000      407,519
   Total .................................              7,802,059

Norway _ 1.93%
 Merkantildata A/S (A)  ..................    61,000    1,207,904
 Schibsted AS (A)  .......................    40,000      792,068
   Total .................................              1,999,972

Philippines - 0.56%
 Belle Corporation (A)*  ................. 2,000,000      583,776

Portugal _ 1.08%
 Electricidade De PT, ADR*  ..............     8,000      288,000
 Telecel-Comunicacaoes Pessoais, SA (A)*      10,000      829,428
   Total .................................              1,117,428

Russian Federation _ 1.53%
 Open Joint Stock Company
   Vimpel-Communications, ADR* ...........    41,805    1,588,590

Spain _ 1.74%
 Sociedad General de Aquas de
   Barcelona, S.A. (A) ...................    20,000      818,515
 Union Electrica Fenosa, S.A. (A)  .......   109,000      991,313
   Total .................................              1,809,828

Sweden _ 5.52%
 Biacore International AB, ADR*  .........    25,000      295,300
 Biora AB, ADR*  .........................    20,000      361,240
 Bure Investment AB (A)  .................    65,000      820,835
 Enator AB (A)*  .........................    30,000      536,214
 Frontec AB, Class B (A)*  ...............    54,900      462,193
 Kinnevik AB, B Shares (A)  ..............    21,500      600,100
 Skandia Enskilda Banken, Class A (A) ....    75,000      811,121
 Skandia Group Insurance Company Ltd. (A)     50,000    1,845,664
   Total .................................              5,732,667


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS AND RIGHTS (Continued)
Switzerland _ 11.42%
 AFG Arbonia-Forster Holding AG (A)*  ....       975  $   594,105
 Brauerei Eichhof AG (A)  ................       280      718,883
 Choco Lindt & Spru AG, Registered (A)  ..        50    1,095,440
 Clariant AG (A)  ........................     3,100    2,005,683
 Credit Suisse Group, Registered Shares (A)   20,000    2,567,438
 Julius Baer Holding AG (A)  .............       500      765,097
 Novartis AG (A)  ........................     1,100    1,757,771
 SMH Swiss Corporation (A)  ..............     1,300      742,298
 Swisslog Holding AG (A)*  ...............     4,850    1,610,468
   Total .................................             11,857,183

Thailand _ 0.29%
 Srithai Superware Public Company
   Limited, F (A) ........................   130,000      305,422

Turkey _ 0.83%
 Haci Omer Sabanci Holding
   A.S., ADR(A)(B)* ......................    96,000      864,000

United Kingdom _ 11.65%
 Corporate Services Group plc (A)  .......   575,000    1,804,978
 Dr Solomon's Group PLC, ADR*  ...........    25,000      639,050
 Freepages Group plc (A)*  ............... 2,000,000    1,222,664
 Hays plc (A)  ...........................   100,000      950,887
 Imperial Chemical Industries PLC, ADR  ..    20,000    1,137,500
 Misys plc (A)  ..........................    50,209    1,139,228
 National Westminster Bank Plc (A)  ......   100,000    1,344,731
 Norwich Union plc (A)*  .................   144,000      762,575
 Professional Staff plc, ADR*  ...........    55,000      639,375
 Rolls-Royce plc (A)  ....................   200,000      764,373
 Storehouse PLC (A)  .....................   150,000      470,864
 Vodafone Group Plc (A)  .................   250,000    1,217,751
   Total .................................             12,093,976

United States _ 0.86%
 Manpower Inc.  ..........................    20,000      890,000

TOTAL COMMON STOCKS AND RIGHTS _ 85.21%               $88,486,028
 (Cost: $79,354,231)

CONVERTIBLE PREFERRED STOCKS
Brazil - 3.91%
 Telebras S.A., ADR  .....................    10,000    1,517,500
 Telecomunicacoes de Sao Paulo S.A. (A) . 5,000,000 1,628,273 Telecomunicacoes do Rio de
   Janeiro S.A. (A)* ..................... 6,000,000      921,454
   Total .................................              4,067,227


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

CONVERTIBLE PREFERRED STOCKS (Continued)
Germany _ 4.71%
 Marschollek, Lautenschlager und
   Partner AG (A) ........................    12,890  $ 3,067,288
 Moebel Walther AG (A)  ..................    10,000      584,862
 SAP Aktiengesellschaft (A)  .............     6,000    1,238,532
   Total .................................              4,890,682

Portugal _ 0.96%
 Lusomundo-SGPS, S.A. (A)  ...............   119,000      993,779

TOTAL CONVERTIBLE PREFERRED STOCKS _ 9.58%            $ 9,951,688
 (Cost: $6,711,865)
                                                Face
                                           Amount in
                                           Thousands

UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS _ 0.04%
 Deutsche Marks, 6-4-98 (D)  .............   DM3,293       21,186
 French Francs, 6-4-98 (D)  ..............   F19,522       25,543
   Total .................................            $    46,729

TOTAL SHORT-TERM SECURITIES _ 8.38%                   $ 8,698,318
 (Cost: $8,698,318)

TOTAL INVESTMENT SECURITIES - 103.21%                $107,182,763
 (Cost: $94,764,414)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.21%)    (3,333,605)

NET ASSETS - 100.00%                                 $103,849,158


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1997
                                              Shares        Value
COMMON STOCKS
Business Services - 8.27%
 America Online, Inc.*  ..................    40,000 $  2,225,000
 Cerner Corporation*  ....................   183,100    3,845,100
 Dr Solomon's Group PLC, ADR*  ...........    55,000    1,405,910
 Intuit Inc.*  ...........................    50,000    1,145,300
 Mechanical Dynamics, Inc.*  .............   105,500      758,229
 Summit Medical Systems, Inc.*  ..........   160,000      454,880
   Total .................................              9,834,419

Chemicals and Allied Products - 3.65%
 Carson, Inc., Class A*  .................    90,000      967,500
 Dura Pharmaceuticals, Inc.*  ............    50,000    1,990,600
 Genzyme Corporation - General Division*      50,000    1,384,350
   Total .................................              4,342,450

Communication - 5.25%
 COLT Telecom Group plc, ADR*  ...........   100,000    2,050,000
 Intermedia Communications of Florida,
  Inc.*   ................................   130,000    4,192,500
   Total .................................              6,242,500

Eating and Drinking Places - 1.25%
 Rare Hospitality International Inc.*  ...   120,000    1,481,160

Electric, Gas and Sanitary Services - 1.12%
 Waste Industries, Inc.*  ................    75,000    1,326,525

Electronic and Other Electric Equipment - 5.94%
 Aavid Thermal Technologies*  ............    50,000    1,021,850
 ASM Lithography Holding NV*  ............    42,000    2,453,052
 Etec Systems, Inc.*  ....................    45,000    1,927,935
 Speedfam International, Inc.*  ..........    46,000    1,658,852
   Total .................................              7,061,689

Engineering and Management Services - 2.45%
 Transition Systems, Inc.*  ..............   160,000    2,914,880

Furniture and Fixtures - 1.52%
 Kinetic Concepts, Inc.  .................   100,000    1,806,200

Health Services - 13.26%
 American Retirement Corporation*  .......   115,000    2,041,250
 Beverly Enterprises, Inc.*  .............   100,000    1,625,000
 Healthcare Recoveries, Inc.*  ...........   155,000    2,983,750
 MedPartners, Inc.*  .....................   135,700    2,934,512
 Physicians Resource Group, Inc.*  .......   200,000    1,800,000
 Quorum Health Group, Inc.*  .............   100,000    3,562,500
 Sterling House Corporation*  ............    50,000      818,750
   Total .................................             15,765,762


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Industrial Machinery and Equipment - 10.91%
 Integrated Process Equipment Corp.*  ....   285,000 $  7,213,920
 Kulicke & Soffa Industries, Inc.*  ......    60,000    1,944,360
 LAM Research Corporation*  ..............    50,000    1,854,650
 Waterlink, Inc.*  .......................   150,000    1,950,000
   Total .................................             12,962,930

Instruments and Related Products - 13.59%
 ESC Medical Systems Ltd.*  ..............    80,000    2,044,960
 Heartport, Inc.*  .......................    80,000    1,412,480
 Hologic, Inc.*  .........................    75,000    2,001,525
 LeCroy Corp.*  ..........................    66,000    2,437,842
 St. Jude Medical, Inc.*  ................    80,000    3,120,000
 Sabratek Corporation*  ..................    55,000    1,546,875
 Waters Corporation*  ....................   100,000    3,587,500
   Total .................................             16,151,182

Personal Services - 7.28%
 Carriage Services, Inc.*  ...............    75,000    1,612,500
 Equity Corporation International*  ......   135,000    3,265,245
 Loewen Group Inc. (The)  ................   108,400    3,780,450
   Total .................................              8,658,195

Real Estate - 2.11%
 Stewart Enterprises, Inc., Class A  .....    60,000    2,512,500

Tobacco Products - 1.64%
 Consolidated Cigar Holdings, Inc.*  .....    70,000    1,942,500

Trucking and Warehousing _ 1.06%
 Pierce Leahy Corp.*  ....................    70,000    1,260,000

Wholesale Trade -- Durable Goods - 3.51%
 Freepages Group plc (A)* ................ 4,500,000    2,750,994
 Fusion Systems Corporation*  ............    35,900    1,421,389
   Total .................................              4,172,383

Wholesale Trade -- Nondurable Goods - 1.37%
 Capstone Pharmacy Services, Inc.*  ......   150,000    1,626,450

TOTAL COMMON STOCKS - 84.18%                         $100,061,725
 (Cost: $88,557,949)

                                           Principal
                                           Amount in
                                           Thousands
CORPORATE DEBT SECURITY - 0.87%
Holding and Other Investment Offices
 LTC Properties, Inc., Convertible,
   8.25%, 7-1-2001 .......................    $1,000 $  1,036,250
 (Cost: $1,000,000)


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES
Auto Repair, Services and Parking - 3.00%
 PHH Corporation,
   5.53%, 7-10-97 ........................    $3,565 $  3,560,072

Depository Institutions - 2.53%
 U.S. Bancorp,
   5.47%, Master Note.....................     3,012    3,012,000

Food and Kindred Products - 2.68%
 General Mills, Inc.,
   5.495%, Master Note ...................     1,196    1,196,000
 Hercules Inc.,
   5.7%, 7-25-97 .........................     2,000    1,992,400
   Total .................................              3,188,400

Instruments and Related Products - 2.52%
 Hughes Electronics Corp.,
   5.82%, 7-10-97 ........................     3,000    2,995,635

Nondepository Institutions - 1.76%
 Textron Financial Corp.,
   5.72%, 7-15-97 ........................     2,090    2,085,351

Textile Mill Products - 0.58%
 Sara Lee Corporation,
   5.5%, Master Note .....................       685      685,000

Transportation Equipment - 2.98%
 Dana Credit Corp.,
   5.8%, 7-22-97 .........................     3,560    3,547,955

TOTAL SHORT-TERM SECURITIES - 16.05%                 $ 19,074,413
 (Cost: $19,074,413)

TOTAL INVESTMENT SECURITIES - 101.10%                $120,172,388
 (Cost: $108,632,362)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.10%)    (1,302,908)

NET ASSETS - 100.00%                                 $118,869,480


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS
Automotive Dealers and Service Stations - 0.66%
 Circuit City Stores-CarMax Group*  ......    25,000  $   357,800

Building Materials and Garden Supplies - 1.13%
 Sherwin-Williams Company (The)  .........    20,000      617,500

Chemicals and Allied Products - 10.91%
 American Home Products Corporation  .....     7,000      535,500
 Avon Products, Inc.  ....................     8,300      585,665
 Crompton & Knowles Corporation  .........    14,300      319,062
 Dow Chemical Company (The)  .............     5,500      479,187
 du Pont (E.I.) de Nemours and Company  ..     4,800      297,298
 Hoechst AG (A)  .........................    11,000      466,617
 IMC Global, Inc.  .......................    13,000      455,000
 International Flavors & Fragrances Inc.         700       35,262
 Merck & Co., Inc.  ......................     6,600      683,100
 Nalco Chemical Company  .................     7,000      270,375
 Pfizer Inc.  ............................     5,500      657,250
 Praxair, Inc.  ..........................     8,800      492,800
 Warner-Lambert Company  .................     5,400      670,950
   Total .................................              5,948,066

Communication - 1.81%
 GTE Corporation  ........................     5,300      232,538
 Nokia Corporation, Series A, ADR  .......     1,600      118,000
 SBC Communications Inc.  ................    10,300      637,312
   Total .................................                987,850

Depository Institutions - 2.00%
 BankAmerica Corporation  ................     9,000      581,058
 Wells Fargo & Company  ..................     1,900      512,050
   Total .................................              1,093,108

Electric, Gas and Sanitary Services - 2.88%
 Baltimore Gas and Electric Company  .....     7,600      202,821
 Houston Industries Incorporated  ........    12,000      257,244
 PECO Energy Company  ....................    14,000      294,000
 Southern Company (The)  .................    13,000      284,375
 Unicom Corporation  .....................    24,000      532,488
   Total .................................              1,570,928

Electronic and Other Electric Equipment - 1.20%
 Emerson Electric Co.  ...................     9,000      495,558
 LSI Logic Corporation*  .................     5,000      160,000
   Total .................................                655,558


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Food and Kindred Products - 1.64%
 CPC International Inc.  .................     5,600  $   516,947
 ConAgra, Inc.  ..........................     5,900      378,338
   Total .................................                895,285

Forestry - 2.02%
 Georgia-Pacific Corporation  ............     6,800      580,550
 Weyerhaeuser Company  ...................    10,000      520,000
   Total .................................              1,100,550

General Merchandise Stores - 1.15%
 Mercantile Stores Company, Inc.  ........    10,000      629,370

Health Services - 1.88%
 American Retirement Corporation*  .......    25,000      443,750
 Tenet Healthcare Corporation*  ..........    19,600      579,415
   Total .................................              1,023,165

Heavy Construction, Excluding Building - 0.41%
 Foster Wheeler Corporation  .............     5,500      222,750

Holding and Other Investment Offices - 2.56%
 LTC Properties, Inc.  ...................    18,000      326,250
 National Health Investors, Inc.  ........    12,000      471,000
 Zurich Insurance Company (A)  ...........     1,500      596,673
   Total .................................              1,393,923

Industrial Machinery and Equipment - 2.74%
 Applied Materials, Inc.*  ...............     6,000      424,686
 Deere & Company  ........................     6,000      328,872
 Parker Hannifin Corporation  ............     9,600      582,595
 York International Corporation  .........     3,400      156,400
   Total .................................              1,492,553

Instruments and Related Products - 1.71%
 General Motors Corporation, Class H  ....     6,600      381,150
 St. Jude Medical, Inc.*  ................    14,200      553,800
   Total .................................                934,950

Insurance Carriers - 1.80%
 Chubb Corporation (The)  ................     6,200      414,625
 Hartford Financial Services Group (The)       4,100      339,275
 United HealthCare Corporation  ..........     4,400      228,800
   Total .................................                982,700

Metal Mining - 0.81%
 Homestake Mining Company  ...............    34,000      444,108

Miscellaneous Manufacturing Industries - 0.98%
 Hasbro, Inc.  ...........................    18,750      532,031


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1997
                                              Shares        Value

COMMON STOCKS (Continued)
Nondepository Institutions - 0.68%
 Federal Home Loan Mortgage Corporation  .    10,800  $   371,250

Oil and Gas Extraction - 2.60%
 Noble Affiliates, Inc.  .................     8,500      328,840
 Santa Fe International Corp.*  ..........    18,000      612,000
 Schlumberger Limited  ...................     3,800      475,000
   Total .................................              1,415,840

Paper and Allied Products - 1.39%
 Champion International Corporation  .....     5,800      320,450
 Union Camp Corporation  .................     8,800      440,000
   Total .................................                760,450

Petroleum and Coal Products - 2.84%
 Mobil Corporation  ......................     5,600      391,300
 Royal Dutch Petroleum Company  ..........    13,600      739,500
 Tosco Corporation  ......................    14,000      419,118
   Total .................................              1,549,918

Primary Metal Industries - 1.82%
 British Steel plc, ADR  .................    17,000      429,250
 Nucor Corporation  ......................    10,000      565,000
   Total .................................                994,250

Printing and Publishing - 3.26%
 Gannett Co., Inc.  ......................     6,000      592,500
 McGraw-Hill, Inc.  ......................     5,200      305,822
 Meredith Corporation  ...................    20,000      580,000
 Viacom Inc., Class B*  ..................    10,000      300,000
   Total .................................              1,778,322

Textile Mill Products - 1.38%
 Sara Lee Corporation  ...................     9,700      403,762
 Unifi, Inc.  ............................     9,300      347,588
   Total .................................                751,350

Transportation by Air - 0.19%
 Southwest Airlines Co.  .................     4,000      103,500

Transportation Equipment - 1.82%
 Echlin Inc.  ............................    14,000      504,000
 Sundstrand Corporation  .................     9,000      486,000
   Total .................................                990,000


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1997
                                              Shares        Value

COMMON STOCKS (Continued)
Wholesale Trade -- Nondurable Goods - 1.66%
 Gillette Company (The)  .................     6,780      642,405
 Nu Skin Asia Pacific, Inc. - A*  ........    10,000      265,000
   Total .................................                907,405

TOTAL COMMON STOCKS - 55.93%                          $30,504,480
 (Cost: $24,370,921)

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Building Materials and Garden Supplies - 0.84%
 Home Depot, Inc. (The), Convertible,
   3.25%, 10-1-2001 ......................    $  400      458,000

Electronic and Other Electric Equipment - 0.80%
 Cooper Industries, Inc.,
   6.0%, 1-1-99 (Exchangeable) ...........       257      437,000

Oil and Gas Extraction - 0.42%
 Enron Corp.,
   6.25%, 12-13-98 (Exchangeable) ........       261      229,500

Security and Commodity Brokers - 0.63%
 Salomon Inc.,
   7.625%, 5-15-99 (Exchangeable) ........       266      342,500

TOTAL CORPORATE DEBT SECURITIES - 2.69%               $ 1,467,000
 (Cost: $1,183,750)

UNITED STATES GOVERNMENT SECURITIES
 Federal National Mortgage Association,
   7.0%, 9-1-2025 ........................     4,237    4,151,100
 United States Treasury:
   5.625%, 8-31-97 .......................     1,000    1,000,000
   5.5%, 2-28-99 .........................     1,000      991,720
   6.875%, 8-31-99 .......................       250      253,710
   7.75%, 11-30-99 .......................     1,500    1,552,260
   7.125%, 2-29-2000 .....................       500      510,935
   6.375%, 8-15-2002 .....................     1,100    1,099,659
   7.5%, 2-15-2005 .......................     2,250    2,380,770
   6.25%, 8-15-2023 ......................       250      231,445
   6.75%, 8-15-2026 ......................     3,000    2,969,070
   Total .................................             10,989,569

TOTAL UNITED STATES GOVERNMENT SECURITIES - 27.76%     15,140,669
 (Cost: $15,207,861)


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES
Depository Institutions - 1.98%
 U.S. Bancorp,
   5.47%, Master Note.....................    $1,083  $ 1,083,000

Food and Kindred Products - 2.51%
 General Mills, Inc.,
   5.495%, Master Note....................       260      260,000
 Hercules, Inc.,
   5.57%, 7-14-97 ........................     1,110    1,107,767
   Total .................................              1,367,767

Nondepository Institutions - 2.02%
 Textron Financial Corp.,
   5.7%, 7-2-97 ..........................     1,100    1,099,826

Textile Mill Products - 3.73%
 Sara Lee Corporation,
   5.5%, Master Note......................     2,034    2,034,000

Transportation Equipment - 3.18%
 Dana Credit Corp.,
   5.77%, 7-24-97 ........................     1,740    1,733,586

TOTAL SHORT-TERM SECURITIES - 13.42%                  $ 7,318,179
 (Cost: $7,318,179)

TOTAL INVESTMENT SECURITIES - 99.80%                  $54,430,328
 (Cost: $48,080,711)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.20%         108,126

NET ASSETS - 100.00%                                  $54,538,454


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 1.51%
 Payless ShoeSource, Inc.  ...............     2,500     $  136,718

Auto Repair, Services, and Parking - 1.52%
 Hertz Corp (The), Class A  ..............     3,800        136,800

Business Services - 3.51%
 Adaptec Inc.*  ..........................     2,900        100,775
 First Data Corporation  .................     2,000         87,874
 Oracle Systems Corporation*  ............     2,550        128,375
   Total .................................                  317,024

Chemicals and Allied Products - 11.30%
 American Home Products Corporation  .....     1,800        137,700
 BetzDearborn Inc.  ......................     2,000        132,000
 Bristol-Myers Squibb Company  ...........     1,700        137,700
 Imperial Chemical Industries plc, ADR  ..     2,600        147,875
 Lilly (Eli) and Company  ................     1,400        153,037
 Pfizer Inc.  ............................     1,300        155,350
 Praxair, Inc.  ..........................     2,800        156,800
   Total .................................                1,020,462

Communication - 6.03%
 Clear Channel Communications, Inc.  .....     2,000        123,000
 Nokia Corporation, Series A, ADR  .......     2,700        199,125
 SBC Communications Inc.  ................     3,600        222,750
   Total .................................                  544,875

Depository Institutions - 1.40%
 BankAmerica Corporation  ................       600         38,737
 First Bank System, Inc.  ................       500         42,688
 Norwest Corporation  ....................       800         45,000
   Total .................................                  126,425

Electric, Gas and Sanitary Services - 4.25%
 Duke Energy Corp.   .....................     2,900        139,017
 PacifiCorp  .............................     2,300         50,455
 Sonat Inc.  .............................     2,800        143,500
 Southern Company (The)  .................     2,300         50,313
   Total .................................                  383,285

Forestry - 1.50%
 Weyerhaeuser Company  ...................     2,600        135,200

Furniture and Fixtures - 1.62%
 Lear Corporation*  ......................     3,300        146,438


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
General Merchandise Stores - 2.96%
 Federated Department Stores, Inc.  ......     3,600     $  125,100
 Wal-Mart Stores, Inc.  ..................     4,200        142,010
   Total .................................                  267,110

Heavy Construction, Excluding Building - 0.93%
 Koninklijke Boskalis Westminster N.V. (A)     4,288         84,096

Industrial Machinery and Equipment - 5.09%
 AGCO Corporation  .......................     1,300         46,718
 Case Corporation  .......................     1,500        103,312
 Integrated Process Equipment Corp.*  ....    10,400        263,245
 New Holland NV  .........................     1,700         46,537
   Total .................................                  459,812

Instruments and Related Products - 1.22%
 General Motors Corporation, Class H  ....     1,900        109,725

Paper and Allied Products - 1.38%
 Mead Corporation (The)  .................     2,000        124,500

Personal Services - 1.93%
 Equity Corporation International*  ......     7,200        174,146

Petroleum and Coal Products - 4.41%
 Mobil Corporation  ......................     1,600        111,800
 Royal Dutch Petroleum Company  ..........     2,400        130,500
 Tosco Corporation  ......................     5,200        155,672
   Total .................................                  397,972

Transportation by Air - 1.46%
 Southwest Airlines Co.  .................     5,100        131,962

Transportation Equipment - 2.15%
 Sundstrand Corporation  .................     3,600        194,400

TOTAL COMMON STOCKS - 54.17%                             $4,890,950
 (Cost: $4,378,487)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 2.16%
 BOC Group (The), Inc.,
   5.875%, 1-29-2001 .....................      $200        194,666


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1997
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Depository Institutions - 4.52%
 Banco de Inversion y Comercio
   Exterior S.A.,
   9.375%, 12-27-2000 (B) ................      $200     $  208,750
 Banco Nacional de Comercio Exterior, S.N.C.,
   7.5%, 7-1-2000 ........................       200        199,500
   Total .................................                  408,250

Electric, Gas and Sanitary Services - 2.29%
 Companhia Paranaense de Energia-COPEL,
   9.75%, 5-2-2005 (B)....................       200        207,250

Fabricated Metal Products - 2.36%
 Silgan Corp.,
   11.75%, 6-15-2002 .....................       200        213,000

Food and Kindred Products - 4.47%
 Jg Summit Holding, Inc.,
   8.0%, 5-6-2002 (B) ....................       200        198,500
     Pepsi-Gemex, S.A. de C.V.,
   9.75%, 3-30-2004 (B) ..................       200        205,250
   Total .................................                  403,750

Industrial Machinery and Equipment - 2.19%
 Tyco International Ltd.,
   6.5%, 11-1-2001 .......................       200        197,446

Primary Metal Industries - 2.33%
     Ispat Mexicana, S.A. de C.V.,
   10.375%, 3-15-2001 (B) ................       200        210,250

Stone, Clay and Glass Products _ 2.28%
 Vicap, S.A. de C.V.,
   10.25%, 5-15-2002 (B) .................       200        206,000

TOTAL CORPORATE DEBT SECURITIES - 22.60%                 $2,040,612
 (Cost: $2,021,458)

OTHER GOVERNMENT SECURITIES
 Argentina - 2.32%
 Republic of Argentina (The),
   9.25%, 2-23-2001 ......................       200        209,250

 Poland - 2.20%
 Republic of Poland (The),
   7.125%, 7-1-2004 ......................       200        199,000

TOTAL OTHER GOVERNMENT SECURITIES - 4.52%   $408,250
 (Cost: $400,824)


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value
UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Banks,
   7.04%, 1-2-2003 .......................      $200     $  198,844
 United States Treasury:
   7.25%, 2-15-98 ........................        60         60,553
   7.125%, 2-29-2000 .....................        60         61,312
   7.5%, 2-15-2005 .......................       130        137,556

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 5.08%                                      $  458,265
 (Cost: $466,928)

SHORT-TERM SECURITIES
Chemicals and Allied Products - 3.32%
 PPG Industries, Inc.,
   5.5%, 7-7-97 ..........................       300        299,725

Depository Institutions - 4.60%
 U.S. Bancorp,
   5.47%, Master Note ....................       415        415,000

Electric, Gas and Sanitary Services - 4.42%
 Pacific Gas & Electric Co.,
   5.55%, 7-8-97 .........................       400        399,569

Food and Kindred Products - 1.93%
 General Mills, Inc.,
   5.495%, Master Note ...................       174        174,000

Textile Mill Products - 0.43%
 Sara Lee Corporation,
   5.5%, Master Note .....................        39         39,000

TOTAL SHORT-TERM SECURITIES - 14.70%                     $1,327,294
 (Cost: $1,327,294)

TOTAL INVESTMENT SECURITIES - 101.07%                    $9,125,371
 (Cost: $8,594,991)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.07%)         (96,788)

NET ASSETS - 100.00%                                     $9,028,583


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

BANK OBLIGATIONS
Bankers Acceptance _ 2.86%
 SunTrust Banks Inc.,
   5.5%, 7-7-97 ..........................    $1,111  $ 1,109,660

Certificates of Deposit
 Domestic _ 2.58%
 Bankers Trust New York Corp.,
   5.4%, 10-16-97 ........................     1,000      999,908

 Yankee _ 10.31%
 Banque Nationale de Paris,
   5.9%, 3-19-98 .........................     1,000    1,000,000
 Canadian Imperial Bank of Commerce,
   5.95%, 6-29-98 ........................     1,000      999,392
 Deutsche Bank AG - New York,
   5.71%, 11-7-97 ........................     1,000      998,376
 Societe Generale - New York,
   5.85%, 3-3-98 .........................     1,000      999,007
   Total .................................              3,996,775

Total Certificates of Deposit _ 12.89%                  4,996,683

Notes _ 5.80%
 Abbey National Treasury Services plc,
   5.61%, 2-10-98 ........................     1,250    1,249,555
 PNC Bank, N.A.,
   5.5975%, 12-11-97 .....................     1,000      999,689
   Total .................................              2,249,244

TOTAL BANK OBLIGATIONS _ 21.55%                        $8,355,587
 (Cost: $8,355,587)

CORPORATE OBLIGATIONS
Commercial Paper
 Chemicals and Allied Products _ 11.16%
 Abbott Laboratories,
   5.7%, 7-9-97 ..........................     1,500    1,498,100
 Air Products & Chemicals Inc.,
   5.7%, 7-8-97 ..........................     1,500    1,498,338
 BOC Group Inc.,
   5.54%, 7-28-97 ........................     1,335    1,329,453
   Total .................................              4,325,891

Depository Institutions - 1.95%
 U.S. Bancorp,
   5.47%, Master Note.....................       755      755,000


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Electric, Gas and Sanitary Services _ 4.61%
 Idaho Power Co.,
   5.56%, 7-18-97 ........................    $1,000  $   997,374
 Questar Corp.,
   5.585%, 7-3-97 ........................       790      789,755
   Total .................................              1,787,129

 Food and Kindred Products _ 6.03%
 General Mills, Inc.,
   5.495%, Master Note ...................        43       43,000
 Heinz (H.J.) Co.,
   5.54%, 7-17-97 ........................     1,000      997,538
 Hercules Inc.,
   5.57%, 7-14-97 ........................     1,300    1,297,385
   Total .................................              2,337,923

 Metal Mining _ 3.86%
 BHP Finance (USA) Inc.,
   5.53%, 7-7-97 .........................     1,500    1,498,618

 Nondepository Institutions _ 6.44%
 Associates Corp. of North America,
   5.5%, 7-16-97 .........................     1,000      997,708
 Island Finance Puerto Rico Inc.,
   5.57%, 7-7-97 .........................     1,500    1,498,608
   Total .................................              2,496,316

 Personal Services _ 2.63%
 Block Financial Corp.,
   5.6%, 7-18-97 .........................     1,024    1,021,292

 Textile Mill Products - 1.44%
 Sara Lee Corporation,
   5.5%, Master Note .....................       558      558,000

 Transportation Equipment - 3.40%
 Echlin, Inc.,
   5.67%, 8-1-97 .........................     1,325    1,318,531

Total Commercial Paper _ 41.52%                        16,098,700

Notes
 Auto Repair, Services and Parking _ 2.58%
 PHH Corporation,
   5.677%, 7-24-97 .......................     1,000    1,000,000


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE OBLIGATIONS (Continued)
Notes (Continued)
 Electric, Gas, and Sanitary Services _ 2.62%
 PacifiCorp,
   8.75%, 2-12-98 ........................    $1,000 $  1,018,354

 Food and Kindred Products _ 2.59%
 PepsiCo Inc.,
   6.125%, 1-15-98 .......................     1,000    1,002,507

 Nondepository Institutions _ 2.58%
 Caterpillar Financial Services Corp.,
   5.6447%, 7-28-97 ......................     1,000    1,000,000

Total Notes _ 10.37%                                    4,020,861

TOTAL CORPORATE OBLIGATIONS _ 51.89%                  $20,119,561
 (Cost: $20,119,561)

MUNICIPAL OBLIGATIONS
California _ 2.58%
 City of Anaheim, California, Certificates
   of Participation (1993 Arena Financing
   Project), Municipal Adjustable Rate
   Taxable Securities (Credit Suisse),
   5.72%, 8-1-97 .........................     1,000    1,000,000

Kentucky _ 1.35%
 City of Bardstown, Kentucky, Taxable Variable
   Rate Demand Industrial Revenue Bonds, Series 1994
   (R.J. Tower Corporation Project), (Comerica Bank),
   5.68%, 7-3-97 .........................       525      525,000

Louisiana _ 2.58%
 Industrial Development Board of the Parish
   Of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable),(ABN AMRO Bank N.V.),
   5.62%, 7-1-97 .........................     1,000    1,000,000

Michigan _ 1.55%
 Crystal Enterprises, Inc., Crystal Mountain Resort,
   Taxable Variable Rate Demand Notes, Series 1995
   (NBD Bank),
   5.68%, 7-3-97 .........................       600      600,000


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL OBLIGATIONS (Continued)
New York - 2.58%
 Metrocrest Hospital Authority, Taxable Commercial
   Paper Program, Series 1989 (The Bank of New York),
   5.6235%, 7-2-97 .......................    $1,000  $   999,844

Pennsylvania _ 3.23%
 Schuylkill County Industrial Development
   Authority, Commercial Development Revenue
   Bonds (Midway Supermarket, Inc. Project),
   Taxable Series of 1995 (Meridian Bank),
   5.8%, 7-9-97 ..........................       890      890,000
 Montgomery County Industrial Development
   Authority, Federally Taxable Variable Rate
   Demand/Fixed Rate Revenue Bonds (Collegeville
   Inn Project), Series of 1996 (CoreStates Bank,
   N.A.),
   5.8%, 7-9-97 ..........................       200      200,000
 Monroe County Industrial Development
   Authority, Manufacturing Facilities
   Revenue Bonds (United Steel Enterprises,
   Inc., Project), Taxable Variable Rate Demand/
   Fixed Rate Revenue Bonds, Series B of 1996
   (CoreStates Bank, N.A.),
   5.80%, 10-1-97 ........................       165      165,000
    Total  ...............................              1,255,000

Texas _ 2.58%
 Gulf Coast Waste Disposal Authority, Pollution
   Control Revenue Bonds (Amoco Oil Company
   Project), Taxable Series 1995,
   5.65%, 8-19-97 ........................     1,000    1,000,000

TOTAL MUNICIPAL OBLIGATIONS _ 16.45%                   $6,379,844
 (Cost: $6,379,844)

UNITED STATES GOVERNMENT OBLIGATIONS
 Federal Farm Credit Banks,
   5.85%, 8-1-97..........................     1,400    1,399,947
 Federal Home Loan Banks,
   5.82%, 11-6-97 ........................     1,000      999,460
 Student Loan Marketing Association,
   5.37%, 2-17-98.........................     1,000    1,000,000

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS _ 8.77%     $3,399,407
 (Cost: $3,399,407)


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1997

                                                            Value

TOTAL INVESTMENT SECURITIES - 98.66%                  $38,254,399
 (Cost: $38,254,399)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.34%         518,959

NET ASSETS - 100.00%                                  $38,773,358


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 6.84%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................      $100  $   102,889
 ICI Wilmington, Inc.,
   9.5%, 11-15-2000 ......................        75       81,096
 Praxair, Inc.,
   6.7%, 4-15-2001 .......................       100       99,808
   Total .................................                283,793

Depository Institutions - 8.90%
 Ahmanson (H.F.), Series A,
   6.35%, 9-1-98 .........................       100      100,294
 BankAmerica Corporation,
   9.7%, 8-1-2000 ........................       100      108,234
 Boatmen's Bancshares, Inc.,
   9.25%, 11-1-2001 ......................        50       54,452
 Wells Fargo & Company,
   8.375%, 5-15-2002 .....................       100      105,894
   Total .................................                368,874

Electric, Gas and Sanitary Services - 1.26%
 Consolidated Natural Gas Company,
   8.75%, 6-1-99 .........................        50       52,048

Electronic and Other Electric Equipment - 2.45%
 Black & Decker Corp.,
   7.5%, 4-1-2003 ........................       100      101,754

General Merchandise Stores - 4.91%
 Penney (J.C.) Company, Inc.,
   10.0%, 10-15-97 .......................       100      101,149
 Sears, Roebuck and Co.,
   9.25%, 4-15-98 ........................       100      102,416
   Total .................................                203,565

Instruments and Related Products - 4.58%
 Baxter International Inc.,
   7.625%, 11-15-2002 ....................       100      103,074
 Polaroid Corporation,
   8.0%, 3-15-99 .........................        85       87,036
   Total .................................                190,110

Insurance Carriers - 1.26%
 Transamerica Finance Corporation,
   8.75%, 10-1-99 ........................        50       52,221


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions - 9.90%
 American General Finance Corporation,
   8.25%, 1-15-98 ........................      $ 50  $    50,580
 Associates Corporation of North America,
   7.875%, 9-30-2001 .....................       100      104,220
 Ford Motor Credit Company,
   8.0%, 1-15-99 .........................       150      153,738
 General Motors Acceptance Corporation,
   7.75%, 1-15-99 ........................       100      101,959
   Total .................................                410,497

Oil and Gas Extraction - 3.19%
 Burlington Resources Inc.,
   8.5%, 10-1-2001 .......................       125      132,284

Paper and Allied Products - 2.43%
 International Paper Company,
   6.875%, 7-10-2000 .....................       100      100,694

Petroleum and Coal Products - 3.80%
 Chevron Corporation,
   8.11%, 12-1-2004 ......................       100      104,698
 Texaco Capital Inc.,
   9.0%, 12-15-99 ........................        50       52,823
   Total .................................                157,521

Railroad Transportation - 2.50%
 Union Pacific Corporation,
   7.875%, 2-15-2002 .....................       100      103,810

Security and Commodity Brokers - 2.48%
 Salomon Inc.,
   7.75%, 5-15-2000 ......................       100      102,706

Transportation by Air - 2.51%
 Federal Express Corporation,
   10.0%, 9-1-98 .........................       100      104,173

TOTAL CORPORATE DEBT SECURITIES - 57.01%               $2,364,050
 (Cost: $2,348,702)


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation,
   7.0%, 5-15-2005 .......................      $100   $  100,625
 Federal National Mortgage Association:
   6.0%, 11-1-2000 .......................        67       64,690
   7.95%, 3-7-2005 .......................       100      102,562
   6.5%, 12-1-2010 .......................        95       92,736
   6.0%, 1-1-2011 ........................        86       83,061
   6.5%, 2-1-2011 ........................        90       88,588
   7.0%, 5-1-2011 ........................        91       91,074
   7.0%, 7-1-2011 ........................        92       92,151
   6.0%, 9-25-2014 .......................       100       99,625
   11.0%, 10-1-2020 ......................        30       33,455
   7.0%, 4-1-2026 ........................        97       94,887
 Government National Mortgage Association,
   7.0%, 9-15-2008 .......................        73       72,986
 United States Treasury:
   6.375%, 8-15-2002 .....................       100       99,969
   6.25%, 2-15-2003.......................       100       99,219
   7.25%, 5-15-2004.......................       100      104,234

TOTAL UNITED STATES GOVERNMENT SECURITIES - 31.83%     $1,319,862
 (Cost: $1,318,414)

TOTAL SHORT-TERM SECURITIES - 9.34%                    $  387,000
 (Cost: $387,000)

TOTAL INVESTMENT SECURITIES - 98.18%                   $4,070,912
 (Cost: $4,054,116)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.82%          75,593

NET ASSETS - 100.00%                                   $4,146,505


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 4.28%
 Dow Capital BV,
   9.0%, 5-15-2010 .......................    $  500  $   571,655
 Dow Chemical Company (The),
   8.55%, 10-15-2009 .....................     1,000    1,107,370
 Procter & Gamble Company (The),
   8.0%, 9-1-2024 ........................     2,000    2,259,240
   Total .................................              3,938,265

Communication - 9.26%
 Bell Telephone Company of Pennsylvania (The),
   8.35%, 12-15-2030 .....................     1,000    1,142,690
 BellSouth Telecommunications, Inc.,
   5.85%, 11-15-2045 .....................     1,000      983,670
 Cablevision Industries Corporation,
   9.25%, 4-1-2008 .......................     1,000    1,063,160
 Centel Capital Corporation,
   9.0%, 10-15-2019 ......................     1,000    1,153,340
 Continental Cablevision, Inc.,
   8.5%, 9-15-2001 .......................     1,000    1,056,220
 Jones Intercable, Inc.,
   9.625%, 3-15-2002 .....................       500      523,750
 Tele-Communications, Inc.,
   6.58%, 2-15-2005 ......................     1,000    1,033,420
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     1,000    1,037,150
 U S WEST, Inc.,
   8.4%, 9-15-99 .........................       500      518,415
   Total .................................              8,511,815

Depository Institutions - 9.40%
 AmSouth Bancorporation,
   6.75%, 11-1-2025 ......................     1,500    1,466,625
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-2005 ......................       500      501,250
 J.P. Morgan & Co. Incorporated,
   7.54%, 1-15-2027 ......................       750      717,578
 Kansallis-Osake-Pankki,
   10.0%, 5-1-2002 .......................     1,000    1,121,450
 NBD Bank, National Association,
   8.25%, 11-1-2024 ......................     1,000    1,111,280
 NationsBank Corporation,
   8.57%, 11-15-2024 .....................     1,000    1,139,050
 Riggs National Corporation,
   8.5%, 2-1-2006 ........................     1,500    1,560,000
 SouthTrust Bank of Alabama, N.A.:
   5.58%, 2-6-2006 .......................       500      482,975
   7.69%, 5-15-2025 ......................       500      539,855
   Total .................................              8,640,063


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services - 6.66%
 Arkla, Inc.,
   10.0%, 11-15-2019 .....................    $  975 $  1,072,978
 Cajun Electric Power Cooperative, Inc.,
   8.92%, 3-15-2019 ......................     1,000    1,083,470
 Cleveland Electric Illuminating Co. (The),
   9.5%, 5-15-2005 .......................       678      729,291
 Consolidated Edison Company of New York, Inc.,
   8.05%, 12-15-2027 .....................       500      496,830
 El Paso Electric Company,
   7.25%, 2-1-99 .........................       500      500,915
 Kansas Gas and Electric Company,
   7.6%, 12-15-2003 ......................     1,000    1,028,930
 Pacific Gas & Electric Co.,
   6.875%, 12-1-99 .......................       500      500,170
 Pennsylvania Power & Light Co.,
   9.25%, 10-1-2019 ......................       656      708,919
   Total .................................              6,121,503

Fabricated Metal Products - 1.12%
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,000    1,032,500

Food and Kindred Products - 2.54%
 Coca-Cola Enterprises Inc.,
   0.0%, 6-20-2020 .......................    10,000    1,988,000
 Nabisco, Inc.,
   6.8%, 9-1-2001 ........................       345      345,562
   Total .................................              2,333,562

Food Stores - 0.56%
 Kroger Co. (The),
   7.65%, 4-15-2007 ......................       500      511,775

Health Services - 1.11%
 Tenet Healthcare Corporation:
   7.875%, 1-15-2003 .....................       500      501,250
   8.625%, 12-1-2003 .....................       500      517,500
   Total .................................              1,018,750


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Hotels and Other Lodging Places - 1.72%
 Marriott International, Inc.,
   7.875%, 4-15-2005 .....................   $ 1,000 $  1,037,200
 RHG Finance Corporation,
   8.875%, 10-1-2005 .....................       500      544,610
   Total .................................              1,581,810

Industrial Machinery and Equipment - 1.18%
 Joy Technologies Inc.,
   10.25%, 9-1-2003 ......................     1,000    1,085,590

Insurance Carriers - 0.56%
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-2000 ......................       500      520,000

Lumber and Wood Products - 0.26%
 Doman Industries Limited,
   8.75%, 3-15-2004 ......................       250      241,250

Nondepository Institutions - 8.47%
 Associates Corporation of North America,
   7.95%, 2-15-2010 ......................       500      534,605
 BarclaysAmerican Corporation,
   9.125%, 12-1-97 .......................       225      227,698
 Chrysler Financial Corporation,
   12.75%, 11-1-99 .......................     1,000    1,133,370
 Countrywide Mortgage Backed Securities,
   Inc.,
   6.5%, 4-25-2024 .......................     2,000    1,995,780
 DLJ Mortgage Acceptance Corp.,
   6.5%, 4-25-2024 .......................       955      914,570
 General Electric Capital Corporation,
   8.3%, 9-20-2009 .......................       250      274,340
 General Motors Acceptance Corporation,
   8.875%, 6-1-2010 ......................     1,000    1,139,830
 Residential Asset Securities Corporation,
   Mortgage Pass-Through Certificates,
   1995-KS3 Class D,
   8.0%, 10-25-2024 ......................     1,000    1,025,520
 Westinghouse Electric Corporation,
   8.875%, 6-14-2014 .....................       500      541,990
   Total .................................              7,787,703


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Oil and Gas Extraction - 4.40%
 Anadarko Petroleum Corporation,
   7.25%, 3-15-2025 ......................   $ 1,000   $1,018,030
 Mitchell Energy & Development Corp.,
   9.25%, 1-15-2002 ......................       500      538,715
 Oryx Energy Company:
   10.0%, 4-1-2001 .......................       400      436,304
   8.375%, 7-15-2004 .....................       500      521,045
 Seagull Energy Corporation,
   7.875%, 8-1-2003 ......................       500      512,500
 YPF Sociedad Anoima,
   8.0%, 2-15-2004 .......................     1,000    1,018,700
   Total .................................              4,045,294

Paper and Allied Products - 1.70%
 Boise Cascade Office Products Corporation,
   9.875%, 2-15-2001 .....................       500      524,420
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-2002 ......................     1,000    1,034,510
   Total .................................              1,558,930

Printing and Publishing - 1.73%
 News America Holdings Incorporated,
   9.125%, 10-15-99 ......................       500      527,120
 Viacom International Inc.:
   9.125%, 8-15-99 .......................       500      512,500
   10.25%, 9-15-2001 .....................       500      546,750
   Total .................................              1,586,370

Security and Commodity Brokers - 1.07%
 Salomon Inc.,
   3.65%, 2-14-2002 ......................     1,000      982,000

Stone, Clay and Glass Products - 1.71%
 Owens-Corning Fiberglas Corporation,
   8.875%, 6-1-2002 ......................       500      537,825
 Owens-Illinois, Inc.,
   7.85%, 5-15-2004 ......................       500      507,795
 USG Corporation,
   9.25%, 9-15-2001 ......................       500      528,750
   Total .................................              1,574,370

Transportation Equipment - 0.60%
 McDonnell Douglas Corporation,
   9.25%, 4-1-2002 .......................       500      549,770


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade -- Durable Goods- 2.84%
 Fisher Scientific International Inc.,
   7.125%, 12-15-2005 ....................   $   900 $    881,496
 Motorola, Inc.,
   8.4%, 8-15-2031 .......................     1,500    1,731,120
   Total .................................              2,612,616

TOTAL CORPORATE DEBT SECURITIES - 61.17%              $56,233,936
 (Cost: $55,169,733)

OTHER GOVERNMENT SECURITIES
Canada - 5.19%
 Hydro-Quebec:
   8.05%, 7-7-2024 .......................     1,000    1,083,980
   7.4%, 3-28-2025 .......................     1,000    1,083,850
 Province de Quebec:
   5.67%, 2-27-2026 ......................       500      497,695
   6.29%, 3-6-2026 .......................     1,000      989,790
 Province of Nova Scotia,
   8.25%, 11-15-2019......................     1,000    1,111,950
   Total .................................              4,767,265

Supranational - 1.23%
 Inter-American Development Bank,
   8.4%, 9-1-2009 ........................     1,000    1,130,540

TOTAL OTHER GOVERNMENT SECURITIES - 6.42%             $ 5,897,805
 (Cost: $5,730,121)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   7.5%, 2-15-2007 .......................     2,000    2,040,620
   7.5%, 11-15-2017 ......................     1,538    1,559,624
   7.5%, 4-15-2019 .......................     1,435    1,420,485
   6.5%, 11-25-2020 ......................       819      797,121
   7.95%, 12-15-2020 .....................     3,000    3,068,430
 Federal National Mortgage Association,
   7.09%, 4-1-2004 .......................       500      494,530
 Government National Mortgage Association:
   7.5%, 7-15-2023 .......................     2,052    2,071,410
   7.5%, 12-15-2023 ......................     2,169    2,189,484
   8.0%, 9-15-2025 .......................     1,863    1,931,776
   7.75%, 10-15-2031 .....................       320      324,346
 Tennessee Valley Authority,
   5.98%, 4-1-2036 .......................     2,000    2,016,160
 United States Treasury:
   5.5%, 2-28-99 .........................     5,000    4,958,600
   6.75%, 5-31-99 ........................     1,000    1,011,560
   0.0%, 2-15-2019 .......................     5,000    1,122,250
 Veterans Administration,
   7.5%, 8-15-2017 .......................     2,000    2,022,500
              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1997

                                                            Value

TOTAL UNITED STATES GOVERNMENT SECURITIES - 29.40%    $27,028,896
 (Cost: $26,902,554)

TOTAL SHORT-TERM SECURITIES - 1.45%                   $ 1,329,000
 (Cost: $1,329,000)

TOTAL INVESTMENT SECURITIES - 98.44%                  $90,489,637
 (Cost: $89,131,408)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.56%       1,437,659

NET ASSETS - 100.00%                                  $91,927,296

              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1997

                                              Shares        Value

COMMON STOCKS AND WARRANTS
Chemicals and Allied Products - 0.17%
 Carson, Inc.*  ..........................    16,500 $    177,375

Communication - 0.22%
 Heartland Wireless Communications,
   Inc., Warrants (B)* ...................     3,000           30
 Microcell Telecommunications Inc.,
   Conditional Warrants (B)* .............     5,000        3,125
 Microcell Telecommunications Inc.,
   Warrants(B)* ..........................     5,000       62,500
 Young Broadcasting Inc.*  ...............     5,000      163,750
   Total .................................                229,405

Electronic and Other Electric Equipment - 0.02%
 Electronic Retailing Systems
   International, Inc., Warrants* ........       500       20,000

Furniture and Fixtures - 0.33%
 Lear Corporation*  ......................     8,000      355,000

General Building Contractors - 0.37%
 Walter Industries, Inc.*  ...............    23,272      391,970

Hotels and Other Lodging Places - 0.83%
 Trump Hotels & Casino Resorts, Inc.*  ...     6,250       67,188
 Wyndham Hotel Corporation*  .............    25,000      815,625
   Total .................................                882,813

Industrial Machinery and Equipment - 0.18%
 Bell & Howell Company*  .................     6,250      192,575

Printing and Publishing - 0.50%
 Knight-Ridder, Inc.  ....................     5,000      245,310
 Tribune Company  ........................     6,000      288,372
   Total .................................                533,682

TOTAL COMMON STOCKS AND WARRANTS - 2.62%             $  2,782,820
 (Cost: $2,119,514)

PREFERRED STOCKS
Depository Institutions - 0.82%
 California Federal Bank,
   F.S.B., 10.625% .......................     5,000      551,250
 California Federal Preferred Capital
   Corporation, 9.125% ...................    12,500      320,313
   Total .................................                871,563

Printing and Publishing - 0.47%
 K-III Communications Corporation, $10   .     5,000      503,750

TOTAL PREFERRED STOCKS - 1.29%                       $  1,375,313
 (Cost: $1,312,500)

              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Agricultural Production -- Crops - 0.50%
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ....................    $  500 $    536,250

Agricultural Production -- Livestock - 0.29%
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 .....................       300      310,500

Amusement and Recreation Services - 5.58%
 American Skiing Company,
   12.0%, 7-15-2006 ......................     1,000    1,055,000
 California Hotel Finance Corporation,
   11.0%, 12-1-2002 ......................     1,500    1,578,750
 Rio Hotel & Casino, Inc.,
   10.625%, 7-15-2005 ....................     1,000    1,080,000
 Showboat Marina Casino Partnership,
   13.5%, 3-15-2003 ......................       500      572,500
 Trump Atlantic City Associates,
   11.25%, 5-1-2006 ......................       500      488,750
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ......................     1,000    1,160,000
   Total .................................              5,935,000

Apparel and Other Textile Products - 2.44%
 CONSOLTEX GROUP INC.,
   11.0%, 10-1-2003 ......................     1,000    1,023,750
 Pillowtex Corporation,
   10.0%, 11-15-2006 .....................       500      525,000
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ....................     1,000    1,045,000
   Total .................................              2,593,750

Automotive Dealers and Service Stations - 0.94%
 Chief Auto Parts Inc.,
   10.5%, 5-15-2005 ......................     1,000    1,000,000

Building Materials and Garden Supplies - 0.48%
 American Builders & Contractors
   Supply Co., Inc.,
   10.625%, 5-15-2007 (B) ................       500      515,000

Business Services - 3.03%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 .....................       750      804,375
 Lamar Advertising Company,
   9.625%, 12-1-2006 .....................     1,000    1,027,500


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Business Services (Continued)
 Shared Technologies Fairchild
   Communications Corp.,
   0.0%, 3-1-2006 (E) ....................    $1,000 $    875,000
 Universal Outdoor, Inc.,
   9.75%, 10-15-2006 .....................       500      517,500
   Total .................................              3,224,375

Chemicals and Allied Products - 2.23%
 Dade International Inc.,
   11.125%, 5-1-2006 .....................       500      557,500
 Freedom Chemical Company,
   10.625%, 10-15-2006 ...................     1,250    1,310,937
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ....................       500      506,875
   Total .................................              2,375,312

Communication - 13.43%
 Adelphia Communications Corporation:
   10.25%, 7-15-2000 .....................       500      502,500
   12.5%, 5-15-2002 ......................       675      715,500
 Allbritton Communications Company,
   9.75%, 11-30-2007 .....................       500      492,500
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ........................       750      765,000
 Argyle Television Operations, Inc.,
   9.75%, 11-1-2005 ......................     1,000    1,040,000
 Cablevision Systems Corporation,
   9.875%, 2-15-2013 .....................     1,450    1,500,750
 Comcast Corporation,
   9.5%, 1-15-2008 .......................       350      367,500
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (E) ..................       500      346,250
 Globalstar, L.P., Units,
   11.375%, 2-15-2004 (B)(F) .............       500      501,250     Intermedia
Communications of Florida, Inc.,
   0.0%, 5-15-2006 (E) ...................       750      540,000
 MFS Communications Company, Inc.:
   0.0%, 1-15-2004 (E) ...................       500      465,400
   0.0%, 1-15-2006 (E) ...................     1,000      791,790
 Marcus Cable Operating Company, L.P.:
   0.0%, 8-1-2004 (E) ....................     1,500    1,305,000
   0.0%, 12-15-2005 (E) ..................       500      395,000
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (E) ....................     1,250      700,000
 Rogers Cantel Inc.,
   9.375%, 6-1-2008 ......................       500      527,500


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (E) ...................    $  500 $    365,000
 Teleport Communications Group Inc.,
   0.0%, 7-1-2007 (E).....................     1,250      901,563
 USA Mobile Communications, Inc. II,
   9.5%, 2-1-2004 ........................       500      470,000
 Vanguard Cellular Systems, Inc.,
   9.375%, 4-15-2006 .....................       500      505,000
 Videotron Plc,
   0.0%, 8-15-2005 (E) ...................       500      417,500
 WinStar Communications, Inc.,
   0.0%, 10-15-2005 (B)(E) ...............       500      487,500     Wireless
One, Inc., Units,
   0.0%, 8-1-2006 (E)(G) .................       750      195,000
   Total .................................             14,297,503

Depository Institutions - 1.49%
 First Nationwide Holdings Inc.:
   9.125%, 1-15-2003 .....................     1,000    1,030,000
 12.5%, 4-15-2003  .......................       500      557,500
   Total .................................              1,587,500

Eating and Drinking Places - 0.48%
 Foodmaker, Inc.,
   9.25%, 3-1-99 .........................       500      515,000

Electric, Gas and Sanitary Services - 0.58%
 Allied Waste Industries, Inc.,
   0.0%, 6-1-2007 (B)(E) .................     1,000      615,000

Electronic and Other Electric Equipment - 2.29%
 Advanced Micro Devices, Inc.,
   11.0%, 8-1-2003 .......................       500      556,875
 Electronic Retailing Systems
   International, Inc., Units,
   0.0%, 2-1-2004 (B)(E)(H) ..............       500      326,250
 Rayovac Corporation,
   10.25%, 11-1-2006 .....................       500      526,250
 Telex Communications, Inc.,
   10.5%, 5-1-2007 (B) ...................       500      522,500
 Viasystems, Inc.,
   9.75%, 6-1-2007 (B) ...................       500      506,250
   Total .................................              2,438,125


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Engineering and Management Services - 0.72%
 United International Holdings, Inc.,
   0.0%, 11-15-99 ........................    $1,000 $    770,000

Fabricated Metal Products - 3.94%
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     1,500    1,548,750
 Neenah Corporation:
   11.125%, 5-1-2007 (B) .................       500      532,500
   11.125%, 5-1-2007 (B) .................     1,000    1,065,000
 Nortek, Inc.,
   9.875%, 3-1-2004 ......................       500      512,500
 U.S. Can Corporation,
   10.125%, 10-15-2006 ...................       500      531,250
   Total .................................              4,190,000

Food and Kindred Products - 0.95%
 Archibald Candy Corporation,
   10.25%, 7-1-2004 (B) ..................       500      507,500
 Dr Pepper Bottling Holdings, Inc.,
   0.0%, 2-15-2003 (E) ...................       500      498,750
   Total .................................              1,006,250

Food Stores - 4.42%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ......................       500      511,250
 Bruno's, Inc.,
   10.5%, 8-1-2005 .......................     1,500    1,511,250
 Jitney-Jungle Stores of America, Inc.,
   12.0%, 3-1-2006 .......................     1,000    1,110,000
 Pueblo Xtra International, Inc.,
   9.5%, 8-1-2003 ........................       500      485,000
 Ralphs Grocery Company,
   11.0%, 6-15-2005 ......................     1,000    1,081,250
   Total .................................              4,698,750

Furniture and Fixtures - 1.43%
 Lear Seating Corporation,
   8.25%, 2-1-2002 .......................     1,500    1,522,500

General Building Contractors - 1.48%
 NVR L.P.,
   11.0%, 4-15-2003 ......................     1,000    1,070,000
 Standard Pacific Corporation,
   8.5%, 6-15-2007 .......................       500      500,000
   Total .................................              1,570,000


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Health Services - 2.40%
 Quorum Health Group, Inc.,
   8.75%, 11-1-2005 ......................    $1,000 $  1,035,000
 Regency Health Services, Inc.,
   9.875%, 10-15-2002 ....................       500      512,500
 Tenet Healthcare Corporation:
   8.0%, 1-15-2005 .......................       500      501,250
   8.625%, 1-15-2007 .....................       500      510,000
   Total .................................              2,558,750

Holding and Other Investment Offices - 2.11%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-2003 .....................     1,000    1,130,000
 LTC Properties, Inc., Convertible,
   8.5%, 1-1-2000 ........................     1,000    1,110,000
   Total .................................              2,240,000

Hotels and Other Lodging Places - 5.07%
 Casino America, Inc.,
   12.5%, 8-1-2003 .......................       750      774,375
 HMC Acquisition Properties, Inc.,
   9.0%, 12-15-2007 ......................       500      508,125
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ......................     1,500    1,556,250
   9.75%, 4-1-2007 .......................       500      522,500
 Showboat, Inc.,
   9.25%, 5-1-2008 .......................     1,000    1,030,000
 Station Casinos, Inc.,
   10.125%, 3-15-2006 ....................     1,000    1,007,500
   Total .................................              5,398,750

Industrial Machinery and Equipment - 2.77%
 American Standard Inc.,
   9.875%, 6-1-2001 ......................     1,000    1,060,000
 Bell & Howell Company,
   10.75%, 10-1-2002 .....................       750      783,750
 Falcon Building Products, Inc.,
   0.0%, 6-15-2007 (B)(E) ................     1,000      590,000
 Walbro Corporation,
   9.875%, 7-15-2005 .....................       500      512,500
   Total .................................              2,946,250

Instruments and Related Products - 2.49%
 Cole National Group, Inc.,
   9.875%, 12-31-2006 ....................       500      523,750
 InterCel, Inc., Units,
   0.0%, 2-1-2006 (E)(I) .................         7      495,000
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .......................     1,500    1,627,500
   Total .................................              2,646,250

              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Lumber and Wood Products - 1.00%
 Triangle Pacific Corp.,
   10.5%, 8-1-2003 .......................    $1,000 $  1,067,500

Miscellaneous Manufacturing Industries - 1.47%
 Hedstrom Corporation,
   10.0%, 6-1-2007 (B) ...................       500      510,000
 Pen-Tab Industries, Inc.,
   10.875%, 2-1-2007 (B) .................       500      512,500
 Syratech Corporation,
   11.0%, 4-15-2007 ......................       500      536,250
   Total .................................              1,558,750

Miscellaneous Retail - 1.00%
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ....................       500      542,500
 TravelCenters of America, Inc.,
   10.25%, 4-1-2007 (B) ..................       500      517,500
   Total .................................              1,060,000

Motion Pictures - 1.07%
 MacAndrews & Forbes Group, Incorporated,
   13.0%, 3-1-99 .........................        81       81,405
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ....................     1,000    1,060,000
   Total .................................              1,141,405

Oil and Gas Extraction - 1.94%
 Flores & Rucks, Inc.,
   9.75%, 10-1-2006 ......................     1,000    1,045,000
 Lomak Petroleum, Inc.,
   8.75%, 1-15-2007 ......................       500      500,000
 Pride Petroleum Services, Inc.,
   9.375%, 5-1-2007 ......................       500      522,500
   Total .................................              2,067,500

Paper and Allied Products - 4.70%
 Asia Pulp & Paper Company Ltd.,
   11.75%, 10-1-2005 .....................     1,000    1,102,500
 Container Corporation of America,
   11.25%, 5-1-2004 ......................     1,500    1,620,000
 Fort Howard Corporation,
   11.0%, 1-2-2002 .......................       438      491,951
 Indah Kiat Finance Mauritius Limited,
   10.0%, 7-1-2007 (B)....................       500      499,375


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Paper and Allied Products (Continued)
 Mail-Well Corporation,
   10.5%, 2-15-2004 ......................    $  500 $    527,500
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .......................       750      761,250
   Total .................................              5,002,576

Personal Services - 0.52%
 Prime Succession Acquisition Corp.,
   10.75%, 8-15-2004 .....................       500      550,000

Primary Metal Industries - 0.99%
 Essex Group, Inc.,
   10.0%, 5-1-2003 .......................     1,000    1,052,500

Printing and Publishing - 5.47%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 ...................     1,000    1,090,000
 Big Flower Press, Inc.,
   10.75%, 8-1-2003 ......................       666      704,295
 Jordan Industries, Inc.,
   10.375%, 8-1-2003 .....................     1,500    1,590,000
 K-III Communications Corporation,
   8.5%, 2-1-2006 ........................       500      500,000
 Viacom International, Inc.,
   8.0%, 7-7-2006 ........................     2,000    1,940,000
   Total .................................              5,824,295

Rubber and Miscellaneous Plastics Products - 0.90%
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 .....................       500      530,000
 RBX Corporation,
   11.25%, 10-15-2005 ....................       500      425,000
   Total .................................                955,000

Stone, Clay and Glass Products - 0.95%
 Owens-Illinois, Inc.,
   7.85%, 5-15-2004 ......................     1,000    1,015,590

Textile Mill Products - 2.44%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 ......................       500      526,250
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ......................       500      562,500
 Glenoit Corporation,
   11.0%, 4-15-2007 (B) ..................       500      526,875
 Polymer Group Inc.,
   9.0%, 7-1-2007 (B) ....................     1,000      983,910
   Total .................................              2,599,535


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Transportation Equipment - 2.05%
 Aetna Industries, Inc.,
   11.875%, 10-1-2006 ....................    $1,000 $  1,090,000
 Greenwich Air Services, Inc.,
   10.5%, 6-1-2006 .......................       500      581,250
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 .....................       500      510,000
   Total .................................              2,181,250

Transportation Services _ 0.71%
 Transportacion Maritima Mexicana,
   S.A. de C.V.,
   10.0%, 11-15-2006 .....................       750      757,500

Trucking and Warehousing - 0.50%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ....................       500      535,000

Wholesale Trade -- Durable Goods - 2.92%
 Alvey Systems, Inc.,
   11.375%, 1-31-2003 ....................     1,000    1,035,000
 E&S Holdings Corporation,
   10.375%, 10-1-2006 ....................       500      520,000
 Exide Corporation,
   10.0%, 4-15-2005 ......................     1,500    1,552,500
   Total .................................              3,107,500

Wholesale Trade -- Nondurable Goods - 1.92%
 Corporate Express, Inc.,
   9.125%, 3-15-2004 .....................     1,000      998,750
 Di Giorgio Corporation,
   10.0%, 6-15-2007 (B) ..................       500      487,500
 United Stationers Supply Co.,
   12.75%, 5-1-2005 ......................       500      560,000
   Total .................................              2,046,250

TOTAL CORPORATE DEBT SECURITIES - 92.09%             $ 98,012,966
 (Cost: $94,224,849)

OTHER GOVERNMENT SECURITIES _ 0.53%
Argentina
 The Republic of Argentina,
   11.375%, 1-30-2017 ....................       500 $    562,500
 (Cost: $496,989)

TOTAL SHORT-TERM SECURITIES - 3.00%                  $  3,193,023
 (Cost: $3,193,023)


              See Notes to Schedules of Investments on pages  - .

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1997

                                                            Value

TOTAL INVESTMENT SECURITIES - 99.53%                 $105,926,622
 (Cost: $101,346,875)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.47%         500,493

NET ASSETS - 100.00%                                 $106,427,115


              See Notes to Schedules of Investments on pages  - .

TMK/UNITED FUNDS, INC.
Notes to Schedules of Investments
*No dividends were paid during the preceding 12 months.
(A)  Listed on an exchange outside of the United States.
(B)  As of June 30, 1997, the following restricted securities were owned:
                                 Shares/
                              Principal
                   Acquisition  Amount Acquisition  Market
    Security            Date  (in 000's)      Cost   Value
 ----------------  --------------------------------------------
                                Growth Portfolio

 Adaptec Inc., Convertible,
    4.75%, 2-1-2004    1/28/97    $1,500$1,500,000$1,494,375
                       2/28/97     1,000   995,000   996,250
                                        --------------------
                                        $2,495,000$2,490,625
                                        ====================

                            International Portfolio

    Haci Omer Sabanci
     Holding A.S., ADR 6/30/97    96,000  $864,000  $864,000
                                          ========  ========

                            Asset Strategy Portfolio

 Banco de Inversion y Comercio
    Exterior S.A.,
    9.375%, 12-27-2000 2/18/97      $200$  208,000$  208,750
 Companhia Paranaense de Energia-COPEL,
    9.75%, 5-2-2005    4/22/97       200   199,236   207,250
 Jg Summit Holding, Inc.,
    8.0%, 5-6-2002     5/19/97       200   197,750   198,500
 Pepsi-Gemex, S.A. de C.V.,
    9.75%, 3-30-2004   6/24/97       200   205,750   205,250
 Ispat Mexicana, S.A. de C.V.,
    10.375%, 3-15-2001 3/17/97       200   202,250   210,250
 Vicap, S.A. de C.V.,
    10.25%, 5-15-2002  6/18/97       200   206,400   206,000
                                        --------------------
                                        $1,219,386$1,236,000
                                        ====================

                             High Income Portfolio

 Heartland Wireless Communications,
    Inc., Warrants     4/20/95     3,000$   18,500  $     30
 Microcell Telecommunications Inc.,
    Conditional Warrants 6/13/96   5,000       ---     3,125
 Microcell Telecommunications Inc.,
    Warrants           6/13/96     5,000    61,247    62,500
 Allied Waste Industries, Inc.,
    0.0%, 6-1-2007      5/1/97    $1,000   574,360   615,000
 American Builders & Contractors
    Supply Co., Inc.,
    10.625%, 5-15-2007  5/2/97       500   500,000   515,000
 Archibald Candy Corporation,
    10.25%, 7-1-2004   6/27/97       500   500,000   507,500
 Di Giorgio Corporation,
    10.0%, 6-15-2007   6/13/97       500   500,000   487,500
 Electronic Retailing Systems
    International, Inc., Units,
    0.0%, 2-1-2004     1/21/97       500   336,458   326,250
 Falcon Building Products, Inc.,
    0.0%, 6-15-2007     6/5/97     1,000   599,820   590,000
 Glenoit Corporation,
    11.0%, 4-15-2007   3/26/97       500   499,045   526,875
 Globalstar, L.P., Units,
    11.375%, 2-15-2004 2/13/97       500   500,000   501,250
 Hedstrom Corporation,
    10.0%, 6-1-2007     6/9/97       500   500,000   510,000
 Indah Kiat Finance Mauritius Limited,
    10.0%, 7-1-2007    6/26/97       500   496,735   499,375
 Neenah Corporation:
    11.125%, 5-1-2007  4/23/97       500   500,000   532,500
    11.125%, 5-1-2007  6/26/97     1,000 1,057,500 1,065,000
 Pen-Tab Industries, Inc.,
    10.875%, 2-1-2007  1/30/97       500   500,000   512,500
 Polymer Group Inc.,
    9.0%, 7-1-2007     6/30/97     1,000   983,910   983,910
 Telex Communications, Inc.,
    10.5%, 5-1-2007    4/29/97       500   500,000   522,500
 TravelCenters of America, Inc.,
    10.25%, 4-1-2007   3/24/97       500   500,000   517,500
 Viasystems, Inc.,
    9.75%, 6-1-2007     6/2/97       500   500,000   506,250
 WinStar Communications, Inc.,
    0.0%, 10-15-2005   3/13/97       500   500,000   487,500
                                        ----------------------
                                        $10,127,575$10,272,065
                                        ======================

     The total market value of restricted securities represents approximately 0.40%, 0.83%, 13.69% and 9.65%, respectively, of the total net assets in the Growth Portfolio, International Portfolio, Asset Strategy Portfolio and High Income Portfolio at June 30, 1997.

TMK/UNITED FUNDS, INC.
Notes to Schedules of Investments
(C) Collateralized by $277,000 U.S. Treasury Notes, 12.5% due 8-15-2014, market value and accrued interest aggregate $420,227.
(D) Principal amounts are denominated in the indicated foreign currency where applicable (DM _ Deutsche Mark, F _ French Franc).
(E) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(F) Each Unit consists of $1,000 principal amount of 11.375% senior notes due 2004 and one warrant to purchase 2.0645 shares of common stock.
(G) Each Unit consists of $1,000 principal amount of 13.5% senior discount notes due 2006 and one warrant to purchase 2.274 shares of common stock.
(H) Each Unit consists of $1,000 principal amount of 13.25% senior discount notes due 2004 and one warrant to purchase 17.23 shares of common stock.
(I) Each Unit consists of 10 $1,000 principal amount of 12% senior discount notes due 2-1-2006 and 32 warrants. Each warrant entitles the holder to purchase one share of common stock.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997
(Unaudited)                                                Science and
                                  Growth         Income     Technology
                               Portfolio      Portfolio      Portfolio
Assets                       -----------     ----------    -----------
 Investment securities--at
   value (Notes 1 and 3)    $621,197,895   $577,865,797     $3,158,547
 Cash   .................          3,820          5,752          2,839
 Receivables:
   Investment securities
    sold  ...............            ---        178,318            ---
   Fund shares sold .....        971,128      1,454,838        121,120
   Dividends and interest        573,081        385,391            250
 Prepaid insurance
   premium ..............            642            ---            ---
 Other  .................            ---            ---             31
                            ------------   ------------     ----------
    Total assets  .......    622,746,566    579,890,096      3,282,787
Liabilities                 ------------   ------------     ----------
 Payable for investment
   securities purchased .      7,521,976      1,718,640         49,300
 Payable to Fund
   shareholders .........         95,832         90,993             48
 Accrued accounting
   services fee (Note 2).          5,833          5,833            ---
 Accrued management
   fee (Note 2) .........         11,715         10,999             59
 Dividends payable ......            ---            ---            ---
 Due to custodian  ......            ---            ---            ---
 Other  .................          3,168          2,286            ---
                            ------------   ------------     ----------
    Total liabilities  ..      7,638,524      1,828,751         49,407
                            ------------   ------------     ----------
      Total net assets ..   $615,108,042   $578,061,345     $3,233,380
Net Assets                  ============   ============     ==========
 $0.01 par value capital stock
   Capital stock ........   $    765,890   $    479,202     $    5,802
   Additional paid-in
    capital  ............    490,427,149    346,622,238      3,034,862
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income      2,686,120      2,226,074         14,167
   Accumulated undistributed
    net realized gain (loss)
    on investment
    transactions  .......     24,444,722     12,608,698            ---
   Net unrealized appreciation
    of investments  .....     96,784,161    216,125,133        178,549
                            ------------   ------------     ----------
    Net assets applicable to
      outstanding units
      of capital ........   $615,108,042   $578,061,345     $3,233,380
                            ============   ============     ==========
Net asset value, redemption
 and offering price per share    $8.0313       $12.0630        $5.5724
                                 =======       ========        =======
Capital shares outstanding    76,588,966     47,920,179        580,246
Capital shares authorized    100,000,000    100,000,000    100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997
(Unaudited)
                           International      Small Cap       Balanced
                               Portfolio      Portfolio      Portfolio
Assets                      ------------   ------------    -----------
 Investment securities--at
   value (Notes 1 and 3)    $107,182,763   $120,172,388    $54,430,328
 Cash   .................            ---            625          3,737
 Receivables:
   Investment securities
    sold  ...............            ---         98,747            ---
   Fund shares sold .....        248,234        216,150        244,991
   Dividends and interest        389,248         62,072        353,313
 Prepaid insurance
   premium ..............            ---            ---            ---
 Other  .................            ---            ---            ---
                            ------------    -----------     ----------
    Total assets  .......    107,820,245    120,549,982     55,032,369
Liabilities                 ------------   ------------    -----------
 Payable for investment
   securities purchased .      3,884,460      1,648,100        467,950
 Payable to Fund
   shareholders .........         15,677         25,345         22,226
 Accrued accounting
   services fee (Note 2).          3,333          3,333          2,500
 Accrued management
   fee (Note 2) .........          2,260          2,751            887
 Dividends payable ......            ---            ---            ---
 Due to custodian  ......         22,723            ---            ---
 Other  .................         42,634            973            352
                            ------------   ------------    -----------
    Total liabilities  ..      3,971,087      1,680,502        493,915
                            ------------   ------------    -----------
      Total net assets ..   $103,849,158   $118,869,480    $54,538,454
Net Assets                  ============   ============    ===========
 $0.01 par value capital stock
   Capital stock ........   $    152,436   $    132,795    $    80,202
   Additional paid-in
    capital  ............     82,761,773     97,252,927     46,393,517
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income        604,188         47,431        788,059
   Accumulated undistributed
    net realized gain (loss)
    on investment
    transactions  .......      7,920,891      9,896,301        927,074
   Net unrealized appreciation
    of investments  .....     12,409,870     11,540,026      6,349,602
                            ------------   ------------    -----------
    Net assets applicable to
      outstanding units
      of capital ........   $103,849,158   $118,869,480    $54,538,454
                            ============   ============    ===========
Net asset value, redemption
 and offering price per share    $6.8126        $8.9513        $6.8002
                                 =======       ========        =======
Capital shares outstanding    15,243,592     13,279,530      8,020,174
Capital shares authorized    100,000,000    100,000,000     50,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997
(Unaudited)
                                   Asset
                                Strategy   Money Market   Limited-Term
                               Portfolio      Portfolio Bond Portfolio
Assets                     -------------   ------------    -----------
 Investment securities--at
   value (Notes 1 and 3)      $9,125,371    $38,254,399     $4,070,912
 Cash   .................          4,276          2,117          2,622
 Receivables:
   Investment securities
    sold  ...............        375,779            ---            ---
   Fund shares sold .....          5,790      3,346,153          5,635
   Dividends and interest         51,593        275,781         67,748
 Prepaid insurance
   premium ..............            ---            603            ---
 Other  .................            ---            ---            ---
                              ----------    -----------     ----------
    Total assets  .......      9,562,809     41,879,053      4,146,917
Liabilities                   ----------    -----------     ----------

 Payable for investment
   securities purchased .        532,408            ---            ---
 Payable to Fund
   shareholders .........          1,172      3,087,102            203
 Accrued accounting
   services fee (Note 2).            ---          1,667            ---
 Accrued management
   fee (Note 2) .........            197            524             62
 Dividends payable  .....            ---         15,955            ---
 Due to custodian  ......            ---            ---            ---
 Other  .................            449            447            147
                              ----------    -----------     ----------
    Total liabilities  ..        534,226      3,105,695            412
                              ----------    -----------     ----------
      Total net assets ..     $9,028,583    $38,773,358     $4,146,505
Net Assets                    ==========    ===========     ==========
 $0.01 par value capital stock
   Capital stock ........     $   16,434    $   387,734     $    7,829
   Additional paid-in
    capital  ............      8,316,095     38,385,624      4,012,942
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income        147,212            ---        112,387
   Accumulated undistributed
    net realized gain (loss)
    on investment
    transactions  .......         18,462            ---         (3,449)
   Net unrealized appreciation
    of investments  .....        530,380            ---         16,796
                              ----------    -----------     ----------
    Net assets applicable to
      outstanding units
      of capital ........     $9,028,583    $38,773,358     $4,146,505
                              ==========    ===========     ==========
Net asset value, redemption
 and offering price per share    $5.4939        $1.0000        $5.2961
                                 =======       ========        =======
Capital shares outstanding     1,643,371     38,773,358        782,938
Capital shares authorized    100,000,000    100,000,000     50,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997
(Unaudited)
                                    Bond    High Income
                               Portfolio      Portfolio
Assets                     -------------  -------------
 Investment securities--at
   value (Notes 1 and 3)     $90,489,637   $105,926,622
 Cash   .................          3,898          6,202
 Receivables:
   Investment securities
    sold  ...............            ---      2,005,000
   Fund shares sold .....         83,109        371,460
   Dividends and interest      1,366,216      2,210,482
 Prepaid insurance
   premium ..............            401            581
 Other  .................            ---            ---
                             -----------   ------------
    Total assets  .......     91,943,261    110,520,347
Liabilities                  -----------   ------------
 Payable for investment
   securities purchased .            ---      4,050,020
 Payable to Fund
   shareholders .........         11,627         17,575
 Accrued accounting
   services fee (Note 2).          2,500          3,333
 Accrued management
   fee (Note 2) .........          1,324          1,878
 Dividends payable  .....            ---            ---
 Due to custodian  ......            ---            ---
 Other  .................            514         20,426
                             -----------   ------------
    Total liabilities  ..         15,965      4,093,232
                             -----------   ------------
      Total net assets ..    $91,927,296   $106,427,115
Net Assets                   ===========   ============
 $0.01 par value capital stock
   Capital stock ........    $   171,578   $    218,963
   Additional paid-in
    capital  ............     90,119,363     97,421,537
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income      2,900,930      4,411,888
   Accumulated undistributed
    net realized gain (loss)
    on investment
    transactions  .......     (2,622,804)      (205,020)
   Net unrealized appreciation
    of investments  .....      1,358,229      4,579,747
                             -----------   ------------
    Net assets applicable to
      outstanding units
      of capital ........    $91,927,296   $106,427,115
                             ===========   ============
Net asset value, redemption
 and offering price per share    $5.3578        $4.8605
                                 =======        =======
Capital shares outstanding    17,157,779     21,896,293
Capital shares authorized    100,000,000    100,000,000
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended JUNE 30, 1997
(Unaudited)                                                Science and
                                  Growth         Income     Technology
                               Portfolio      Portfolio      Portfolio
                              ----------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........    $   848,527    $   852,508       $ 17,972
   Dividends ............      3,872,632      3,214,335            182
                             -----------    -----------       --------
    Total income               4,721,159      4,066,843         18,154
                             -----------    -----------       --------
 Expenses (Note 2):
   Investment management
    fee  ................      1,923,068      1,771,958          3,196
   Accounting services
    fee  ................         32,500         30,833            ---
   Custodian fees .......         16,943         13,286            591
   Audit fees ...........          6,890          7,191            ---
   Legal fees ...........          5,867          5,409            231
   Other ................         13,700         12,092            (31)
                             -----------    -----------       --------
    Total expenses  .....      1,998,968      1,840,769          3,987
                             -----------    -----------       --------
      Net investment income    2,722,191      2,226,074         14,167
                             -----------    -----------       --------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........     24,444,722     12,608,698            ---
 Realized net gain (loss)
   on foreign currency
   transactions .........        (36,071)           ---            ---
                             -----------    -----------       --------
   Realized net gain (loss)
    on investments  .....     24,408,651     12,608,698            ---
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........     66,842,068     75,619,091        178,549
                             -----------    -----------       --------
    Net gain (loss) on
      investments .......     91,250,719     88,227,789        178,549
                             -----------    -----------       --------
      Net increase
       in net assets
       resulting from
       operations  ......    $93,972,910    $90,453,863       $192,716
                             ===========    ===========       ========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended JUNE 30, 1997
(Unaudited)
                           International      Small Cap       Balanced
                               Portfolio      Portfolio      Portfolio
                              ----------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........    $   218,111    $   480,537     $  655,647
   Dividends ............        837,873         23,578        294,162
                             -----------    -----------     ----------
    Total income               1,055,984        504,115        949,809
                             -----------    -----------     ----------
 Expenses (Note 2):
   Investment management
    fee  ................        359,608        431,129        141,138
   Accounting services
    fee  ................         15,833         18,333         10,833
   Custodian fees .......         58,002          3,103          1,722
   Audit fees ...........          7,333          5,980          6,037
   Legal fees ...........            950          1,078            499
   Other ................          2,619          3,046          1,509
                             -----------    -----------     ----------
    Total expenses  .....        444,345        462,669        161,738
                             -----------    -----------     ----------
      Net investment income      611,639         41,446        788,071
                             -----------    -----------     ----------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........      9,169,193      9,896,301        927,074
 Realized net gain (loss)
   on foreign currency
   transactions .........         (7,451)         5,985            (12)
                             -----------    -----------     ----------
   Realized net gain (loss)
    on investments  .....      9,161,742      9,902,286        927,062
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........      2,039,953      2,415,651      2,874,616
                             -----------    -----------     ----------
    Net gain (loss) on
      investments .......     11,201,695     12,317,937      3,801,678
                             -----------    -----------     ----------
      Net increase
       in net assets
       resulting from
       operations  ......    $11,813,334    $12,359,383     $4,589,749
                             ===========    ===========     ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended JUNE 30, 1997
(Unaudited)
                          Asset Strategy   Money Market   Limited-Term
                               Portfolio      Portfolio Bond Portfolio
                         ---------------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........       $159,031     $1,031,055       $129,219
   Dividends ............         29,818            ---            ---
                                --------     ----------       --------
    Total income                 188,849      1,031,055        129,219
                                --------     ----------       --------
 Expenses (Note 2):
   Investment management
    fee  ................         33,683         92,312         10,548
   Accounting services
    fee  ................            ---         10,000            ---
   Custodian fees .......          2,392          2,362            653
   Audit fees ...........          5,493          3,564          4,892
   Legal fees ...........            293            778            243
   Other ................            568          1,340            496
                                --------     ----------       --------
    Total expenses  .....         42,429        110,356         16,832
                                --------     ----------       --------
      Net investment income      146,420        920,699        112,387
                                --------     ----------       --------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........         65,034            ---         (3,449)
 Realized net gain (loss)
   on foreign currency
   transactions .........            792            ---            ---
                                --------     ----------       --------
   Realized net gain (loss)
    on investments  .....         65,826            ---         (3,449)
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........        373,015            ---         (8,557)
                                --------     ----------       --------
    Net gain (loss) on
      investments .......        438,841            ---        (12,006)
                                --------     ----------       --------
      Net increase
       in net assets
       resulting from
       operations  ......       $585,261     $  920,699       $100,381
                                ========     ==========       ========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Period Ended JUNE 30, 1997
(Unaudited)
                                    Bond    High Income
                               Portfolio      Portfolio
                           -------------  -------------
Increase (Decrease) in Net Assets
 Income (Note 1B):
   Interest and
    amortization ........     $3,166,987     $4,701,001
   Dividends ............            ---         67,443
                              ----------     ----------
    Total income               3,166,987      4,768,444
                              ----------     ----------
 Expenses (Note 2):
   Investment management
    fee  ................        238,539        323,802
   Accounting services
    fee  ................         15,000         18,333
   Custodian fees .......          2,588          3,514
   Audit fees ...........          6,187          6,419
   Legal fees ...........            968          1,065
   Other ................          2,775          3,423
                              ----------     ----------
    Total expenses  .....        266,057        356,556
                              ----------     ----------
      Net investment income    2,900,930      4,411,888
                              ----------     ----------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........         (3,073)        32,496
 Realized net gain (loss)
   on foreign currency
   transactions .........            ---            ---
                              ----------     ----------
   Realized net gain (loss)
    on investments  .....         (3,073)        32,496
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........       (208,952)     1,695,045
                              ----------     ----------
    Net gain (loss) on
      investments .......       (212,025)     1,727,541
                              ----------     ----------
      Net increase
       in net assets
       resulting from
       operations  ......     $2,688,905     $6,139,429
                              ==========     ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended JUNE 30, 1997
(Unaudited)                                                Science and
                                  Growth         Income     Technology
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income  .............   $  2,722,191   $  2,226,074     $   14,167
   Realized net gain (loss)
    on investments  .....     24,408,651     12,608,698            ---
   Unrealized appreciation
    (depreciation)  .....     66,842,068     75,619,091        178,549
                            ------------   ------------     ----------
    Net increase
      in net assets
      resulting from
      operations.........     93,972,910     90,453,863        192,716
                            ------------   ------------     ----------
 Dividends to shareholders
   from net investment
   income (Note 1E)*.....            ---            ---            ---
                            ------------   ------------     ----------
                                     ---            ---            ---
                            ------------   ------------     ----------
 Capital share
   transactions** .......      7,972,442     25,216,062      3,040,664
                            ------------   ------------     ----------
      Total increase
       (decrease)  ......    101,945,352    115,669,925      3,233,380
Net Assets
 Beginning of period  ...    513,162,690    462,391,420            ---
                            ------------   ------------     ----------
 End of period  .........   $615,108,042   $578,061,345     $3,233,380
                            ============   ============     ==========
   Undistributed net
    investment income  ..     $2,686,120     $2,226,074        $14,167
                              ==========     ==========        =======
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............      4,449,151      4,267,229        653,651
Shares issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Shares redeemed .........     (3,361,723)    (1,959,902)       (73,405)
                               ---------      ---------       --------
Increase (decrease) in outstanding
 capital shares .........      1,087,428      2,307,327        580,246
                               =========      =========       ========
Value issued from sale
 of shares  .............    $32,374,354    $46,633,262     $3,439,705
Value issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Value redeemed ..........    (24,401,912)   (21,417,200)      (399,041)
        .................    -----------    -----------    -----------
Increase (decrease) in
 outstanding capital  ...    $ 7,972,442    $25,216,062     $3,040,664
                             ===========    ===========    ===========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended JUNE 30, 1997
(Unaudited)
                           International      Small Cap       Balanced
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income  .............   $    611,639   $     41,446    $   788,071
   Realized net gain (loss)
    on investments  .....      9,161,742      9,902,286        927,062
   Unrealized appreciation
    (depreciation)  .....      2,039,953      2,415,651      2,874,616
                            ------------   ------------    -----------
    Net increase
      in net assets
      resulting from
      operations.........     11,813,334     12,359,383      4,589,749
                            ------------   ------------    -----------
 Dividends to shareholders
   from net investment
   income (Note 1E)*.....            ---            ---            ---
                            ------------   ------------    -----------
                                     ---            ---            ---
                            ------------   ------------    -----------
 Capital share
   transactions** .......     12,186,371      9,101,807      7,521,647
                            ------------   ------------    -----------
      Total increase
       (decrease)  ......     23,999,705     21,461,190     12,111,396
Net Assets
 Beginning of period  ...     79,849,453     97,408,290     42,427,058
                            ------------   ------------    -----------
 End of period  .........   $103,849,158   $118,869,480    $54,538,454
                            ============   ============    ===========
   Undistributed net
    investment income  ..       $604,188        $47,431       $788,059
                                ========        =======       ========
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............      2,449,116      1,836,236      1,508,298
Shares issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Shares redeemed .........       (515,955)      (705,954)      (334,819)
                               ---------      ---------      ---------
Increase (decrease) in outstanding
 capital shares .........      1,933,161      1,130,282      1,173,479
                               =========      =========      =========
Value issued from sale
 of shares  .............    $15,451,869    $14,730,364     $9,675,702
Value issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Value redeemed ..........     (3,265,498)    (5,628,557)    (2,154,055)
        .................    -----------    -----------    -----------
Increase (decrease) in
 outstanding capital  ...    $12,186,371    $ 9,101,807    $ 7,521,647
                             ===========    ===========    ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended JUNE 30, 1997
(Unaudited)
                          Asset Strategy   Money Market   Limited-Term
                               Portfolio      Portfolio Bond Portfolio
                          --------------    -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income  .............     $  146,420    $   920,699     $  112,387
   Realized net gain (loss)
    on investments  .....         65,826            ---         (3,449)
   Unrealized appreciation
    (depreciation)  .....        373,015            ---         (8,557)
                              ----------    -----------     ----------
    Net increase
      in net assets
      resulting from
      operations.........        585,261        920,699        100,381
                              ----------    -----------     ----------
 Dividends to shareholders
   from net investment
   income (Note 1E)*.....            ---       (920,699)           ---
                              ----------    -----------     ----------
                                     ---       (920,699)           ---
                              ----------    -----------     ----------
 Capital share
   transactions** .......        (30,876)     1,515,756        330,700
                              ----------    -----------     ----------
      Total increase
       (decrease)  ......        554,385      1,515,756        431,081
Net Assets
 Beginning of period  ...      8,474,198     37,257,602      3,715,424
                              ----------    -----------     ----------
 End of period  .........     $9,028,583    $38,773,358     $4,146,505
                              ==========    ===========     ==========
   Undistributed net
    investment income  ..       $147,212           $---       $112,387
                                ========           ====       ========
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............        165,493     96,311,750         90,010
Shares issued from reinvest-
 ment of dividends  .....            ---        920,699            ---
Shares redeemed .........       (172,634)   (95,716,693)       (26,572)
                                 -------     ----------         ------
Increase (decrease) in outstanding
 capital shares .........         (7,141)     1,515,756         63,438
                                 =======     ==========         ======
Value issued from sale
 of shares  .............       $846,639    $96,311,750       $469,165
Value issued from reinvest-
 ment of dividends  .....            ---        920,699            ---
Value redeemed ..........       (877,515)   (95,716,693)      (138,465)
        .................       --------    -----------       --------
Increase (decrease) in
 outstanding capital  ...      ($ 30,876)   $ 1,515,756       $330,700
                                ========    ===========       ========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended JUNE 30, 1997
(Unaudited)
                                    Bond    High Income
                               Portfolio      Portfolio
                             -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income  .............     $2,900,930     $4,411,888
   Realized net gain (loss)
    on investments  .....         (3,073)        32,496
   Unrealized appreciation
    (depreciation)  .....       (208,952)     1,695,045
                             -----------   ------------
    Net increase
      in net assets
      resulting from
      operations.........      2,688,905      6,139,429
                             -----------   ------------
 Dividends to shareholders
   from net investment
   income (Note 1E)*.....            ---            ---
                             -----------   ------------
                                     ---            ---
                             -----------   ------------
 Capital share
   transactions** .......     (3,128,395)     2,881,615
                             -----------   ------------
      Total increase
       (decrease)  ......       (439,490)     9,021,044
Net Assets
 Beginning of period  ...     92,366,786     97,406,071
                             -----------   ------------
 End of period  .........    $91,927,296   $106,427,115
                             ===========   ============
   Undistributed net
    investment income  ..     $2,900,930     $4,411,888
                              ==========     ==========
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............        851,086      1,842,848
Shares issued from reinvest-
 ment of dividends  .....            ---            ---
Shares redeemed .........     (1,454,754)    (1,237,393)
                               ---------      ---------
Increase (decrease) in outstanding
 capital shares .........       (603,668)       605,455
                               =========      =========
Value issued from sale
 of shares  .............     $4,462,626      8,668,438
Value issued from reinvest-
 ment of dividends ......            ---            ---
Value redeemed ..........     (7,591,021)    (5,786,823)
        .................    -----------     ----------
Increase (decrease) in
 outstanding capital  ...    ($3,128,395)    $2,881,615
                             ===========     ==========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1996


                                  Growth         Income  International
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............   $  6,619,255   $  3,809,484    $   909,905
   Realized net gain (loss)
    on investments  .....     51,961,378      7,401,806     (1,037,336)
   Unrealized appreciation
    (depreciation)  .....     (3,365,641)    60,154,057      9,364,785
                            ------------   ------------    -----------
    Net increase
      in net assets
      resulting from
      operations.........     55,214,992     71,365,347      9,237,354
                            ------------   ------------    -----------
 Distributions to shareholders (Note 1E):*
   From net investment
    income  .............     (6,621,032)    (3,809,484)      (845,962)
   From realized gains
    on securities
    transactions  .......    (51,959,601)    (7,400,042)      (169,132)
   In excess of realized
    gains  ..............            ---            ---            ---
                            ------------   ------------    -----------
                             (58,580,633)   (11,209,526)    (1,015,094)
                            ------------   ------------    -----------
 Capital share
   transactions** .......     97,702,647     71,041,567     21,430,848
                            ------------   ------------    -----------
      Total increase ....     94,337,006    131,197,388     29,653,108
Net Assets
 Beginning of period  ...    418,825,684    331,194,032     50,196,345
                            ------------   ------------    -----------
 End of period  .........   $513,162,690   $462,391,420    $79,849,453
                            ============   ============    ===========
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====           ====           ====
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............     10,798,375      9,532,901      4,545,608
Shares issued from reinvest-
 ment of dividends and/or
 distributions ..........      8,618,982      1,105,770        169,211
Shares redeemed .........     (5,273,088)    (3,201,312)      (913,129)
                              ----------      ---------      ---------
Increase in outstanding
 capital shares .........     14,144,269      7,437,359      3,801,690
                              ==========      =========      =========
Value issued from sale
 of shares  .............    $76,770,633    $90,220,484    $25,545,695
Value issued from reinvest-
 ment of dividends and/or
 distributions ..........     58,580,633     11,209,526      1,015,094
Value redeemed ..........    (37,648,619)   (30,388,443)    (5,129,941)
        .................    -----------    -----------    -----------
Increase in
 outstanding capital  ...    $97,702,647    $71,041,567    $21,430,848
                             ===========    ===========    ===========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1996

                               Small Cap       Balanced Asset Strategy
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............    $   198,002    $ 1,028,296     $  289,259
   Realized net gain (loss)
    on investments  .....      3,641,030      1,316,721        (46,700)
   Unrealized appreciation
    (depreciation)  .....        172,785      1,209,473        211,346
                             -----------    -----------     ----------
    Net increase
      in net assets
      resulting from
      operations.........      4,011,817      3,554,490        453,905
                             -----------    -----------     ----------
 Distributions to shareholders (Note 1E):*
   From net investment
    income  .............       (198,002)    (1,029,586)      (289,131)
   From realized gains
    on securities
    transactions  .......     (3,641,030)            ---           ---
   In excess of realized
    gains  ..............            ---     (1,315,431)           ---
                             -----------    -----------     ----------
                              (3,839,032)    (2,345,017)      (289,131)
                             -----------    -----------     ----------
 Capital share
   transactions** .......     41,644,058     17,614,713      3,965,482
                             -----------    -----------     ----------
      Total increase ....     41,816,843     18,824,186      4,130,256
Net Assets
 Beginning of period  ...     55,591,447     23,602,872      4,343,942
                             -----------    -----------     ----------
 End of period  .........    $97,408,290    $42,427,058     $8,474,198
                             ===========    ===========     ==========
   Undistributed net
    investment income   .           $---           $---           $---
                                    ====           ====           ====
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............      5,458,630      2,884,829      1,038,946
Shares issued from reinvest-
 ment of dividends and/or
 distributions ..........        478,826        378,430         56,314
Shares redeemed .........     (1,014,254)      (417,037)      (311,169)
                               ---------      ---------      ---------
Increase in outstanding
 capital shares .........      4,923,202      2,846,222        784,091
                               =========      =========      =========
Value issued from sale
 of shares  .............    $46,147,982    $17,870,938     $5,287,460
Value issued from reinvest-
 ment of dividends and/or
 distributions ..........      3,839,032      2,345,016        289,131
Value redeemed ..........     (8,342,956)    (2,601,241)    (1,611,109)
                             -----------    -----------     ----------
Increase in
 outstanding capital  ...    $41,644,058    $17,614,713     $3,965,482
                             ===========    ===========     ==========

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1996


                            Money Market   Limited-Term           Bond
                               Portfolio Bond Portfolio      Portfolio
                          --------------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............    $ 1,758,102     $  193,799    $ 5,629,686
   Realized net gain (loss)
    on investments  .....            ---            848         33,713
   Unrealized appreciation
    (depreciation)  .....            ---        (66,484)    (2,694,467)
                             -----------     ----------    -----------
    Net increase
      in net assets
      resulting from
      operations.........      1,758,102        128,163      2,968,932
                             -----------     ----------    -----------
 Distributions to shareholders (Note 1E):*
   From net investment
    income  .............     (1,758,102)      (193,799)    (5,680,095)
   From realized gains
    on securities
    transactions  .......            ---           (848)           ---
   In excess of realized
    gains  ..............            ---            ---            ---
                             -----------     ----------    -----------
                              (1,758,102)      (194,647)    (5,680,095)
                             -----------     ----------    -----------
 Capital share
   transactions** .......        385,358        928,429      6,508,442
                             -----------     ----------    -----------
      Total increase ....        385,358        861,945      3,797,279
Net Assets
 Beginning of period  ...     36,872,244      2,853,479     88,569,507
                             -----------     ----------    -----------
 End of period  .........    $37,257,602     $3,715,424    $92,366,786
                             ===========     ==========    ===========
   Undistributed net
    investment income  ..           $---           $---           $---
                                    ====           ====           ====
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............    217,565,342        223,662      2,284,864
Shares issued from reinvest-
 ment of dividends and/or
 distributions ..........      1,758,186         37,694      1,092,242
Shares redeemed .........   (218,938,170)       (85,156)    (2,142,176)
                             -----------        -------      ---------
Increase in outstanding
 capital shares .........        385,358        176,200      1,234,930
                             ===========        =======      =========
Value issued from sale
 of shares  .............   $217,565,342     $1,180,216    $12,180,349
Value issued from reinvest-
 ment of dividends and/or
 distributions ..........      1,758,186        194,647      5,680,095
Value redeemed ..........   (218,938,170)      (446,434)   (11,352,002)
                            ------------     ----------    -----------
Increase in
 outstanding capital  ...   $    385,358     $  928,429    $ 6,508,442
                            ============     ==========    ===========


                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1996


                             High Income
                               Portfolio
                             -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............    $ 8,219,559
   Realized net gain (loss)
    on investments  .....      2,951,518
   Unrealized appreciation
    (depreciation)  .....       (486,973)
                              ----------
    Net increase
      in net assets
      resulting from
      operations.........     10,684,104
                              ----------
 Distributions to shareholders (Note 1E):*
   From net investment
    income  .............     (8,219,559)
   From realized gains
    on securities
    transactions  .......            ---
   In excess of realized
    gains  ..............            ---
                             -----------
                              (8,219,559)
                             -----------
 Capital share
   transactions** .......      8,255,333
                             -----------
      Total increase ....     10,719,878
Net Assets
 Beginning of period  ...     86,686,193
                             -----------
 End of period  .........    $97,406,071
                             ===========
   Undistributed net
    investment income  ..           $---
                                    ====
                   *See "Financial Highlights" on pages  - .
**Shares issued from sale
 of shares  .............      2,475,713
Shares issued from reinvest-
 ment of dividends and/or
 distributions ..........      1,796,625
Shares redeemed .........     (2,484,538)
                               ---------
Increase in outstanding
 capital shares .........      1,787,800
                               =========
Value issued from sale
 of shares  .............    $11,575,727
Value issued from reinvest-
 ment of dividends and/or
 distributions ..........      8,219,560
Value redeemed ..........    (11,539,954)
                             -----------
Increase in
 outstanding capital  ...    $ 8,255,333
                             ===========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/97     1996     1995     1994    1993   1992
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $6.7967  $6.8260 $5.8986  $6.1962 $6.1505  $5.5973
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.0355   0.0990  0.0903   0.1211  0.0537   0.1013
 Net realized and
   unrealized gain
   on investments ..   1.1991   0.7478  2.1842   0.0268  0.8087   1.0653
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   1.2346   0.8468  2.2745   0.1479  0.8624   1.1666
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net
   investment
   income ..........  (0.0000) (0.0990)(0.0903) (0.1211)(0.0537) (0.1013)
 From capital
   gains ...........  (0.0000) (0.7771)(1.2568) (0.3244)(0.7569) (0.5121)
 In excess of
   capital gains ...  (0.0000) (0.0000)(0.0000) (0.0000)(0.0061) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.8761)(1.3471) (0.4455)(0.8167) (0.6134)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $8.0313  $6.7967 $6.8260  $5.8986 $6.1962  $6.1505
                      =======  ======= =======  ======= =======  =======
Total return .......  18.17%   12.40%  38.57%    2.39%  14.02%   20.84%
Net assets, end of
 period (000
 omitted)  .........$615,108$513,163$418,826 $276,737$220,590 $122,363
Ratio of expenses
 to average net
 assets ............   0.73%*   0.73%   0.75%    0.77%   0.78%    0.80%
Ratio of net investment
 income to average
 net assets  .......   0.99%*   1.44%   1.35%    2.07%   1.01%    2.00%
Portfolio turnover
 rate  .............  99.20%  243.00% 245.80%  277.36% 297.81%  225.87%
Average commission
 rate paid  ........  $0.0595 $0.0572

*Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/97     1996     1995     1994    1993   1992
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ........... $10.1373 $ 8.6756 $6.7689  $6.9180 $5.9530  $5.3158
                     -------- -------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.0465   0.0856  0.0839   0.0703  0.0651   0.0803
 Net realized and
   unrealized gain (loss)
   on investments ..   1.8792   1.6280  2.0525  (0.1491) 0.9650   0.6496
                     -------- -------- -------  ------- -------  -------
Total from investment
 operations  .......   1.9257   1.7136  2.1364  (0.0788) 1.0301   0.7299
                     -------- -------- -------  ------- -------  -------
Less distributions:
 From net
   investment
   income ..........  (0.0000) (0.0856)(0.0839) (0.0703)(0.0651) (0.0803)
 From capital
   gains............  (0.0000) (0.1663)(0.1457) (0.0000)(0.0000) (0.0124)
 In excess of
   capital gains (0.0000)      (0.0000)(0.0001) (0.0000)(0.0000) (0.0000)
                     -------- -------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.2519)(0.2297) (0.0703)(0.0651) (0.0927)
                     -------- -------- -------  ------- -------  -------
Net asset value,
 end of period  .... $12.0630 $10.1373 $8.6756  $6.7689 $6.9180  $5.9530
                     ======== ======== =======  ======= =======  =======
Total return........  19.00%   19.75%  31.56%   -1.14%  17.30%   13.78%
Net assets, end of
 period (000
 omitted)  .........$578,061$462,391$331,194 $218,774$155,092  $65,027
Ratio of expenses
 to average net
 assets ............   0.73%*   0.73%   0.77%    0.77%   0.79%    0.85%
Ratio of net investment
 income to average
 net assets  .......   0.88%*   0.97%   1.13%    1.16%   1.36%    1.78%
Portfolio turnover
 rate  .............  12.11%   22.95%  15.00%   23.32%  18.38%   15.74%
Average commission
 rate paid  ........  $0.0585 $0.0586

*Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE SCIENCE AND TECHNOLOGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout The Period:
(Unaudited)
                     For the
                      period
                       ended
                    6/30/97*
                   ----------
Net asset value,
 beginning of
 period  ...........  $5.0000
                      -------
Income from investment
 operations:
 Net investment
   income ..........   0.0244
 Net realized and
   unrealized gain
   on investments ..   0.5480
                      -------
Total from investment
 operations  .......   0.5724
                      -------
Less distributions:
 From net
   investment
   income ..........  (0.0000)
 From capital
   gains............  (0.0000)
                      -------
Total distributions   (0.0000)
                      -------
Net asset value,
 end of period  ....  $5.5724
                      =======
Total return........  11.45%
Net assets, end of
 period (000
 omitted)  ......... $3,233
Ratio of expenses
 to average net
 assets ............   0.87%
Ratio of net investment
 income to average
 net assets  .......   3.09%
Portfolio turnover
 rate  .............   0.00%
Average commission
 rate paid  ........  $0.0339

  *The Science and Technology Portfolio's inception date is March 13, 1997;
   however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from April 4, 1997 (initial offering) through June 30, 1997. Ratios have been annualized.

FINANCIAL HIGHLIGHTS OF
THE INTERNATIONAL PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the For the fiscal year ended         For the
                  six months       December 31,                 period
                       ended  ------------------------           ended
                     6/30/97     1996              1995        12/31/94*
                      ------  -------          --------        ----------
Net asset value,
 beginning of
 period  ...........  $5.9990  $5.2790          $4.9926          $5.0000
                      -------  -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........   0.0401   0.0644           0.0846           0.0207
 Net realized and
   unrealized gain (loss)
   on investments...   0.7735   0.7329           0.2790          (0.0074)
                      -------  -------          -------          -------
Total from investment
 operations  .......   0.8136   0.7973           0.3636           0.0133
                      -------  -------          -------          -------
Less distributions:
 From net
   investment
   income ..........  (0.0000) (0.0644)         (0.0772)         (0.0207)
 From capital
   gains ...........  (0.0000) (0.0129)         (0.0000)         (0.0000)
                      -------  -------          -------          -------
Total distributions.  (0.0000) (0.0773)         (0.0772)         (0.0207)
                      -------  -------          -------          -------
Net asset value,
 end of period  ....  $6.8126  $5.9990          $5.2790          $4.9926
                      =======  =======          =======          =======
Total return........  13.56%   15.11%            7.28%            0.26%
Net assets, end of
 period (000
 omitted)  .........$103,849 $79,849          $50,196          $26,020
Ratio of expenses
 to average net
 assets ............   0.99%**  1.00%            1.02%            1.26%
Ratio of net investment
 income to average
 net assets  .......   1.36%**  1.42%            1.99%            1.36%
Portfolio turnover
 rate  .............  50.18%   75.01%           34.93%           23.23%
Average commission
 rate paid  ........  $0.0102 $0.0217
 *The International Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE SMALL CAP PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the  For the fiscal year ended        For the
                  six months         December 31,               period
                       ended--------------------------           ended
                     6/30/97     1996              1995        12/31/94*
                     ------- --------          --------        ----------
Net asset value,
 beginning of
 period  ...........  $8.0176  $7.6932          $5.9918          $5.0000
                      -------  -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........   0.0031   0.0170           0.0900           0.0376
 Net realized and
   unrealized gain
   on investments ..   0.9306   0.6367           1.8470           1.0086
                      -------  -------          -------          -------
Total from investment
 operations  .......   0.9337   0.6537           1.9370           1.0462
                      -------  -------          -------          -------
Less distributions:
 From net
   investment income  (0.0000) (0.0170)         (0.0900)         (0.0376)
 From capital
   gains............  (0.0000) (0.3123)         (0.1456)         (0.0168)
                      -------  -------          -------          -------
Total distributions   (0.0000) (0.3293)         (0.2356)         (0.0544)
                      -------  -------          -------          -------
Net asset value,
 end of period  ....  $8.9513  $8.0176          $7.6932          $5.9918
                      =======  =======          =======          =======
Total return........  11.65%    8.50%           32.32%           20.92%
Net assets, end of
 period (000
 omitted)  .........$118,869 $97,408          $55,591          $16,080
Ratio of expenses
 to average net
 assets ............   0.91%**  0.91%            0.96%            1.08%
Ratio of net investment
 income to average
 net assets  .......   0.08%**  0.25%            1.77%            2.35%
Portfolio turnover
 rate  ............. 106.14%  133.77%           43.27%           21.61%
Average commission
 rate paid  ........  $0.0495 $0.0448

 *The Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BALANCED PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the  For the fiscal year ended        For the
                  six months         December 31,               period
                       ended----------------------------         ended
                     6/30/97     1996              1995        12/31/94*
                    -------- --------          --------        ----------
Net asset value,
 beginning of
 period  ...........  $6.1967  $5.9000          $4.9359          $5.0000
                      -------  -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........   0.0983   0.1594           0.1333           0.0460
 Net realized and
   unrealized gain (loss)
   on investments ..   0.5052   0.5003           1.0611          (0.0641)
                      -------  -------          -------          -------
Total from investment
 operations  .......   0.6035   0.6597           1.1944          (0.0181)
                      -------  -------          -------          -------
Less distributions:
 From net
   investment
   income ..........  (0.0000) (0.1594)         (0.1333)         (0.0460)
 From capital
   gains............  (0.0000) (0.2036)         (0.0970)         (0.0000)
                      -------  -------          -------          -------
Total distributions   (0.0000) (0.3630)         (0.2303)         (0.0460)
                      -------  -------          -------          -------
Net asset value,
 end of period  ....  $6.8002  $6.1967          $5.9000          $4.9359
                      =======  =======          =======          =======
Total return........   9.74%   11.19%           24.19%           -0.37%
Net assets, end of period
 (000 omitted)  ....$54,538  $42,427          $23,603           $8,671
Ratio of expenses
 to average net
 assets ............   0.69%**  0.70%            0.72%            0.95%
Ratio of net investment
 income to average
 net assets  .......   3.34%**  3.18%            3.22%            3.14%
Portfolio turnover
 rate  .............  25.23%   44.23%           62.87%           19.74%
Average commission
 rate paid  ........  $0.0535 $0.0579

 *The Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
**Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE ASSET STRATEGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the           For the          For the
                  six months         fiscal year         period
                       ended             ended            ended
                     6/30/97          12/31/96         12/31/95*
                   ---------          --------         ---------
Net asset value,
 beginning of
 period  ...........  $5.1343          $5.0137          $5.0000
                      -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........   0.0891           0.1814           0.0717
 Net realized and
   unrealized gain
   on investments ..   0.2705           0.1206           0.0193
                      -------          -------          -------
Total from investment
 operations  .......   0.3596           0.3020           0.0910
                      -------          -------          -------
Less distributions:
 From net
   investment
   income ..........  (0.0000)         (0.1814)         (0.0713)
 From capital
   gains............  (0.0000)         (0.0000)         (0.0060)
                      -------          -------          -------
Total distributions   (0.0000)         (0.1814)         (0.0773)
                      -------          -------          -------
Net asset value,
 end of period  ....  $5.4939          $5.1343          $5.0137
                      =======          =======          =======
Total return........   7.00%            6.05%            1.80%
Net assets, end of
 period (000
 omitted)  ......... $9,029           $8,474           $4,344
Ratio of expenses
 to average net
 assets ............   1.01%**          0.93%            0.91%
Ratio of net investment
 income to average
 net assets  .......   3.47%**          3.92%            4.42%
Portfolio turnover
 rate  ............. 123.14%           49.92%          149.17%
Average commission
 rate paid  ........  $0.0406        $0.0375

  *The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through December 31, 1995. Ratios have been annualized.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE MONEY MARKET PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/97     1996     1995     1994    1993   1992
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      -------  ------- -------  ------- -------  -------
Net investment
 income  ...........   0.0247   0.0486  0.0542   0.0368  0.0260   0.0324
Less dividends
 declared  .........  (0.0247) (0.0486)(0.0542) (0.0368)(0.0260) (0.0324)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      =======  ======= =======  ======= =======  =======
Total return .......   2.49%    5.01%   5.56%    3.72%   2.63%    3.29%
Net assets, end of
 period (000
 omitted)  .........$38,773  $37,258 $36,872  $30,812 $26,000  $23,995
Ratio of expenses
 to average net
 assets ............   0.60%*   0.61%   0.62%    0.65%   0.65%    0.65%
Ratio of net investment
 income to average
 net assets  .......   4.98%*   4.87%   5.42%    3.72%   2.61%    3.17%

*Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE LIMITED-TERM BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the For the fiscal year ended         For the
                  six months         December 31,               period
                       ended ---------------------------         ended
                     6/30/97     1996              1995        12/31/94*
                   --------- ---------        ---------        ----------
Net asset value,
 beginning of
 period  ...........  $5.1639  $5.2521          $4.8611          $5.0000
                      -------  -------          -------          -------
Income from investment
 operations:
 Net investment
   income ..........   0.1435   0.2842           0.2841           0.1507
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.0113) (0.0870)          0.4122          (0.1375)
                      -------  -------          -------          -------
Total from investment
 operations  .......   0.1322   0.1972           0.6963           0.0132
                      -------  -------          -------          -------
Less distributions:
 From net
   investment
   income ..........  (0.0000) (0.2842)         (0.2841)         (0.1507)
 From capital
   gains ...........  (0.0000) (0.0012)         (0.0212)         (0.0014)
                      -------  -------          -------          -------
Total distributions   (0.0000) (0.2854)         (0.3053)         (0.1521)
                      -------  -------          -------          -------
Net asset value,
 end of period  ....  $5.2961  $5.1639          $5.2521          $4.8611
                      =======  =======          =======          =======
Total return........   2.56%    3.79%           14.29%            0.26%
Net assets, end of
 period (000
 omitted)  ......... $4,147   $3,715           $2,853           $1,645
Ratio of expenses
 to average net
 assets ............   0.88%**  0.76%            0.71%            0.93%
Ratio of net investment
 income to average
 net assets  .......   5.85%**  5.92%            6.22%            5.89%
Portfolio turnover
 rate  .............   9.77%   15.81%           18.16%           93.83%

  *The Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
 **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
 (Unaudited)

                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/97     1996     1995     1994    1993   1992
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $5.2004  $5.3592 $4.7393  $5.4045 $5.2626  $5.2661
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.1691   0.3407  0.3556   0.3507  0.3334   0.3643
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.0117) (0.1588) 0.6202  (0.6652) 0.3046   0.0216
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.1574   0.1819  0.9758  (0.3145) 0.6380   0.3859
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net
   investment
   income ..........  (0.0000) (0.3407)(0.3559) (0.3507)(0.3334) (0.3643)
 From capital
   gains ...........  (0.0000) (0.0000)(0.0000) (0.0000)(0.1627) (0.0251)
                      -------  ------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.3407)(0.3559) (0.3507)(0.4961) (0.3894)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $5.3578  $5.2004 $5.3592  $4.7393 $5.4045  $5.2626
                      =======  ======= =======  ======= =======  =======
Total return .......   3.03%    3.43%  20.56%   -5.90%  12.37%    7.67%
Net assets, end of
 period (000
 omitted)  .........$91,927  $92,367 $88,570  $74,017 $81,727  $49,428
Ratio of expenses
 to average net
 assets ............   0.59%*   0.59%   0.60%    0.62%   0.62%    0.64%
Ratio of net investment
 income to average
 net assets  .......   6.43%*   6.39%   6.73%    6.73%   6.01%    6.91%
Portfolio turnover
 rate  .............  14.53%   64.02%  71.17%  135.82%  68.75%   44.32%

*Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE HIGH INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
 (Unaudited)

                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/97     1996     1995     1994    1993   1992
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $4.5750  $4.4448 $4.1118  $4.6373 $4.2886  $4.0770
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.2015   0.4216  0.4165   0.4106  0.3899   0.4050
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.0840   0.1302  0.3330  (0.5255) 0.3487   0.2116
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.2855   0.5518  0.7495  (0.1149) 0.7386   0.6166
                      -------  ------- -------  ------- -------  -------
Less dividends from
 net investment
 income  ...........  (0.0000) (0.4216)(0.4165) (0.4106)(0.3899) (0.4050)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $4.8605  $4.5750 $4.4448  $4.1118 $4.6373  $4.2886
                      =======  ======= =======  ======= =======  =======
Total return .......   6.24%   12.46%  18.19%   -2.55%  17.90%   15.70%
Net assets, end of
 period (000
 omitted)  .........$106,427 $97,406 $86,686  $72,644 $71,265  $41,456
Ratio of expenses
 to average net
 assets ............   0.71%*   0.71%   0.72%    0.74%   0.75%    0.77%
Ratio of net investment
 income to average
 net assets  .......   8.84%*   9.10%   9.25%    9.03%   8.66%    9.48%
Portfolio turnover
 rate  .............  29.89%   58.91%  41.78%   37.86%  54.22%   60.79%

*Annualized.

                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997

NOTE 1 -- Significant Accounting Policies

     TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the eleven classes that are designated the Growth Portfolio, the Income Portfolio, the Science and Technology Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Asset Strategy Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian.
The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations system) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. For International Portfolio, dividend income is net of foreign withholding taxes of $77,534. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Growth Portfolio
- .20% of net assets; Income Portfolio - .20% of net assets; Science and Technology Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Asset Strategy Portfolio - .30% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and
(ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $1.7 billion of combined net assets at June 30, 1997) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                  Annual Fee
          (all dollars in millions)    Rate for Each Portfolio
          --------------------------   -----------------------
          From $    0  to $   10                  $      0
          From $   10  to $   25                  $ 10,000
          From $   25  to $   50                  $ 20,000
          From $   50  to $  100                  $ 30,000
          From $  100  to $  200                  $ 40,000
          From $  200  to $  350                  $ 50,000
          From $  350  to $  550                  $ 60,000
          From $  550  to $  750                  $ 70,000
          From $  750  to $1,000                  $ 85,000
               $1,000 and Over                    $100,000

     The Fund paid Directors' fees of $27,661, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company,
and United Investors Management Company, a holding company, and   a direct
subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Investment securities transactions for the period ended June 30, 1997 are summarized as follows:

                                                           Science and
                                    Growth        Income    Technology
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                   $538,092,760   $81,861,735    $1,466,213
Purchases of U.S. Government
   securities                          ---           ---           ---
Purchases of short-term
 securities                    297,010,986   175,855,245    83,360,212
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities         521,375,120    57,908,500           ---
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    296,976,722   174,868,917    81,847,000

                             International  Small Cap   Balanced
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                    $58,697,854  $104,046,986   $10,683,818
Purchases of U.S. Government
   securities                          ---           ---     4,159,077
Purchases of short-term
 securities                     59,334,049   126,437,589    30,063,336
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities          42,015,310    93,046,452     8,175,456
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---     2,050,313
Proceeds from maturities
 and sales of short-term
 securities                     60,266,695   127,246,359    26,153,000

                                             Limited-
                            Asset Strategy  Term Bond       Bond
                                 Portfolio  Portfolio  Portfolio
                               -----------  ---------  ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                     $9,632,410      $407,326    $7,599,527
Purchases of U.S. Government
   securities                          ---       302,084     7,496,307
Purchases of short-term
 securities                      8,049,728       787,000    19,905,919
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities           6,045,904       280,142     9,361,761
Proceeds from maturities
 and sales of U.S.
 Government securities           3,066,398        66,709     3,333,450
Proceeds from maturities
 and sales of short-term
 securities                      8,274,814       701,000    22,562,682

                                      High
                                    Income
                                 Portfolio
                               -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                    $37,714,878
Purchases of U.S. Government
   securities                          ---
Purchases of short-term
 securities                     42,336,729
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities          28,130,645
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---
Proceeds from maturities
 and sales of short-term
 securities                     43,873,568

     For Federal income tax purposes, cost of investments owned at June 30, 1997, and the related unrealized appreciation (depreciation) were as follows:

                                                            Aggregate
                             CostAppreciationDepreciationAppreciation
                     ------------------------------------------------
Growth Portfolio     $524,413,734$ 99,594,999$(2,810,838)$ 96,784,161
Income Portfolio      361,742,364 218,445,862 (2,322,429) 216,123,433
Science and Technology
  Portfolio             2,979,998     219,046    (40,497)     178,549
International Portfolio94,764,414  16,375,651  (4,004,031) 12,371,620
Small Cap Portfolio   108,632,362  18,466,340  (6,926,314)  11,540,026
Balanced Portfolio     48,080,711   7,147,563    (797,946)  6,349,617
Asset Strategy Portfolio8,594,991     549,358     (18,978)    530,380
Money Market Portfolio 38,254,399          --         --           --
Limited-Term Bond Portfolio4,054,116   30,348     (13,552)     16,796
Bond Portfolio         89,131,408   1,768,556    (410,327)  1,358,229
High Income Portfolio 101,346,875   5,175,198   (595,451)   4,579,747

NOTE 4 -- Federal Income Tax Matters

     The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as accounting purposes. For Federal income tax purposes, Growth, Income, Balanced, and Limited-Term Bond Portfolios realized capital gain net income of $51,622,358, $7,401,806, $1,315,431 and $848, respectively, during the year ended December 31, 1996. For Federal income tax purposes, Small Cap Portfolio realized capital gain net income of $8,896,601 for the year ended December 31, 1996, which included the effect of certain losses deferred into the next fiscal year (see discussion below). For Federal income tax purposes, High Income Portfolio realized capital gain net income of $2,951,518 for the year ended December 31, 1996, which was entirely offset by utilization of capital loss carryforwards. Remaining prior year capital loss carryforwards of High Income Portfolio aggregated $237,516 as of December 31, 1996, and are available to offset future capital gain net income through December 31, 2003. For Federal income tax purposes, International Portfolio, Asset Strategy Portfolio and Bond Portfolio realized capital losses of $1,145,948, $46,572 and $16,696, respectively, during the year ended December 31, 1996. These amounts are available to offset future realized capital gain net income through December 31, 2004. In addition, prior year capital loss carryforwards of Bond Portfolio aggregated $2,603,035 as of December 31, 1996, and are available to offset future realized capital gain net income through December 31, 2002. The capital gain net income of Growth, Income, Balanced and Limited-Term Bond Portfolios was paid to shareholders during the year ended December 31, 1996. A portion of the capital gain net income of Small Cap Portfolio was paid to shareholders during the period ended December 31, 1996. Remaining capital gain net income will be distributed to shareholders.

     Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1996 through December 31, 1996, Small Cap Portfolio incurred net capital losses of $5,285,152, which have been deferred to the calendar year ending December 31, 1997.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
AUGUST 31, 1997

                                              Shares        Value

COMMON STOCKS
Agricultural Production _- Crops - 1.03%
 Pioneer Hi-Bred International, Inc.  ....       700   $   59,981

Auto Repair, Services and Parking - 1.18%
 Hertz Corp (The), Class A  ..............     2,000       69,124

Business Services - 28.28%
 America Online, Inc.*  ..................     2,000      129,000
 At Home Corporation, Series A*  .........     5,000       95,625
 Autodesk, Inc.  .........................     1,500       65,484
 CUC International Inc.*  ................     4,000       94,000
 HCIA Inc.*  .............................     4,000       61,872
 HPR Inc.*  ..............................     3,000       54,000
 i2 Technologies, Inc.*  .................     1,300       60,043
 IDX Systems Corporation*  ...............     2,000       67,874
 Intuit Inc.*  ...........................     3,000       78,468
 McAfee Associates, Inc.*  ...............     2,000      113,124
 Medic Computer Systems, Inc.*  ..........     2,200       68,680
 Parametric Technology Corporation*  .....     1,200       55,612
 Primark Corporation*  ...................     3,200       86,998
 Security Dynamics Technologies, Inc.*  ..     1,900       74,693
 Simulation Sciences, Inc.*  .............     6,000       85,500
 TMP Worldwide Inc.*  ....................     3,500       72,187
 Transaction System Architects, Inc.*  ...     3,000      104,061
 Vantive Corporation*  ...................     3,000       92,154
 Visio Corporation*  .....................     2,400       82,349
 Wind River Systems, Inc.*  ..............     2,600      111,636
   Total .................................              1,653,360

Communication - 5.73%
 AirTouch Communications*  ...............     1,700       57,481
 Intermedia Communications of Florida,
  Inc.*  .................................     1,600       57,000
 Nokia Corporation, Series A, ADR  .......     1,000       77,500
 Paging Network, Inc.*  ..................     7,000       71,309
 WorldCom Inc.*  .........................     2,400       71,923
   Total .................................                335,213

Electronic and Other Electric Equipment - 9.14%
 ADC Telecommunications, Inc.*  ..........     2,000       74,124
 ADE Corporation*  .......................     1,000       41,187
 Advanced Fibre Communications, Inc.*  ...     1,800      111,825
 Anadigics Inc.*  ........................     1,500       74,389
 Ascend Communications, Inc.*  ...........     2,000       84,812
 Linear Technology Corporation  ..........       900       59,090
 Tellabs*  ...............................     1,500       89,438
   Total .................................                534,865

Engineering and Management Services - 4.32%
 Incyte Pharmaceuticals, Inc.*  ..........     2,000      121,500
 Paychex Inc.  ...........................     2,000       68,186
 Quintiles Transnational*  ...............       800       62,600
   Total .................................                252,286
               See Notes to Schedules of Investments on page   .

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
AUGUST 31, 1997

                                              Shares        Value

COMMON STOCKS (Continued)
Food and Kindred Products - 1.36%
 Smucker (J.M.) Co., Class A  ............     3,000   $   79,311

Health Services - 1.31%
 American Healthcorp, Inc.*  .............     7,000       76,559

Industrial Machinery and Equipment _ 3.33%
 Culligan Water Technologies, Inc.*  .....     2,000       92,250
 Kulicke & Soffa Industries, Inc.*  ......     1,000       45,906
 Lam Research Corporation*  ..............     1,000       56,531
   Total .................................                194,687

Instruments and Related Products - 3.10%
 STERIS Corporation*  ....................     3,000      112,686
 Uniphase Corp.*  ........................     1,000       68,625
   Total .................................                181,311

Miscellaneous Repair Services - 1.36%
 World Access Inc.*  .....................     3,000       79,500

Wholesale Trade -- Durable Goods - 2.74%
 OmniCare, Inc.  .........................     3,000       86,811
 Peerless Systems Corporation*  ..........     5,000       73,125
   Total .................................                159,936

Wholesale Trade -- Nondurable Goods - 3.84%
 Cardinal Health, Inc.  ..................     2,000      132,500
 800_Jr. CIGAR Inc.*  ....................     2,900       92,075
   Total .................................                224,575

TOTAL COMMON STOCKS - 66.72%                           $3,900,708
 (Cost: $3,613,003)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper - 3.42%
 Instruments and Related Products
 Baxter International Inc.,
   5.6%, 9-10-97 .........................    $  200      199,720


               See Notes to Schedules of Investments on page   .

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
AUGUST 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Repurchase Agreement - 29.08%
 J. P. Morgan Securities, 5.45%
   Repurchase Agreement dated
   8-29-97 to be repurchased
   at $1,701,029 on 9-2-97 (A)............    $1,700   $1,700,000

TOTAL SHORT-TERM SECURITIES - 32.50%                   $1,899,720
 (Cost: $1,899,720)

TOTAL INVESTMENT SECURITIES - 99.22%                   $5,800,428
 (Cost: $5,512,723)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.78%         $45,643

NET ASSETS - 100.00%                                   $5,846,071


Notes to Schedules of Investments
*No dividends were paid during the preceding 12 months.

(A)Collateralized by $1,167,000 U.S. Treasury Notes, 12.5% due 8-15-2014, market value and accrued interest aggregate $1,737,007.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

SCIENCE AND TECHNOLOGY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997
(Unaudited)

Assets
 Investment securities--at
   value (Notes 1 and 3)      $5,800,428
 Cash   .................          2,381
 Receivables:
   Fund shares sold .....         39,403
   Dividends and interest          1,237
 Prepaid insurance
   premium ..............            156
 Other  .................          2,937
                              ----------
    Total assets  .......      5,846,542
Liabilities                   ----------
 Payable to Fund
   shareholders .........             29
 Accrued management
   fee (Note 2) .........            442
                              ----------
    Total liabilities  ..            471
                              ----------
      Total net assets ..     $5,846,071
Net Assets                    ==========
 $0.01 par value capital stock
   Capital stock ........        $10,174
   Additional paid-in
    capital  ............      5,539,895
 Accumulated undistributed gain (loss):
   Accumulated undistributed
    net investment income         26,740
   Accumulated undistributed
    net realized loss
    on investment
    transactions  .......        (18,443)
   Net unrealized appreciation
    of investments  .....        287,705
                              ----------
    Net assets applicable to
      outstanding units
      of capital ........     $5,846,071
                              ==========
Net asset value, redemption
 and offering price per share    $5.7458
                                 =======
Capital shares outstanding     1,017,449
Capital shares authorized    100,000,000
                       See notes to financial statements.

SCIENCE AND TECHNOLOGY PORTFOLIO
STATEMENT OF OPERATIONS
For the Period Ended AUGUST 31, 1997
(Unaudited)

Investment Income
 Income (Note 1B):
   Interest and
    amortization ........       $ 37,383
   Dividends ............            742
                                --------
    Total income  .......         38,125
                                --------
 Expenses (Note 2):
   Investment management
    fee  ................          8,771
   Custodian fees .......          1,208
   Audit fees ...........              5
   Legal fees ...........          4,602
   Other ................         (3,201)
                                --------
    Total expenses  .....         11,385
                                --------
      Net investment income       26,740
                                --------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net loss on
   investments ..........        (18,443)
 Unrealized appreciation
   in value of investments
   during the period ....        287,705
                                --------
   Net gain on
    investments  ........        269,262
                                --------
    Net increase
      in net assets
      resulting from
      operations ........       $296,002
                                ========


                       See notes to financial statements.

SCIENCE AND TECHNOLOGY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended AUGUST 31, 1997
(Unaudited)

Increase in Net Assets
 Operations:
   Net investment
    income  .............     $   26,740
   Realized net loss
    on investments  .....        (18,443)
   Unrealized appreciation       287,705
                              ----------
    Net increase
      in net assets
      resulting from
      operations.........        296,002
                              ----------
 Dividends to shareholders
   from net investment
   income (Note 1E)*.....            ---
                              ----------
                                     ---
                              ----------
 Capital share
   transactions** .......      5,550,069
                              ----------
      Total increase  ...      5,846,071
Net Assets
 Beginning of period  ...            ---
                              ----------
 End of period  .........     $5,846,071
                              ==========
   Undistributed net
    investment income  ..        $26,740
                                 =======
                     *See "Financial Highlights" on page .
**Shares issued from sale
 of shares  .............      1,093,022
Shares issued from reinvest-
 ment of dividends  .....            ---
Shares redeemed .........        (75,573)
                               ---------
Increase in outstanding
 capital shares .........      1,017,449
                               =========
Value issued from sale
 of shares  .............     $5,961,588
Value issued from reinvest-
 ment of dividends  .....            ---
Value redeemed ..........       (411,519)
                              ----------
Increase in
 outstanding capital  ...     $5,550,069
                              ==========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE SCIENCE AND TECHNOLOGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout The Period:
(Unaudited)
                     For the
                      period
                       ended
                    8/31/97*
                   ----------
Net asset value,
 beginning of
 period  ...........  $5.0000
                      -------
Income from investment
 operations:
 Net investment
   income ..........   0.0263
 Net realized and
   unrealized gain
   on investments ..   0.7195
                      -------
Total from investment
 operations  .......   0.7458
                      -------
Less distributions:
 From net
   investment
   income ..........  (0.0000)
 From capital
   gains............  (0.0000)
                      -------
Total distributions   (0.0000)
                      -------
Net asset value,
 end of period  ....  $5.7458
                      =======
Total return........  14.91%
Net assets, end of
 period (000
 omitted)  ......... $5,846
Ratio of expenses
 to average net
 assets ............   0.91%
Ratio of net investment
 income to average
 net assets  .......   2.15%
Portfolio turnover
 rate  .............  11.45%
Average commission
 rate paid  ........  $0.0336

  *The Science and Technology Portfolio's inception date is March 13, 1997;
   however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from April 4, 1997 (initial offering) through August 31, 1997. Ratios have been annualized.
                       See notes to financial statements.

TMK/UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997
(Unaudited)

NOTE 1 -- Significant Accounting Policies

     TMK/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the eleven classes that are designated the Growth Portfolio, the Income Portfolio, the Science and Technology Portfolio, the International Portfolio, the Small Cap Portfolio, the Balanced Portfolio, the Asset Strategy Portfolio, the Money Market Portfolio, the Limited-Term Bond Portfolio, the Bond Portfolio and the High Income Portfolio. The assets belonging to each Portfolio are held separately by the Custodian.
The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations system) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Growth Portfolio
- .20% of net assets; Income Portfolio - .20% of net assets; Science and Technology Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Small Cap Portfolio - .35% of net assets; Balanced Portfolio - .10% of net assets; Asset Strategy Portfolio - .30% of net assets; Money Market Portfolio - none; Limited-Term Bond Portfolio - .05% of net assets; Bond Portfolio - .03% of net assets; High Income Portfolio - .15% of net assets and
(ii) a base fee computed each day on the combined net asset values of all of the Portfolios (approximately $1.7 billion of combined net assets at June 30, 1997) and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. (W&R), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                  Annual Fee
          (all dollars in millions)    Rate for Each Portfolio
          --------------------------   -----------------------
          From $    0  to $   10                  $      0
          From $   10  to $   25                  $ 10,000
          From $   25  to $   50                  $ 20,000
          From $   50  to $  100                  $ 30,000
          From $  100  to $  200                  $ 40,000
          From $  200  to $  350                  $ 50,000
          From $  350  to $  550                  $ 60,000
          From $  550  to $  750                  $ 70,000
          From $  750  to $1,000                  $ 85,000
               $1,000 and Over                    $100,000

     The Science and Technology Portfolio paid no Directors' fees.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company,
and United Investors Management Company, a holding company, and   a direct
subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     The Portfolio, for the period ending August 31, 1997, had purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregating $3,830,984 while proceeds from maturities and sales aggregated $199,538. Purchases of short-term securities aggregated $154,156,781 while proceeds from maturities and sales of short-term securities aggregated $152,262,000. No long-term U.S. Government securities were bought or sold.

     For Federal income tax purposes, cost of investments owned at September 30, 1997 was $5,512,723, resulting in net unrealized appreciation of $287,705, of which $346,934 related to appreciated securities and $59,229 related to depreciated securities.

                             REGISTRATION STATEMENT

                                     PART C

                               OTHER INFORMATION

24.  Financial Statements and Exhibits
     ---------------------------------

(a)  Financial Statements -- TMK/United Funds, Inc.

     Included in Part B:
     -------------------

     As of December 31, 1996 and the six-month period ending June 30, 1997
          Statements of Assets and Liabilities

     For the year ended December 31, 1996 and the six-month period ending June 30, 1997
          Statements of Operations

     For each of the two years ended December 31, 1996 and the six-month period ending June 30, 1997
          Statement of Changes in Net Assets

     Schedule I -- Investment Securities as of December 31, 1996 and the six-month period ending June 30, 1997

     Report of Independent Accountants

     Included in Part C:
     -------------------

     Financial Data Schedules

     Other schedules prescribed by Regulation S-X are not filed because the required matter is not present or is insignificant.

 (b)  Exhibits:

     (1) Articles of Incorporation, filed October 31, 1996 as EX-99.B1-tmkart to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*

          Articles Supplementary filed April 1, 1997 as EX-99.B1-tkartsup to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A*

     (2) By-Laws filed April 29, 1996 as EX-99.B2-tmkbylaw to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A*

     (3)  Not applicable

     (4) Article FIFTH and Article SEVENTH of the Articles of Incorporation of Registrant filed October 31, 1996 as EX-99.B1-tmkart to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*; Article I, Article IV and Article VII of the Bylaws of the Registrant, filed April 29, 1996 as EX-99.B2-tmkbylaw to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A*

     (5) Investment Management Agreement with fee schedule amended to reflect the addition of Science and Technology Portfolio filed October 31, 1996 as EX-99.B5-tmkima to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*

          Assignment of Investment Management Agreement filed April 1, 1997 as EX-99.B5-tkassign to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A*

     (6) Form of Distribution Contract reflecting addition of Asset Strategy Portfolio filed February 15, 1995 as EX-99.B6-tmkdisco to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

          Form of Distribution Contract reflecting addition of Science and Technology Portfolio filed October 31, 1996 as EX-99.B6-variable to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*

          Principal Underwriting Agreement between Waddell & Reed, Inc. and United Investors Life Insurance Company filed October 3, 1995 as EX-99.B6-tmkpua to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A*

     (7)  Not applicable

     (8) Custodian Agreement, as amended, filed August 8, 1997 as EX-99.B8-tmkca to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A*

     (9) Accounting Services Agreement filed October 3, 1995 as EX-99.B9-tmkasa to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A*

     (10) Opinion and Consent of Counsel filed March 18, 1987 as Exhibit (b)(10) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A*

     (11) Consent of Deloitte & Touche LLP, Independent Accountants, attached hereto as EX-99.B11-tkconsnt

          Consent of Price Waterhouse LLP, Independent Accountants, attached hereto as EX-99.B11-tkpwcon

          Opinion of Price Waterhouse LLP attached hereto as EX-99.B11-tkpwopin

     (12) Not applicable

     (13) Agreement between United Investors Life Insurance Company and Income Portfolio filed April 21, 1992 as Exhibit No. 13 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A*

          Agreement between United Investors Life Insurance Company and International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio filed February 15, 1995 as EX-99.B13-tmkuil to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A*

          Agreement between United Investors Life Insurance Company and Asset Strategy Portfolio filed October 3, 1995 as EX-99.B13-tmkuilasp to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A*

          Agreement between United Investors Life Insurance Company and Science and Technology Portfolio filed October 31, 1996 as EX-B.13-tmkuilst to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*

     (14) Not applicable

     (15) Not applicable

     (16) Schedules for yield and total return computation filed April 29, 1996 as EX-99.B16-tmksched to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A*

          Schedule for yield computation for Money Market Portfolio filed October 31, 1996 as EX-99.B16-tmkyldmm to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*

     (17) Financial Data Schedules, attached hereto as EX-27.B17-tmkfds1, EX-27.B17-tmkfds2, EX-27.B17-tmkfds3, EX-27.B17-tmkfds4, EX-27.B17-
          tmkfds5, EX-27.B17-tmkfds6, EX-27.B17-tmkfds7, EX-27.B17-tmkfds8, EX-27.B17-tmkfds9, EX-27.B17-tmkfds10, EX-27.B17-tmkfds11

25.  Persons Controlled by or under common control with Registrant
     -------------------------------------------------------------

     None

26.  Number of Holders of Securities
     -------------------------------

                                   Number of Record Holders as of
     Title of Class                        June 30, 1997
     --------------                ------------------------------
     Common                                      2

27.  Indemnification
     ---------------

     Reference is made to Section 7 of Article SEVENTH of the Articles of Incorporation of Registrant, as amended, filed October 31, 1996 as EX-99.B1-tmkart to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*, and to Paragraph 7 of the Distribution Agreement between United Investors Life Insurance Company and the Registrant, filed October 31, 1996 as EX-99.B6-tmkdisco to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A*, each of which provides for indemnification. Also refer to Section 2-418 of the Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

28.  Business and Other Connections of Investment Manager
     ----------------------------------------------------

     Waddell & Reed Investment Management Company is the investment manager of the Registrant. Under the terms of an Investment Management Agreement between Waddell & Reed, Inc. and the Registrant, Waddell & Reed, Inc. is to provide investment management services to the Registrant. Waddell & Reed, Inc. assigned its investment management duties under this agreement to Waddell & Reed Investment Management Company on January 8, 1992. Waddell & Reed Investment Management Company is not engaged in any business other than the provision of investment management services to those registered investment companies as described in Part A and Part B of this Post-Effective Amendment.

     Each director and executive officer of Waddell & Reed Investment Management Company or its predecessors, has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of Waddell & Reed Investment Management Company or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information of the Registrant, and except for Mr. Ronald K. Richey. Mr. Richey is Chairman of the Board and Chief Executive Officer of Torchmark Corporation, the parent company of Waddell & Reed, Inc., and Chairman of the Board of United Investors Management Company, a holding company of which Waddell & Reed, Inc. is an indirect subsidiary. Mr. Richey's address is 2001 Third Avenue South, Birmingham, Alabama 35233. The address of the others is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

     As to each director and officer of Waddell & Reed Investment Management Company, reference is made to the Prospectus and SAI of this Registrant.

29.  Principal Underwriter and Distributor
     -------------------------------------

     (a) Waddell & Reed, Inc. is the Principal Underwriter and Distributor of the Registrant's shares. It is the principal underwriter to the following investment companies:

          United Funds, Inc.
          United International Growth Fund, Inc.
          United Continental Income Fund, Inc.
          United Vanguard Fund, Inc.
          United Retirement Shares, Inc.
          United Municipal Bond Fund, Inc.
          United High Income Fund, Inc.
          United Cash Management, Inc.
          United Government Securities Fund, Inc.
          United New Concepts Fund, Inc.
          United Gold & Government Fund, Inc.
          United Municipal High Income Fund, Inc.
          United High Income Fund II, Inc.
          United Asset Strategy Fund, Inc.
          Waddell & Reed Funds, Inc.

     (b) The information contained in the underwriter's application on form BD, under the Securities Exchange Act of 1934, is herein incorporated by reference.

     (c) No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or any affiliated person of such affiliated person.

30.  Location of Accounts and Records
     --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act and rules promulgated thereunder are under the possession of Ms. Sharon K. Pappas and Mr. Robert L. Hechler, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

31.  Management Services
     -------------------

     There are no service contracts other than as discussed in Part A and B of this Post-Effective Amendment and as listed in response to Item (b)(9) hereof.

32.  Undertakings
     ------------

     (a)  Not applicable

     (b)  Not applicable

     (c) The Fund agrees to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders upon request and without charge.

     (d) To the extent that Section 16(c) of the Investment Company Act of 1940, as amended, applies to the Fund, the Fund agrees, if requested in writing by the shareholders of record of not less than 10% of the Fund's outstanding shares, to call a meeting of the shareholders of the Fund for the purpose of voting upon the question of removal of any director and to assist in communications with other shareholders as required by Section 16(c).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(a) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 29th day of September, 1997.

                            TMK/UNITED FUNDS, INC.

                                  (Registrant)

                            By /s/ Keith A. Tucker*
                            ------------------------
                           Keith A. Tucker, President

     Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

     Signatures          Title
     ----------          -----

/s/Ronald K. Richey*     Chairman of the Board         September 29, 1997
----------------------                                 ----------------
Ronald K. Richey


/s/Keith A. Tucker*      President and Director        September 29, 1997
----------------------   (Principal Executive Officer) ----------------
Keith A. Tucker


/s/Theodore W. Howard*   Vice President, Treasurer     September 29, 1997
----------------------   and Principal Accounting      ----------------
Theodore W. Howard       Officer


/s/Robert L. Hechler*    Vice President and            September 29, 1997
----------------------   Principal Financial           ----------------
Robert L. Hechler        Officer


/s/Henry L. Bellmon*     Director                      September 29, 1997
----------------------                                 ----------------
Henry L. Bellmon


/s/Dodds I. Buchanan*    Director                      September 29, 1997
---------------------                                  ----------------
Dodds I. Buchanan


/s/James M. Concannon*   Director                      September 29, 1997
---------------------                                  ----------------
James M. Concannon


/s/John A. Dillingham*   Director                      September 29, 1997
---------------------                                  ----------------
John A. Dillingham


/s/Linda Graves*         Director                      September 29, 1997
-------------------                                    ----------------
Linda Graves


/s/John F. Hayes*        Director                      September 29, 1997
-------------------                                    ----------------
John F. Hayes


/s/Glendon E. Johnson*   Director                      September 29, 1997
-------------------                                    ----------------
Glendon E. Johnson


/s/William T. Morgan*    Director                      September 29, 1997
-------------------                                    ----------------
William T. Morgan


/s/William L. Rogers*    Director                      September 29, 1997
-------------------                                    ----------------
William L. Rogers


/s/Frank J. Ross, Jr.*   Director                      September 29, 1997
-------------------                                    ----------------
Frank J. Ross, Jr.


/s/Eleanor B. Schwartz*  Director                      September 29, 1997
-------------------                                    ----------------
Eleanor B. Schwartz


/s/Frederick Vogel III*  Director                      September 29, 1997
-------------------                                    ----------------
Frederick Vogel III


/s/Paul S. Wise*         Director                      September 29, 1997
-------------------                                    ----------------
Paul S. Wise


*By
    Sharon K. Pappas
    Attorney-in-Fact

ATTEST:
   Sheryl Strauss
   Assistant Secretary